DIVERSIFIED INVESTMENT ADVISORS

The Diversified Investors                    Long Horizon Fund
Funds Group
                                             Intermediate Long
and                                          Horizon Fund

The Diversified Investors                    Intermediate Horizon Fund
Strategic Allocation Funds
                                             Short Intermediate
                                             Horizon Fund

                                             Short Horizon Fund

                                             Stephens Select
                                             Equity Fund

                                             Stephens Intermediate
                                             Bond Fund

                                             Stock Index Fund

                                             International Equity Fund

                                             High Yield Bond Fund

                                             Aggressive Equity Fund

                                             Special Equity Fund

                                             Equity Growth Fund

                                             Growth and Income Fund

                                             Equity Value Fund

                                             Equity Income Fund

                                             Balanced Fund

1999 ANNUAL REPORT                           Core Bond Fund

                                             Intermediate Government
                                             Bond Fund

                                             High Quality Bond Fund

                                             Money Market Fund


                                             [DIVERSIFIED LOGO]

                                                  DIVERSIFIED
                                                  INVESTMENT
                                                  ADVISORS

This report is not to be construed as an offering for sale of any shares of The Diversified Investors Funds Group or The Diversified Investors Strategic Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined annual report for The Diversified Investors Funds Group and The Diversified Investors Strategic Allocation Funds.

      THE DIVERSIFIED INVESTORS FUNDS GROUP AND STRATEGIC ALLOCATION FUNDS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DIVERSIFIED INVESTORS FUNDS GROUP:
Average Annual Total Returns................................     3
Statements of Assets and Liabilities........................    18
Statements of Operations....................................    22
Statements of Changes in Net Assets.........................    26
Statements of Changes in Net Assets -- December 31, 1998....    30
Stephens Intermediate Bond Portfolio........................    34
Notes to Financial Statements...............................    35
Report of Independent Accountants...........................    55

DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS:
Economic Review & Average Annual Total Returns..............    56
Statements of Assets and Liabilities........................    61
Statements of Operations....................................    62
Statements of Changes in Net Assets.........................    63
Statements of Changes in Net Assets -- December 31, 1998....    64
PORTFOLIO OF INVESTMENTS:
Short Horizon Strategic Allocation Fund.....................    65
Short Intermediate Horizon Strategic Allocation Fund........    66
Intermediate Horizon Strategic Allocation Fund..............    67
Intermediate Long Horizon Strategic Allocation Fund.........    68
Long Horizon Strategic Allocation Fund......................    69
Notes to Financial Statements...............................    70
Report of Independent Accountants...........................    77

DIVERSIFIED INVESTORS PORTFOLIOS:
Economic and Market Review..................................    78
Statements of Assets and Liabilities........................    84
Statements of Operations....................................    86
Statements of Changes in Net Assets.........................    88
Statements of Changes in Net Assets -- December 31, 1998....    90
PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................    92
High Quality Bond Portfolio.................................    94
Intermediate Government Bond Portfolio......................    97
Core Bond Portfolio.........................................    99
Balanced Portfolio..........................................   102
Equity Income Portfolio.....................................   112
Equity Value Portfolio......................................   115
Growth & Income Portfolio...................................   118
Equity Growth Portfolio.....................................   121
Special Equity Portfolio....................................   124
Aggressive Equity Portfolio.................................   131
High Yield Bond Portfolio...................................   133
International Equity Portfolio..............................   136
Notes to Financial Statements...............................   141
Report of Independent Accountants...........................   151
Barclays Master Investment Portfolio -- S&P 500 Index.......   153

                               MONEY MARKET FUND

                                                                                                   SALOMON BROS. 3-MONTH T-BILL
                                                                 MONEY MARKET FUND $13,193                INDEX $13,430
                                                                 -------------------------         ----------------------------
12/31/94                                                                   10346                              10422
12/31/95                                                                   10915                              11020
12/31/96                                                                   11446                              11598
12/31/97                                                                   12016                              12206
12/31/98                                                                   12606                              12822
12/31/99                                                                   13193                              13430

                          MONEY MARKET FUND -- PREMIUM

[LINE GRAPH]

                                                               MONEY MARKET - PREMIUM $10,941         SALOMON BROS. $11,003
                                                               ------------------------------         ---------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10479                              10505
12/31/99                                                                   10941                              11003

                       MONEY MARKET FUND -- INSTITUTIONAL

                                                                MONEY MARKET - INSTITUTIONAL
                                                                          $10,991                      SALOMON BROS $11,003
                                                                ----------------------------           --------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10501                              10505
12/31/99                                                                   10991                              11003

                             HIGH QUALITY BOND FUND

                                                 HIGH QUALITY BOND FUND      LEHMAN BROS. GOV/CORP.      MERRILL LYNCH 1-3 YEAR
                                                         $13,466               BOND INDEX $14,550        TREASURY INDEX* $13,640
                                                 ----------------------      ----------------------      -----------------------
7/1/94                                                    10000                       10000                       10000
12/31/94                                                  10067                       10087                        9952
12/31/95                                                  11260                       12029                       11047
12/31/96                                                  11768                       12378                       11597
12/31/97                                                  12369                       13585                       12369
12/31/98                                                  13121                       14870                       13235
12/31/99                                                  13466                       14550                       13640

* The Merrill Lynch 1-3 Year Treasury Index will replace the Lehman Bros. Gov/Corp. Bond as the comparative benchmark. This index comes closest to matching the investment objectives of the High Quality Bond Fund.

                       INTERMEDIATE GOVERNMENT BOND FUND

                                                              INTERMEDIATE GOVERNMENT BOND     LEHMAN BROS. INT. GOV'T BOND INDEX
                                                                      FUND $14,272                          $14,529
                                                              ----------------------------     ----------------------------------
2/22/96                                                                  10000                                10000
12/31/96                                                                 10355                                10447
12/31/97                                                                 11067                                11224
12/31/98                                                                 11783                                12177
12/31/99                                                                 14272                                14529

                                 CORE BOND FUND

                                                                                                   LEHMAN BROS. GOV/CORP. BOND
                                                                     CORE BOND $14,272                    INDEX $14,529
                                                                     -----------------             ---------------------------
7/1/94                                                                     10000                              10000
12/31/94                                                                   10111                              10087
12/31/95                                                                   12164                              12029
12/31/96                                                                   12498                              12378
12/31/97                                                                   13515                              13585
12/31/98                                                                   14490                              14870
12/31/99                                                                   14272                              14529

                                 BALANCED FUND

                                                                                          LEHMAN BROS.
                                           BALANCED FUND          S&P 500 INDEX       GOV/CORP BOND INDEX    COMPOSITE BENCHMARK
                                              $22,323                $36,988                $14,550               * $25,806
                                           -------------          -------------       -------------------    -------------------
7/1/94                                         10000                  10000                  10000                  10000
12/31/94                                       10142                  10492                  10087                   9943
12/31/95                                       13029                  14427                  12029                  12922
12/31/96                                       15165                  17781                  12378                  14836
12/31/97                                       17996                  23715                  13585                  18346
12/31/98                                       20122                  30533                  14870                  22281
12/31/99                                       22323                  36988                  14550                  25806

                               EQUITY INCOME FUND

                                                                                                           RUSSELL 1000 VALUE
                                                  EQUITY INCOME $24,922       S&P 500 INDEX $36,988              $28,501
                                                  ---------------------       ---------------------        ------------------
7/1/94                                                    10000                       10000                       10000
12/31/94                                                  10024                       10492                       10092
12/31/95                                                  13494                       14427                       13963
12/31/96                                                  15910                       17781                       16985
12/31/97                                                  20573                       23715                       22961
12/31/98                                                  23140                       30533                       26550
12/31/99                                                  24922                       36988                       28501

* 60% S & P 500 Index, 40% Lehman Gov't/Corp. Bond Index. This composite index comes closest to matching the investment objectives of the Balanced Fund.

                               EQUITY VALUE FUND

[EQUITY VALUE FUND GRAPH]

                                                                                                           RUSSELL 1000 VALUE
                                                  EQUITY VALUE $14,175        S&P 500 INDEX $23,353              $19,005
                                                  --------------------        ---------------------        ------------------
6/13/96                                                   10000                       10000                       10000
12/31/96                                                  10883                       11226                       11327
12/31/97                                                  13215                       14973                       15311
12/30/98                                                  14641                       19278                       17704
12/31/99                                                  14175                       23353                       19005

                          EQUITY VALUE FUND -- PREMIUM

[EQUITY VALUE FUND--PREMIUM GRAPH]

                                                 EQUITY VALUE - PREMIUM                                    RUSSELL 1000 VALUE
                                                         $10,666              S&P 500 INDEX $15,597              $12,413
                                                 ----------------------       ---------------------        ------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  11032                       12875                       11563
12/31/99                                                  10666                       15597                       12413

                       EQUITY VALUE FUND -- INSTITUTIONAL

                                             EQUITY VALUE - INSTITUTIONAL                                  RUSSELL 1000 VALUE
                                                       $10,722                S&P 500 INDEX $15,597              $12,413
                                             ----------------------------     ---------------------        ------------------
1/5/98                                                  10000                         10000                       10000
12/31/98                                                11068                         12875                       11563
12/31/99                                                10722                         15597                       12413

                              GROWTH & INCOME FUND

                                                                  GROWTH & INCOME $38,676             S&P 500 INDEX $36,988
                                                                  -----------------------             ---------------------
7/1/94                                                                     10000                              10000
12/31/94                                                                   10250                              10492
12/31/95                                                                   13541                              14427
12/31/96                                                                   16467                              17781
12/31/97                                                                   22090                              23715
12/31/98                                                                   29739                              30533
12/31/99                                                                   38676                              36988

                               EQUITY GROWTH FUND

                                                                                                           RUSSELL 1000 GROWTH
                                                  EQUITY GROWTH $37,438       S&P 500 INDEX $36,988              $44,169
                                                  ---------------------       ---------------------        -------------------
7/1/94                                                    10000                       10000                       10000
12/31/94                                                  11359                       10492                       10849
12/31/95                                                  13460                       14427                       14884
12/31/96                                                  15874                       17781                       18326
12/31/97                                                  20086                       23715                       23913
12/31/98                                                  27311                       30533                       33170
12/31/99                                                  37438                       36988                       44169

                         EQUITY GROWTH FUND -- PREMIUM

                                                 EQUITY GROWTH - PREMIUM                                   RUSSELL 1000 GROWTH
                                                         $18,685              S&P 500 INDEX $15,597              $18,471
                                                 -----------------------      ---------------------        -------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  13620                       12875                       13871
12/31/99                                                  18685                       15597                       18471

                      EQUITY GROWTH FUND -- INSTITUTIONAL

                                                     EQUITY GROWTH -                                       RUSSELL 1000 GROWTH
                                                  INSTITUTIONAL $18,755       S&P 500 INDEX $15,597              $18,471
                                                  ---------------------       ---------------------        -------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  13654                       12875                       13871
12/31/99                                                  18755                       15597                       18471

                              SPECIAL EQUITY FUND

                                                 SPECIAL EQUITY $31,411       S&P 500 INDEX $36,988       RUSSELL 2000 $22,705
                                                 ----------------------       ---------------------       --------------------
7/1/94                                                    10000                       10000                       10000
12/31/94                                                  10857                       10492                       10494
12/31/95                                                  15363                       14427                       13479
12/31/96                                                  19321                       17781                       15703
12/31/97                                                  24302                       23715                       19214
12/31/98                                                  25076                       30533                       18724
12/31/99                                                  31411                       36988                       22705

                         SPECIAL EQUITY FUND -- PREMIUM

                                                SPECIAL EQUITY - PREMIUM
                                                         $13,028              S&P 500 INDEX $15,597       RUSSELL 2000 $11,817
                                                ------------------------      ---------------------       --------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  10405                       12875                        9745
12/31/99                                                  13028                       15597                       11817

                      SPECIAL EQUITY FUND -- INSTITUTIONAL

                                                    SPECIAL EQUITY -
                                                  INSTITUTIONAL $13,073       S&P 500 INDEX $15,597       RUSSELL 2000 $11,817
                                                  ---------------------       ---------------------       --------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  10421                       12875                        9745
12/31/99                                                  13073                       15597                       11817

                             AGGRESSIVE EQUITY FUND

                                                                                                           RUSSELL 2000 GROWTH
                                               AGGRESSIVE EQUITY $23,347      S&P 500 INDEX $23,353              $12,886
                                               -------------------------      ---------------------        -------------------
6/11/96                                                  10000                        10000                       10000
12/31/96                                                  9459                        11516                        9295
12/31/97                                                 10043                        14973                       10498
12/31/98                                                 14235                        19278                       10627
12/31/99                                                 23347                        23353                       12886

                              HIGH YIELD BOND FUND

                                                  HIGH YIELD BOND FUND       LEHMAN BROS. GOV/CORP.      SALOMON HIGH YIELD CASH
                                                         $12,480               BOND INDEX $12,096          PAY INDEX* $13,200
                                                  --------------------       ----------------------      -----------------------
1/30/96                                                   10000                       10000                       10000
12/31/96                                                  10871                       10225                       11085
12/31/97                                                  12207                       11294                       12539
12/31/98                                                  12475                       12362                       13093
12/31/99                                                  12480                       12096                       13200

* The Salomon High Yield Cash Pay Index will replace the Lehman Bros. Gov/Corp. Bond Index as the comparative benchmark. This index comes closest to matching the investment objectives of the High Yield Bond Fund.

                        HIGH YIELD BOND FUND -- PREMIUM

[HIGH YIELD BOND FUND--PREMIUM GRAPH]

                                                    HIGH YIELD BOND -        LEHMAN BROS. GOV/CORP.      SALOMON HIGH YIELD CASH
                                                     PREMIUM $10,150           BOND INDEX $10,711          PAY INDEX* $10,528
                                                    -----------------        ----------------------      -----------------------
1/5/98                                                  10000.00                    10000.00                    10000.00
12/31/98                                                10185.00                    10946.00                    10442.00
12/31/99                                                10150.00                    10711.00                    10528.00

                     HIGH YIELD BOND FUND -- INSTITUTIONAL

[HIGH YIELD BOND FUND--INSTITUTIONAL GRAPH]

                                                    HIGH YIELD BOND -        LEHMAN BROS. GOV/CORP.      SALOMON HIGH YIELD CASH
                                                  INSTITUTIONAL $10,221        BOND INDEX $10,711          PAY INDEX* $10,528
                                                  ---------------------      ----------------------      -----------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  10214                       10946                       10442
12/31/99                                                  10221                       10711                       10528

* The Salomon High Yield Cash Pay Index will replace the Lehman Bros. Gov/Corp. Bond Index as the comparative benchmark. This index comes closest to matching the investment objectives of the High Yield Bond Fund.

                           INTERNATIONAL EQUITY FUND

                                                INTERNATIONAL EQUITY FUND      MSCI GDP EAFE INDEX       MSCI WORLD EX-US EQUITY
                                                         $22,189                     $19,158                 INDEX* $16,797
                                                -------------------------      -------------------       -----------------------
1/18/96                                                   10000                       10000                       10000
12/31/96                                                  11387                       10667                       10720
12/31/97                                                  12268                       11471                       10994
12/31/98                                                  13552                       14582                       13095
12/31/99                                                  22189                       19158                       16797

                      INTERNATIONAL EQUITY FUND -- PREMIUM

                                                 INTERNATIONAL EQUITY -           MSCI GDP EAFE          MSCI WORLD EX-US EQUITY
                                                     PREMIUM $18,020                 $16,701                 INDEX* $15,278
                                                 ----------------------           -------------          -----------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  11011                       12712                       11911
12/31/99                                                  18020                       16701                       15278

* The MSCI World Ex-US Equity Index will replace the MSCI GDP EAFE Index as the comparative benchmark. This index comes closest to matching the investment objectives of the International Equity Fund.

                   INTERNATIONAL EQUITY FUND -- INSTITUTIONAL

                                                 INTERNATIONAL EQUITY -           MSCI GDP EAFE          MSCI WORLD EX-US EQUITY
                                                  INSTITUTIONAL $18,077              $16,701                 INDEX* $15,278
                                                 ----------------------           -------------          -----------------------
1/5/98                                                    10000                       10000                       10000
12/31/98                                                  11027                       12712                       11911
12/31/99                                                  18077                       16701                       15278

                   STEPHENS INTERMEDIATE BOND FUND -- PREMIUM

                                                                STEPHENS INTERMEDIATE BOND -      LEHMAN BROS INTERMEDIATE GOVT
                                                                      PREMIUM $10,750                      BOND $10,902
                                                                ----------------------------      -----------------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10608                              10849
12/31/99                                                                   10750                              10902

* The MSCI World Ex-US Equity Index will replace the MSCI GDP EAFE Index as the comparative benchmark. This index comes closest to matching the investment objectives of the International Equity Fund.

                STEPHENS INTERMEDIATE BOND FUND -- INSTITUTIONAL

                                                                STEPHENS INTERMEDIATE BOND -      LEHMAN BROS INTERMEDIATE GOVT
                                                                   INSTITUTIONAL $10,777                   BOND $10,902
                                                                ----------------------------      -----------------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10622                              10849
12/31/99                                                                   10777                              10902

                     STEPHENS SELECT EQUITY FUND -- PREMIUM

                                                              STEPHENS SELECT EQUITY - PREMIUM
                                                                          $10,448                 RUSSELL MID CAP VALUE $10,530
                                                              --------------------------------    -----------------------------
1/5/98                                                                    10000.00                           10000.00
12/31/98                                                                  10500.00                           10542.00
12/31/99                                                                  10448.00                           10530.00

                  STEPHENS SELECT EQUITY FUND -- INSTITUTIONAL

[STEPHENS SELECT EQUITY FUND--INSTITUTIONAL GRAPH]

                                                                  STEPHENS SELECT EQUITY -
                                                                   INSTITUTIONAL $10,499          RUSSELL MID CAP VALUE $10,530
                                                                  ------------------------        -----------------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   10541                              10542
12/31/99                                                                   10499                              10530

                                STOCK INDEX FUND

[STOCK INDEX GRAPH]

                                                                   STOCK INDEX - $11,537             S&P 500 INDEX - $11,596
                                                                   ---------------------             -----------------------
03/10/99                                                                   10000                              10000
12/31/99                                                                   11537                              11596

The charts shown above represent the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Funds Group for the period since inception through December 31, 1999.

All indices are shown for the period from the funds' inception through December 31, 1999.

Past performance is not indicative of future performance.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

                                                                 MONEY           HIGH
                                                                 MARKET      QUALITY BOND
                                                              ------------   ------------
ASSETS:
Securities at value.........................................  $         --   $        --
Investment in Series Portfolio, at value....................   120,071,406    36,442,474
Receivable for securities sold..............................            --            --
Receivable for Fund shares sold.............................     1,154,286        37,371
Interest receivable.........................................            --            --
Receivable for fee reimbursements...........................        17,312         2,305
                                                              ------------   -----------
    Total assets............................................   121,243,004    36,482,150
                                                              ------------   -----------
LIABILITIES:
Due to Custodian............................................            --            --
Payable for Fund shares repurchased.........................    16,940,373         1,961
Accrued expenses............................................        89,560        39,257
Distribution fees...........................................        25,050         7,498
Shareholder servicing fees..................................         6,524            --
Investment advisory fees....................................            --            --
                                                              ------------   -----------
    Total liabilities.......................................    17,061,507        48,716
                                                              ------------   -----------
    NET ASSETS..............................................  $104,181,497   $36,433,434
                                                              ============   ===========
NET ASSETS CONSIST OF:
  Paid-in capital...........................................  $104,186,769   $37,162,263
  Undistributed (accumulated) net investment income
    (loss)..................................................        17,651           251
  Undistributed (accumulated) net realized gains (losses)...       (22,923)     (104,985)
  Net unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies.........            --            --
  Net unrealized appreciation (depreciation) on securities
    and futures.............................................            --      (624,095)
                                                              ------------   -----------
    NET ASSETS..............................................  $104,181,497   $36,433,434
                                                              ============   ===========
NET ASSETS:
  Diversified Class of Shares...............................  $ 99,519,160   $36,433,434
                                                              ============   ===========
  Stephens Premium Class of Shares..........................  $    140,261
                                                              ============
  Stephens Institutional Class of Shares....................  $  4,522,076
                                                              ============
OUTSTANDING SHARES OF CAPITAL STOCK OF $.00001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST
  AUTHORIZED:
  Diversified Class of Shares...............................     9,403,805     3,255,312
                                                              ============   ===========
  Stephens Premium Class of Shares..........................        13,330
                                                              ============
  Stephens Institutional Class of Shares....................       435,012
                                                              ============
NET ASSET VALUE PER SHARE*:
  Diversified Class of Shares...............................  $      10.58   $     11.19
                                                              ============   ===========
  Stephens Premium Class of Shares..........................  $      10.52
                                                              ============
  Stephens Institutional Class of Shares....................  $      10.40
                                                              ============

---------------
(1) Formerly the Government/Corporate Bond Fund
(2) Commencement of Operations, March 10, 1999
  * Net asset value per share equals Net Assets/Outstanding Shares ** Calculated NAV differs from presented due to rounding

                       See notes to financial statements.

    INTERMEDIATE
     GOVERNMENT     CORE BOND                       EQUITY         EQUITY        GROWTH &
        BOND         FUND(1)        BALANCED        INCOME         VALUE          INCOME
    ------------   ------------   ------------   ------------   ------------   ------------
    $        --    $         --   $         --   $         --   $         --   $         --
     40,449,791     112,579,795    143,061,449    203,591,459    107,166,237    446,238,191
             --              --             --             --             --             --
         33,324          65,741        128,824        194,644      2,829,883     14,051,827
             --              --             --             --             --             --
          4,047             278         14,693         15,790         31,299         11,906
    -----------    ------------   ------------   ------------   ------------   ------------
     40,487,162     112,645,814    143,204,966    203,801,893    110,027,419    460,301,924
    -----------    ------------   ------------   ------------   ------------   ------------
             --              --             --             --             --             --
         68,459          42,800         66,342        187,367        213,510        211,952
         43,482          58,045         94,822         89,711         92,287        203,274
          8,395          23,316         29,636         41,943         20,995         89,166
             --              --             --             --         16,299             --
             --              --             --             --             --             --
    -----------    ------------   ------------   ------------   ------------   ------------
        120,336         124,161        190,800        319,021        343,091        504,392
    -----------    ------------   ------------   ------------   ------------   ------------
    $40,366,826    $112,521,653   $143,014,166   $203,482,872   $109,684,328   $459,797,532
    ===========    ============   ============   ============   ============   ============
    $41,629,458    $118,122,342   $137,017,425   $203,032,948   $123,341,033   $360,047,180
            741          18,438         14,097         26,630        389,546             --
             --      (3,019,668)       380,727      1,262,655     (3,431,506)     6,454,175
             --              --          9,088             --             --             --
     (1,263,373)     (2,599,459)     5,592,829       (839,361)   (10,614,745)    93,296,177
    -----------    ------------   ------------   ------------   ------------   ------------
    $40,366,826    $112,521,653   $143,014,166   $203,482,872   $109,684,328   $459,797,532
    ===========    ============   ============   ============   ============   ============
    $40,366,826    $112,521,653   $143,014,166   $203,482,872   $ 88,167,552   $459,797,532
    ===========    ============   ============   ============   ============   ============
                                                                $  5,427,056
                                                                ============
                                                                $ 16,089,720
                                                                ============
      3,798,797       9,469,270      8,764,274      9,379,766      7,899,138     15,484,702
    ===========    ============   ============   ============   ============   ============
                                                                     617,457
                                                                ============
                                                                   1,809,904
                                                                ============
    $     10.63    $      11.88   $      16.32   $      21.69   $      11.16   $      29.69
    ===========    ============   ============   ============   ============   ============
                                                                $       8.79
                                                                ============
                                                                $       8.89
                                                                ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                               DECEMBER 31, 1999

                                                                 EQUITY        SPECIAL
                                                                 GROWTH         EQUITY
                                                              ------------   ------------
ASSETS:
Securities at value (Cost $25,323,284)......................  $         --   $         --
Investment in Series Portfolio, at value....................   370,517,931    246,788,961
Receivable for securities sold..............................            --             --
Receivable for Fund shares sold.............................       808,242        615,566
Interest receivable.........................................            --             --
Receivable for fee reimbursements...........................        15,420         15,205
                                                              ------------   ------------
    Total assets............................................   371,341,593    247,419,732
                                                              ------------   ------------
LIABILITIES:
Due to Custodian............................................            --             --
Payable for Fund shares repurchased.........................        95,569      6,474,069
Accrued expenses............................................       174,355        126,731
Distribution fees...........................................        74,360         46,218
Shareholder servicing fees..................................         8,211          9,783
Investment advisory fees....................................            --             --
                                                              ------------   ------------
    Total liabilities.......................................       352,495      6,656,801
                                                              ------------   ------------
    NET ASSETS..............................................  $370,989,098   $240,762,931
                                                              ============   ============
NET ASSETS CONSIST OF:
  Paid-in capital...........................................  $271,384,251   $206,810,979
  Undistributed (accumulated) net investment income
    (loss)..................................................            --             --
  Undistributed (accumulated) net realized gains (losses)...     9,687,548      8,390,120
  Net unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies.........            --             --
  Net unrealized appreciation (depreciation) on securities
    and futures.............................................    89,917,299     25,561,832
                                                              ------------   ------------
    NET ASSETS..............................................  $370,989,098   $240,762,931
                                                              ============   ============
NET ASSETS:
  Diversified Class of Shares...............................  $352,834,964   $224,430,627
                                                              ============   ============
  Stephens Premium Class of Shares..........................  $  4,057,198   $  4,152,714
                                                              ============   ============
  Stephens Institutional Class of Shares....................  $ 14,096,936   $ 12,179,590
                                                              ============   ============
OUTSTANDING SHARES OF CAPITAL STOCK OF $.00001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST
  AUTHORIZED:
  Diversified Class of Shares...............................    11,484,326      9,167,160
                                                              ============   ============
  Stephens Premium Class of Shares..........................       239,406        383,670
                                                              ============   ============
  Stephens Institutional Class of Shares....................       837,894      1,089,969
                                                              ============   ============
NET ASSET VALUE PER SHARE*:
  Diversified Class of Shares...............................  $      30.72   $      24.48
                                                              ============   ============
  Stephens Premium Class of Shares..........................  $      16.95   $      10.82
                                                              ============   ============
  Stephens Institutional Class of Shares....................  $      16.82   $      11.17
                                                              ============   ============

---------------
(1) Formerly the Government/Corporate Bond Fund
(2) Commencement of Operations, March 10, 1999
  * Net asset value per share equals Net Assets/Outstanding Shares ** Calculated NAV differs from presented due to rounding

                       See notes to financial statements.

                                                   STEPHENS     STEPHENS
     AGGRESSIVE    HIGH YIELD    INTERNATIONAL   INTERMEDIATE    SELECT       STOCK
       EQUITY         BOND          EQUITY           BOND        EQUITY     INDEX(2)
    ------------   -----------   -------------   ------------   --------   -----------
    $         --   $        --   $         --    $24,987,783    $    --    $        --
     118,120,640    41,920,154    184,953,809             --         --     25,699,020
              --            --             --        199,944         --             --
         522,222        52,670      6,726,584         10,000         --             --
              --            --             --        499,999         --             --
          11,212        15,826         26,440         23,887     16,583        107,467
    ------------   -----------   ------------    -----------    -------    -----------
     118,654,074    41,988,650    191,706,833     25,721,613     16,583     25,806,487
    ------------   -----------   ------------    -----------    -------    -----------
              --            --             --         21,494      2,460             --
          66,945         4,077        117,439        668,289         --             --
          67,652        70,379        109,550        133,203     11,982         31,590
          23,134         8,884         36,911         14,487          2             --
              --         2,434          9,137         21,716         16             --
              --            --             --         37,457          4             --
    ------------   -----------   ------------    -----------    -------    -----------
         157,731        85,774        273,037        896,646     14,464         31,590
    ------------   -----------   ------------    -----------    -------    -----------
    $118,496,343   $41,902,876   $191,433,796    $24,824,967    $ 2,119    $25,774,897
    ============   ===========   ============    ===========    =======    ===========
    $ 79,296,492   $45,703,423   $130,215,679    $25,226,300    $ 2,119    $24,138,981
              --        18,855       (151,541)            --         --          5,311
       1,838,389    (1,935,000)       983,520        (65,832)        --         35,238
              --            --       (600,138)            --         --             --
      37,361,462    (1,884,402)    60,986,276       (335,501)        --      1,595,367
    ------------   -----------   ------------    -----------    -------    -----------
    $118,496,343   $41,902,876   $191,433,796    $24,824,967    $ 2,119    $25,774,897
    ============   ===========   ============    ===========    =======    ===========
    $118,496,343   $38,290,334   $175,208,902                              $25,774,897
    ============   ===========   ============                              ===========
                   $   297,640   $  3,657,392    $ 3,598,922    $ 1,059
                   ===========   ============    ===========    =======
                   $ 3,314,902   $ 12,567,502    $21,226,045    $ 1,060
                   ===========   ============    ===========    =======
       5,654,793     3,688,535      8,494,114                                2,244,169
    ============   ===========   ============                              ===========
                        32,995        212,412        364,188        107
                   ===========   ============    ===========    =======
                       368,146        725,908      2,125,194        106
                   ===========   ============    ===========    =======
    $      20.96   $     10.38   $      20.63                              $     11.49
    ============   ===========   ============                              ===========
                   $      9.02   $      17.22    $      9.88    $  9.95**
                   ===========   ============    ===========    =======
                   $      9.00   $      17.31    $      9.99    $  9.97**
                   ===========   ============    ===========    =======

                       DIVERSIFIED INVESTORS FUNDS GROUP

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                MONEY          HIGH
                                                                MARKET     QUALITY BOND
                                                              ----------   ------------
INTEREST INCOME.............................................  $       --    $       --
ALLOCATED NET INVESTMENT INCOME (LOSS) FROM PORTFOLIOS......   4,730,378     1,694,341
                                                              ----------    ----------
EXPENSES:
  Administration fees.......................................     278,128        87,637
  Distribution fees.........................................     231,774        73,031
  Professional fees.........................................      14,589         4,863
  Trustees fees.............................................       3,255         1,055
  Insurance fees............................................         364           120
  Fund accounting fees......................................      21,900         9,899
  Reports to shareholders...................................      19,832         6,226
  Registration fees.........................................      44,427        19,538
  Custody fees..............................................          --            --
  Investment advisory fees..................................          --            --
  Shareholder servicing fees (Note 3):
     Stephens Premium Class of Shares.......................         932            --
     Stephens Institutional Class of Shares.................      17,245            --
                                                              ----------    ----------
Total expenses before reimbursements........................     632,446       202,369
Fees reimbursed.............................................    (149,232)      (22,839)
                                                              ----------    ----------
Net expenses................................................     483,214       179,530
                                                              ----------    ----------
Net investment income (loss)................................   4,247,164     1,514,811
                                                              ----------    ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES AND
  FOREIGN CURRENCIES (NOTE 2):
  Net realized gains (losses) on securities and futures.....     (20,633)      (30,158)
  Net change in unrealized appreciation (depreciation) on
     securities and futures.................................          --      (701,343)
  Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities in foreign
     currencies.............................................          --            --
  Net realized gains (losses) on foreign currency
     transactions...........................................          --            --
                                                              ----------    ----------
  Net realized and unrealized gains (losses) on securities
     and foreign currencies.................................     (20,633)     (731,501)
                                                              ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $4,226,531    $  783,310
                                                              ==========    ==========

---------------
(1) Formerly the Government/Corporate Bond Fund
(2) Commencement of Operations, March 10, 1999

                       See notes to financial statements.

    INTERMEDIATE
     GOVERNMENT     CORE BOND                    EQUITY        EQUITY       GROWTH &
        BOND         FUND(1)      BALANCED       INCOME         VALUE        INCOME
    ------------   -----------   -----------   -----------   -----------   -----------
    $        --    $        --   $        --   $        --   $        --   $        --
      1,828,164      5,254,421     3,046,393     2,834,559     1,587,935       218,336
    -----------    -----------   -----------   -----------   -----------   -----------
        100,035        268,759       368,175       485,212       275,070       964,584
         83,363        223,966       306,812       404,343       229,225       803,820
          4,887          4,717         5,378         5,504        14,576         6,338
          1,055          1,055         1,055         1,055         3,256         1,055
            120            122           121           120           366           121
          9,899          9,899         9,899         9,900        21,900         9,899
          9,667          3,565        40,914         3,503        16,218           342
         20,618         26,894        28,637        31,919        44,452        90,432
             --             --            --            --            --            --
             --             --            --            --            --            --
             --             --            --            --        19,371            --
             --             --            --            --        52,296            --
    -----------    -----------   -----------   -----------   -----------   -----------
        229,644        538,977       760,991       941,556       676,730     1,876,591
        (25,597)          (735)      (28,531)      (79,176)     (207,760)     (167,992)
    -----------    -----------   -----------   -----------   -----------   -----------
        204,047        538,242       732,460       862,380       468,970     1,708,599
    -----------    -----------   -----------   -----------   -----------   -----------
      1,624,117      4,716,179     2,313,933     1,972,179     1,118,965    (1,490,263)
    -----------    -----------   -----------   -----------   -----------   -----------
         49,879     (2,989,387)    9,080,597    15,265,851     3,340,568    46,227,322
     (1,381,216)    (2,993,983)    2,381,690    (6,202,711)   (8,950,631)   53,763,994
             --             --         9,088            --            --            --
             --             --       131,761            --            --            --
    -----------    -----------   -----------   -----------   -----------   -----------
     (1,331,337)    (5,983,370)   11,603,136     9,063,140    (5,610,063)   99,991,316
    -----------    -----------   -----------   -----------   -----------   -----------
    $   292,780    $(1,267,191)  $13,917,069   $11,035,319   $(4,491,098)  $98,501,053
    ===========    ===========   ===========   ===========   ===========   ===========

                       DIVERSIFIED INVESTORS FUNDS GROUP

                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                EQUITY        SPECIAL
                                                                GROWTH        EQUITY
                                                              -----------   -----------
INTEREST INCOME.............................................  $        --   $        --
ALLOCATED NET INVESTMENT INCOME (LOSS) FROM PORTFOLIOS......      274,447       216,937
                                                              -----------   -----------
EXPENSES:
  Administration fees.......................................      723,008       500,988
  Distribution fees.........................................      602,507       417,490
  Professional fees.........................................       15,241        14,948
  Trustees fees.............................................        3,256         3,256
  Insurance fees............................................          365           364
  Fund accounting fees......................................       21,900        21,900
  Reports to shareholders...................................       13,093        50,485
  Registration fees.........................................       68,149        43,416
  Custody fees..............................................           --            --
  Investment advisory fees..................................           --            --
  Shareholder servicing fees (Note 3):
     Stephens Premium Class of Shares.......................        8,646        10,517
     Stephens Institutional Class of Shares.................       33,214        32,919
                                                              -----------   -----------
Total expenses before reimbursements........................    1,489,379     1,096,283
Fees reimbursed.............................................     (117,105)     (117,378)
                                                              -----------   -----------
Net expenses................................................    1,372,274       978,905
                                                              -----------   -----------
Net investment income (loss)................................   (1,097,827)     (761,968)
                                                              -----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES AND
  FOREIGN CURRENCIES (NOTE 2):
  Net realized gains (losses) on securities and futures.....   29,618,171    29,976,744
  Net change in unrealized appreciation (depreciation) on
     securities and futures.................................   58,507,258    17,057,980
  Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities in foreign
     currencies.............................................           --            --
  Net realized gains (losses) on foreign currency
     transactions...........................................           --            --
                                                              -----------   -----------
  Net realized and unrealized gains (losses) on securities
     and foreign currencies.................................   88,125,429    47,034,724
                                                              -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $87,027,602   $46,272,756
                                                              ===========   ===========

---------------
(1) Formerly the Government/Corporate Bond Fund
(2) Commencement of Operations, March 10, 1999

                       See notes to financial statements.

                                                  STEPHENS     STEPHENS
    AGGRESSIVE    HIGH YIELD    INTERNATIONAL   INTERMEDIATE    SELECT      STOCK
      EQUITY         BOND          EQUITY           BOND        EQUITY     INDEX(2)
    -----------   -----------   -------------   ------------   --------   ----------
    $        --   $        --    $        --     $1,241,050    $      7   $       --
       (276,459)    2,952,183        805,103             --          --      176,471
    -----------   -----------    -----------     ----------    --------   ----------
        189,448       103,841        346,251         74,236           6       44,464
        157,873        86,534        288,542         61,864           6       31,423
          4,986        14,300         14,636         18,285       7,310       10,657
          1,055         3,255          3,256          2,312       2,312          246
            120           366            364            264          --           --
          9,899        21,900         21,900          4,718          --        5,951
          6,300        19,413         18,602          4,415       2,000        6,148
         27,066        37,659         43,930         14,528      14,528       26,507
             --            --             --         14,072          --           --
             --            --             --         24,745           3           --
             --         2,650         10,002         21,604           5           --
             --         9,450         31,424         71,486           4           --
    -----------   -----------    -----------     ----------    --------   ----------
        396,747       299,368        778,907        312,529      26,174      125,396
        (80,271)     (125,621)      (167,538)      (110,762)    (26,157)     (50,919)
    -----------   -----------    -----------     ----------    --------   ----------
        316,476       173,747        611,369        201,767          17       74,477
    -----------   -----------    -----------     ----------    --------   ----------
       (592,935)    2,778,436        193,734      1,039,283         (10)     101,994
    -----------   -----------    -----------     ----------    --------   ----------
     11,963,964    (1,971,625)     7,243,630        (65,832)         --      590,368
     29,570,965      (780,498)    59,453,830       (597,651)         --    1,595,367
             --            --       (222,294)            --          --           --
             --            --       (468,918)            --          --           --
    -----------   -----------    -----------     ----------    --------   ----------
     41,534,929    (2,752,123)    66,006,248       (663,483)         --    2,185,735
    -----------   -----------    -----------     ----------    --------   ----------
    $40,941,994   $    26,313    $66,199,982     $  375,800    $    (10)  $2,287,729
    ===========   ===========    ===========     ==========    ========   ==========

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                  MONEY           HIGH
                                                                 MARKET       QUALITY BOND
                                                              -------------   ------------
FROM OPERATIONS:
Net investment income (loss)................................  $   4,247,164   $ 1,514,811
Net realized gains (losses) on securities and futures.......        (20,633)      (30,158)
Net realized gains (losses) on foreign currency
  transactions..............................................             --            --
Net change in unrealized appreciation (depreciation) on
  securities................................................             --      (701,343)
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities in foreign
  currencies................................................             --            --
                                                              -------------   -----------
Net increase (decrease) in net assets resulting from
  operations................................................      4,226,531       783,310
                                                              -------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................     (4,229,513)   (1,518,052)
In excess of net investment income..........................             --            --
Net realized gains from investment transactions.............             --            --
In excess of net realized gains.............................             --            --
Tax return of capital.......................................             --            --
                                                              -------------   -----------
Total dividends and distributions...........................     (4,229,513)   (1,518,052)
                                                              -------------   -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during year..........................................    842,626,435    21,019,600
Issued on reinvestment of dividends and distributions.......      4,087,650     1,518,052
Redeemed during year........................................   (811,080,282)   (6,400,810)
                                                              -------------   -----------
Net increase Diversified Class of Shares....................     35,633,803    16,136,842
                                                              -------------   -----------
STEPHENS PREMIUM CLASS OF SHARES:
Issued during year..........................................        153,613
Issued on reinvestment of dividends and distributions.......          3,701
Redeemed during year........................................       (203,682)
                                                              -------------
Net increase (decrease) Stephens Premium Class of Shares....        (46,368)
                                                              -------------
STEPHENS INSTITUTIONAL CLASS OF SHARES:
Issued during year..........................................      4,900,650
Issued on reinvestment of dividends and distributions.......        138,162
Redeemed during year........................................     (9,413,887)
                                                              -------------
Net increase (decrease) Stephens Institutional Class of
  Shares....................................................     (4,375,075)
                                                              -------------
Increase in net assets from net fund share transactions.....     31,212,360    16,136,842
                                                              -------------   -----------
Total increase in net assets................................     31,209,378    15,402,100
NET ASSETS:
Beginning of year...........................................     72,972,119    21,031,334
                                                              -------------   -----------
End of year.................................................  $ 104,181,497   $36,433,434
                                                              =============   ===========

---------------
(1) Formerly the Government/Corporate Bond Fund

                       See notes to financial statements.

    INTERMEDIATE
     GOVERNMENT      CORE BOND                       EQUITY         EQUITY        GROWTH &
        BOND          FUND (1)       BALANCED        INCOME         VALUE          INCOME
    ------------    ------------   ------------   ------------   ------------   -------------
    $  1,624,117    $  4,716,179   $  2,313,933   $  1,972,179   $  1,118,965   $  (1,490,263)
          49,879      (2,989,387)     9,080,597     15,265,851      3,340,568      46,227,322
              --              --        131,761             --             --              --
      (1,381,216)     (2,993,983)     2,381,680     (6,202,711)    (8,950,631)     53,763,994
              --              --          9,088             --             --              --
    ------------    ------------   ------------   ------------   ------------   -------------
         292,780      (1,267,191)    13,917,069     11,035,319     (4,491,098)     98,501,053
    ------------    ------------   ------------   ------------   ------------   -------------
      (1,618,309)     (4,703,886)    (2,446,230)    (1,873,496)    (1,072,387)             --
              --              --             --             --             --              --
         (26,073)             --     (6,755,333)    (5,472,322)    (3,047,040)    (20,253,293)
              --              --             --             --     (3,171,480)             --
              --              --             --             --             --              --
    ------------    ------------   ------------   ------------   ------------   -------------
      (1,644,382)     (4,703,886)    (9,201,563)    (7,345,818)    (7,290,907)    (20,253,293)
    ------------    ------------   ------------   ------------   ------------   -------------
      25,723,467      81,981,077     67,817,082    148,777,258     98,685,945     348,248,667
       1,644,382       4,703,886      9,201,563      7,345,818      5,330,472      20,253,293
     (11,542,749)    (33,798,013)   (42,190,264)   (80,807,918)   (61,300,748)   (187,898,597)
    ------------    ------------   ------------   ------------   ------------   -------------
      15,825,100      52,886,950     34,828,381     75,315,158     42,715,669     180,603,363
    ------------    ------------   ------------   ------------   ------------   -------------
                                                                    3,778,485
                                                                      442,170
                                                                     (673,184)
                                                                 ------------
                                                                    3,547,471
                                                                 ------------
                                                                    8,762,946
                                                                    1,518,265
                                                                   (4,987,832)
                                                                 ------------
                                                                    5,293,379
                                                                 ------------
      15,825,100      52,886,950   34,828,381..     75,315,158     51,556,519     180,603,363
    ------------    ------------   ------------   ------------   ------------   -------------
      14,473,498      46,915,873   39,543,887..     79,004,659     39,774,514     258,851,123
      25,893,328      65,605,780   103,470,279..   124,478,213     69,909,814     200,946,409
    ------------    ------------   ------------   ------------   ------------   -------------
    $ 40,366,826    $112,521,653   $143,014,166.. $203,482,872   $109,684,328   $ 459,797,532
    ============    ============   ============   ============   ============   =============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                 EQUITY          SPECIAL
                                                                 GROWTH          EQUITY
                                                              -------------   -------------
FROM OPERATIONS:
Net investment income (loss)................................  $  (1,097,827)  $    (761,968)
Net realized gains (losses) on securities and futures.......     29,618,171      29,976,744
Net realized gains (losses) on foreign currency
  transactions..............................................             --              --
Net change in unrealized appreciation (depreciation) on
  securities................................................     58,507,258      17,057,980
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities in foreign
  currencies................................................             --              --
                                                              -------------   -------------
Net increase (decrease) in net assets resulting from
  operations................................................     87,027,602      46,272,756
                                                              -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................             --              --
In excess of net investment income..........................             --              --
Net realized gains from investment transactions.............    (14,061,707)    (15,744,623)
In excess of net realized gains.............................             --              --
Tax return of capital.......................................             --              --
                                                              -------------   -------------
Total dividends and distributions...........................    (14,061,707)    (15,744,623)
                                                              -------------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during year..........................................    273,476,423     222,838,966
Issued on reinvestment of dividends and distributions.......     12,782,283      13,708,047
Redeemed during year........................................   (154,382,515)   (167,318,946)
                                                              -------------   -------------
Net increase Diversified Class of Shares....................    131,876,191      69,228,067
                                                              -------------   -------------
STEPHENS PREMIUM CLASS OF SHARES:
Issued during year..........................................      3,236,274       2,731,396
Issued on reinvestment of dividends and distributions.......        256,141         546,105
Redeemed during year........................................       (291,936)       (907,723)
                                                              -------------   -------------
Net increase (decrease) Stephens Premium Class of Shares....      3,200,479       2,369,778
                                                              -------------   -------------
STEPHENS INSTITUTIONAL CLASS OF SHARES:
Issued during year..........................................      7,373,138       4,875,029
Issued on reinvestment of dividends and distributions.......      1,023,283       1,490,471
Redeemed during year........................................     (1,651,515)     (3,083,872)
                                                              -------------   -------------
Net increase (decrease) Stephens Institutional Class of
  Shares....................................................      6,744,906       3,281,628
                                                              -------------   -------------
Increase in net assets from net fund share transactions.....    141,821,576      74,879,473
                                                              -------------   -------------
Total increase in net assets................................    214,787,471     105,407,606
NET ASSETS:
Beginning of year...........................................    156,201,627     135,355,325
                                                              -------------   -------------
End of year.................................................  $ 370,989,098   $ 240,762,931
                                                              =============   =============

---------------
(2) Commencement of Operations, March 10, 1999

                       See notes to financial statements.

                                                     STEPHENS     STEPHENS
     AGGRESSIVE      HIGH YIELD    INTERNATIONAL   INTERMEDIATE    SELECT       STOCK
       EQUITY           BOND          EQUITY           BOND        EQUITY     INDEX(2)
    ------------    ------------   -------------   ------------   --------   -----------
    $   (592,935)   $  2,778,436   $     193,734   $ 1,039,283     $  (10)   $   101,994
      11,963,964      (1,971,625)      7,243,630       (65,832)        --        590,368
              --              --        (468,918)           --         --             --
      29,570,965        (780,498)     59,453,830      (597,651)        --      1,595,367
              --              --        (222,294)           --         --             --
    ------------    ------------   -------------   -----------     ------    -----------
      40,941,994          26,313      66,199,982       375,800        (10)     2,287,729
    ------------    ------------   -------------   -----------     ------    -----------
              --      (4,123,179)             --    (1,039,283)        --        (96,683)
              --         (35,112)       (655,197)           --         --             --
      (8,275,296)                     (3,012,907)           --         --             --
              --              --              --            --         --             --
              --              --              --       (30,094)        --             --
    ------------    ------------   -------------   -----------     ------    -----------
      (8,275,296)     (4,158,291)     (3,668,104)   (1,069,377)        --        (96,683)
    ------------    ------------   -------------   -----------     ------    -----------
     111,196,362      58,411,981     418,368,685                              25,359,765
       8,275,296       3,740,886       3,336,191                                  96,683
     (67,796,993)    (43,147,624)   (366,816,411)                             (1,872,597)
    ------------    ------------   -------------                             -----------
      51,674,665      19,005,243      54,888,465                              23,583,851
    ------------    ------------   -------------                             -----------
                         443,152       1,807,983     1,451,399         15
                          51,261          73,362       144,919         --
                        (458,491)       (715,384)   (2,073,976)        --
                    ------------   -------------   -----------     ------
                          35,922       1,165,961      (477,658)        15
                    ------------   -------------   -----------     ------
                       1,898,237       4,491,820    12,717,976         10
                         366,144         258,551       924,458         --
                        (726,306)     (3,099,404)   (8,544,967)        --
                    ------------   -------------   -----------     ------
                       1,538,075       1,650,967     5,097,467         10
                    ------------   -------------   -----------     ------
      51,674,665      20,579,240      57,705,393     4,619,809         25     23,583,851
    ------------    ------------   -------------   -----------     ------    -----------
      84,341,363      16,447,262     120,237,271     3,926,232         15     25,774,897
      34,154,980      25,455,614      71,196,525    20,898,735      2,104             --
    ------------    ------------   -------------   -----------     ------    -----------
    $118,496,343    $ 41,902,876   $ 191,433,796   $24,824,967     $2,119    $25,774,897
    ============    ============   =============   ===========     ======    ===========

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                    INTERMEDIATE
                                                         MONEY           HIGH        GOVERNMENT
                                                        MARKET       QUALITY BOND       BOND
                                                     -------------   ------------   ------------
FROM OPERATIONS:
  Net investment income (loss).....................  $   2,052,235   $   737,842    $   770,482
  Net realized gains (losses) on investments.......         (1,473)       29,057        107,529
  Net realized losses on foreign currency
     transactions..................................             --            --             --
  Net change in unrealized appreciation
     (depreciation) on investments.................             --        31,468         49,732
  Net change in unrealized depreciation on
     translation of assets and liabilities in
     foreign currencies............................             --            --             --
                                                     -------------   -----------    -----------
     Net increase in net assets resulting from
       operations..................................      2,050,762       798,367        927,743
                                                     -------------   -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................     (2,056,080)     (727,691)      (826,903)
  Net realized gains from investment
     transactions..................................             --            --        (24,737)
  Tax return of capital............................         (8,397)           --         (4,962)
                                                     -------------   -----------    -----------
     Total dividends and distributions.............     (2,064,477)     (727,691)      (856,602)
                                                     -------------   -----------    -----------
SHARE TRANSACTIONS (NOTE 5):
  Diversified Class of Shares:
     Issued during period..........................    220,809,042    17,032,104     21,235,350
     Issued on reinvestment of dividends and
       distributions...............................      1,829,291       727,691        856,602
     Redeemed during period........................   (180,159,201)   (5,279,979)    (4,785,653)
                                                     -------------   -----------    -----------
  Net increase Diversified Class of Shares.........     42,479,132    12,479,816     17,306,299
                                                     -------------   -----------    -----------
  Stephens Premium Class of Shares:
     Issued during period..........................        213,449
     Issued on reinvestment of dividends and
       distributions...............................          2,618
     Redeemed during period........................        (33,766)
                                                     -------------
  Net increase Stephens Premium Class of Shares....        182,301
                                                     -------------
  Stephens Institutional Class of Shares:
     Issued during period..........................     13,406,313
     Issued on reinvestment of dividends and
       distributions...............................        232,568
     Redeemed during period........................     (4,828,271)
                                                     -------------
  Net increase Stephens Institutional Class of
     Shares........................................      8,810,610
                                                     -------------
  Increase in net assets from net fund share
     transactions..................................     51,472,043    12,479,816     17,306,299
                                                     -------------   -----------    -----------
Total increase in net assets.......................     51,458,328    12,550,492     17,377,440
NET ASSETS:
  Beginning of year................................     21,513,791     8,480,842      8,515,888
                                                     -------------   -----------    -----------
  End of year......................................  $  72,972,119   $21,031,334    $25,893,328
                                                     =============   ===========    ===========

---------------
(1) Formerly the Government/Corporate Bond Fund

                       See notes to financial statements.

     CORE BOND                      EQUITY         EQUITY        GROWTH &
      FUND(1)       BALANCED        INCOME         VALUE          INCOME
    -----------   ------------   ------------   ------------   ------------
    $ 2,293,501   $  1,988,021   $  1,558,680   $    507,495   $   (262,584)
        469,962      2,950,967      7,369,063      6,058,915      3,532,208
             --             --             --             --             --
         94,759      3,165,697      1,875,535     (1,712,883)    35,147,645
             --             --             --             --             --
    -----------   ------------   ------------   ------------   ------------
      2,858,222      8,104,685     10,803,278      4,853,527     38,417,269
    -----------   ------------   ------------   ------------   ------------
     (2,700,618)    (1,839,411)    (1,592,157)    (5,404,151)       (26,386)
        (32,409)    (1,553,898)    (2,064,467)      (585,915)       (90,329)
         (1,598)            --       (122,486)            --     (3,437,597)
    -----------   ------------   ------------   ------------   ------------
     (2,734,625)    (3,393,309)    (3,779,110)    (5,990,066)    (3,554,312)
    -----------   ------------   ------------   ------------   ------------
     49,664,455     60,644,903     75,375,317     47,171,035    143,874,944
      2,734,625      3,393,309      3,779,110      4,685,974      3,554,312
     (8,421,724)   (14,293,628)   (24,637,005)   (18,714,326)   (42,366,588)
    -----------   ------------   ------------   ------------   ------------
     43,977,356     49,744,584     54,517,422     33,142,683    105,062,668
    -----------   ------------   ------------   ------------   ------------
                                                   4,752,899
                                                     270,824
                                                  (1,978,320)
                                                ------------
                                                   3,045,403
                                                ------------
                                                  16,193,124
                                                   1,033,268
                                                  (3,677,964)
                                                ------------
                                                  13,548,428
                                                ------------
     43,977,356     49,744,584     54,517,422     49,736,514    105,062,668
    -----------   ------------   ------------   ------------   ------------
     44,100,953     54,455,960     61,541,590     48,599,975    139,925,625
     21,504,827     49,014,319     62,936,623     21,309,839     61,020,784
    -----------   ------------   ------------   ------------   ------------
    $65,605,780   $103,470,279   $124,478,213   $ 69,909,814   $200,946,409
    ===========   ============   ============   ============   ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                 EQUITY        SPECIAL
                                                                 GROWTH         EQUITY
                                                              ------------   ------------
FROM OPERATIONS:
  Net investment income (loss)..............................  $   (337,707)  $   (427,228)
  Net realized gains (losses) on investments................     9,178,042      1,550,677
  Net realized losses on foreign currency transactions......            --             --
  Net change in unrealized appreciation (depreciation) on
     investments............................................    25,902,619      3,914,469
  Net change in unrealized depreciation on translation of
     assets and liabilities in foreign currencies...........            --             --
                                                              ------------   ------------
     Net increase in net assets resulting from operations...    34,742,954      5,037,918
                                                              ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (571,016)      (391,549)
  Net realized gains from investment transactions...........    (4,170,104)      (324,259)
  Tax return of capital.....................................            --       (615,405)
                                                              ------------   ------------
     Total dividends and distributions......................    (4,741,120)    (1,331,213)
                                                              ------------   ------------
SHARE TRANSACTIONS (NOTE 5):
  Diversified Class of Shares:
     Issued during period...................................    86,843,291     95,516,214
     Issued on reinvestment of dividends and
       distributions........................................     4,632,309      1,230,854
     Redeemed during period.................................   (26,614,851)   (37,533,602)
                                                              ------------   ------------
  Net increase Diversified Class of Shares..................    64,860,749     59,213,466
                                                              ------------   ------------
  Stephens Premium Class of Shares:
     Issued during period...................................       785,425      3,264,924
     Issued on reinvestment of dividends and
       distributions........................................         4,770         44,934
     Redeemed during period.................................      (577,925)    (1,622,825)
                                                              ------------   ------------
  Net increase Stephens Premium Class of Shares.............       212,270      1,687,033
                                                              ------------   ------------
  Stephens Institutional Class of Shares:
     Issued during period...................................     4,042,573      8,428,892
     Issued on reinvestment of dividends and
       distributions........................................       104,041         55,425
     Redeemed during period.................................      (206,529)      (974,159)
                                                              ------------   ------------
  Net increase Stephens Institutional Class of Shares.......     3,940,085      7,510,158
                                                              ------------   ------------
  Increase in net assets from net fund share transactions...    69,013,104     68,410,657
                                                              ------------   ------------
Total increase in net assets................................    99,014,938     72,117,362
NET ASSETS:
  Beginning of year.........................................    57,186,689     63,237,963
                                                              ------------   ------------
  End of year...............................................  $156,201,627   $135,355,325
                                                              ============   ============

                       See notes to financial statements.

                                                   STEPHENS     STEPHENS
    AGGRESSIVE     HIGH YIELD    INTERNATIONAL   INTERMEDIATE    SELECT
      EQUITY          BOND          EQUITY           BOND        EQUITY
    -----------    -----------   -------------   ------------   --------
    $  (157,344)   $ 1,491,645   $    249,296    $   577,248     $  104
        531,404       (168,340)     1,773,277        147,340         --
             --             --        (34,649)            --         --
      7,747,099     (1,220,106)     2,679,477        262,150         --
             --             --       (547,838)            --         --
    -----------    -----------   ------------    -----------     ------
      8,121,159        103,199      4,119,563        986,738        104
    -----------    -----------   ------------    -----------     ------
             --       (166,867)       (79,239)      (724,588)      (104)
         (6,693)       (13,407)      (664,269)            --         --
       (727,322)            --       (548,890)          (799)        --
    -----------    -----------   ------------    -----------     ------
       (734,015)      (180,274)    (1,292,398)      (725,387)      (104)
    -----------    -----------   ------------    -----------     ------
     23,016,431     17,638,321     52,674,752
        734,015        165,817      1,137,222
     (5,838,329)    (3,194,149)   (23,283,329)
    -----------    -----------   ------------
     17,912,117     14,609,989     30,528,645
    -----------    -----------   ------------
                     1,175,087      2,895,648      5,047,689      1,000
                         1,700         31,236        179,793         50
                      (847,744)    (1,442,304)    (1,124,777)        --
                   -----------   ------------    -----------     ------
                       329,043      1,484,580      4,102,705      1,050
                   -----------   ------------    -----------     ------
                     2,564,932      7,395,904     21,362,649      1,000
                        12,757        123,940        545,595         54
                      (414,836)    (1,227,251)    (5,373,565)        --
                   -----------   ------------    -----------     ------
                     2,162,853      6,292,593     16,534,679      1,054
                   -----------   ------------    -----------     ------
     17,912,117     17,101,885     38,305,818     20,637,384      2,104
    -----------    -----------   ------------    -----------     ------
     25,299,261     17,024,810     41,132,983     20,898,735      2,104
      8,855,719      8,430,804     30,063,542             --         --
    -----------    -----------   ------------    -----------     ------
    $34,154,980    $25,455,614   $ 71,196,525    $20,898,735     $2,104
    ===========    ===========   ============    ===========     ======

                           STEPHENS INTERMEDIATE BOND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

PRINCIPAL                                                                     VALUE
---------                                                                  -----------
             US TREASURY NOTES -- 55.27%
$  600,000   4.625%, 12/31/00............................................  $   591,375
   500,000   5.50%, 07/31/01.............................................      494,844
 2,250,000   5.875%, 09/30/02............................................    2,226,094
 3,600,000   5.75%, 10/31/02.............................................    3,549,377
 7,025,000   5.50%, 01/31/03.............................................    6,858,156
                                                                           -----------
                                                                            13,719,846
             TOTAL US TREASURY NOTES (Cost $13,993,190)..................
                                                                           -----------
             US GOVERNMENT AGENCY SECURITIES -- 40.39%
             FANNIE MAE -- 15.50%
 3,040,000   6.24%, 07/29/02.............................................    3,011,843
   190,000   6.13%, 10/07/02.............................................      187,410
   665,000   5.94%, 01/27/03.............................................      648,419
                                                                           -----------
                                                                             3,847,672
             TOTAL FANNIE MAE............................................
                                                                           -----------
             FEDERAL HOME LOAN BANK -- 9.18%
 1,000,000   5.66%, 01/13/03.............................................      972,005
 1,350,000   5.53%, 01/15/03.............................................    1,307,355
                                                                           -----------
                                                                             2,279,360
             TOTAL FEDERAL HOME LOAN BANK................................
                                                                           -----------
             US TREASURY INFLATION INDEX -- 15.71%
 3,750,000   3.625%, 07/15/02............................................    3,899,989
                                                                           -----------
                                                                            10,027,021
             TOTAL US GOVERNMENT AGENCY SECURITIES (Cost $10,083,107)....
                                                                           -----------
             CORPORATE NOTE -- 5.00%
 1,250,000   Wal-Mart Stores, 6.15%, 08/10/01 (Cost $1,246,987)..........    1,240,916
                                                                           -----------
                                                                            24,987,783
             Total Investments -- 100.66% (Cost $25,323,284).............
                                                                              (162,816)
             Liabilities less other assets -- (0.66)%....................
                                                                           -----------
                                                                           $24,824,967
             NET ASSETS -- 100.00%.......................................
                                                                           ===========

             The aggregate cost of securities for federal income tax
               purposes at
               December 31, 1999, is $25,389,116.
             The following amount is based on costs for federal income
               tax purposes:

                                                                          $    91,435
            Gross unrealized appreciation...............................
                                                                             (492,768)
            Gross unrealized depreciation...............................
                                                                          -----------
                                                                          $  (401,333)
            Net unrealized depreciation.................................
                                                                          ===========

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of sixteen different series that are, in effect, separate investment funds. Fourteen of the series are as follows: the Money Market Fund, the High Quality Bond Fund, the Intermediate Government Bond Fund, the Core Bond Fund (formerly known as the Government/Corporate Bond Fund), the Balanced Fund, the Equity Income Fund, the Equity Value Fund, the Growth & Income Fund, the Equity Growth Fund, the Special Equity Fund, the Aggressive Equity Fund, the High Yield Bond Fund, the International Equity Fund and the Stock Index Fund, (collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 23, 1993, with the exception of the Intermediate Government Bond Fund, the High Yield Bond Fund and the International Equity Fund which were established on October 2, 1995, the Equity Value Fund and the Aggressive Equity Fund which were established on May 1, 1996 and the Stock Index Fund which was established March 10, 1999. Each Fund, with the exception of the Stock Index Fund, seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio"). The Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Barclay Investors Master Portfolio -- S&P 500 Index Portfolio (the "Global Investors Master Portfolio"). The Series Portfolio and the Global Investors Master Portfolio are open-end management investment companies registered under the 1940 Act.

     The Stephens Intermediate Bond Fund and the Stephens Select Equity Fund (collectively, the "Stephens Funds"), two additional series of the Trust, were established on January 2, 1998. Certain of the Funds and the Stephens Funds offer Premium Class and Institutional Class shares. The Stephens Intermediate Bond Fund seeks to achieve its investments objective by investing in a broad range of fixed income securities, including debt securities of U.S. and non-U.S. government agencies and preferred stock and debt securities of U.S. and non-U.S. companies. The Stephens Select Equity Fund seeks to achieve its investment objective by investing primarily in equity securities of domestic corporations. On January 2, 1998, six of the Funds (Money Market, Equity Value, Equity Growth, Special Equity, High Yield Bond and International Equity) established Stephens Premium Class and Stephens Institutional Class shares, in addition to the existing shares now known as the Diversified Class of shares. The three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law.

     At December 31, 1999, each Fund's investment in the corresponding Series Portfolios/Global Investors Master Portfolio was as follows:

                            FUND                              PERCENTAGE OF INTEREST IN PORTFOLIOS
                            ----                              ------------------------------------
Money Market................................................                 28.74
High Quality Bond...........................................                 18.24
Intermediate Government Bond................................                 23.14
Core Bond...................................................                 21.83
Balanced....................................................                 27.22
Equity Income...............................................                 14.38
Equity Value................................................                 27.19
Growth & Income.............................................                 33.88
Equity Growth...............................................                 29.26
Special Equity..............................................                 21.07

                       DIVERSIFIED INVESTORS FUNDS GROUP

1. ORGANIZATION (CONTINUED)

                            FUND                              PERCENTAGE OF INTEREST IN PORTFOLIOS
                            ----                              ------------------------------------
Aggressive Equity...........................................                 45.43
High Yield Bond.............................................                 33.53
International Equity........................................                 31.20
Stock Index.................................................                  0.53

     The financial statements of the Series Portfolio and the Global Investors Master Portfolio, including the Schedules of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Funds' and the Stephens Funds', financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds and the Stephens Funds in the preparation of their financial statements.

  A. INVESTMENT VALUATION:

     The value of each Fund's investment in a corresponding series of the Series Portfolio or the Global Investors Master Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio or Global Investors Master Portfolio.

     The valuation policy of the securities held by the Series Portfolio is discussed in Note 2A of the Series Portfolio's notes to financial statements, which are included elsewhere in this report.

     The valuation policy of the securities held by the Stock Index Fund is discussed in Note 1 of the Global Investors Master Portfolio notes to financial statements, which are included elsewhere in this book.

     The bonds held by the Stephens Intermediate Bond Fund are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service.

  B. INVESTMENT INCOME:

     Each Fund earns income, net of expenses, daily on its investment in the corresponding series of the Series Portfolio/the Global Investor Master Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Series Portfolio/the Global Investor Master Portfolio are allocated pro rata among the investors at the time of such determination.

     Security transactions for the Stephens Intermediate Bond Fund are accounted for on a trade-date basis (the date the order to buy or sell is executed). Interest income for the Stephens Intermediate Bond Fund is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Income and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative daily net asset value of each class. Realized gains and losses from security transactions are recorded on the identified cost basis.

  C. DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared annually and reinvested in additional shares.

                       DIVERSIFIED INVESTORS FUNDS GROUP

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments for foreign currency transactions, the reclassification of short term capital gains to investment income, and the different allocation methods for the recognition of realized capital gains. The effect of these differences for the year ended December 31, 1999, are as follows:

                                                     UNDISTRIBUTED NET   ACCUMULATED NET
                                                        INVESTMENT          REALIZED
                                                          INCOME          GAINS(LOSSES)    PAID-IN CAPITAL
                                                     (LOSS) INCREASED       INCREASED         INCREASED
                                                        (DECREASED)        (DECREASED)       (DECREASED)
                                                     -----------------   ---------------   ---------------
High Quality Bond..................................     $     (215)       $    (34,859)      $    35,074
Intermediate Government Bond.......................         (5,067)            (23,806)           28,873
Core Bond..........................................          6,145             (30,281)           24,136
Balanced...........................................       (221,227)         (1,661,353)        1,882,580
Equity Income......................................        (72,053)         (8,541,617)        8,613,670
Equity Value.......................................             --            (260,026)          260,026
Growth & Income....................................      1,490,263         (16,865,934)       15,375,671
Equity Growth......................................        789,503          (5,689,281)        4,899,778
Special Equity.....................................        761,968          (3,963,051)        3,201,083
Aggressive Equity..................................        592,935          (1,091,457)          498,522
High Yield Bond....................................         53,967             206,660          (260,627)
International Equity...............................        520,793          (2,772,234)        2,251,441
Stock Index........................................             --            (555,130)          555,130
Stephens Select Equity.............................             10                  --               (10)

     These reclassifications of the components of net assets reflected in the Statements of Asset and Liabilities did not affect net investment income (loss), net realized gains (losses) on investments, or net assets.

  D. FEDERAL INCOME TAXES:

     Each Fund of the Trust is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     For federal income tax purposes, the Funds indicated below have capital loss carryforwards at December 31, 1999, which are available to offset future realized capital gains, if any:

                                                           CAPITAL LOSS CARRYFORWARD   EXPIRATION DATE
                                                           -------------------------   ---------------
Money Market.............................................         $    2,290                2006
                                                                      20,633                2007
High Quality Bond........................................             39,967                2006
                                                                      65,017                2007
Core Bond................................................          2,910,188                2007
Special Equity...........................................             58,568                2006
High Yield Bond..........................................            170,035                2006
                                                                   1,748,170                2007
Stephens Intermediate Bond...............................             65,832                2007

                       DIVERSIFIED INVESTORS FUNDS GROUP

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  E. OPERATING EXPENSES:

     The Trust accounts separately for the assets, liabilities and operations of the Funds and the Stephens' Funds. Expenses directly attributable to a fund are charged to that fund, while expenses attributable to all funds are allocated among them.

     Additionally, the Funds and the Stephens Funds may allocate among their classes certain non class specific expenses based upon the relative daily net asset value of each class. Class specific expenses of the Funds and the Stephens Funds are limited to shareholder servicing fees.

  F. OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. ("the Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration and transfer agency services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from the Funds and the Stephens Funds at an annual rate equal to 0.30%, except for the Stock Index Fund for which the rate is 0.35%, of the average daily net assets of each Fund during the month. For these services, the Advisor earned $4,809,842 for the year ended December 31, 1999.

     The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the Distributor may receive a fee from each Fund and the Stephens' Funds at an annual rate not to exceed 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Fund. The aggregate distribution fees incurred by the Funds and the Stephens' Funds amounted to $4,002,573 for the year ended December 31, 1999.

     Stephens, Inc. (the "Service Agent") provides shareholder services to all holders of Stephens Premium and Stephens Institutional Classes of shares. The Service Agent receives a fee from each of these two classes of shares at an annual rate of 0.50% and 0.35%, respectively, of the average daily net assets of each class. The Service Agent earned fees of $321,765 for the year ended December 31, 1999.

     The Advisor, Distributor and Service Agent have voluntarily undertaken to reimburse expenses of each class, to the extent necessary, to limit expenses to a rate equal to the percentages specified in the table below of the corresponding class' average daily net assets, including the expenses of the Portfolio Series.

                                                                           STEPHENS      STEPHENS
                                                       DIVERSIFIED          PREMIUM    INSTITUTIONAL
                                                          CLASS              CLASS         CLASS
                                                       EXPENSE CAP        EXPENSE CAP   EXPENSE CAP
                                                  ----------------------  -----------  -------------
Money Market....................................  80 basis points (b.p.)    95 b.p.      75 b.p.
High Quality Bond...............................         100 b.p.             --            --
Intermediate Government Bond....................         100 b.p.             --            --
Core Bond.......................................         100 b.p.             --            --
Balanced........................................         110 b.p.             --            --

                       DIVERSIFIED INVESTORS FUNDS GROUP

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                                                                           STEPHENS      STEPHENS
                                                       DIVERSIFIED          PREMIUM    INSTITUTIONAL
                                                          CLASS              CLASS         CLASS
                                                       EXPENSE CAP        EXPENSE CAP   EXPENSE CAP
                                                  ----------------------  -----------  -------------
Equity Income...................................         100 b.p.             --            --
Equity Value....................................         110 b.p.          135 b.p.      110 b.p.
Growth & Income.................................         115 b.p.             --            --
Equity Growth...................................         125 b.p.          120 b.p.      100 b.p.
Special Equity..................................         150 b.p.          140 b.p.      120 b.p.
Aggressive Equity...............................         150 b.p.             --            --
High Yield Bond.................................         110 b.p.          130 b.p.      110 b.p.
International Equity............................         140 b.p.          145 b.p.      125 b.p.
Stock Index.....................................         65 b.p.              --            --
Stephens Intermediate Bond......................            --              90 b.p.      80 b.p.
Stephens Select Equity..........................            --              90 b.p.      85 b.p.

     Of the fees earned by the Advisor, Distributor, and Service Agent, $72,242, $950,442, and $228,666, respectively, were reimbursed.

     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. Aggregate remuneration incurred for non-affiliated trustees of the Trust for the year ended December 31, 1999, amounted to $31,789.

4. PURCHASE AND SALE OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from the sales for the year ended December 31, 1999, were as follows:

                                                              COST OF PURCHASES   PROCEEDS FROM SALES
                                                              -----------------   -------------------
Stephens Intermediate Bond
  U.S. Government Obligations...............................     $15,215,284          $10,827,844
  Other.....................................................       7,577,504            6,350,571

                       DIVERSIFIED INVESTORS FUNDS GROUP

5. CAPITAL SHARE TRANSACTIONS

     The Trust has an unlimited authorized number of shares (par value of $0.00001) which are presently divided into sixteen series of shares (one series underlying each Fund). The Money Market, Equity Value, Equity Growth, Special Equity, High Yield Bond and International Equity Funds each contain three classes of shares, the Diversified Class, the Stephens Premium Class and the Stephens Institutional Class. The Stephens Funds each contain two classes of shares, the Stephens Premium Class and the Stephens Institutional Class. The transactions in each of the classes are as follows:

                                                                        DIVERSIFIED CLASS
                                                              -------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 1999   DECEMBER 31, 1998
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
MONEY MARKET
Issued during year..........................................      78,859,310          21,005,330
Issued on reinvestment of dividends and distributions.......         386,722             175,387
Redeemed during year........................................     (75,968,833)        (17,150,067)
                                                                 -----------         -----------
Net increase................................................       3,277,199           4,030,650
                                                                 ===========         ===========
HIGH QUALITY BOND
Issued during year..........................................       1,828,988           1,484,128
Issued on reinvestment of dividends and distributions.......         135,773              63,889
Redeemed during year........................................        (556,100)           (463,688)
                                                                 -----------         -----------
Net increase................................................       1,408,661           1,084,329
                                                                 ===========         ===========
INTERMEDIATE GOVERNMENT BOND
Issued during year..........................................       2,334,425           1,920,164
Issued on reinvestment of dividends and distributions.......         154,693              78,015
Redeemed during year........................................      (1,048,753)           (437,934)
                                                                 -----------         -----------
Net increase................................................       1,440,365           1,560,245
                                                                 ===========         ===========
CORE BOND
Issued during year..........................................       6,575,465           3,898,145
Issued on reinvestment of dividends and distributions.......         395,618             216,861
Redeemed during year........................................      (2,710,616)           (659,518)
                                                                 -----------         -----------
Net increase................................................       4,260,467           3,455,488
                                                                 ===========         ===========
BALANCED
Issued during year..........................................       4,235,665           3,906,887
Issued on reinvestment of dividends and distributions.......         577,771             222,526
Redeemed during year........................................      (2,618,909)           (920,933)
                                                                 -----------         -----------
Net increase................................................       2,194,527           3,208,480
                                                                 ===========         ===========
EQUITY INCOME
Issued during year..........................................       6,666,565           3,682,843
Issued on reinvestment of dividends and distributions.......         350,301             186,715
Redeemed during year........................................      (3,585,250)         (1,196,643)
                                                                 -----------         -----------
Net increase................................................       3,431,616           2,672,915
                                                                 ===========         ===========
EQUITY VALUE
Issued during year..........................................       7,733,949           3,677,549
Issued on reinvestment of dividends and distributions.......         494,096             386,313
Redeemed during year........................................      (4,696,502)         (1,433,549)
                                                                 -----------         -----------
Net increase................................................       3,531,543           2,630,313
                                                                 ===========         ===========

                       DIVERSIFIED INVESTORS FUNDS GROUP

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                        DIVERSIFIED CLASS
                                                              -------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 1999   DECEMBER 31, 1998
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
GROWTH & INCOME
Issued during year..........................................      13,611,040           6,820,697
Issued on reinvestment of dividends and distributions.......         725,664             157,313
Redeemed during year........................................      (7,228,547)         (1,961,108)
                                                                 -----------         -----------
Net increase................................................       7,108,157           5,016,902
                                                                 ===========         ===========
EQUITY GROWTH
Issued during year..........................................      10,445,421           4,337,297
Issued on reinvestment of dividends and distributions.......         441,263             211,424
Redeemed during year........................................      (5,875,950)         (1,300,048)
                                                                 -----------         -----------
Net increase................................................       5,010,734           3,248,673
                                                                 ===========         ===========
SPECIAL EQUITY
Issued during year..........................................      10,159,000           4,721,237
Issued on reinvestment of dividends and distributions.......         607,626              63,250
Redeemed during year........................................      (7,600,022)         (1,860,112)
                                                                 -----------         -----------
Net increase................................................       3,166,604           2,924,375
                                                                 ===========         ===========
AGGRESSIVE EQUITY
Issued during year..........................................       6,574,357           2,037,920
Issued on reinvestment of dividends and distributions.......         430,781              57,387
Redeemed during year........................................      (3,817,840)           (513,586)
                                                                 -----------         -----------
Net increase................................................       3,187,298           1,581,721
                                                                 ===========         ===========
HIGH YIELD BOND
Issued during year..........................................       5,100,727           1,509,107
Issued on reinvestment of dividends and distributions.......         352,076              14,357
Redeemed during year........................................      (3,755,739)           (272,556)
                                                                 -----------         -----------
Net increase................................................       1,697,064           1,250,908
                                                                 ===========         ===========
INTERNATIONAL EQUITY
Issued during year..........................................      25,762,223           4,124,237
Issued on reinvestment of dividends and distributions.......         173,399              90,399
Redeemed during year........................................     (22,369,827)         (1,821,168)
                                                                 -----------         -----------
Net increase................................................       3,565,795           2,393,468
                                                                 ===========         ===========
STOCK INDEX
Issued during period........................................       2,413,720                  --
Issued on reinvestment of dividends and distributions.......           8,718                  --
Redeemed during period......................................        (178,269)                 --
                                                                 -----------         -----------
Net increase................................................       2,244,169                  --
                                                                 ===========         ===========

                       DIVERSIFIED INVESTORS FUNDS GROUP

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                     STEPHENS PREMIUM CLASS
                                                              -------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 1999   DECEMBER 31, 1998
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
MONEY MARKET
Issued during year..........................................          14,715              20,643
Issued on reinvestment of dividends and distributions.......             352                 254
Redeemed during year........................................         (19,369)             (3,265)
                                                                 -----------         -----------
Net increase (decrease).....................................          (4,302)             17,632
                                                                 ===========         ===========
EQUITY VALUE
Issued during year..........................................         351,334             444,303
Issued on reinvestment of dividends and distributions.......          52,081              27,834
Redeemed during year........................................         (65,009)           (193,086)
                                                                 -----------         -----------
Net increase................................................         338,406             279,051
                                                                 ===========         ===========
EQUITY GROWTH
Issued during year..........................................         224,906              71,028
Issued on reinvestment of dividends and distributions.......          16,022                 380
Redeemed during year........................................         (19,423)            (53,507)
                                                                 -----------         -----------
Net increase................................................         221,505              17,901
                                                                 ===========         ===========
SPECIAL EQUITY
Issued during year..........................................         263,878             322,909
Issued on reinvestment of dividends and distributions.......          54,775               4,811
Redeemed during year........................................         (89,224)           (173,479)
                                                                 -----------         -----------
Net increase................................................         229,429             154,241
                                                                 ===========         ===========
HIGH YIELD BOND
Issued during year..........................................          43,373             115,178
Issued on reinvestment of dividends and distributions.......           5,437                 168
Redeemed during year........................................         (46,939)            (84,222)
                                                                 -----------         -----------
Net increase................................................           1,871              31,124
                                                                 ===========         ===========
INTERNATIONAL EQUITY
Issued during year..........................................         133,740             266,842
Issued on reinvestment of dividends and distributions.......           4,568               2,969
Redeemed during year........................................         (56,605)           (139,102)
                                                                 -----------         -----------
Net increase................................................          81,703             130,709
                                                                 ===========         ===========
STEPHENS INTERMEDIATE BOND
Issued during year..........................................         142,805             499,850
Issued on reinvestment of dividends and distributions.......          14,653              17,679
Redeemed during year........................................        (202,743)           (108,056)
                                                                 -----------         -----------
Net increase (decrease).....................................         (45,285)            409,473
                                                                 ===========         ===========
STEPHENS SELECT EQUITY
Issued during year..........................................               2                 100
Issued on reinvestment of dividends and distributions.......              --                   5
                                                                 -----------         -----------
Net increase................................................               2                 105
                                                                 ===========         ===========

                       DIVERSIFIED INVESTORS FUNDS GROUP

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                  STEPHENS INSTITUTIONAL CLASS
                                                              -------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 1999   DECEMBER 31, 1998
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
MONEY MARKET
Issued during year..........................................         467,588           1,308,484
Issued on reinvestment of dividends and distributions.......          13,310              22,778
Redeemed during year........................................        (907,507)           (469,641)
                                                                 -----------         -----------
Net increase (decrease).....................................        (426,609)            861,621
                                                                 ===========         ===========
EQUITY VALUE
Issued during year..........................................         835,336           1,530,553
Issued on reinvestment of dividends and distributions.......         170,698             103,846
Redeemed during year........................................        (481,132)           (349,397)
                                                                 -----------         -----------
Net increase................................................         524,902           1,285,002
                                                                 ===========         ===========
EQUITY GROWTH
Issued during year..........................................         509,289             384,452
Issued on reinvestment of dividends and distributions.......          65,283               8,297
Redeemed during year........................................        (111,617)            (17,810)
                                                                 -----------         -----------
Net increase................................................         462,955             374,939
                                                                 ===========         ===========
SPECIAL EQUITY
Issued during year..........................................         466,881             861,762
Issued on reinvestment of dividends and distributions.......         144,847               5,785
Redeemed during year........................................        (289,552)            (99,754)
                                                                 -----------         -----------
Net increase................................................         322,176             767,793
                                                                 ===========         ===========
HIGH YIELD BOND
Issued during year..........................................         190,231             250,198
Issued on reinvestment of dividends and distributions.......          39,555               1,257
Redeemed during year........................................         (73,018)            (40,077)
                                                                 -----------         -----------
Net increase................................................         156,768             211,378
                                                                 ===========         ===========
INTERNATIONAL EQUITY
Issued during year..........................................         362,110             694,774
Issued on reinvestment of dividends and distributions.......          16,019              11,737
Redeemed during year........................................        (243,807)           (114,925)
                                                                 -----------         -----------
Net increase................................................         134,322             591,586
                                                                 ===========         ===========
STEPHENS INTERMEDIATE BOND
Issued during year..........................................       1,236,107           2,096,429
Issued on reinvestment of dividends and distributions.......          92,538              53,022
Redeemed during year........................................        (833,834)           (519,068)
                                                                 -----------         -----------
Net increase................................................         494,811           1,630,383
                                                                 ===========         ===========
STEPHENS SELECT EQUITY
Issued during period........................................               1                 100
Issued on reinvestment of dividends and distributions.......              --                   5
                                                                 -----------         -----------
Net increase................................................               1                 105
                                                                 ===========         ===========

                       DIVERSIFIED INVESTORS FUNDS GROUP

6.  FINANCIAL HIGHLIGHTS

     Selected data for an average share outstanding for the year for the

DIVERSIFIED CLASS OF SHARES

                                         INCOME FROM
                                    INVESTMENT OPERATIONS
                                   ------------------------
                                                    NET
                                                 REALIZED
                                                    AND          TOTAL
                       NET ASSET      NET       UNREALIZED      INCOME
       FOR THE           VALUE     INVESTMENT      GAINS      (LOSS) FROM
        YEAR           BEGINNING     INCOME     (LOSSES) ON   INVESTMENT
        ENDED           OF YEAR      (LOSS)     INVESTMENTS   OPERATIONS
       -------         ---------   ----------   -----------   -----------
MONEY MARKET
12/31/1999              $10.44       $0.49        $   --        $ 0.49
12/31/1998               10.26        0.51            --          0.51
12/31/1997               10.11        0.51         (0.01)         0.50
12/31/1996                9.83        0.19          0.30          0.49
12/31/1995                9.61        0.31          0.22          0.53
HIGH QUALITY BOND
12/31/1999               11.39        0.60         (0.30)         0.30
12/31/1998               11.13        0.61          0.06          0.67
12/31/1997               10.89        0.63         (0.07)         0.56
12/31/1996               10.61        0.20          0.28          0.48
12/31/1995                9.87        0.42          0.74          1.16
INTERMEDIATE GOVERNMENT BOND(1)
12/31/1999               10.98        0.53         (0.42)         0.11
12/31/1998               10.67        0.54          0.15          0.69
12/31/1997               10.21        0.54          0.16          0.70
12/31/1996               10.00        0.14          0.22          0.36
CORE BOND+
12/31/1999               12.60        0.66         (0.85)        (0.19)
12/31/1998               12.27        0.68          0.20          0.88
12/31/1997               11.69        0.72          0.24          0.96
12/31/1996               11.60        0.22          0.10          0.32
12/31/1995                9.91        0.30          1.71          2.01


                                      DIVIDENDS AND DISTRIBUTIONS FROM
                       ---------------------------------------------------------------
                                                                IN EXCESS
                                                     NET         OF NET
                                    IN EXCESS     REALIZED      REALIZED
       FOR THE            NET         OF NET        GAINS         GAINS         TAX
        YEAR           INVESTMENT   INVESTMENT   (LOSSES) ON   (LOSSES) ON   RETURN OF
        ENDED            INCOME       INCOME     INVESTMENTS   INVESTMENTS    CAPITAL
       -------         ----------   ----------   -----------   -----------   ---------
MONEY MARKET
12/31/1999               $(0.35)      $   --       $   --         $  --       $    --
12/31/1998                (0.33)          --           --            --        (0.00)**
12/31/1997                (0.35)          --           --            --            --
12/31/1996                (0.19)          --           --            --        (0.02)
12/31/1995                (0.31)          --           --            --            --
HIGH QUALITY BOND
12/31/1999                (0.50)          --           --            --            --
12/31/1998                (0.41)          --           --            --            --
12/31/1997                (0.32)          --           --            --        (0.00)**
12/31/1996                (0.20)          --           --            --            --
12/31/1995                (0.42)          --           --            --            --
INTERMEDIATE GOVERNME
12/31/1999                (0.45)          --        (0.01)           --            --
12/31/1998                (0.37)          --        (0.01)           --        (0.00)**
12/31/1997                (0.24)          --           --            --        (0.00)**
12/31/1996                (0.14)          --           --            --        (0.01)
CORE BOND+
12/31/1999                (0.53)          --           --            --            --
12/31/1998                (0.54)          --        (0.01)**         --        (0.00)**
12/31/1997                (0.38)          --           --            --        (0.00)**
12/31/1996                (0.23)          --           --            --            --
12/31/1995                (0.28)          --        (0.04)           --            --

---------------

  *  Annualized
 **  Less than one penny per share
  +  Formerly the Government/Corporate Bond Fund
(1)  Commencement of operations February 22, 1996
(2)  Commencement of operations June 13, 1996
(3)  Commencement of operations June 11, 1996
(4)  Commencement of operations January 30, 1996
(5)  Commencement of operations January 18, 1996

                                                                  RATIO TO AVERAGE NET ASSETS
                                                  -----------------------------------------------------------
                  NET                             EXPENSES        EXPENSES                          NET
    TOTAL        ASSET                            INCLUDING       INCLUDING          NET         INVESTMENT
  DIVIDENDS      VALUE              NET ASSETS       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
     AND        END OF    TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF
DISTRIBUTIONS    YEAR     RETURN       YEAR       PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)
-------------   -------   ------   ------------   ---------   -----------------   ----------   --------------
   $(0.35)      $10.58     4.66%   $ 99,519,160      0.88%          0.80%             4.49%         4.57%
    (0.33)       10.44     4.91      63,979,337      0.97           0.80              4.65          4.82
    (0.35)       10.26     4.98      21,513,791      1.12           0.80              4.55          4.87
    (0.21)       10.11     4.87       3,783,802      4.35           0.80              1.20          4.76
    (0.31)        9.83     5.50         113,491     67.48           0.76            (61.47)         5.24
    (0.50)       11.19     2.63      36,433,434      1.08           1.00              5.10          5.18
    (0.41)       11.39     6.08      21,031,334      1.22           1.00              5.05          5.27
    (0.32)       11.13     5.11       8,480,842      1.77           1.00              4.81          5.58
    (0.20)       10.89     4.51         966,031     12.60           0.98              5.58          6.03
    (0.42)       10.61    11.85          71,167     91.16           1.00            (83.53)         6.63
    (0.46)       10.63     0.99      40,366,826      1.08           1.00              4.79          4.87
    (0.38)       10.98     6.47      25,893,328      1.19           1.00              4.65          4.84
    (0.24)       10.67     6.88       8,515,888      1.91           1.00              4.13          5.05
    (0.15)       10.21     4.15         893,261    17.46*          0.94*            (11.28)*       5.24*
    (0.53)       11.88    (1.51)    112,521,653      0.97           0.97              5.26          5.26
    (0.55)       12.60     7.21      65,605,780      1.05           1.00              5.30          5.35
    (0.38)       12.27     8.14      21,504,827      1.32           1.00              5.52          5.85
    (0.23)       11.69     2.74       2,056,127      7.50           0.99              0.66          5.85
    (0.32)       11.60    20.30         175,079     56.91           0.85            (50.11)         5.92

                       DIVERSIFIED INVESTORS FUNDS GROUP

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

     For the average shares outstanding for the year for the

DIVERSIFIED CLASS OF SHARES

                                           INCOME FROM
                                      INVESTMENT OPERATIONS
                                   ---------------------------
                       NET ASSET                 NET REALIZED       TOTAL
                         VALUE        NET       AND UNREALIZED     INCOME
       FOR THE         BEGINNING   INVESTMENT       GAINS        (LOSS) FROM
        YEAR              OF         INCOME      (LOSSES) ON     INVESTMENT
        ENDED            YEAR        (LOSS)      INVESTMENTS     OPERATIONS
       -------         ---------   ----------   --------------   -----------
BALANCED
12/31/1999              $15.75       $ 0.30         $ 1.40         $ 1.70
12/31/1998               14.58         0.40           1.31           1.71
12/31/1997               13.27         0.44           2.02           2.46
12/31/1996               12.04         0.21           1.77           1.98
12/31/1995               10.05         0.24           2.61           2.85
EQUITY INCOME
12/31/1999               20.93         0.27           1.31           1.58
12/31/1998               19.22         0.35           2.02           2.37
12/31/1997               15.25         0.32           4.14           4.46
12/31/1996               13.09         0.16           2.18           2.34
12/31/1995                9.93         0.16           3.28           3.44
EQUITY VALUE(2)
12/31/1999               12.38         0.16          (0.56)         (0.40)
12/31/1998               12.27         0.13           1.17           1.30
12/31/1997               10.75         0.12           2.17           2.29
12/31/1996               10.00         0.02           0.86           0.88
GROWTH & INCOME
12/31/1999               23.99        (0.12)          7.24           7.12
12/31/1998               18.16        (0.05)          6.32           6.27
12/31/1997               13.78         0.02           4.67           4.69
12/31/1996               11.47         0.19           2.29           2.48
12/31/1995               10.22         0.06           3.18           3.24
EQUITY GROWTH
12/31/1999               23.32        (0.12)          8.69           8.57
12/31/1998               17.73        (0.07)          6.41           6.34
12/31/1997               14.50        (0.03)          3.85           3.82
12/31/1996               13.36           --           2.41           2.41
12/31/1995               11.35         0.01           2.09           2.10
SPECIAL EQUITY
12/31/1999               20.98        (0.10)          5.26           5.16
12/31/1998               20.56        (0.09)          0.72           0.63
12/31/1997               17.09        (0.04)          4.41           4.37
12/31/1996               13.95           --           3.58           3.58
12/31/1995               10.75           --           4.43           4.43


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                       ----------------------------------------------------------------
                                                     NET         IN EXCESS
                                    IN EXCESS     REALIZED         OF NET         TAX
       FOR THE            NET         OF NET        GAINS      REALIZED GAINS   RETURN
        YEAR           INVESTMENT   INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
        ENDED            INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
       -------         ----------   ----------   -----------   --------------   -------
BALANCED
12/31/1999               $(0.30)      $   --       $(0.83)         $  --        $   --
12/31/1998                (0.29)          --        (0.25)            --            --
12/31/1997                (0.91)          --        (0.24)            --            --
12/31/1996                (0.21)          --        (0.54)            --            --
12/31/1995                (0.24)          --        (0.51)            --         (0.11)
EQUITY INCOME
12/31/1999                (0.21)          --        (0.61)            --            --
12/31/1998                (0.28)          --        (0.36)            --         (0.02)
12/31/1997                (0.20)          --        (0.29)            --            --
12/31/1996                (0.14)          --        (0.04)            --            --
12/31/1995                (0.16)          --        (0.04)            --         (0.08)
EQUITY VALUE(2)
12/31/1999                (0.11)          --        (0.35)         (0.36)           --
12/31/1998                (1.07)          --        (0.12)            --            --
12/31/1997                (0.71)          --        (0.06)            --            --
12/31/1996                (0.01)          --        (0.12)            --            --
GROWTH & INCOME
12/31/1999                   --           --        (1.42)            --            --
12/31/1998                (0.01)          --        (0.01)            --         (0.42)
12/31/1997                (0.06)          --        (0.25)            --            --
12/31/1996                (0.15)          --        (0.02)            --            --
12/31/1995                (0.06)          --        (0.95)            --         (0.98)
EQUITY GROWTH
12/31/1999                   --           --        (1.17)            --            --
12/31/1998                (0.09)          --        (0.66)            --            --
12/31/1997                (0.26)          --        (0.33)            --         (0.00)**
12/31/1996                   --           --        (1.18)            --         (0.09)
12/31/1995                (0.01)          --           --             --         (0.08)
SPECIAL EQUITY
12/31/1999                   --           --        (1.66)            --            --
12/31/1998                (0.07)          --        (0.05)            --         (0.09)
12/31/1997                (0.39)          --        (0.51)            --            --
12/31/1996                   --        (0.03)       (0.38)            --         (0.03)
12/31/1995                   --           --        (0.89)            --         (0.34)

---------------

  *  Annualized
 **  Less than one penny per share
  +  Formerly the Government/Corporate Bond Fund
(1)  Commencement of operations February 22, 1996
(2)  Commencement of operations June 13, 1996
(3)  Commencement of operations June 11, 1996
(4)  Commencement of operations January 30, 1996
(5)  Commencement of operations January 18, 1996

                                                                  RATIO TO AVERAGE NET ASSETS
                                                  -----------------------------------------------------------
                                                                  EXPENSES
                  NET                             EXPENSES        INCLUDING                         NET
    TOTAL        ASSET                            INCLUDING      THE SERIES          NET         INVESTMENT
  DIVIDENDS      VALUE              NET ASSETS       THE          PORTFOLIO       INVESTMENT   INCOME (LOSS)
     AND        END OF    TOTAL       END OF       SERIES          (NET OF          INCOME        (NET OF
DISTRIBUTIONS    YEAR     RETURN       YEAR       PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)
-------------   -------   ------   ------------   ---------   -----------------   ----------   --------------
   $(1.13)      $16.32     10.97%  $143,014,166      1.14%          1.08%             1.84%         1.90%
    (0.54)       15.75     11.81    103,470,279      1.11           1.10              2.57          2.58
    (1.15)       14.58     18.67     49,014,319      1.21           1.10              2.88          2.99
    (0.75)       13.27     16.39      5,182,113      3.08           0.97              0.78          2.98
    (0.86)       12.04     28.47        895,351      9.95           0.87             (5.68)         3.40
    (0.82)       21.69      7.70    203,482,872      1.05           1.00              1.17          1.22
    (0.66)       20.93     12.47    124,478,213      1.09           1.00              1.63          1.72
    (0.49)       19.22     29.31     62,936,623      1.20           1.00              1.51          1.71
    (0.18)       15.25     17.91      7,455,379      3.22           1.00              0.11          2.33
    (0.28)       13.09     34.62        590,381     17.88           0.90            (14.15)         2.82
    (0.82)       11.16     (3.07)    88,167,552      1.21           1.10              1.12          1.23
    (1.19)       12.38     10.79     54,085,925      1.28           1.10              0.80          0.98
    (0.77)       12.27     21.43     21,309,839      1.66           1.10              0.36          0.93
    (0.13)       10.75     16.61*       385,208    56.35*          1.07*            (54.60)*        1.09*
    (1.42)       29.69     30.05    459,797,532      1.20           1.15             (0.51)        (0.46)
    (0.44)       23.99     34.63    200,946,409      1.24           1.15             (0.32)        (0.22)
    (0.31)       18.16     34.14     61,020,784      1.39           1.15             (0.15)         0.10
    (0.17)       13.78     21.61      5,483,747      3.99           1.14             (2.38)         0.47
    (1.99)       11.47     32.11        443,638     21.71           1.03            (19.66)         1.02
    (1.17)       30.72     37.08    352,834,964      1.21           1.21             (0.46)        (0.46)
    (0.75)       23.32     35.97    150,958,507      1.26           1.24             (0.38)        (0.36)
    (0.59)       17.73     26.54     57,186,689      1.37           1.25             (0.31)        (0.19)
    (1.27)       14.50     17.93      3,859,931      4.34           1.20             (3.64)         0.50
    (0.09)       13.36     18.50        618,317     14.34           1.01            (13.13)         0.20
    (1.66)       24.48     25.26    224,430,627      1.43           1.43             (0.45)        (0.45)
    (0.21)       20.98      3.15    125,863,140      1.46           1.45             (0.47)        (0.46)
    (0.90)       20.56     25.82     63,237,963      1.57           1.50             (0.26)        (0.18)
    (0.44)       17.09     25.76      7,736,347      3.63           1.49             (2.48)        (0.34)
    (1.23)       13.95     41.50        600,294     15.76           1.33            (14.58)        (0.18)

                       DIVERSIFIED INVESTORS FUNDS GROUP

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

     Selected data for an average share outstanding for the year for the

DIVERSIFIED CLASS OF SHARES

                                              INCOME FROM
                                         INVESTMENT OPERATIONS
                                        ------------------------
                                                         NET
                                                      REALIZED
                                                         AND          TOTAL
                         NET ASSET         NET       UNREALIZED      INCOME
       FOR THE             VALUE        INVESTMENT      GAINS      (LOSS) FROM
     PERIOD/YEAR         BEGINNING        INCOME     (LOSSES) ON   INVESTMENT
        ENDED          OF PERIOD/YEAR     (LOSS)     INVESTMENTS   OPERATIONS
     -----------       --------------   ----------   -----------   -----------
AGGRESSIVE EQUITY(3)
12/31/1999                 $13.84         $(0.15)      $ 8.86        $ 8.71
12/31/1998                  10.00          (0.09)        4.24          4.15
12/31/1997                   9.43          (0.06)        0.63          0.57
12/31/1996                  10.00           0.05        (0.58)        (0.53)
HIGH YIELD BOND(4)
12/31/1999                  11.55           0.90        (0.89)         0.01
12/31/1998                  11.38           0.96        (0.70)         0.26
12/31/1997                  10.68           0.94         0.37          1.31
12/31/1996                  10.00           0.21         0.66          0.87
INTERNATIONAL EQUITY(5)
12/31/1999                  12.87           0.03         8.14          8.17
12/31/1998                  11.86           0.06         1.18          1.24
12/31/1997                  11.27           0.04         0.83          0.87
12/31/1996                  10.00           0.01         1.37          1.38
STOCK INDEX(6)
12/31/1999                  10.00           0.07         1.49          1.56


                                      DIVIDENDS AND DISTRIBUTIONS FROM
                       ---------------------------------------------------------------
                                                                IN EXCESS
                                    IN EXCESS        NET         OF NET
       FOR THE            NET         OF NET      REALIZED      REALIZED        TAX
     PERIOD/YEAR       INVESTMENT   INVESTMENT   (LOSSES) ON   (LOSSES) ON   RETURN OF
        ENDED            INCOME       INCOME     INVESTMENTS   INVESTMENTS    CAPITAL
     -----------       ----------   ----------   -----------   -----------   ---------
AGGRESSIVE EQUITY(3)
12/31/1999               $   --       $   --       $(1.59)       $   --       $   --
12/31/1998                   --           --        (0.00)**         --        (0.31)
12/31/1997                   --           --           --            --           --
12/31/1996                (0.04)          --           --            --           --
HIGH YIELD BOND(4)
12/31/1999                (1.17)       (0.01)          --            --           --
12/31/1998                (0.08)          --        (0.01)           --           --
12/31/1997                (0.58)          --        (0.03)           --           --
12/31/1996                (0.19)          --           --            --           --
INTERNATIONAL EQUITY(
12/31/1999                   --        (0.08)       (0.33)           --           --
12/31/1998                (0.01)          --        (0.12)           --        (0.10)
12/31/1997                (0.20)          --        (0.08)           --        (0.00)**
12/31/1996                (0.01)          --        (0.04)        (0.04)       (0.02)
STOCK INDEX(6)
12/31/1999                (0.07)          --           --            --           --

---------------

  *  Annualized
 **  Less than one penny per share
  +  Formerly the Government/Corporate Bond Fund
(1)  Commencement of operations February 22, 1996
(2)  Commencement of operations June 13, 1996
(3)  Commencement of operations June 11, 1996
(4)  Commencement of operations January 30, 1996
(5)  Commencement of operations January 18, 1996
(6)  Commencement of operations March 10, 1999

                                                                      RATIO TO AVERAGE NET ASSETS
                                                      -----------------------------------------------------------
                    NET                               EXPENSES        EXPENSES                          NET
    TOTAL          ASSET                              INCLUDING       INCLUDING          NET         INVESTMENT
  DIVIDENDS        VALUE                NET ASSETS       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)
-------------   -----------   ------   ------------   ---------   -----------------   ----------   --------------
   $(1.59)        $20.96      64.01%   $118,496,343      1.63%          1.49%            (1.07)%       (0.93)%
    (0.31)         13.84      41.79      34,154,980      1.87           1.50             (1.19)        (0.82)
       --          10.00       6.13       8,855,719      2.70           1.43             (1.81)        (0.54)
    (0.04)          9.43      (9.51)*       326,476    64.34*          1.41*            (64.36)*       (1.05)*
    (1.18)         10.38       0.04      38,290,334      1.30           1.10              7.78          7.98
    (0.09)         11.55       2.20      22,994,590      1.40           1.10              7.89          8.19
    (0.61)         11.38      12.28       8,430,804      1.88           1.10              7.44          8.22
    (0.19)         10.68       9.50*        738,100    25.60*          1.10*            (16.15)*        8.35*
    (0.41)         20.63      63.73     175,208,902      1.45           1.40              0.10          0.15
    (0.23)         12.87      10.47       63,404,26      1.53           1.40              0.35          0.48
    (0.28)         11.86       7.74      30,063,542      1.72           1.40             (0.03)         0.29
    (0.11)         11.27      14.59*      2,398,279      9.79*         1.41*             (7.91)*        0.48*
    (0.07)         11.49      15.37      25,774,897      1.05*          0.65*             0.41*         0.81*

                       DIVERSIFIED INVESTORS FUNDS GROUP

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

     Selected data for an average share outstanding for the year for the

STEPHENS PREMIUM CLASS OF SHARES

                                         INCOME FROM
                                    INVESTMENT OPERATIONS
                                   ------------------------
                                                    NET
                                                 REALIZED
                                                    AND          TOTAL
                       NET ASSET      NET       UNREALIZED      INCOME
       FOR THE           VALUE     INVESTMENT      GAINS      (LOSS) FROM
        YEAR           BEGINNING     INCOME     (LOSSES) ON   INVESTMENT
        ENDED           OF YEAR      (LOSS)     INVESTMENTS   OPERATIONS
       -------         ---------   ----------   -----------   -----------
MONEY MARKET
12/31/1999              $10.34       $ 0.46       $   --        $ 0.46
12/31/1998               10.00         0.47         0.01          0.48
EQUITY VALUE
12/31/1999                9.93         0.11        (0.46)        (0.35)
12/31/1998               10.00         0.08         0.93          1.01
EQUITY GROWTH
12/31/1999               13.33         0.07         4.80          4.87
12/31/1998               10.00        (0.04)        3.64          3.60
SPECIAL EQUITY
12/31/1999               10.08        (0.05)        2.45          2.40
12/31/1998               10.00        (0.04)        0.42          0.38
HIGH YIELD BOND
12/31/1999               10.13         0.79        (0.79)           --
12/31/1998               10.00         0.86        (0.67)         0.19
INTERNATIONAL EQUITY
12/31/1999               10.76           --         6.82          6.82
12/31/1998               10.00         0.06         0.95          1.01
STEPHENS INTERMEDIATE BOND
12/31/1999               10.15         0.43        (0.29)         0.14
12/31/1998               10.00         0.45         0.16          0.61
STEPHENS SELECT EQUITY
12/31/1999               10.00        (0.06)        0.01         (0.05)
12/31/1998               10.00         0.50           --          0.50


                                      DIVIDENDS AND DISTRIBUTIONS FROM
                       ---------------------------------------------------------------
                                                                IN EXCESS
                                                     NET         OF NET
                          NET       IN EXCESS     REALIZED      REALIZED
       FOR THE         INVESTMENT     OF NET        GAINS         GAINS         TAX
        YEAR             INCOME     INVESTMENT   (LOSSES) ON   (LOSSES) ON   RETURN OF
        ENDED            (LOSS)       INCOME     INVESTMENTS   INVESTMENTS    CAPITAL
       -------         ----------   ----------   -----------   -----------   ---------
MONEY MARKET
12/31/1999               $(0.28)      $   --       $   --        $   --       $   --
12/31/1998                (0.14)          --           --            --        (0.00)*
EQUITY VALUE
12/31/1999                (0.08)          --        (0.35)        (0.36)          --
12/31/1998                (0.97)          --        (0.11)           --           --
EQUITY GROWTH
12/31/1999                   --           --        (1.25)           --           --
12/31/1998                (0.03)          --        (0.24)           --           --
SPECIAL EQUITY
12/31/1999                   --           --        (1.66)           --           --
12/31/1998                   --           --           --            --        (0.30)
HIGH YIELD BOND
12/31/1999                (1.10)       (0.01)          --            --           --
12/31/1998                (0.06)          --           --            --           --
INTERNATIONAL EQUITY
12/31/1999                   --        (0.03)       (0.33)           --           --
12/31/1998                (0.07)          --        (0.11)           --        (0.07)
STEPHENS INTERMEDIATE
12/31/1999                (0.40)          --           --            --        (0.01)
12/31/1998                (0.46)          --           --            --        (0.00)**
STEPHENS SELECT EQUIT
12/31/1999                   --           --           --            --           --
12/31/1998                (0.50)          --           --            --           --

---------------

  *  Annualized
 **  Less than one penny per share

                                                                                           RATIO TO AVERAGE NET ASSETS
                                                                                         -------------------------------

                               TOTAL          NET ASSET
                             DIVIDENDS          VALUE                    NET ASSETS
                                AND            END OF        TOTAL         END OF                      EXPENSES (NET OF
                           DISTRIBUTIONS        YEAR         RETURN         YEAR         EXPENSES       REIMBURSEMENT)
                           -------------      ---------      ------      ----------      --------      -----------------
                              $(0.28)          $10.52         4.41%      $  140,261         15.96%           0.95%
                               (0.14)           10.34         4.79          182,285         41.83            0.95
                               (0.79)            8.79        (3.32)       5,427,056          2.35            1.35
                               (1.08)            9.93        10.32        2,771,720          2.70            1.35
                               (1.25)           16.95        37.19        4,057,198          3.25            1.19
                               (0.27)           13.33        36.20          238,696         13.04            1.20
                               (1.66)           10.82        25.20        4,152,714          3.19            1.40
                               (0.30)           10.08         4.05        1,554,404          4.06            1.40
                               (1.11)            9.02        (0.34)         297,640          6.80            1.30
                               (0.06)           10.13         1.85          315,312          8.78            1.30
                               (0.36)           17.22        63.65        3,657,392          3.27            1.45
                               (0.25)           10.76        10.11        1,405,830          4.17            1.45
                               (0.41)            9.88         1.34        3,598,922          2.00            0.86
                               (0.46)           10.15         6.08        4,155,696          2.86            0.90
                                  --             9.95        (0.50)           1,059      1,237.03            0.90
                               (0.50)           10.00         5.00            1,050      3,030.02            0.90

                        RATIO TO AVERAGE NET ASSETS
                       ------------------------------
                                            NET
                          NET            INVESTMENT
                       INVESTMENT      INCOME (LOSS)
                         INCOME           (NET OF
                         (LOSS)        REIMBURSEMENT)
                       ----------      --------------
                          (10.66)%          4.35%
                          (36.29)          (4.59)
                            0.05            1.05
                           (0.61)           0.74
                           (1.60)           0.46
                          (12.19)          (0.35)
                           (2.23)          (0.44)
                           (3.09)          (0.43)
                            2.57            8.07
                            1.01            8.49
                           (1.81)           0.01
                           (2.18)           0.54
                            3.05            4.19
                            2.54            4.50
                       (1,236.69)          (0.56)
                       (3,024.12)           5.00

                       DIVERSIFIED INVESTORS FUNDS GROUP

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

     Selected data for an average share outstanding for the year for the

STEPHENS INSTITUTIONAL CLASS OF SHARES

                                         INCOME FROM
                                    INVESTMENT OPERATIONS
                                   ------------------------
                                                    NET
                                                 REALIZED
                                                    AND          TOTAL
                       NET ASSET      NET       UNREALIZED      INCOME
       FOR THE           VALUE     INVESTMENT      GAINS      (LOSS) FROM
        YEAR           BEGINNING     INCOME     (LOSSES) ON   INVESTMENT
        ENDED           OF YEAR      (LOSS)     INVESTMENTS   OPERATIONS
       -------         ---------   ----------   -----------   -----------
MONEY MARKET
12/31/1999              $10.23       $ 0.48       $   --        $ 0.48
12/31/1998               10.00         0.49         0.01          0.50
EQUITY VALUE
12/31/1999               10.16         0.13        (0.46)        (0.33)
12/31/1998               10.00         0.11         0.94          1.05
EQUITY GROWTH
12/31/1999               13.35        (0.04)        4.90          4.86
12/31/1998               10.00        (0.01)        3.65          3.64
SPECIAL EQUITY
12/31/1999               10.34        (0.02)        2.51          2.49
12/31/1998               10.00        (0.02)        0.44          0.42
HIGH YIELD BOND
12/31/1999               10.15         0.83        (0.82)         0.01
12/31/1998               10.00         0.81        (0.60)         0.21
INTERNATIONAL EQUITY
12/31/1999               10.80         0.04         6.84          6.88
12/31/1998               10.00         0.07         0.95          1.02
STEPHENS INTERMEDIATE BOND
12/31/1999               10.27         0.44        (0.29)         0.15
12/31/1998               10.00         0.46         0.16          0.62
STEPHENS SELECT EQUITY
12/31/1999               10.01        (0.04)          --         (0.04)
12/31/1998               10.00         0.54           --          0.54


                                      DIVIDENDS AND DISTRIBUTIONS FROM
                       ---------------------------------------------------------------
                                                                IN EXCESS
                                                     NET         OF NET
                          NET       IN EXCESS     REALIZED      REALIZED
       FOR THE         INVESTMENT     OF NET        GAINS         GAINS         TAX
        YEAR             INCOME     INVESTMENT   (LOSSES) ON   (LOSSES) ON   RETURN OF
        ENDED            (LOSS)       INCOME     INVESTMENTS   INVESTMENTS    CAPITAL
       -------         ----------   ----------   -----------   -----------   ---------
MONEY MARKET
12/31/1999               $(0.31)      $   --       $   --        $   --       $   --
12/31/1998                (0.27)          --           --            --           --
EQUITY VALUE
12/31/1999                (0.23)          --        (0.35)        (0.36)          --
12/31/1998                (0.80)          --        (0.09)           --           --
EQUITY GROWTH
12/31/1999                   --           --        (1.39)           --           --
12/31/1998                (0.06)          --        (0.23)           --           --
SPECIAL EQUITY
12/31/1999                   --           --        (1.66)           --           --
12/31/1998                   --           --           --            --        (0.08)
HIGH YIELD BOND
12/31/1999                (1.15)       (0.01)          --            --           --
12/31/1998                (0.06)          --           --            --           --
INTERNATIONAL EQUITY
12/31/1999                   --        (0.03)       (0.34)           --           --
12/31/1998                (0.07)          --        (0.09)           --        (0.06)
STEPHENS INTERMEDIATE
12/31/1999                (0.42)          --           --            --        (0.01)
12/31/1998                (0.35)          --           --            --        (0.00)**
STEPHENS SELECT EQUIT
12/31/1999                   --           --           --            --           --
12/31/1998                (0.53)          --           --            --           --

---------------

  *  Annualized
 **  Less than one penny per share

                                                                 RATIO TO AVERAGE NET ASSETS
                                                 -----------------------------------------------------------
                  NET                                                                              NET
    TOTAL        ASSET                                                              NET         INVESTMENT
  DIVIDENDS      VALUE             NET ASSETS                                    INVESTMENT   INCOME (LOSS)
     AND        END OF    TOTAL      END OF                   EXPENSES (NET        INCOME        (NET OF
DISTRIBUTIONS    YEAR     RETURN      YEAR       EXPENSES   OF REIMBURSEMENT)      (LOSS)     REIMBURSEMENT)
-------------   -------   ------   -----------   --------   ------------------   ----------   --------------
   $(0.31)      $10.40     4.67%   $ 4,522,076       1.73%         0.75%              3.61%        4.59%
    (0.27)       10.23     5.01      8,810,497       1.67          0.75               3.94         4.86
    (0.94)        8.89    (3.13)    16,089,720       1.68          1.10               0.64         1.22
    (0.89)       10.16    10.68     13,052,169       1.76          1.10               0.38         1.04
    (1.39)       16.82    37.36     14,096,936       1.85          1.00              (1.09)       (0.24)
    (0.29)       13.35    36.54      5,004,424       2.19          1.00              (1.30)       (0.11)
    (1.66)       11.17    25.44     12,179,590       2.04          1.20              (1.07)       (0.23)
    (0.08)       10.34     4.21      7,937,781       2.27          1.20              (1.26)       (0.19)
    (1.16)        9.00     0.07      3,314,902       2.52          1.10               7.05         8.47
    (0.06)       10.15     2.14      2,145,712       3.47          1.10               5.68         8.05
    (0.37)       17.31    63.93     12,567,502       2.06          1.25              (0.48)        0.33
    (0.22)       10.80    10.27      6,386,429       2.40          1.25              (0.45)        0.70
    (0.43)        9.99     1.46     21,226,045       1.12          0.80               3.92         4.24
    (0.35)       10.27     6.22     16,743,039       1.60          0.80               3.74         4.55
       --         9.97    (0.40)         1,060   1,236.88          0.75          (1,236.51)       (0.38)
    (0.53)       10.01     5.41          1,054   3,027.05          0.85          (3,020.89)        5.31

                       DIVERSIFIED INVESTORS FUNDS GROUP

7.  CLASS DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions per class as of December 31, 1999, are as follows:

                                                           DIVERSIFIED CLASS       PREMIUM CLASS       INSTITUTIONAL CLASS
                                                               OF SHARES             OF SHARES              OF SHARES
                                                           -----------------       -------------       -------------------
MONEY MARKET
  Net investment income.............................          $ 4,087,650            $  3,701              $  138,162
EQUITY VALUE
  Net investment income.............................              680,299              39,592                 352,496
  Net realized gains from investment transactions...            2,278,558             197,262                 571,220
  Distributions in excess of net realized gains.....            2,371,615             205,316                 594,549
EQUITY GROWTH
  Net realized gains from investment transactions...           12,782,283             256,141               1,023,283
SPECIAL EQUITY
  Net realized gains from investment transactions...           13,708,047             546,105               1,490,471
HIGH YIELD BOND
  Net investment income.............................            3,709,298              50,828                 363,053
  Distributions in excess of net investment
    income..........................................               31,588                 433                   3,091
INTERNATIONAL EQUITY
  Distributions in excess of net investment
    income..........................................              626,446               5,680                  23,071
  Net realized gains from investment transactions...            2,709,745              67,682                 235,480
  Net investment income.............................
STEPHENS INTERMEDIATE BOND
  Net investment income.............................                   --             140,835                 898,448
  Tax return of capital.............................                   --               4,078                  26,016

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Diversified Investors Funds Group:

     In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments of Stephens Intermediate Bond Fund, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Diversified Investors Funds Group (comprising, Money Market Fund, High Quality Bond Fund, Intermediate Government Bond Fund, Core Bond Fund (formerly Government/Corporate Bond Fund), Balanced Fund, Equity Income Fund, Equity Value Fund, Growth & Income Fund, Equity Growth Fund, Special Equity Fund, Aggressive Equity Fund, High Yield Bond Fund, International Equity Fund, Stephens Intermediate Bond Fund, Stephens Select Equity Fund and Stock Index
Fund) (collectively, the "Funds") at December 31, 1999, the results of each of their operations for the year then ended, except for the Stock Index Fund for which the period was from March 10, 1999 (commencement of operations) to December 31, 1999, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                          PricewaterhouseCoopers LLP

New York, New York
February 22, 2000

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income and preservation of capital by primarily investing in a diversified portfolio of fixed income funds. The Fund will be invested across the High Quality Bond, Intermediate Government Bond, Core Bond (formerly known as the Government/Corporate Bond Fund), High Yield Bond, and Money Market Funds. A portion of the Fund may be invested in relatively conservative equity funds, namely the Equity Income, Equity Value, Growth & Income, and Equity Growth Funds as a hedge against inflation.

     The Short Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                    SAF SHORT HORIZON        LEHMAN BROS. GOV/CORP.       COMPOSITE BENCHMARK *
                                                         $12,323               BOND INDEX $12,369                $13,030
                                                    -----------------        ----------------------       ---------------------
4/15/96                                                 10000.00                    10000.00                    10000.00
12/31/96                                                10545.00                    10535.00                    10630.00
12/31/97                                                11461.00                    11565.00                    11863.00
12/31/98                                                12189.00                    12659.00                    12958.00
12/31/99                                                12366.00                    12387.00                    13030.00

* 80% Lehman Aggregate Bond Index, 10% Russell 1000 Value Index, 10% Salomon 90-Day Treasury Index. This composite index most closely mirrors the portfolio composition of the Short Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through December 31, 1999.

All indices are shown for the period from the funds' inception through December 31, 1999.

Past performance is not indicative of future performance.

              SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income with some capital appreciation, by primarily investing in a diversified portfolio of fixed income funds, and to a lesser extent, equity funds. The Fund is a relatively conservative balanced portfolio which seeks competitive returns with considerably less volatility. Assets can be invested in any Diversified fixed income fund. The Fund's equity component may be invested in any Diversified equity fund.

     The Short/Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                      SAF                                                                           COMPOSITE
                               SHORT/INTERMEDIATE   LEHMAN AGGREGATE      RUSSELL 2000        MSCI GDP EAFE        BENCHMARK *
                                    $11,112           BOND $10,780           $11,817             $16,701             $11,250
                               ------------------   ----------------      ------------        -------------        -----------
5/1/98                               10000                10000               10000               10000               10000
12/31/98                             10373                10869                9745               12712               10611
12/31/99                             11112                10780               11817               16701               11250

* 70% Lehman Aggregate Bond Index, 18% Russell 1000 Index, 8% Russell 2000 Small Cap Index, 4% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Short/Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through December 31, 1999.

All indices are shown for the period from the funds' inception through December 31, 1999.

Past performance is not indicative of future performance.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income and capital appreciation, by investing in a diversified portfolio of fixed income, and equity funds. The Fund seeks competitive returns with slightly less volatility through generally equal allocations to equity and fixed income. The Fund can invest in any Diversified fixed income fund and in any Diversified equity fund.

     The Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                                                          LEHMAN BROS.
                                          SAF INTERMEDIATE        S&P 500 INDEX       GOV/CORP. BOND INDEX   COMPOSITE BENCHMARK
                                              $15,337                $24,313                $12,387               * $16,214
                                          ----------------        -------------       --------------------   -------------------
4/15/96                                        10000                  10000                  10000                  10000
12/31/96                                       10559                  11688                  10537                  10928
12/31/97                                       12068                  15588                  11565                  12833
12/31/98                                       13556                  20070                  12659                  14650
12/31/99                                       15337                  24313                  12387                  16214

* 50% Lehman Aggregate Bond Index, 30% Russell 1000 Index, 12% Russell 2000 Small Cap Value, 8% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through December 31, 1999.

All indices are shown for the period from the funds' inception through December 31, 1999.

Past performance is not indicative of future performance.

              INTERMEDIATE/LONG HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks long-term capital appreciation, by primarily investing in a diversified portfolio of equity funds, and to a lesser extent, fixed income funds. The Fund is a relatively aggressive balanced portfolio which seeks competitive returns with slightly more volatility. The Fund can invest in any Diversified fixed income fund, and in any Diversified equity fund.

     The Intermediate/Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                  SAF INTERMEDIATE/LONG                                   COMPOSITE BENCHMARK *
                                                         $17,067              S&P 500 INDEX $24,313              $17,848
                                                  ---------------------       ---------------------       ---------------------
4/15/96                                                   10000                       10000                       10000
12/31/96                                                  10565                       11689                       11084
12/31/97                                                  12567                       15588                       13392
12/31/98                                                  14335                       20070                       15494
12/31/99                                                  17067                       24313                       17848

* 30% Lehman Aggregate Bond Index, 42% Russell 1000 Index, 18% Russell 2000 Small Cap Index, 10% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate/Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through December 31, 1999.

All indices are shown for the period from the funds' inception through December 31, 1999.

Past performance is not indicative of future performance.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks long-term capital appreciation by investing in a diversified portfolio of equity funds. The Fund can invest in any Diversified equity fund, including large, mid, and small capitalization stock funds, value and growth-oriented funds, and the international equity fund. Fixed income funds may be utilized to reduce the potential impact of stock market declines.

     The Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                                                                                    COMPOSITE
                                   SAF LONG          RUSSELL 1000      RUSSELL 2000 SMALL     MSCI GDP EAFE        BENCHMARK *
                                    $13,226             $15,358           CAP $11,817            $16,701             $12,667
                                   --------          ------------      ------------------     -------------        -----------
5/1/98                               10000               10000               10000                10000               10000
12/31/98                             10381               12702                9745                12712               10374
12/31/99                             13226               15358               11817                16701               12667

* 60% Russell 1000 Index, 25% Russell 2000 Small Cap Index, 15% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through December 31, 1999.

All indices are shown for the period from the funds' inception through December 31, 1999.

Past performance is not indicative of future performance.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

                                                 SHORT                      INTERMEDIATE
                                   SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                  HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                -----------   ------------   ------------   ------------   -----------
ASSETS:
Investments at value (cost,
  $17,063,996, $9,619,146,
  $88,095,332, $114,971,225
  and $32,670,944,
  respectively)...............  $16,577,544    $9,705,511    $95,006,723    $127,919,098   $37,935,863
Cash..........................            4            --             --           1,834           440
Receivable for Fund shares
  sold........................       39,532         7,173        111,784         179,300        43,149
                                -----------    ----------    -----------    ------------   -----------
     Total Assets.............   16,617,080     9,712,684     95,118,507     128,100,232    37,979,452
                                -----------    ----------    -----------    ------------   -----------
LIABILITIES:
Due to Custodian..............           --            13          2,346              --            --
Payable for securities
  purchased...................       39,253         6,949        110,059         123,055        25,750
Payable for Fund shares
  redeemed....................          279           224          1,725          56,245        17,399
Accrued investment advisory
  fee.........................        2,799         1,618         15,487          20,775         5,968
                                -----------    ----------    -----------    ------------   -----------
     Total Liabilities........       42,331         8,804        129,617         200,075        49,117
                                -----------    ----------    -----------    ------------   -----------
NET ASSETS....................  $16,574,749    $9,703,880    $94,988,890    $127,900,157   $37,930,335
                                ===========    ==========    ===========    ============   ===========
NET ASSETS CONSIST OF:
  Paid-in capital.............  $17,069,279    $9,596,681    $87,579,184    $114,378,759   $32,610,310
  Accumulated net realized
     gains (losses)...........       (8,078)       20,834        498,315         573,525        55,106
  Net unrealized appreciation
     (depreciation) on
     investments..............     (486,452)       86,365      6,911,391      12,947,873     5,264,919
                                -----------    ----------    -----------    ------------   -----------
NET ASSETS....................  $16,574,749    $9,703,880    $94,988,890    $127,900,157   $37,930,335
                                ===========    ==========    ===========    ============   ===========
Outstanding shares of capital
  stock of $.00001 par value
  per share, unlimited number
  of shares of beneficial
  interest authorized.........    1,569,563       946,834      7,514,026       9,401,845     3,077,802
                                ===========    ==========    ===========    ============   ===========
NET ASSET VALUE PER SHARE*....  $     10.56    $    10.25    $     12.64    $      13.60   $     12.32
                                ===========    ==========    ===========    ============   ===========

---------------
* Net asset value per share equals Net Assets/Outstanding Shares

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                   SHORT                      INTERMEDIATE
                                      SHORT     INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                     HORIZON      HORIZON        HORIZON        HORIZON       HORIZON
                                    ---------   ------------   ------------   ------------   ----------
INCOME:
  Income distribution earned......  $ 713,266     $424,184      $3,569,232    $ 4,161,812    $  830,848
  Investment advisory fee.........    (30,431)     (13,858)       (148,680)      (202,726)      (44,913)
                                    ---------     --------      ----------    -----------    ----------
     Net investment income........    682,835      410,326       3,420,552      3,959,086       785,935
                                    ---------     --------      ----------    -----------    ----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
  Capital gain distribution
     earned.......................     48,797       73,517       1,172,082      2,107,199       844,887
  Net realized gains on
     investments..................     30,609       49,462       1,082,678      3,427,301       198,459
  Net change in unrealized
     appreciation/(depreciation)
     on investments...............   (543,588)      49,255       4,210,949      9,512,929     4,572,140
                                    ---------     --------      ----------    -----------    ----------
  Net realized and unrealized
     gains (losses) on
     investments..................   (464,182)     172,234       6,465,709     15,047,429     5,615,486
                                    ---------     --------      ----------    -----------    ----------
Net increase in net assets
  resulting from operations.......  $ 218,653     $582,560      $9,886,261    $19,006,515    $6,401,421
                                    =========     ========      ==========    ===========    ==========

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                     SHORT                      INTERMEDIATE
                                       SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                      HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                    -----------   ------------   ------------   ------------   -----------
FROM OPERATIONS:
  Net investment income...........  $   682,835   $   410,326    $  3,420,552   $  3,959,086   $   785,935
  Capital gain distribution
    earned........................       48,797        73,517       1,172,082      2,107,199       844,887
  Net realized gains on
    investments...................       30,609        49,462       1,082,678      3,427,301       198,459
  Net change in unrealized
    appreciation/(depreciation) on
    investments...................     (543,588)       49,255       4,210,949      9,512,929     4,572,140
                                    -----------   -----------    ------------   ------------   -----------
  Net increase in net assets
    resulting from operations.....      218,653       582,560       9,886,261     19,006,515     6,401,421
                                    -----------   -----------    ------------   ------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...........     (682,835)     (410,326)     (3,420,552)    (3,959,086)     (785,935)
  Net realized gains from
    investment transactions.......      (84,934)      (73,289)     (1,673,626)    (4,949,133)     (647,852)
                                    -----------   -----------    ------------   ------------   -----------
  Total dividends and
    distributions.................     (767,769)     (483,615)     (5,094,178)    (8,908,219)   (1,433,787)
                                    -----------   -----------    ------------   ------------   -----------
FROM SHARE TRANSACTIONS:
  Proceeds from issuance of
    shares........................    8,770,665     6,771,142      44,151,274     79,184,050    23,524,703
  Proceeds from dividends and
    distributions reinvested......      767,769       483,615       5,094,178      8,908,219     1,433,787
  Value of shares redeemed........   (5,433,999)   (1,307,134)    (16,414,520)   (32,979,097)   (2,668,088)
                                    -----------   -----------    ------------   ------------   -----------
  Net increase in net assets from
    capital share transactions....    4,104,435     5,947,623      32,830,932     55,113,172    22,290,402
                                    -----------   -----------    ------------   ------------   -----------
  Total increase in net assets....    3,555,319     6,046,568      37,623,015     65,211,468    27,258,036
NET ASSETS:
  Beginning of year...............   13,019,430     3,657,312      57,365,875     62,688,689    10,672,299
                                    -----------   -----------    ------------   ------------   -----------
  End of year.....................  $16,574,749   $ 9,703,880    $ 94,988,890   $127,900,157   $37,930,335
                                    ===========   ===========    ============   ============   ===========
Shares outstanding beginning of
  year............................    1,192,372       364,098       4,849,474      5,089,901     1,058,749
Shares issued during year.........      798,382       660,917       3,575,460      6,124,281     2,137,509
Shares received on reinvestment of
  dividends and distributions
  during year.....................       72,741        47,843         413,214        677,690       122,169
Shares redeemed during year.......     (493,932)     (126,024)     (1,324,122)    (2,490,027)     (240,625)
                                    -----------   -----------    ------------   ------------   -----------
Shares outstanding end of year....    1,569,563       946,834       7,514,026      9,401,845     3,077,802
                                    ===========   ===========    ============   ============   ===========

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                     SHORT                      INTERMEDIATE
                                       SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                      HORIZON       HORIZON*       HORIZON        HORIZON       HORIZON*
                                    -----------   ------------   ------------   ------------   -----------
FROM OPERATIONS:
  Net investment income...........  $   375,481    $   93,226    $ 1,150,880    $   989,757    $   119,069
  Capital gain distribution
    earned........................       31,824        19,906        487,689        710,798        167,661
  Net realized gains (losses) on
    investments...................      113,939       (24,970)       529,805      1,059,773       (338,696)
  Net change in unrealized
    appreciation on investments...       39,932        37,110      2,728,059      3,163,206        692,779
                                    -----------    ----------    -----------    -----------    -----------
  Net increase in net assets
    resulting from operations.....      561,176       125,272      4,896,433      5,923,534        640,813
                                    -----------    ----------    -----------    -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...........     (460,406)      (97,112)    (1,596,223)    (1,890,808)      (120,761)
  Net realized gains from
    investment transactions.......      (57,861)      (19,906)      (652,450)      (856,637)      (167,661)
  Tax return of capital...........          (31)         (668)          (199)          (319)          (466)
                                    -----------    ----------    -----------    -----------    -----------
  Total dividends and
    distributions.................     (518,298)     (117,686)    (2,248,872)    (2,747,764)      (288,888)
                                    -----------    ----------    -----------    -----------    -----------
FROM SHARE TRANSACTIONS:
  Proceeds from issuance of
    shares........................    8,895,028     3,721,828     35,724,842     40,175,211     10,445,487
  Proceeds from dividends and
    distributions reinvested......      518,298       117,686      2,248,872      2,747,764        288,888
  Value of shares redeemed........   (2,451,846)     (189,788)    (7,920,068)    (9,276,585)      (414,001)
                                    -----------    ----------    -----------    -----------    -----------
  Net increase in net assets from
    capital share transactions....    6,961,480     3,649,726     30,053,646     33,646,390     10,320,374
                                    -----------    ----------    -----------    -----------    -----------
  Total increase in net assets....    7,004,358     3,657,312     32,701,207     36,822,160     10,672,299
NET ASSETS:
  Beginning of year...............    6,015,072            --     24,664,668     25,866,529             --
                                    -----------    ----------    -----------    -----------    -----------
  End of year.....................  $13,019,430    $3,657,312    $57,365,875    $62,688,689    $10,672,299
                                    ===========    ==========    ===========    ===========    ===========
Shares outstanding beginning of
  year............................      562,038            --      2,247,197      2,285,595             --
Shares issued during year.........      803,769       370,214      3,094,770      3,353,354      1,075,118
Shares received on reinvestment of
  dividends and distributions
  during year.....................       47,594        11,852        193,535        228,599         29,660
Shares redeemed during year.......     (221,029)      (17,968)      (686,028)      (777,647)       (46,029)
                                    -----------    ----------    -----------    -----------    -----------
Shares outstanding end of year....    1,192,372       364,098      4,849,474      5,089,901      1,058,749
                                    ===========    ==========    ===========    ===========    ===========

---------------

* Commencement of Operations, May 1, 1998

                       See notes to financial statements.

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

SHARES                                                                    VALUE
------                                                                 -----------
         INVESTMENTS
414,612  Diversified Investors Funds Group -- Core Bond Fund.........  $ 4,926,839
 76,381  Diversified Investors Funds Group -- Equity Income Fund.....    1,656,995
293,931  Diversified Investors Funds Group -- High Quality Bond          3,289,670
           Fund......................................................
158,575  Diversified Investors Funds Group -- High Yield Bond Fund...    1,646,154
309,401  Diversified Investors Funds Group -- Intermediate Government    3,287,753
           Bond Fund.................................................
167,270  Diversified Investors Funds Group -- Money Market Fund......    1,770,133
                                                                       -----------
                                                                        16,577,544
         Total Investments -- 100.02% (Cost $17,063,996).............
                                                                            (2,795)
         Liabilities less other assets -- (0.02%)....................
                                                                       -----------
                                                                       $16,574,749
         NET ASSETS -- 100.00%.......................................
                                                                       ===========
         The aggregate cost of investments for federal income tax
           purposes at
           December 31, 1999 is $17,072,548.

         The following amount is based on costs for federal income
           tax purposes:
                                                                       $    57,321
           Gross unrealized appreciation.............................
                                                                          (552,325)
           Gross unrealized depreciation.............................
                                                                       -----------
                                                                       $  (495,004)
           Net unrealized depreciation...............................
                                                                       ===========

                       See notes to financial statements.

              SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

SHARES                                                                   VALUE
------                                                                 ----------
         INVESTMENTS
  9,349  Diversified Investors Funds Group -- Aggressive Equity        $  195,918
           Fund......................................................
284,774  Diversified Investors Funds Group -- Core Bond Fund.........   3,383,969
 12,671  Diversified Investors Funds Group -- Equity Growth Fund.....     389,310
 22,484  Diversified Investors Funds Group -- Equity Income Fund.....     487,756
 34,984  Diversified Investors Funds Group -- Equity Value Fund......     390,477
 16,491  Diversified Investors Funds Group -- Growth and Income           489,704
           Fund......................................................
127,620  Diversified Investors Funds Group -- High Quality Bond         1,428,321
           Fund......................................................
140,035  Diversified Investors Funds Group -- High Yield Bond Fund...   1,453,694
 45,538  Diversified Investors Funds Group -- Intermediate Government     483,894
           Bond Fund.................................................
 18,881  Diversified Investors Funds Group -- International Equity        389,457
           Fund......................................................
  2,038  Diversified Investors Funds Group -- Money Market Fund......      21,569
 24,156  Diversified Investors Funds Group -- Special Equity Fund....     591,442
                                                                       ----------
                                                                        9,705,511
         Total Investments -- 100.02% (Cost $9,619,146)..............
                                                                           (1,631)
         Liabilities less other assets -- (0.02%)....................
                                                                       ----------
                                                                       $9,703,880
         NET ASSETS -- 100.00%
                                                                       ==========
         The aggregate cost of investments for federal income tax
           purposes at
           December 31, 1999 is $9,667,277.

         The following amount is based on costs for federal income
           tax purposes:
                                                                       $  516,678
           Gross unrealized appreciation.............................
                                                                         (478,444)
           Gross unrealized depreciation.............................
                                                                       ----------
                                                                       $   38,234
           Net unrealized appreciation...............................
                                                                       ==========

                       See notes to financial statements.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

 SHARES                                                                     VALUE
 ------                                                                  -----------
           INVESTMENTS
  136,808  Diversified Investors Funds Group -- Aggressive Equity        $ 2,866,881
             Fund......................................................
1,984,348  Diversified Investors Funds Group -- Core Bond Fund.........   23,580,011
  216,326  Diversified Investors Funds Group -- Equity Growth Fund.....    6,646,284
  394,807  Diversified Investors Funds Group -- Equity Income Fund.....    8,564,865
  511,919  Diversified Investors Funds Group -- Equity Value Fund......    5,713,885
  257,411  Diversified Investors Funds Group -- Growth and Income          7,643,627
             Fund......................................................
  822,955  Diversified Investors Funds Group -- High Quality Bond          9,210,516
             Fund......................................................
  910,736  Diversified Investors Funds Group -- High Yield Bond Fund...    9,454,255
  444,240  Diversified Investors Funds Group -- Intermediate Government    4,720,587
             Bond Fund.................................................
  322,329  Diversified Investors Funds Group -- International Equity       6,648,800
             Fund......................................................
   32,199  Diversified Investors Funds Group -- Money Market Fund......      340,743
  392,748  Diversified Investors Funds Group -- Special Equity Fund....    9,616,269
                                                                         -----------
                                                                          95,006,723
           Total Investments -- 100.02% (Cost $88,095,332).............
                                                                             (17,833)
           Liabilities less other assets -- (0.02%)....................
                                                                         -----------
                                                                         $94,988,890
           NET ASSETS -- 100.00%.......................................
                                                                         ===========
           The aggregate cost of investments for federal income tax
             purposes at
             December 31, 1999 is $88,095,348.

           The following amount is based on costs for federal income
             tax purposes:
                                                                         $ 9,930,824
             Gross unrealized appreciation.............................
                                                                          (3,019,449)
             Gross unrealized depreciation.............................
                                                                         -----------
                                                                         $ 6,911,375
             Net unrealized appreciation...............................
                                                                         ===========

                       See notes to financial statements.

              INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

 SHARES                                                                     VALUE
 ------                                                                  ------------
           INVESTMENTS
  245,092  Diversified Investors Funds Group -- Aggressive Equity        $  5,136,029
             Fund......................................................
1,279,788  Diversified Investors Funds Group -- Core Bond Fund.........    15,207,727
  415,231  Diversified Investors Funds Group -- Equity Growth Fund.....    12,757,335
  707,298  Diversified Investors Funds Group -- Equity Income Fund.....    15,343,991
1,031,743  Diversified Investors Funds Group -- Equity Value Fund......    11,516,004
  475,565  Diversified Investors Funds Group -- Growth and Income          14,121,513
             Fund......................................................
  538,697  Diversified Investors Funds Group -- High Quality Bond           6,029,094
             Fund......................................................
  978,952  Diversified Investors Funds Group -- High Yield Bond Fund...    10,162,402
  596,894  Diversified Investors Funds Group -- Intermediate Government     6,342,714
             Bond Fund.................................................
  618,700  Diversified Investors Funds Group -- International Equity       12,762,163
             Fund......................................................
   42,633  Diversified Investors Funds Group -- Money Market Fund......       451,162
  738,789  Diversified Investors Funds Group -- Special Equity Fund....    18,088,964
                                                                         ------------
                                                                          127,919,098
           Total Investments -- 100.01% (Cost $114,971,225)............
                                                                              (18,941)
           Liabilities less other assets -- (0.01%)....................
                                                                         ------------
                                                                         $127,900,157
           NET ASSETS -- 100.00%.......................................
                                                                         ============
           The aggregate cost of investments for federal income tax
             purposes at December 31, 1999 is $115,056,988.

           The following amount is based on costs for federal income
             tax purposes:
                                                                         $ 16,131,605
             Gross unrealized appreciation.............................
                                                                           (3,269,495)
             Gross unrealized depreciation.............................
                                                                         ------------
                                                                         $ 12,862,110
             Net unrealized appreciation...............................
                                                                         ============

                       See notes to financial statements.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31,1999

SHARES                                                                    VALUE
------                                                                 -----------
         INVESTMENTS
 90,353  Diversified Investors Funds Group -- Aggressive Equity        $ 1,893,387
           Fund......................................................
183,688  Diversified Investors Funds Group -- Equity Growth Fund.....    5,643,558
308,547  Diversified Investors Funds Group -- Equity Income Fund.....    6,693,561
405,706  Diversified Investors Funds Group -- Equity Value Fund......    4,528,374
191,254  Diversified Investors Funds Group -- Growth and Income          5,679,128
           Fund......................................................
273,699  Diversified Investors Funds Group -- International Equity       5,645,693
           Fund......................................................
 21,835  Diversified Investors Funds Group -- Money Market Fund......      231,066
311,261  Diversified Investors Funds Group -- Special Equity Fund....    7,621,096
                                                                       -----------
                                                                        37,935,863
         Total Investments -- 100.01% (Cost $32,670,944).............
                                                                            (5,528)
         Liabilities less other assets -- (0.01%)....................
                                                                       -----------
                                                                       $37,930,335
         NET ASSETS -- 100.00%.......................................
                                                                       ===========
         The aggregate cost of investments for federal income tax
           purposes at
           December 31, 1999 is $32,673,595.

         The following amount is based on costs for federal income
           tax purposes:
                                                                       $ 5,838,287
           Gross unrealized appreciation.............................
                                                                          (576,019)
           Gross unrealized depreciation.............................
                                                                       -----------
                                                                       $ 5,262,268
           Net unrealized appreciation...............................
                                                                       ===========

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Diversified Investors Strategic Allocation Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of five different series that are, in effect, separate investment funds: Short Horizon Strategic Allocation Fund ("Short Horizon"), Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Long Horizon Strategic Allocation Fund ("Long Horizon") (collectively, the "Funds"). The Trust established and designated the Short Horizon , the Intermediate Horizon , and the Intermediate Long Horizon as separate series on April 15, 1996. The Short Intermediate Horizon and the Long Horizon were established and designated as separate series on May 1, 1998. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Funds Group (the "Funds Group"). The Funds Group is an open-end management investment company registered under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

  A. INVESTMENT VALUATION:

     The value of any Fund's investment in a corresponding fund of the Funds Group is valued at the net asset value per share of each fund determined as of the close of the New York Stock Exchange on the valuation date.

  B. INVESTMENT INCOME:

     Income and capital gain distributions earned are recorded on the ex-dividend date.

  C. DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared annually and reinvested in additional full and fractional shares.

     Dividends and distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. The effects of these differences, which resulted from the reclassification of capital gain distributions received on investments are as follows for the year ended December 31, 1999:

                                                              UNDISTRIBUTED       ACCUMULATED NET
                                                              NET INVESTMENT    REALIZED GAIN (LOSS)
                                                                  INCOME           ON INVESTMENT
                                                              --------------    --------------------
Short Horizon...............................................   $   (48,797)          $   48,797
Short Intermediate Horizon..................................       (73,517)              73,517
Intermediate Horizon........................................    (1,172,082)           1,172,082
Intermediate Long Horizon...................................    (2,107,199)           2,107,199
Long Horizon................................................      (844,887)             844,887

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  D. FEDERAL INCOME TAXES:

     Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

  E. OPERATING EXPENSES:

     The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its pro rata share of fees and expenses incurred by the Funds Group.

  F. OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Administrative Services Agreement with the Advisor, an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration, transfer agency and shareholder services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund at an annual rate equal to 0.20% of the average daily net assets of each Fund.

     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds.

4. PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from the sales for the year ended December 31, 1999, were as follows:

                                                             COST OF PURCHASES    PROCEEDS FROM SALES
                                                             -----------------    -------------------
Short Horizon..............................................    $ 10,219,728          $  6,150,795
Short Intermediate Horizon.................................      14,153,363             8,204,488
Intermediate Horizon.......................................      74,080,532            41,746,004
Intermediate Long Horizon..................................     159,099,126           106,817,636
Long Horizon...............................................      46,652,298            24,160,544

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

5. FINANCIAL HIGHLIGHTS

     For an average share outstanding for the year:

                                                      NET
                                                    REALIZED                              DISTRIBUTIONS   DISTRIBUTIONS
                        NET ASSET                     AND                    DIVIDENDS      FROM NET      IN EXCESS OF      TAX
       FOR THE            VALUE          NET       UNREALIZED   TOTAL FROM    FROM NET      REALIZED        REALIZED      RETURN
     PERIOD/YEAR       BEGINNING OF   INVESTMENT     GAINS      INVESTMENT   INVESTMENT      CAPITAL        GAINS ON        OF
        ENDED          PERIOD/YEAR      INCOME      (LOSSES)    OPERATIONS     INCOME         GAINS        INVESTMENTS    CAPITAL
     -----------       ------------   ----------   ----------   ----------   ----------   -------------   -------------   -------
SHORT HORIZON
12/31/1999...........     $10.92        $ 0.49       $(0.34)      $0.15        $(0.47)       $(0.04)         $   --       $   --
12/31/1998...........      10.70          0.44         0.24        0.68         (0.41)        (0.05)             --        (0.00)**
12/31/1997...........      10.34          0.49         0.41        0.90         (0.52)        (0.02)             --           --
12/31/1996 (1).......      10.00          0.18         0.36        0.54         (0.18)        (0.01)          (0.00)**     (0.01)
SHORT INTERMEDIATE HORIZON
12/31/1999...........      10.04          0.61         0.15        0.76         (0.47)        (0.08)             --           --
12/31/1998 (2).......      10.00          0.46        (0.09)       0.37         (0.27)        (0.06)             --        (0.00)**
INTERMEDIATE HORIZON
12/31/1999...........      11.83          0.57         0.96        1.53         (0.49)        (0.23)             --           --
12/31/1998...........      10.98          0.34         1.00        1.34         (0.35)        (0.14)             --        (0.00)**
12/31/1997...........      10.32          0.48         0.99        1.47         (0.72)        (0.08)             --        (0.01)
12/31/1996 (1).......      10.00          0.13         0.42        0.55         (0.13)        (0.10)             --           --
INTERMEDIATE LONG HORIZON
12/31/1999...........      12.32          0.51         1.80        2.31         (0.46)        (0.57)             --           --
12/31/1998...........      11.32          0.28         1.29        1.57         (0.39)        (0.18)             --        (0.00)**
12/31/1997...........      10.30          0.41         1.53        1.94         (0.80)        (0.11)             --        (0.01)
12/31/1996 (1).......      10.00          0.09         0.47        0.56         (0.09)        (0.17)             --           --
LONG HORIZON
12/31/1999...........      10.08          0.39         2.34        2.73         (0.27)        (0.22)             --           --
12/31/1998 (2).......      10.00          0.21         0.16        0.37         (0.12)        (0.17)             --        (0.00)**

---------------

(1)  Commencement of Operations, April 15, 1996.
(2)  Commencement of Operations, May 1, 1998.
  *  Annualized
 **  Less than one penny per share.

                                          RATIOS TO AVERAGE NET ASSETS
    TOTAL                                 -----------------------------
  DIVIDENDS       NET ASSET                                   NET         PORTFOLIO
     AND          VALUE END      TOTAL                     INVESTMENT     TURNOVER        NET ASSETS
DISTRIBUTIONS   OF PERIOD/YEAR   RETURN     EXPENSES         INCOME         RATE      END OF PERIOD/YEAR
-------------   --------------   ------   ------------   --------------   ---------   ------------------
   $(0.51)          $10.56        1.45%       0.20%            4.48%          41%        $16,574,749
    (0.46)           10.92        6.37        0.20             4.00          113          13,019,430
    (0.54)           10.70        8.69        0.20             4.49          348           6,015,072
    (0.20)           10.34        7.74*       0.20*           11.60*         466             742,127
    (0.55)           10.25        7.70        0.20             5.91          119           9,703,880
    (0.33)           10.04        3.73*       0.20*            6.94*         260           3,657,312
    (0.72)           12.64       13.14        0.20             4.59           56          94,988,890
    (0.49)           11.83       12.27        0.20             2.97          124          57,365,875
    (0.81)           10.98       14.29        0.20             4.26          322          24,664,668
    (0.23)           10.32        7.94*       0.20*            7.88*         469           2,820,072
    (1.03)           13.60       19.06        0.20             3.90          107         127,900,157
    (0.57)           12.32       14.02        0.20             2.33          135          62,688,689
    (0.92)           11.32       18.95        0.20             3.55          336          25,866,529
    (0.26)           10.30        8.02*       0.20*            2.03*         418           2,173,362
    (0.49)           12.32       27.41        0.20             3.49          108          37,930,335
    (0.29)           10.08        3.81*       0.20*            3.35*         276          10,672,299

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

6. INVESTMENTS IN AFFILIATES

     The market value of investments in affiliates (as defined in the Investment Company Act of 1940, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at December 31, 1999 totaled $16,577,544, $9,705,511, $95,006,723, $127,919,098, and $37,935,863, for the
Short Horizon Strategic Allocation Fund, Short Intermediate Horizon Strategic Allocation Fund, Intermediate Horizon Strategic Allocation Fund, Intermediate Long Horizon Strategic Allocation Fund, and the Long Horizon Strategic Allocation Fund, respectively.

     Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                        BEGINNING    SHARES      SHARES      ENDING       PURCHASE         SALE       GAIN (LOSS)
                                         SHARES     PURCHASED     SOLD       SHARES         COST           COST        ON SALES
                                        ---------   ---------   ---------   ---------   ------------   ------------   -----------
SHORT HORIZON STRATEGIC ALLOCATION
  FUND
INVESTMENTS:
Diversified Investors Funds
  Group -- Core Bond Fund.............   304,171     110,441           --     414,612   $  1,361,399   $         --   $       --
Diversified Investors Funds
  Group -- Equity Income Fund.........    62,342      18,141        4,102      76,381        383,356         79,835       16,191
Diversified Investors Funds
  Group -- High Quality Bond Fund.....   221,441      72,490           --     293,931        824,364             --           --
Diversified Investors Funds
  Group -- High Yield Bond Fund.......   112,049      46,526           --     158,575        516,289             --           --
Diversified Investors Funds
  Group -- Intermediate Government
  Bond Fund...........................   229,950      79,451           --     309,401        865,030             --           --
Diversified Investors Funds
  Group -- Money Market Fund..........   147,999     589,751      570,480     167,270      6,269,290      6,040,351       14,418
                                                                                        ------------   ------------   ----------
                                                                                        $ 10,219,728   $  6,120,186   $   30,609
                                                                                        ============   ============   ==========

SHORT INTERMEDIATE HORIZON STRATEGIC
  ALLOCATION FUND
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund.....     5,797       5,765        2,213       9,349   $     88,689   $     27,401   $   16,416
Diversified Investors Funds
  Group -- Core Bond Fund.............    98,301     233,241       46,768     284,774      2,898,594        598,642      (12,583)
Diversified Investors Funds
  Group -- Equity Growth Fund.........     6,710       7,393        1,432      12,671        186,890         31,048       10,847
Diversified Investors Funds
  Group -- Equity Income Fund.........     8,993      13,603          112      22,484        298,546          2,400          204
Diversified Investors Funds
  Group -- Equity Value Fund..........    11,698      23,357           71      34,984        288,436            970           (1)
Diversified Investors Funds
  Group -- Growth and Income Fund.....     8,156      10,121        1,786      16,491        253,883         41,400        9,667
Diversified Investors Funds
  Group -- High Quality Bond Fund.....    47,130      80,490           --     127,620        923,389             --           --
Diversified Investors Funds
  Group -- High Yield Bond Fund.......    47,156      92,879           --     140,035      1,045,614             --           --
Diversified Investors Funds
  Group -- Intermediate Government
  Bond Fund...........................    16,563      28,975           --      45,538        317,638             --           --
Diversified Investors Funds
  Group -- International Equity
  Fund................................    11,453       9,857        2,429      18,881        145,363         33,176       15,814
Diversified Investors Funds
  Group -- Money Market Fund..........     1,101     693,754      692,817       2,038      7,378,964      7,368,894        5,777
Diversified Investors Funds
  Group -- Special Equity Fund........    11,083      15,364        2,291      24,156        327,357         51,095        3,321
                                                                                        ------------   ------------   ----------
                                                                                        $ 14,153,363   $  8,155,026   $   49,462
                                                                                        ============   ============   ==========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

6. INVESTMENTS IN AFFILIATES (CONTINUED)

                                        BEGINNING    SHARES      SHARES      ENDING       PURCHASE         SALE       GAIN (LOSS)
                                         SHARES     PURCHASED     SOLD       SHARES         COST           COST        ON SALES
                                        ---------   ---------   ---------   ---------   ------------   ------------   -----------
INTERMEDIATE HORIZON STRATEGIC
  ALLOCATION FUND
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund.....   137,936      45,377       46,505     136,808   $    708,722   $    490,963   $  348,011
Diversified Investors Funds
  Group -- Core Bond Fund.............  1,054,774    956,395       26,821   1,984,348     11,870,345        316,922       17,800
Diversified Investors Funds
  Group -- Equity Growth Fund.........   179,569      57,275       20,518     216,326      1,455,825        359,763      207,969
Diversified Investors Funds
  Group -- Equity Income Fund.........   233,479     164,878        3,550     394,807      3,586,508         68,995       12,292
Diversified Investors Funds
  Group -- Equity Value Fund..........   249,573     278,639       16,293     511,919      3,386,154        212,911       14,868
Diversified Investors Funds
  Group -- Growth and Income Fund.....   201,844      76,002       20,435     257,411      1,912,166        371,601      186,188
Diversified Investors Funds
  Group -- High Quality Bond Fund.....   449,216     382,983        9,244     822,955      4,396,954        105,561        1,759
Diversified Investors Funds
  Group -- High Yield Bond Fund.......   466,262     448,628        4,154     910,736      5,026,371         45,095          481
Diversified Investors Funds
  Group -- Intermediate Government
  Bond Fund...........................   239,219     210,732        5,711     444,240      2,312,899         61,183        2,090
Diversified Investors Funds
  Group -- International Equity
  Fund................................   300,456      57,921       36,048     322,329        836,547        448,438      233,824
Diversified Investors Funds
  Group -- Money Market Fund..........   228,016    3,353,698   3,549,515      32,199     35,783,223     37,867,116       16,315
Diversified Investors Funds
  Group -- Special Equity Fund........   276,776     130,885       14,913     392,748      2,804,818        314,778       41,081
                                                                                        ------------   ------------   ----------
                                                                                        $ 74,080,532   $ 40,663,326   $1,082,678
                                                                                        ============   ============   ==========

INTERMEDIATE LONG HORIZON STRATEGIC
  ALLOCATION FUND
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund.....   196,530     161,281      112,719     245,092   $  2,465,273   $  1,216,305   $  816,021
Diversified Investors Funds
  Group -- Core Bond Fund.............   541,020    1,471,062     732,294   1,279,788     18,313,772      9,213,768      (77,460)
Diversified Investors Funds
  Group -- Equity Growth Fund.........   274,124     218,134       77,027     415,231      5,507,028      1,350,168      825,333
Diversified Investors Funds
  Group -- Equity Income Fund.........   332,658     401,409       26,769     707,298      8,569,440        516,093      107,395
Diversified Investors Funds
  Group -- Equity Value Fund..........   400,037     659,388       27,682   1,031,743      7,949,777        361,137       31,403
Diversified Investors Funds
  Group -- Growth and Income Fund.....   296,572     264,527       85,534     475,565      6,640,725      1,553,452      817,086
Diversified Investors Funds
  Group -- High Quality Bond Fund.....   233,860     311,402        6,565     538,697      3,558,821         75,080          427
Diversified Investors Funds
  Group -- High Yield Bond Fund.......   398,596     585,308        4,952     978,952      6,565,545         57,677         (588)
Diversified Investors Funds
  Group -- Intermediate Government
  Bond Fund...........................   255,297     348,490        6,893     596,894      3,810,503         74,750          937
Diversified Investors Funds
  Group -- International Equity
  Fund................................   458,664     281,318      121,282     618,700      4,052,416      1,527,271      707,646
Diversified Investors Funds
  Group -- Money Market Fund..........   295,479    7,801,742   8,054,588      42,633     83,032,602     85,722,723      (49,705)
Diversified Investors Funds
  Group -- Special Equity Fund........   414,065     410,373       85,649     738,789      8,633,224      1,721,911      248,806
                                                                                        ------------   ------------   ----------
                                                                                        $159,099,126   $103,390,335   $3,427,301
                                                                                        ============   ============   ==========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

6. INVESTMENTS IN AFFILIATES (CONTINUED)

                                        BEGINNING    SHARES      SHARES      ENDING       PURCHASE         SALE       GAIN (LOSS)
                                         SHARES     PURCHASED     SOLD       SHARES         COST           COST        ON SALES
                                        ---------   ---------   ---------   ---------   ------------   ------------   -----------
LONG HORIZON STRATEGIC ALLOCATION FUND
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund.....    39,571      75,466       24,684      90,353   $  1,158,062   $    288,963   $  111,882
Diversified Investors Funds
  Group -- Equity Growth Fund.........    67,651     118,102        2,065     183,688      3,034,431         44,780        9,170
Diversified Investors Funds
  Group -- Equity Income Fund.........    84,571     223,976           --     308,547      4,972,803              2           (2)
Diversified Investors Funds
  Group -- Equity Value Fund..........    92,804     312,902           --     405,706      3,888,291             --           --
Diversified Investors Funds
  Group -- Growth and Income Fund.....    66,218     127,916        2,880     191,254      3,253,040         66,767        8,987
Diversified Investors Funds
  Group -- International Equity
  Fund................................   115,954     175,348       17,603     273,699      2,684,651        240,459       82,718
Diversified Investors Funds
  Group -- Money Market Fund..........    43,921    2,154,527   2,176,613      21,835     22,954,242     23,184,993      (13,644)
Diversified Investors Funds
  Group -- Special Equity Fund........    99,646     217,719        6,104     311,261      4,706,778        136,121         (652)
                                                                                        ------------   ------------   ----------
                                                                                        $ 46,652,298   $ 23,962,085   $  198,459
                                                                                        ============   ============   ==========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Diversified Investors Strategic Allocation Funds:

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Diversified Investors Strategic Allocation Funds (comprising, Short Horizon Strategic Allocation Fund ("Short Horizon"), Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Long Horizon Strategic Allocation Fund ("Long Horizon"), (collectively the "Funds") at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended except for Short Intermediate Horizon and Long Intermediate Horizon for which the periods were for the year ended December 31, 1999 and for the period from May 1, 1998 (commencement of operations) to December 31, 1998, and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                          PricewaterhouseCoopers LLP

New York, New York
February 22, 2000

                              FOURTH QUARTER 1999

                            ANNUAL ECONOMIC OVERVIEW

     The major catalysts to economic growth in 1999 were the consumer and technology sectors. Consumer confidence continued to rise, led by a strong labor market, solid income gains and the wealth effect caused by ascending stock prices. Consumer spending rose significantly in the fourth quarter at an annualized 7% rate. The spending was broad based, ranging from clothing to computers to housing. Retail sales for the quarter were up 2.7%, which was largely attributable to a strong holiday season. For the year, retail sales increased by 9.7%. After falling in 1998, sales of consumer non-durable goods (items lasting shorter than three years) posted an increase of 9.6%. Although the housing market is starting to feel the effects of higher interest rates, homes are still being sold at a healthy pace. The volume in technology related items increased by approximately 20% in 1999.

     The strong economy continues to create an abundance of new jobs. On average the economy added 223,000 new jobs a month. Income growth has obviously been a beneficiary of the labor market as personal income increased by approximately 4%. The unemployment rate remains at a 30 year low of 4.1%, down from the 4.3% level of 1998. With the four-week rolling initial unemployment claims steadily remaining below the 300,000 level, the labor market will most likely continue to be strong.

                               FINANCIAL MARKETS

     The strength of the U.S. economy created a bearish tone to the bond market and contributed to fears that the Federal Reserve Board will need to be more aggressive with monetary policy to contain inflation. As a result, Treasury yields rose between 43 to 78 basis points across the yield curve. Rising interest rates caused the Lehman Brothers Aggregate Index to post a loss of .12% for the quarter. For the year, the Index declined .82% as it suffered its worst year since 1994 and its second worst year since 1973. Interest rates climbed steadily throughout the year, with yields rising in ten of the twelve months (January and September were the exceptions). For the year, the U.S. yield curve rose between 139 to 180 basis points. The 1-year note rose by 144 basis points to 5.73%, the 5-year Treasury rose 180 basis points to 6.34% and the 30-year Treasury bond rose 139 basis points to 6.48%.

     After getting a brief rest in September, interest rates continued their upward climb after the October CPI report, which was up 1.1%, the highest reading in nine years. This caused the Federal Reserve to adopt a tightening bias. The bias set the stage for the Fed to raise the Fed Funds Rate an additional 25 basis points to 5.50%, due to the aggressive pace of the economy and left the door open for further rate hikes in the future. This marked the third rate increase by the Fed during the year, essentially eliminating the three rate reductions the Fed orchestrated in late 1998.

     However, much like 1998 and 1997, the market's advance was very narrow in breadth. For many stocks, the year 1999 was not very kind. In fact, the majority of stocks that are not large cap growth-oriented never really recovered from their steep declines in the spring to fall of 1998. The Value Line Composite Index (an unweighted index of 1700 stocks) declined 1.4% in 1999 and was off approximately 14% from its all-time high reached in April of 1998. Also, the equally weighted version of the S&P 500 Index posted a return of 12.7%. Interestingly, the most dramatic example of all these broadly based market statistics is that, 61% of all NYSE stocks, 52% of the S&P 500 stocks and 48% of NASDAQ stocks were down for the year. The best performing sector of the market for the year was technology, with a return of 64.7%.

                                OUTLOOK FOR 2000

     We believe that the economy will continue to expand, but not at its current pace. Our forecast is that the economy will grow by approximately 3.5%. Our estimate is based on the belief that if the economy continues to grow at its current pace, the Federal Reserve will do whatever it believes necessary to slow the economy to a more sustainable, i.e. non-inflationary rate of growth. The non-inflationary rate of growth to be achieved depends significantly upon continued strong productivity; the growth of the labor market and whether or not the Fed subscribes to the new or old growth/inflation paradigm. It appears that the inflation hawks had the upper hand in the last FOMC meeting. Therefore, we believe that the Fed will most likely raise rates by at least 25 basis points at its February meeting.

     We believe that inflation will remain under control in 2000. Our estimate for the year is in the 2.6% area. We do not believe that oil prices will continue to significantly rise from their current levels and as mentioned above, there do not appear to be any significant rumblings beneath the surface. However, the wild card could be what impacts the recovering economies overseas, particularly the emerging countries, have on commodity prices, which have been depressed over the past few years.

     Based on the above, we believe that long-term interest rates will trade in a range of 6.4 - 7.0%. Bonds may overreact positively or negatively to each economic report that is released. However, we do not believe that rates will fall below this range until it appears certain that the economy is growing at a more modest sustainable rate.

     After the stock market's strong rally in the fourth quarter combined with higher interest rates, we believe that the market is over-valued, particularly the large cap growth sector, which is vulnerable to rising interest rates and/or slowing profit growth. We also believe that the market is priced for perfection with a significant amount of good news already discounted in the price of stocks. Upside earnings surprises have also played a big part in the market's advance, particularly in technology stocks. This may not be as much of a factor in the next couple of quarters based on tougher comparisons in 2000. Remember that earnings were depressed in 1998, which set the stage for stronger comparisons in 1999. Technically, indicators such as advance decline ratio, new highs vs. new lows, the put to call ratio and optimistic sentiment readings look fairly weak, with a correction possible in late January. We believe that the stocks that are currently the strongest could take the biggest hit, with the bulk of remaining stocks, many of which have been through their own bear market, performing relatively better.

     Our general conclusion is that it is difficult to see significant upside in the market without some corrective process, a shift in leadership and broadening in breadth. The process could take the form of a flat consolidating market, which would under go rapid rotation, or one that has a 10 - 15% decline in prices.

                                  MONEY MARKET

     For the fourth quarter and for the year, money market securities, as measured by the Salomon Brothers 3-Month T-Bill Index, performed the best, posting returns of 1.24% for the quarter and 4.73% for the year. Throughout the year, the average maturity of the portfolio was adjusted selectively to capitalize on opportunities where the portfolio would be rewarded for duration extension.

                               HIGH QUALITY BOND

     The domestic economy enjoyed robust growth during the fourth quarter. The Federal Reserve Board increased the Fed Funds rate by 25 basis points to 5.50%, in an effort to reduce potential inflationary pressures. The strength of the domestic economy created a bearish tone in the bond market and contributed to fears that the Federal Reserve Board will need to be more aggressive with monetary policy to contain inflation. Interestingly, the lower quality credits
(BBB) outperformed higher quality credits (AAA) in the quarter.

     We were active in the domestic corporate and U.S. Government agency sectors. We swapped out of several money market eligible securities into longer term notes, thereby enhancing the yield of the portfolio and extending duration.

     While the Federal Reserve Board elected to leave short term interest rates unchanged in December, tight labor markets, higher energy costs, and persistent above trend growth will keep the Federal Reserve Board at a heightened state of alert.

                          INTERMEDIATE GOVERNMENT BOND

     The government bond market finished 1999 on the same notes that it followed for much of the year: higher interest rates, lower bond prices, and for the most part, disappointed investors. While rising interest rates earlier in the year could be explained as a reversal of the 1998 crisis flight-to-Treasuries, by late 1999 it was clear that the problem was an economy growing too quickly. A Federal Reserve monetary tightening in November, the third of the year, seemed to do little to cool off a hot stock market. US Government Agency securities outperformed Treasuries, as yield risk premiums contracted.

     Going into the new year, our investment view balances two realities: inflation adjusted bond yields are now at levels that are very attractive by most historical measures, yet the Fed has begun to make it clear that they will not stop raising rates until the juggernaut economy slows. Our strategy is to position the portfolio with a slightly long duration posture, to watch for early signs of a slowdown, and to carefully add exposure on market weakness.

                                   CORE BOND

     Interest rates rose significantly in the fourth quarter as the yield on 10-year Treasuries jumped 56 basis points to 6.44%. The Federal Reserve increased the Fed Funds rate 25 basis points to 5.50% and set the stage for future hikes in the year 2000. Non-treasury sectors performed well throughout the quarter as spreads tightened in response to strong investor demand for higher yielding securities.

     The fund benefited from a neutral duration position and an overweight to mortgages and agencies. The overweight to agencies enhanced returns as spreads continued to tighten from historically wide levels. Improving liquidity in agencies and a reduction in Treasury supply has helped to boost investor demand and support these spreads.

     We believe mortgage spreads may continue to tighten going forward and will look for opportunities to reduce the overweight position. Although interest rate and yield curve related strategies do play a role in portfolio strategy, we continue to emphasize sector-based strategies in the current environment.

                                HIGH YIELD BOND

     The hybrid nature of high yield bonds -- part bond, part stock -- was clearly illustrated by fourth quarter returns. Despite spiking interest rates, which drove the 10-year Treasury to a 2.4% loss for the period, high yield bonds remained in positive territory on the strength of the fourth quarter run-up in equity prices. The spread between high yield bond and treasuries tightened by 37 basis point during the period.

     Portfolio strategy remains focused on an overweighting in single B securities, which offer greater sensitivity to economic as opposed to interest rate activity. We increased our exposure to single B's during the quarter, from 49% of the portfolio at September 30th to nearly 61% by year-end.

     We believe market returns will consist largely of income this year, with the potential for several points of capital appreciation. While valuations are clearly cheap relative to the strength in the economy, it is likely that a heavy new issue calendar will constrain a significant upward move in prices, at least over the near term. Nevertheless, returns should prove attractive compared to other fixed income products.

                                    BALANCED

     Interest rates rose significantly in the fourth quarter as the yield on 10-year Treasuries jumped 56 basis points to 6.44%. The Federal Reserve increased the Fed Funds rate 25 basis points to 5.50% and set the stage for future hikes in the year 2000. Non-treasury sectors performed well throughout the quarter as spreads tightened in response to strong investor demand for higher yielding securities. The fund benefited from a neutral duration position and an overweight to mortgages and agencies; however, we believe mortgage spreads may continue to tighten going forward and will look for opportunities to reduce our overweight.

     The equity market was propelled higher by technology shares (particularly those associated with telecommunications and the Internet). The fund performed extremely well as the quantitative model that we use in this strategy favored technology shares such as Microsoft, Cisco Systems and QUALCOMM due to their strong business momentum.

     Going forward we are concerned by the extreme price appreciation in technology shares in the fourth quarter, the recent back up in interest rates, and to the extent that the bear market in bonds continues, we feel that these issues will have a difficult time maintaining their current valuations.

                                 EQUITY INCOME

     The U.S. economy continued to roll ahead in the fourth quarter with little evidence of slowdown. The stock market propelled by the "new economy" model of growth, low inflation, budget surpluses, technology driven rising productivity and increasing earnings continued to roar to new heights.

     During the fourth quarter, the stock market had a very narrow focus on new economy stocks -- technology and telecom equipment -- and almost complete disinterest in everything else. Value stocks such as those held in the Equity Income Fund were ignored and underperformed the market. As a result the technology and internet stocks are richly valued and at all time highs, while the energy, basic materials, capital goods and healthcare stocks, which are in the Equity Income Fund are much more reasonably valued. World economies are recovering, cyclical stocks should have good earnings recoveries, and many of these stocks have already experienced bear market type declines over the past year. Any shift in market focus away from the narrow leadership of the recent past should benefit this portfolio.

                                  EQUITY VALUE

     As has been true for most of the year, the stock market was dominated by large cap, momentum growth issues, primarily in Technology and Communications/Internet related areas. These high P/E stocks typically fall outside of the Large Cap Value valuation discipline. Not being involved in this area was the major cause of the Large Cap Value underperformance for the quarter and the year. Not surprisingly, two of the issues that contributed the most in the portfolio were in technology: Seagate Technology and Compaq Computer Corp.

     We do not believe that the domination of growth stocks can be sustained indefinitely. With interest rates and commodity prices on the rise, unemployment at all time lows, and foreign stocks outperforming U.S. equities for the first time since 1994, investors may be encouraged to look at other investment opportunities in the near future. When this occurs, we expect growth stocks to come under pressure and a rotation back to value to begin. At that time, we are confident that the Large Cap Value portfolio will be rewarded, as it was during the second quarter of 1999.

                                GROWTH & INCOME

     The fourth-quarter U.S. economy remained hot, as it had throughout 1999. The Growth & Income portfolio outperformed the S&P 500 Index for the fourth quarter as strong stock selection in the top-performing technology and consumer staples sectors aided returns.

     Telecommunications equipment stocks were particularly strong and their spectacular gains were responsible for much of the portfolio's outperformance in the technology sector. Additionally, electronic components stocks contributed significantly to performance. In the consumer staples sector, cable and broadcast television stocks were particularly strong, as were stocks in the entertainment industry.

     Although the U.S. economic growth may slow in 2000, it should remain relatively robust. We anticipate further Fed rate hikes, particularly if rising inflation causes the Fed to move to a tightening stance. We believe that high-quality growth companies should continue to benefit from persistent demand and visible earnings growth, particularly within the technology and consumer sectors.

                                 EQUITY GROWTH

     Most of the major stock market indices rebounded sharply following a difficult third quarter, as the U.S. economy continued to exhibit considerable momentum and corporate profitability remained strong. During the quarter, select global consumer growth companies began to perk up as foreign economies continued to exhibit signs of recovery while healthcare stocks labored under the weight of regulatory concerns.

     The combination of industry selection and stock selection in Electronics/New Technology had the largest positive impact on relative performance during the period. This was due in large part to our holdings of QUALCOMM and JDS Uniphase, up 272% and 183% respectively for the quarter.

     While it appears that fears of a Y2K meltdown were overblown, there may still be some minor dislocations to individual businesses. However, the impact will not likely be material to the Financial markets as a whole. The outlook for corporate profits is still positive which should help support share prices. The prospects for the U.S. economy and U.S. stocks remain relatively solid.

                                 SPECIAL EQUITY

     During the fourth quarter, investors chose to shrug off interest rate concerns and focus on strong economic growth. This was especially true in December as the outlook for corporate earnings, especially in technology, continued to improve. Additionally, the willingness to value Internet stocks solely on revenue growth prospects led to more aggressive valuations for the general market.

     The portfolio capitalized on the overall market preference for technology with strong stock selection. RSA Security Inc. and Cree Research Inc turned in the strongest performances. Top contributors operate in high growth areas such as network security and system management, specialty components, wireless broadband and Internet commerce. Cellular telephone (Rural Cellular Corp.), radio broadcasting (Emmis Communications, Salem Communications), and cable television (Jones Intercable) issues remained as positive contributors.

     We continue a diversified approach to our sector seeking attractive growth opportunities in and out of technology. Looking forward, we hope for a level playing field in terms of the valuation excesses evident in the technology/internet world.

                               AGGRESSIVE EQUITY

     Strong economic conditions were evident in a market that generously rewarded those companies with strong organic growth; overcoming continued increases in interest rates. This growth was most pronounced in technology stocks with exposure to communications systems and equipment.

     The fund's performance this quarter was driven by technology stocks such as Conexant Systems, Qlogic, and Optical Coating. The portfolio also benefited from the continued wireless evolution, through holdings in Voicestream Wireless and Western Wireless, along with QUALCOMM. These companies are all characterized by strong organic growth well above market expectations.

     We approach the new millennium with cautious optimism. Tremendous growth opportunities exist in the stocks that we own. The continued application of technology to all areas of the economy, and especially the expansion of the Internet, drives this growth. Relative valuations in these issues depend on a continued market focus on their outstanding prospects.

                              INTERNATIONAL EQUITY

     Growth in Europe continues to improve on the heels of strong growth elsewhere: in the U.S., where the economy shows no signs of slowing, in Latin America, where Mexico has been especially strong and in Brazil where the economy has been more resilient than expected. Asia has shown positive political changes in

Indonesia and important restructuring in the banking sector in Thailand and Korea. In Japan, good returns from equities have been well received.

     The exceptionally strong relative and absolute performance from the portfolios is virtually all due to stock selection. The largest gains were in the Capital Equipment sector: Murata Manufacturing returned over 133%, Rohm Co. was up 96%, and Advantest was up 82% in the fourth quarter of the year. Stock selection in Germany significantly added to performance: Mannesmann AG (4.2% of the portfolio) was up 51% and Deutsche Telekom was up 71%. Overall, the portfolio's holdings in Germany were up 43% in US$ terms versus the MSCI Germany Index which was up 26% for the fourth quarter of 1999.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

                                                                 INTERMEDIATE
                                      MONEY           HIGH        GOVERNMENT        CORE                          EQUITY
                                      MARKET      QUALITY BOND       BOND         BOND(1)        BALANCED         INCOME
                                   ------------   ------------   ------------   ------------   ------------   --------------
ASSETS:
Securities, at cost..............  $415,263,610   $197,799,112   $214,415,564   $876,549,268   $553,441,870   $1,097,423,676
                                   ============   ============   ============   ============   ============   ==============
Securities, at market............  $415,263,610   $193,938,786   $209,472,055   $867,437,642   $595,865,015   $1,451,870,274
Repurchase agreements, at
  value..........................        78,083      8,884,965         63,303      7,418,922     25,289,441               --
Cash.............................       291,597             --             --             --              3           80,040
Foreign currency holdings, at
  value (Cost $190,024)..........            --             --             --             --             --               --
Receivable for securities sold...            --          2,130             --             --      8,279,745               --
Unrealized appreciation on
  foreign currency forward
  contracts......................            --             --             --             --        109,351               --
Variation margin.................            --             --             --             --         62,050               --
Interest receivable..............     1,244,489      2,245,776      2,412,256      7,648,925      2,091,181            6,258
Dividends receivable.............            --             --             --             --        279,965        2,132,682
Receivable from securities
  lending........................            --         37,300         12,237         32,743         19,827            7,275
Reimbursement from advisor.......            --             --          2,000             --         27,558            1,087
                                   ------------   ------------   ------------   ------------   ------------   --------------
        Total assets.............   416,877,779    205,108,957    211,961,851    882,538,232    632,024,136    1,454,097,616
                                   ------------   ------------   ------------   ------------   ------------   --------------
LIABILITIES:
Due to custodian.................            --             --             --             --             --               --
Deposit for securities loaned....            --      5,100,000     37,078,875    178,096,125     39,899,150       38,823,800
Payable for securities
  purchased......................            --             --             --    188,541,706     66,108,248               --
Unrealized depreciation on
  foreign currency forward
  contracts......................            --             --             --             --         93,071               --
Investment advisory fees.........        95,324         74,369         54,270        150,871        201,349          538,990
Accrued expenses.................        13,628         28,491         24,321         28,086        138,415          100,596
                                   ------------   ------------   ------------   ------------   ------------   --------------
        Total liabilities........       108,952      5,202,860     37,157,466    366,816,788    106,440,233       39,463,386
                                   ------------   ------------   ------------   ------------   ------------   --------------
        NET ASSETS...............  $416,768,827   $199,906,097   $174,804,385   $515,721,444   $525,583,903   $1,414,634,230
                                   ============   ============   ============   ============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in capital..................  $416,768,827   $203,766,423   $179,747,894   $524,833,070   $482,963,856   $1,060,187,632
Net unrealized appreciation
  (depreciation) on securities
  and futures....................            --     (3,860,326)    (4,943,509)    (9,111,626)    42,608,981      354,446,598
Net unrealized appreciation
  (depreciation) on translation
  of assets and liabilities in
  foreign currencies.............            --             --             --             --         11,066               --
                                   ------------   ------------   ------------   ------------   ------------   --------------
        NET ASSETS...............  $416,768,827   $199,906,097   $174,804,385   $515,721,444   $525,583,903   $1,414,634,230
                                   ============   ============   ============   ============   ============   ==============

---------------
(1) Formerly Government/Corporate Bond

                       See notes to financial statements.

        EQUITY         GROWTH &          EQUITY          SPECIAL        AGGRESSIVE     HIGH YIELD    INTERNATIONAL
        VALUE           INCOME           GROWTH           EQUITY          EQUITY          BOND          EQUITY
     ------------   --------------   --------------   --------------   ------------   ------------   -------------
     $439,999,063   $1,009,793,960   $  922,144,435   $  967,074,126   $214,782,159   $126,172,168   $392,288,113
     ============   ==============   ==============   ==============   ============   ============   ============
     $396,218,956   $1,381,453,305   $1,331,312,058   $1,216,019,459   $301,999,761   $119,621,721   $629,157,826
       21,212,108       11,777,953       27,294,407       64,470,678             --      2,447,625     13,474,597
               --               --               --               --             --             --             --
               --               --               --               --             --             --        190,125
        2,403,623        4,895,172               --        8,425,470      8,115,674        475,444             --
               --               --               --               --             --             --             --
               --               --               --               --             --             --             --
            5,517           23,325           14,499           23,089          6,214      3,007,064         11,949
        1,046,553          484,819          462,484          443,076         23,052             --        365,569
            5,246           27,692           21,843           82,847         13,178             --         27,997
               --               --               --               --             --             --             --
     ------------   --------------   --------------   --------------   ------------   ------------   ------------
      420,892,003    1,398,662,266    1,359,105,291    1,289,464,619    310,157,879    125,551,854    643,228,063
     ------------   --------------   --------------   --------------   ------------   ------------   ------------
               --               --               --               --      9,263,283             --             --
       24,259,200      146,119,866       81,556,641      115,256,767     40,672,700             --     48,296,127
        2,300,061        9,663,859       10,002,725        2,259,614             --        473,569             --
               --               --               --               --             --             --      1,832,309
          194,557          618,500          656,480          780,615        210,439         61,423        359,980
           33,897           23,598           20,291          133,342         37,035         26,454         26,006
     ------------   --------------   --------------   --------------   ------------   ------------   ------------
       26,787,715      156,425,823       92,236,137      118,430,338     50,183,457        561,446     50,514,422
     ------------   --------------   --------------   --------------   ------------   ------------   ------------
     $394,104,288   $1,242,236,443   $1,266,869,154   $1,171,034,281   $259,974,422   $124,990,408   $592,713,641
     ============   ==============   ==============   ==============   ============   ============   ============
     $437,884,395   $  870,577,098   $  857,701,531   $  922,088,948   $172,756,820   $131,540,855   $357,676,654
      (43,780,107)     371,659,345      409,167,623      248,945,333     87,217,602     (6,550,447)   236,869,713
               --               --               --               --             --             --     (1,832,726)
     ------------   --------------   --------------   --------------   ------------   ------------   ------------
     $394,104,288   $1,242,236,443   $1,266,869,154   $1,171,034,281   $259,974,422   $124,990,408   $592,713,641
     ============   ==============   ==============   ==============   ============   ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                 INTERMEDIATE
                                       MONEY          HIGH        GOVERNMENT        CORE                        EQUITY
                                      MARKET      QUALITY BOND       BOND         BOND(1)       BALANCED        INCOME
                                    -----------   ------------   ------------   ------------   -----------   ------------
INVESTMENT INCOME:
  Interest income.................  $19,781,570   $13,993,976    $10,125,089    $ 35,544,333   $10,844,737   $  1,316,066
  Dividend income.................           --            --             --              --     4,318,612     30,888,821
  Less: withholding taxes.........           --            --             --              --       (26,191)       (17,687)
                                    -----------   -----------    -----------    ------------   -----------   ------------
         Total income.............   19,781,570    13,993,976     10,125,089      35,544,333    15,137,158     32,187,200
                                    -----------   -----------    -----------    ------------   -----------   ------------
EXPENSES:
  Investment advisory fees........      925,652       794,958        605,483       1,995,476     2,284,131      6,502,830
  Custody fees....................       67,896        51,219         39,726          91,523       150,849        180,852
  Professional fees...............       24,362        23,748         22,660          33,997        31,071         47,886
  Reports to shareholders.........          962           738            476           1,682         1,447          3,826
  Miscellaneous fees..............        2,764         2,651          2,593           2,981       161,810          3,228
                                    -----------   -----------    -----------    ------------   -----------   ------------
         Total expenses...........    1,021,636       873,314        670,938       2,125,659     2,629,308      6,738,622
  Expenses reimbursed by the
    advisor.......................           --            --           (490)             --       (92,527)            --
                                    -----------   -----------    -----------    ------------   -----------   ------------
         Net expenses.............    1,021,636       873,314        670,448       2,125,659     2,536,781      6,738,622
                                    -----------   -----------    -----------    ------------   -----------   ------------
Net investment income (loss)......   18,759,934    13,120,662      9,454,641      33,418,674    12,600,377     25,448,578
                                    -----------   -----------    -----------    ------------   -----------   ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES AND
  FOREIGN CURRENCIES:
  Net realized gains (losses) on
    securities and futures........      (81,098)      (77,003)       271,445     (16,710,925)   38,806,405    127,039,697
  Net realized gains (losses) on
    foreign currency
    transactions..................           --            --             --              --       534,648             --
  Net change in unrealized
    appreciation (depreciation) on
    securities and futures........           --    (5,712,669)    (6,973,210)    (22,172,181)    4,464,554    (38,715,500)
  Net change in unrealized
    appreciation (depreciation) on
    translation of assets and
    liabilities in foreign
    currencies....................           --            --             --              --        11,066             --
                                    -----------   -----------    -----------    ------------   -----------   ------------
Net realized and unrealized gains
  (losses) on securities and
  foreign currencies..............      (81,098)   (5,789,672)    (6,701,765)    (38,883,106)   43,816,673     88,324,197
                                    -----------   -----------    -----------    ------------   -----------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS......................  $18,678,836   $ 7,330,990    $ 2,752,876    $ (5,464,432)  $56,417,050   $113,772,775
                                    ===========   ===========    ===========    ============   ===========   ============

---------------
(1) Formerly Government/Corporate Bond

                       See notes to financial statements.

       EQUITY        GROWTH &        EQUITY        SPECIAL      AGGRESSIVE    HIGH YIELD    INTERNATIONAL
       VALUE          INCOME         GROWTH         EQUITY        EQUITY         BOND          EQUITY
    ------------   ------------   ------------   ------------   -----------   -----------   -------------
    $    598,323   $  1,107,550   $  1,592,527   $  4,458,799   $   420,906   $10,184,587   $  1,312,185
       8,981,593      5,754,154      5,602,704      4,846,575       353,109            --      6,120,134
              --             --        (13,096)       (15,515)           --            --       (589,899)
    ------------   ------------   ------------   ------------   -----------   -----------   ------------
       9,579,916      6,861,704      7,182,135      9,289,859       774,015    10,184,587      6,842,420
    ------------   ------------   ------------   ------------   -----------   -----------   ------------
       2,378,610      5,981,552      5,900,858      7,623,496     1,394,114       617,744      3,213,534
          86,621        151,123        133,895        237,804        35,046        44,037        430,572
          27,545         36,273         26,676         42,812        22,154        22,238         30,087
    1,146.......          1,737          1,591          2,184           155           282            832
           2,847          2,948          2,813        135,604         2,514         2,561          2,795
    ------------   ------------   ------------   ------------   -----------   -----------   ------------
       2,496,769      6,173,633      6,065,833      8,041,900     1,453,983       686,862      3,677,820
            (109)        (1,170)           (33)       (13,406)      (13,847)      (12,888)          (500)
    ------------   ------------   ------------   ------------   -----------   -----------   ------------
       2,496,660      6,172,463      6,065,800      8,028,494     1,440,136       673,974      3,677,320
    ------------   ------------   ------------   ------------   -----------   -----------   ------------
       7,083,256        689,241      1,116,335      1,261,365      (666,121)    9,510,613      3,165,100
    ------------   ------------   ------------   ------------   -----------   -----------   ------------
      18,628,659    140,686,075    112,928,394    167,967,618    26,650,206    (6,387,877)    26,587,874
              --             --             --             --            --            --     (1,679,242)
     (35,807,019)   152,827,628    214,814,984     70,038,822    65,836,552    (2,312,494)   206,238,143
              --             --             --             --            --            --       (518,396)
    ------------   ------------   ------------   ------------   -----------   -----------   ------------
     (17,178,360)   293,513,703    327,743,378    238,006,440    92,486,758    (8,700,371)   230,628,379
    ------------   ------------   ------------   ------------   -----------   -----------   ------------
    $(10,095,104)  $294,202,944   $328,859,713   $239,267,805   $91,820,637   $   810,242   $233,793,479
    ============   ============   ============   ============   ===========   ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                              INTERMEDIATE
                                                 MONEY            HIGH         GOVERNMENT        CORE
                                                MARKET        QUALITY BOND        BOND          BOND(1)        BALANCED
                                            ---------------   -------------   ------------   -------------   -------------
FROM OPERATIONS:
  Net investment income (loss)............  $    18,759,934   $  13,120,662   $  9,454,641   $  33,418,674   $  12,600,377
  Net realized gains (losses) on
    securities and futures................          (81,098)        (77,003)       271,445     (16,710,925)     38,806,405
  Net realized gains (losses) on foreign
    currency transactions.................               --              --             --              --         534,648
  Net change in unrealized appreciation
    (depreciation) on securities and
    futures...............................               --      (5,712,669)    (6,973,210)    (22,172,181)      4,464,554
  Net change in unrealized appreciation
    (depreciation) on translation of
    assets and liabilities in foreign
    currencies............................               --              --             --              --          11,066
                                            ---------------   -------------   ------------   -------------   -------------
  Net increase (decrease) in net assets
    resulting from operations.............       18,678,836       7,330,990      2,752,876      (5,464,432)     56,417,050
                                            ---------------   -------------   ------------   -------------   -------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital invested..........    2,447,353,613      97,896,479     95,259,001     279,258,506     164,980,620
  Value of capital withdrawn..............   (2,341,701,375)   (132,784,506)   (81,781,959)   (310,008,160)   (201,809,506)
                                            ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net assets
  resulting from capital transactions.....      105,652,238     (34,888,027)    13,477,042     (30,749,654)    (36,828,886)
                                            ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net assets.....      124,331,074     (27,557,037)    16,229,918     (36,214,086)     19,588,164
NET ASSETS:
  Beginning of year.......................      292,437,753     227,463,134    158,574,467     551,935,530     505,995,739
                                            ---------------   -------------   ------------   -------------   -------------
  End of year.............................  $   416,768,827   $ 199,906,097   $174,804,385   $ 515,721,444   $ 525,583,903
                                            ===============   =============   ============   =============   =============

---------------
(1) Formerly Government/Corporate Bond

                       See notes to financial statements.

        EQUITY          EQUITY          GROWTH &          EQUITY          SPECIAL        AGGRESSIVE      HIGH YIELD
        INCOME           VALUE           INCOME           GROWTH           EQUITY          EQUITY           BOND
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
    $   25,448,578   $   7,083,256   $      689,241   $    1,116,335   $    1,261,365   $    (666,121)  $   9,510,613
       127,039,697      18,628,659      140,686,075      112,928,394      167,967,618      26,650,206      (6,387,877)
                --              --               --               --               --              --              --
       (38,715,500)    (35,807,019)     152,827,628      214,814,984       70,038,822      65,836,552      (2,312,494)
                --              --               --               --               --              --              --
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
       113,772,775     (10,095,104)     294,202,944      328,859,713      239,267,805      91,820,637         810,242
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
       448,574,397     258,787,553      663,367,352      724,768,783      641,434,602     308,383,031     196,525,358
      (514,820,438)   (244,447,936)    (486,602,314)    (475,207,907)    (633,758,010)   (221,556,953)   (167,216,173)
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
       (66,246,041)     14,339,617      176,765,038      249,560,876        7,676,592      86,826,078      29,309,185
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
        47,526,734       4,244,513      470,967,982      578,420,589      246,944,397     178,646,715      30,119,427
     1,367,107,496     389,859,775      771,268,461      688,448,565      924,089,884      81,327,707      94,870,981
    --------------   -------------   --------------   --------------   --------------   -------------   -------------
    $1,414,634,230   $ 394,104,288   $1,242,236,443   $1,266,869,154   $1,171,034,281   $ 259,974,422   $ 124,990,408
    ==============   =============   ==============   ==============   ==============   =============   =============

     INTERNATIONAL
         EQUITY
     --------------
     $    3,165,100
         26,587,874
         (1,679,242)
        206,238,143
           (518,396)
     --------------
        233,793,479
     --------------
      1,014,210,775
       (975,508,786)
     --------------
         38,701,989
     --------------
        272,495,468
        320,218,173
     --------------
     $  592,713,641
     ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                INTERMEDIATE   GOVERNMENT/
                                                   MONEY            HIGH         GOVERNMENT     CORPORATE
                                                  MARKET        QUALITY BOND        BOND           BOND         BALANCED
                                              ---------------   -------------   ------------   ------------   ------------
FROM OPERATIONS:
  Net investment income (loss)..............  $    13,951,164   $  12,701,342   $  7,665,158   $ 27,460,446   $ 14,782,044
  Net realized gains (losses) on
    securities..............................           (8,027)        414,827        855,222      4,853,795     20,266,279
  Net realized gains on foreign currency
    transactions............................               --              --             --             --             --
  Net change in unrealized appreciation
    (depreciation) on securities............               --         727,026        952,909      2,272,504     18,099,702
  Net change in unrealized (depreciation) on
    translation of assets and liabilities in
    foreign currencies......................               --              --             --             --             --
                                              ---------------   -------------   ------------   ------------   ------------
  Net increase in net assets resulting from
    operations..............................       13,943,137      13,843,195      9,473,289     34,586,745     53,148,025
                                              ---------------   -------------   ------------   ------------   ------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital invested............    1,190,514,074     102,204,372     87,113,056    251,884,825    182,220,839
  Value of capital withdrawn................   (1,144,331,916)   (106,753,871)   (67,198,275)   (96,168,925)  (124,143,038)
                                              ---------------   -------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from capital transactions.......       46,182,158      (4,549,499)    19,914,781    155,715,900     58,077,801
                                              ---------------   -------------   ------------   ------------   ------------
Net increase in net assets..................       60,125,295       9,293,696     29,388,070    190,302,645    111,225,826
NET ASSETS:
  Beginning of year.........................      232,312,458     218,169,438    129,186,397    361,632,885    394,769,913
                                              ---------------   -------------   ------------   ------------   ------------
  End of year...............................  $   292,437,753   $ 227,463,134   $158,574,467   $551,935,530   $505,995,739
                                              ===============   =============   ============   ============   ============

                       See notes to financial statements.

        EQUITY          EQUITY         GROWTH &         EQUITY          SPECIAL       AGGRESSIVE     HIGH YIELD    INTERNATIONAL
        INCOME           VALUE          INCOME          GROWTH          EQUITY          EQUITY          BOND          EQUITY
    --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
    $   28,947,266   $   5,424,433   $   1,627,245   $   1,181,223   $   1,111,083   $   (149,096)  $  6,685,780   $   2,883,477
       110,650,921      44,679,908      19,534,576      61,370,721      17,684,596      1,181,993       (553,780)     10,177,768
                --              --              --              --              --             --             --         256,147
        19,217,218     (13,627,414)    150,077,114     115,672,317      31,347,149     19,387,276     (5,046,919)     16,727,273
                --              --              --              --              --             --             --      (2,957,713)
    --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
       158,815,405      36,476,927     171,238,935     178,224,261      50,142,828     20,420,173      1,085,081      27,086,952
    --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
       345,144,527     290,119,254     446,058,507     259,688,127     454,968,479     93,573,841     96,042,481     340,305,978
      (351,923,605)   (171,720,121)   (222,289,389)   (175,776,011)   (324,409,684)   (58,523,957)   (41,956,712)   (252,480,825)
    --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
        (6,779,078)    118,399,133     223,769,118      83,912,116     130,558,795     35,049,884     54,085,769      87,825,153
    --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
       152,036,327   154,876,060..     395,008,053     262,136,377     180,701,623     55,470,057     55,170,850     114,912,105
     1,215,071,169   234,983,715..     376,260,408     426,312,188     743,388,261     25,857,650     39,700,131     205,306,068
    --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
    $1,367,107,496   $389,859,775..  $ 771,268,461   $ 688,448,565   $ 924,089,884   $ 81,327,707   $ 94,870,981   $ 320,218,173
    ==============   =============   =============   =============   =============   ============   ============   =============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 86.54%
$14,000,000   American Express Company,
                5.70%, 04/06/00..............  $ 13,787,200
  3,296,000   American General Finance Corp.,
                5.78%, 02/23/00..............     3,267,953
  1,500,000   American Home Products Corp.,
                5.68%, 02/25/00..............     1,486,984
  4,500,000   Aristar, Inc., 6.05%,
                01/28/00.....................     4,479,581
  2,700,000   Aristar, Inc., 6.15%,
                01/31/00.....................     2,686,163
  4,800,000   Aristar, Inc., 6.10%,
                02/04/00.....................     4,772,346
  5,000,000   Bank of New York, 5.76%,
                02/24/00.....................     4,956,800
  8,000,000   Bank One Corp., 5.70%,
                01/31/00.....................     7,962,000
 18,300,000   Chevron Oil Finance Corp.,
                5.00%, 01/05/00..............    18,289,833
 18,000,000   Citicorp, 6.01%, 02/10/00......    17,879,800
  1,760,000   Coca Cola Enterprises, Inc.,
                5.85%, 01/13/00..............     1,756,568
  4,235,000   Coca Cola Enterprises, Inc.,
                5.45%, 02/22/00..............     4,201,661
  2,000,000   Conagra, Inc., 6.37%,
                01/05/00.....................     1,998,584
    615,000   Country Wide Home Loans, 5.25%,
                01/05/00.....................       614,641
  2,700,000   Deere & Company, 6.00%,
                02/08/00.....................     2,682,900
  1,000,000   Disney (Walt) Company, 5.53%,
                06/16/00.....................       974,347
  4,150,000   Dominion Resources, Inc.,
                6.80%, 01/25/00..............     4,131,187
  1,000,000   Enterprise Funding Corp.,
                5.88%, 01/25/00..............       996,080
  5,805,000   Enterprise Funding Corp.,
                5.95%, 01/28/00..............     5,781,014
  8,000,000   Finova Capital Corp., 6.05%,
                02/03/00.....................     7,955,633
 18,700,000   Ford Motor Credit Corp., 6.40%,
                01/19/00.....................    18,640,160
  6,500,000   GE Capital Corp., 6.02%,
                01/28/00.....................     6,470,652
    700,000   GE Capital Corp., 5.71%,
                03/14/00.....................       691,895
 10,000,000   General Electric Company,
                5.76%, 02/18/00..............     9,923,200
  9,000,000   General Motors Acceptance
                Corp., 5.90%, 02/08/00.......     8,943,950
  8,000,000   General Motors Acceptance
                Corp., 5.75%, 02/25/00.......     7,929,722
    315,000   General Motors Corp., 5.75%,
                02/11/00.....................       312,937
  1,200,000   General Motors Corp., 5.75%,
                02/15/00.....................     1,191,375

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$ 8,800,000   Golden Funding Corp., 7.00%,
                01/27/00.....................  $  8,755,511
  8,225,000   Golden Funding Corp., 5.87%,
                01/28/00.....................     8,188,789
  5,000,000   Heller Financial, 5.95%,
                02/15/00.....................     4,962,813
  2,200,000   Heller International Corp.,
                5.85%, 02/25/00..............     2,180,338
  9,800,000   Heller International Corp.,
                5.95%, 03/09/00..............     9,689,859
  7,700,000   Household International Corp.,
                6.05%, 01/21/00..............     7,674,120
  9,300,000   Household International Corp.,
                6.05%, 02/08/00..............     9,240,609
  4,500,000   International Bank for
                Reconstruction and
                Development, 5.73%,
                10/15/00.....................     4,293,667
  1,100,000   International Bank for
                Reconstruction and
                Development, 5.85%,
                10/15/00.....................     1,048,553
  1,530,000   Johnson Controls, Inc., 5.93%,
                01/27/00.....................     1,523,448
  6,000,000   Lehman Brothers Holdings,
                6.15%, 03/15/00..............     6,003,843
    900,000   MCI Worldcom, Inc., 6.55%,
                01/26/00.....................       895,906
  3,445,000   Merrill Lynch & Company, Inc.,
                5.86%, 01/31/00..............     3,428,177
  5,000,000   Merrill Lynch & Company, Inc.,
                5.94%, 02/28/00..............     4,952,150
  5,150,000   Montauk Funding Corp., 6.25%,
                01/14/00.....................     5,138,377
  6,200,000   Montauk Funding Corp., 5.65%,
                01/18/00.....................     6,183,458
  3,750,000   Nabisco, Inc., 5.25%,
                01/03/00.....................     3,748,906
  5,700,000   Paccar Financial Group, 5.03%,
                02/01/00.....................     5,675,312
  2,600,000   Paccar Financial Group, 5.90%,
                01/28/00.....................     2,588,495
 10,000,000   Quebec Province Canada, 5.79%,
                05/26/00.....................     9,765,183
  8,000,000   Quebec Province Canada, 5.85%,
                06/01/00.....................     7,802,400
 18,000,000   Sears Roebuck & Company, 6.00%,
                02/15/00.....................    17,865,000
 15,087,000   Texaco, Inc., 5.90%,
                01/13/00.....................    15,057,329
  7,000,000   Toronto Dominion Bank, 6.25%,
                01/10/00.....................     6,989,063
    300,000   Trident Capital Finance, Inc.,
                5.96%, 01/19/00..............       299,106

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$ 7,100,000   Trident Capital Finance, Inc.,
                6.55%, 01/19/00..............  $  7,076,748
    900,000   Trident Capital Finance, Inc.,
                5.95%, 02/11/00..............       893,901
 15,000,000   Union Bancal Corp., 5.25%,
                05/08/00.....................    15,000,000
 15,000,000   Wells Fargo Company, 5.87%,
                03/03/00.....................    14,848,358
  2,875,000   Windmill Funding Corp., 6.59%,
                01/10/00.....................     2,870,263
    400,000   Windmill Funding Corp., 5.84%,
                01/12/00.....................       399,286
    850,000   Windmill Funding Corp., 5.87%,
                01/12/00.....................       848,476
                                               ------------
              TOTAL COMMERCIAL PAPER
              (Cost $360,652,610)............   360,652,610
                                               ------------
              FEDERAL HOME LOAN BANK -- 3.12%
  8,000,000   5.00%, 02/10/00................     8,000,000
  5,000,000   5.14%, 03/17/00................     5,000,000
                                               ------------
              TOTAL FEDERAL HOME LOAN BANK
              (Cost $13,000,000).............    13,000,000
                                               ------------
              SHORT TERM CORPORATE NOTES -- 9.98%
  1,800,000   Banc One, Floating Rate, 6.40%,
                01/06/00+....................     1,800,000
  4,811,000   Capital One Funding Corp.,
                Floating Rate, 6.40%,
                01/06/00+....................     4,811,000
 10,000,000   Dow Chemical Company, Floating
                Rate, 5.5125%, 03/15/00+.....    10,000,000
  7,000,000   Goldman Sachs Group, Floating
                Rate, 5.40%, 02/25/00+.......     7,000,000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 9,000,000   Goldman Sachs Group, Floating
                Rate, 6.2575%, 02/15/00+.....  $  9,000,000
  9,000,000   Lehman Syndicated Loan Fund,
                Floating Rate, 6.6125%,
                03/15/00+....................     9,000,000
                                               ------------
              TOTAL SHORT-TERM CORPORATE
              NOTES (Cost $41,611,000).......    41,611,000
                                               ------------
              TOTAL SECURITIES (Cost
              $415,263,610)..................   415,263,610
                                               ------------
              REPURCHASE AGREEMENT -- 0.02%
     78,083   With Investors Bank & Trust,
                dated 12/31/99, 3.06%, due
                01/03/00, repurchase proceeds
                at maturity $78,102
                (Collateralized by Fannie
                Mae, 7.32%, due 08/01/27,
                with a value of $82,047)
                (Cost $78,083)...............        78,083
                                               ------------
              Total Investments -- 99.66%
              (Cost $415,341,693)............   415,341,693
              Other assets less
              liabilities -- 0.34%...........     1,427,134
                                               ------------
              NET ASSETS -- 100.00%..........  $416,768,827
                                               ============
The aggregate cost of securities for federal income tax
purposes at December 31, 1999, is $415,341,693.

---------------
+ This interest rate is subject to change weekly based on the greater of the 30 day or 90 day Federal composite rate. The rate shown was in effect as of December 31, 1999.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 90.66%
              AUTOMOBILES -- 2.48%
$ 5,000,000   DaimlerChrysler N.A. Holdings,
                6.59%, 06/18/02..............  $  4,952,355
                                               ------------
              BANKS -- 13.74%
  3,500,000   Bank of America Corp. 10.00%,
                02/01/03.....................     3,783,437
  8,000,000   First Omni Bank, Series 96-A,
                6.65%, 09/15/03..............     7,989,200
  3,750,000   First Union Corp., 8.00%,
                11/15/02.....................     3,826,511
  3,120,000   Midland Bank PLC, 8.625%,
                12/15/04.....................     3,238,691
  2,000,000   RBSG Capital Corp., 10.125%,
                03/01/04.....................     2,182,180
  1,810,338   Union Acceptance Corp., 6.40%,
                10/10/02.....................     1,807,586
  4,700,000   Union Acceptance Corp., 5.57%,
                09/08/03.....................     4,635,845
                                               ------------
              TOTAL BANKS....................    27,463,450
                                               ------------
              BROKERAGE -- 10.95%
  5,000,000   Bear Stearns & Company, 6.45%,
                08/01/02.....................     4,907,090
  1,500,000   Bear Stearns & Company, 6.125%,
                02/01/03.....................     1,447,559
  7,000,000   Lehman Brothers Holdings Inc.,
                6.00%, 02/26/01..............     6,912,941
  5,000,000   Merrill Lynch & Company, 5.75%,
                11/04/02.....................     4,844,760
  4,000,000   Morgan Stanley Dean Witter &
                Company, 5.625%, 01/20/04....     3,776,340
                                               ------------
              TOTAL BROKERAGE................    21,888,690
                                               ------------
              FINANCE -- 17.69%
  1,000,000   Abbey National First Capital,
                8.20%, 10/15/04..............     1,024,613
  2,000,000   Associates Corp. N.A., 6.15%,
                01/13/03.....................     1,952,962
  3,170,000   Associates Corp. N.A., 6.01%,
                02/07/03.....................     3,080,993
  4,400,000   Associates Corp. N.A., 7.80%,
                09/15/04.....................     4,510,475
    855,577   Copelco Capital Funding Corp.
                II, 6.34%, 07/20/04..........       854,713
  5,000,000   Florida Windstorm Underwriting,
                6.50%, 08/25/02..............     4,864,645
  2,000,000   Freddie Mac, 6.25%, 10/15/02...     1,979,330
  5,000,000   General Motors Acceptance
                Corp., 5.40%, 04/09/01.......     4,923,950
  5,000,000   International Lease Finance,
                5.45%, 02/08/02..............     4,862,290

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCE (CONTINUED)
$ 5,000,000   Norwest Financial, Inc.,
                6.375%, 7/16/02..............  $  4,907,775
    856,081   Textron Financial Corp., 6.05%,
                03/16/09.....................       853,170
  1,453,233   Travelers Mortgage, 12.00%,
                03/01/14.....................     1,555,337
                                               ------------
              TOTAL FINANCE..................    35,370,253
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 2.47%
  1,244,138   Banc One Auto Grantor Trust,
                6.27%, 11/20/03..............     1,241,090
  3,434,611   Banc One Auto Grantor Trust,
                6.29%, 07/20/04..............     3,416,339
    281,782   Western Finance Grantor Trust,
                5.875%, 03/01/02.............       281,447
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              BANKS..........................     4,938,876
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 10.05%
  3,900,000   Dayton Hudson Credit Card
                Master Trust, Series 97-1A,
                6.25%, 08/25/05..............     3,832,296
  4,000,000   Discover Card Master Trust I,
                Series 98-6A, 5.85%,
                01/17/06.....................     3,856,800
  6,000,000   Proffitt's Credit Card Master
                Trust, Series 98-2A, 6.00%,
                09/15/04.....................     5,926,020
  5,000,000   Sears Credit Account Master
                Trust, Series 96-1A, 6.20%,
                02/16/06.....................     4,966,950
  1,500,000   Sears Credit Account Master
                Trust, 7.00%, 07/16/08.......     1,505,145
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              CREDIT CARDS...................    20,087,211
                                               ------------
              PRIVATE ASSET BACKED: FINANCE -- 7.02%
  5,000,000   Caterpillar Financial Asset
                Trust, 6.20%, 04/25/04 (a)...     4,938,750
    726,272   Chase Manhattan Grantor Trust,
                6.61%, 09/15/02..............       727,260
  2,472,163   Navistar Financial Corp.,
                Series 98-A, Class A, 5.94%,
                11/15/04.....................     2,451,768
    412,359   Pemex Exp Grantor Trust, 7.66%,
                08/15/01.....................       416,903
  1,337,051   USAA Auto Loan Grantor Trust,
                6.00%, 05/15/04..............     1,330,847
  4,204,185   USAA Auto Loan Grantor Trust,
                6.10%, 02/15/06..............     4,171,340
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              FINANCE........................    14,036,868
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER -- 2.74%
$ 3,500,000   Midstate Trust, Series 2-A4,
                9.625%, 04/01/03.............  $  3,610,145
  1,871,316   New York City Tax Lien Trust,
                Series 98-1C, 6.12%,
                07/25/06.....................     1,864,766
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              OTHER..........................     5,474,911
                                               ------------
              PRIVATE ASSET BACKED: PHARMACEUTICALS --1.49%
  2,849,891   Upjohn Company, 9.79%,
                02/01/04.....................     2,973,377
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 14.78%
    858,702   Capital Equipment Receivable
                Trust, Series 96-1, 6.28%,
                06/15/00.....................       858,702
    570,987   Chevy Chase Auto Receivable
                Trust, 6.60%, 12/15/02.......       571,815
  6,729,000   Compass Auto Receivables Trust,
                Series 1998-A3, 5.90%,
                05/15/04.....................     6,688,087
  3,000,000   EAB Lease Receivables Trust,
                5.66%, 09/15/02..............     2,962,500
  5,000,000   First Sierra Receivables,
                5.73%, 07/15/04..............     4,833,850
  1,234,669   First Sierra Receivables II,
                6.85%, 02/10/03..............     1,235,397
    542,080   Heller Equipment Asset
                Receivables Trust, Series
                1997-1, Class A2, 6.39%,
                05/25/05.....................       538,974
  6,989,187   Newcourt Receivables Asset
                Trust, Series 1997-1, Class
                A4, 6.193%, 05/20/05.........     6,945,365
  5,000,000   Textron Financial Corp.
                Receivable Trust, Series
                1998-A, Class A2, 5.89%,
                01/15/05.....................     4,913,700
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              RECEIVABLES....................    29,548,390
                                               ------------
              PRIVATE ASSET BACKED: RETAIL -- 2.37%
  4,000,000   John Deere Capital Corp.,
                6.90%, 10/18/02..............     3,967,760
    774,496   Premier Auto Trust, 6.40%,
                10/06/01.....................       775,038
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              RETAIL.........................     4,742,798
                                               ------------
              PRIVATE ASSET BACKED:
              TRANSPORTATION -- 3.58%
  7,083,050   Railcar Trust, 7.75%,
                06/01/04.....................     7,151,047
                                               ------------
              REAL ESTATE -- 1.30%
  2,000,000   Camden Property Trust, 7.23%,
                10/30/00.....................     1,997,000
    367,229   Merrill Lynch Mortgage
                Investors, Inc., 10.35%,
                05/15/09.....................       374,761

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE (CONTINUED)
$   232,000   Merrill Lynch Mortgage
                Investors, Inc., 9.40%,
                09/15/09.....................  $    237,100
                                               ------------
              TOTAL REAL ESTATE..............     2,608,861
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $184,960,190)............   181,237,087
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 1.34%
              FANNIE MAE -- 0.04%
      2,891   PL# 6346, 6.75%, 02/01/03......         2,897
     74,873   PL# 137455, 7.00%, 04/01/04....        72,413
                                               ------------
              TOTAL FANNIE MAE...............        75,310
                                               ------------
              FREDDIE MAC -- 0.63%
    637,953   PL# 850082, 9.00%, 10/01/05....       649,827
     60,202   REMIC, Series MH-1, 10.15%,
                04/15/06.....................        60,575
    352,744   PL# D06777, 7.50%, 03/01/08....       356,534
    195,680   PL# 306816, 7.00%, 01/01/18....       195,501
                                               ------------
              TOTAL FREDDIE MAC..............     1,262,437
                                               ------------
              RESOLUTION TRUST CORP. -- 0.67%
  1,339,531   Resolution Trust Corp., 7.946%,
                08/25/21.....................     1,334,147
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost $2,700,525)...     2,671,894
                                               ------------
              FOREIGN GOVERNMENT OBLIGATION -- 2.47%
  5,000,000   Hydro Quebec, 6.36%, 01/15/02
                (Cost $5,038,397)............     4,929,805
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 1.59%
    251,216   Janus Money Market Fund(b).....       251,216
  2,927,478   Merrimac Cash Fund -- Premium
                Class(b).....................     2,927,478
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $3,178,694)....     3,178,694
                                               ------------
 PRINCIPAL
 ---------
              CERTIFICATES OF DEPOSIT -- 0.27%
$    62,804   American Express Centurion
                Bank, 6.15%, 01/26/00(b).....        62,804
    141,309   Den Danske Bank, 6.39%,
                01/20/00(b)..................       141,309
    141,309   Den Danske Bank, 6.41%,
                01/27/00(b)..................       141,309
     62,804   Royal Bank Of Scotland, 6.15%,
                01/20/00(b)..................        62,804

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CERTIFICATES OF DEPOSIT (CONTINUED)
$   141,309   Royal Bank Of Scotland, 6.31%,
                01/27/00(b)..................  $    141,309
                                               ------------
              TOTAL CERTIFICATES OF DEPOSITS
              (Cost $549,535)................       549,535
                                               ------------
              TIME DEPOSITS -- 0.19%
    371,771   BankBoston, N.A., 4.68%,
                01/03/00(b) (Cost
                $371,771)....................       371,771
                                               ------------
              SHORT TERM CORPORATE NOTES -- 0.50%
  1,000,000   Prudential Securities, Inc.,
                4.85%(++), 03/10/00(b) (Cost
                $1,000,000)..................     1,000,000
                                               ------------
              TOTAL SECURITIES (Cost
              $197,799,112)..................   193,938,786
                                               ------------
              REPURCHASE AGREEMENT -- 4.44%
  8,884,965   With Morgan Stanley Dean Witter
                & Company, dated 12/31/99,
                2.03%, due 01/03/00,
                repurchase proceeds at
                maturity $8,886,468
                (Collateralized by U.S.
                Treasury Notes, 7.25% due
                05/15/04, with a value of
                $9,072,454) (Cost
                $8,884,965)..................     8,884,965
                                               ------------
              Total Investments -- 101.46%
              (Cost $206,684,077)............   202,823,751
              Liabilities less other
              assets -- (1.46%)..............    (2,917,654)
                                               ------------
              NET ASSETS -- 100.00%..........  $199,906,097
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 1999 is $206,684,077.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $    133,508
    Gross unrealized depreciation.........    (3,993,834)
                                            ------------
    Net unrealized depreciation...........  $ (3,860,326)
                                            ============

---------------

(a)   All or part of this security is on loan.
(b)   Collateral for securities on loan.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate
      ("LIBOR"). The rate shown was in effect at December
      31, 1999.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY NOTES -- 29.27%
$ 2,500,000   8.875%, 05/15/00(a)............  $  2,532,813
 31,000,000   6.25%, 01/31/02(a).............    31,000,000
  5,000,000   5.625%, 12/31/02...............     4,904,690
 11,000,000   6.50%, 10/15/06................    10,969,068
  2,000,000   4.75%, 11/15/08(a).............     1,764,376
                                               ------------
              TOTAL US TREASURY NOTES
              (Cost $52,945,531).............    51,170,947
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 64.24%
              FANNIE MAE -- 7.82%
  2,000,000   CMO, Series 94-75, 7.00%,
                01/25/03.....................     1,986,740
  2,000,000   5.75%, 04/15/03................     1,941,808
  3,000,000   5.125%, 02/13/04...............     2,814,837
  2,000,000   5.875%, 04/23/04...............     1,921,000
  5,000,000   Series 96-M7, Class B, 6.8654%,
                06/17/11.....................     4,999,250
                                               ------------
              TOTAL FANNIE MAE...............    13,663,635
                                               ------------
              FEDERAL HOME LOAN BANK -- 7.88%
  5,000,000   7.39%, 08/22/01................     5,063,235
  4,000,000   4.875%, 01/22/02...............     3,869,968
  3,000,000   5.125%, 02/26/02...............     2,912,508
  2,000,000   5.50%, 01/21/03................     1,934,710
                                               ------------
              TOTAL FEDERAL HOME LOAN BANK...    13,780,421
                                               ------------
              FREDDIE MAC -- 13.03%
  7,000,000   6.00%, 07/20/01................     6,936,496
  7,000,000   6.30%, 06/01/04(a).............     6,786,017
  3,000,000   CMO, Series 1574, 6.50%,
                02/15/21.....................     2,947,080
  5,300,000   CMO, Series 1500, 7.00%,
                06/15/22.....................     5,073,743
    462,741   CMO, Series 31, Floating Rate,
                6.90%(++), 08/25/23..........       462,721
    574,131   CMO, Series 1710, Floating
                Rate, 7.00%(++), 02/15/24....       574,499
                                               ------------
              TOTAL FREDDIE MAC..............    22,780,556
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 16.01%
      3,134   PL# 209631, 7.50%, 04/15/02....         3,172
     13,569   PL# 328000, 7.50%, 06/15/07....        13,787
      6,415   PL# 328084, 7.50%, 07/15/07....         6,518
     10,021   PL# 335542, 7.50%, 08/15/07....        10,182
     85,322   PL# 335995, 7.50%, 08/15/07....        86,692
     29,131   PL# 322072, 7.50%, 08/15/07....        29,599

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES
              (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (CONTINUED)
$   118,801   PL# 323189, 7.50%, 08/15/07....  $    120,709
    149,786   PL# 328188, 7.50%, 08/15/07....       152,192
    209,121   PL# 328192, 7.50%, 08/15/07....       212,480
     53,164   PL# 328200, 7.50%, 08/15/07....        54,018
    253,750   PL# 329060, 7.50%, 08/15/07....       257,826
    222,471   PL# 332267, 7.50%, 08/15/07....       226,044
     51,700   PL# 333320, 7.50%, 09/15/07....        52,531
    141,722   PL# 333709, 7.50%, 09/15/07....       143,998
    257,281   PL# 297619, 7.50%, 09/15/07....       261,413
    203,026   PL# 332704, 7.50%, 09/15/07....       206,287
    154,598   PL# 369749, 6.50%, 09/15/08....       149,960
    210,671   PL# 345975, 6.50%, 10/15/08....       204,351
    503,069   PL# 374726, 6.50%, 10/15/08....       487,977
    164,179   PL# 345973, 6.50%, 11/15/08....       159,254
     97,944   PL# 363874, 6.50%, 11/15/08....        95,006
    337,897   PL# 370448, 6.50%, 11/15/08....       327,760
    404,590   PL# 371094, 6.50%, 11/15/08....       392,453
    240,818   PL# 366531, 6.50%, 11/15/08....       233,594
  3,628,264   PL# 2483, 7.00%, 09/20/27......     3,496,028
 12,654,494   PL# 2631, 7.00%, 08/20/28......    12,193,288
  8,724,799   PL# 2645, 7.00%, 09/20/28......     8,406,815
                                               ------------
              TOTAL GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION...........    27,983,934
                                               ------------
              US TREASURY INFLATION INDEX -- 5.67%
 10,000,000   3.625%, 01/15/08...............     9,916,192
                                               ------------
              HOUSING AND URBAN DEVELOPMENT -- 2.83%
  5,000,000   6.23%, 08/01/02................     4,952,715
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 2.91%
  2,500,000   6.375%, 06/15/05...............     2,409,170
  3,000,000   5.375%, 11/13/08...............     2,673,531
                                               ------------
              TOTAL TENNESSEE VALLEY
                AUTHORITY....................     5,082,701
                                               ------------
              US GOVERNMENT GUARANTEED BOND -- 8.09%
  4,495,210   6.12%, 04/01/08................     4,312,030
 10,000,000   7.05%, 11/15/13................     9,836,200
                                               ------------
              TOTAL US GOVERNMENT GUARANTEED
              BOND...........................    14,148,230
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $115,477,309)..................   112,308,384
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES --
              5.10%
              FANNIE MAE -- 1.49%
$ 2,600,000   3.50%, 01/05/00................  $  2,598,989
                                               ------------
              FEDERAL HOME LOAN BANK -- 3.61%
  6,400,000   5.77%, 03/24/00................     6,314,860
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
              AGENCY SECURITIES (Cost
              $8,913,849)....................     8,913,849
                                               ------------
              CERTIFICATES OF DEPOSIT --2.29%
    456,608   American Express Centurion
                Bank, 6.15%, 01/26/00(b).....       456,608
  1,027,367   Den Danske Bank, 6.39%,
                01/20/00(b)..................     1,027,367
  1,027,367   Den Danske Bank, 6.41%,
                01/27/00(b)..................     1,027,367
    456,608   Royal Bank of Scotland, 6.15%,
                01/20/00(b)..................       456,608
  1,027,367   Royal Bank of Scotland, 6.31%,
                01/27/00(b)..................     1,027,367
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $3,995,317)..............     3,995,317
                                               ------------
              SHORT TERM CORPORATE NOTES -- 12.59%
  5,000,000   Goldman Sachs & Company,
                Floating Rate, 6.44625%(++),
                02/04/00(b)..................     5,000,000
  5,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 4.605%(++),
                07/07/00(b)..................     5,000,000
  2,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.60%(++), 01/11/00(b).......     2,000,000
 10,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.85%(++),
                03/10/00(b)..................    10,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES
              (Cost $22,000,000).............    22,000,000
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 0.57%
    826,431   Janus Money Market Fund(b).....       826,431
    166,076   Merrimac Cash Fund -- Premium
                Class(b).....................       166,076
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $992,507)......       992,507
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSIT -- 5.77 %
$10,091,051   BankBoston N.A., 4.68%,
                01/03/00(b) (Cost
                $10,091,051).................  $ 10,091,051
                                               ------------
              TOTAL SECURITIES
              (Cost $214,415,564)............   209,472,055
                                               ------------
              REPURCHASE AGREEMENT -- 0.04%
     63,303   With Investors Bank & Trust,
                dated 12/31/99, 3.06%, due
                01/03/00, repurchase proceeds
                at maturity $63,319
                (Collateralized by Government
                National Mortgage
                Association, 6.75%, due
                07/20/25, with a value of
                $66,663) (Cost $63,303)......        63,303
                                               ------------
              Total Investments -- 119.87%
              (Cost $214,478,867)............   209,535,358
              Liabilities less other
              assets -- (19.87%).............   (34,730,973)
                                               ------------
              NET ASSETS -- 100.00%..........  $174,804,385
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 1999 is $214,478,867.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $     92,888
    Gross unrealized depreciation.........    (5,036,397)
                                            ------------
    Net unrealized depreciation...........  $ (4,943,509)
                                            ============

---------------

(a)   All or part of this security is on loan.
(b)   Collateral for securities on loan.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate
      ("LIBOR"). The rate shown was in effect at December
      31, 1999.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US TREASURY SECURITIES -- 39.70%
              US TREASURY NOTES -- 35.90%
$95,000,000   6.25%, 08/31/00(a)............  $  95,207,860
 30,000,000   5.50%, 12/31/00(a)............     29,821,890
 40,000,000   6.125%, 12/31/01(a)...........     39,912,520
 11,000,000   5.75%, 08/15/03(a)............     10,769,693
 10,000,000   5.625%, 05/15/08..............      9,406,250
                                              -------------
              TOTAL US TREASURY NOTES.......    185,118,213
                                              -------------
              US TREASURY STRIPS -- 0.23%
  4,900,000   0.00%, 08/15/20...............      1,214,901
                                              -------------
              US TREASURY BOND -- 3.57%
 19,300,000   6.125%, 08/15/29..............     18,401,353
                                              -------------
              TOTAL US TREASURY SECURITIES
              (Cost $206,157,705)...........    204,734,467
                                              -------------
              US GOVERNMENT AGENCY SECURITIES -- 53.53%
              FEDERAL HOME LOAN BANK -- 2.06%
 11,000,000   4.875%, 01/22/02..............     10,642,412
                                              -------------
              FANNIE MAE -- 18.52%
 25,000,000   6.00%, 01/01/15...............     23,726,563
 25,000,000   6.00%, 01/01/30...............     22,871,094
 25,000,000   7.00%, 01/01/30...............     24,175,781
 25,000,000   7.50%, 01/01/30...............     24,730,469
                                              -------------
              TOTAL FANNIE MAE..............     95,503,907
                                              -------------
              FREDDIE MAC -- 12.84%
 14,000,000   6.30%, 06/01/04(a)............     13,572,034
  1,452,815   Series 1377, Floating Rate,
                7.00%, 09/15/07(++).........      1,464,147
 29,810,000   6.625%, 09/15/09..............     28,878,527
  4,000,000   Series 1666, Class E, 6.00%,
                12/15/19....................      3,919,120
  1,388,223   Series 31, Floating Rate,
                6.90%, 08/25/23(++).........      1,388,162
 18,000,000   6.75%, 09/15/29...............     17,011,800
                                              -------------
              TOTAL FREDDIE MAC.............     66,233,790
                                              -------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION --
              19.59%
 26,405,710   PL# 2631, 7.00%, 08/20/28.....     25,443,328
  3,489,920   PL# 2645, 7.00%, 09/20/28.....      3,362,726
 50,000,000   6.50%, 01/15/30...............     46,945,313
 25,000,000   8.00%, 01/15/30...............     25,253,906
                                              -------------
              TOTAL GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION..........    101,005,273
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              TENNESSEE VALLEY AUTHORITY -- 0.52%
$ 3,000,000   5.375%, 11/13/08..............  $   2,673,531
                                              -------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $281,092,517).................    276,058,913
                                              -------------
              CORPORATE BONDS & NOTES -- 28.55%
              AEROSPACE -- 1.84%
  1,000,000   AMR Corp., 9.82%, 10/25/11....      1,128,670
  8,000,000   AMR Corp., 9.00%, 08/01/12....      8,365,608
                                              -------------
              TOTAL AEROSPACE...............      9,494,278
                                              -------------
              BANKS -- 5.20%
 10,000,000   Bank of America Corp., 6.625%,
                06/15/04....................      9,772,270
  7,000,000   Inter-American Development
                Bank, 8.875%, 08/22/01......      7,240,758
 10,000,000   Wells Fargo Company, 6.625%,
                07/15/04....................      9,780,850
                                              -------------
              TOTAL BANKS...................     26,793,878
                                              -------------
              COMPUTER SOFTWARE AND SERVICES -- 1.74%
  9,000,000   Sun Microsystems, Inc., 7.35%,
                08/15/04....................      8,964,981
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.53%
  9,000,000   International Business
                Machines Corp., 5.375%,
                02/01/09....................      7,898,580
                                              -------------
              ELECTRIC -- INTEGRATED -- 1.91%
  5,000,000   Edison Mission Energy -- 144A,
                7.73%, 06/15/09.............      4,961,270
  5,000,000   Texas Utilities Electric
                Company, 7.17%, 08/01/07....      4,880,365
                                              -------------
              TOTAL ELECTRIC --INTEGRATED...      9,841,635
                                              -------------
              FINANCE -- 7.24%
 10,000,000   Associates Corp. N.A., 6.25%,
                11/01/08....................      9,213,440
 10,000,000   General Motors Acceptance
                Corp., 6.625%, 10/15/05.....      9,621,720
 10,070,000   General Motors Acceptance
                Corp., 6.175%, 05/15/33.....      9,161,283
 10,000,000   Goldman Sachs & Company,
                6.65%, 05/15/09.............      9,315,900
                                              -------------
              TOTAL FINANCE.................     37,312,343
                                              -------------
              FOOD AND BEVERAGE -- 0.95%
  5,000,000   Diageo Capital PLC, 6.625%,
                06/24/04....................      4,892,680
                                              -------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS & NOTES (CONTINUED)
              MEDIA -- 1.96%
$10,000,000   Time Warner, Inc., 7.75%,
                06/15/05....................  $  10,133,280
                                              -------------
              SPECIAL PURPOSE ENTITY -- 1.65%
  8,500,000   US West Capital Funding --
                144A, Floating Rate, 6.57%,
                06/15/00(++)................      8,497,136
                                              -------------
              TELECOMMUNICATIONS -- 1.92%
 10,000,000   AT&T Corp., 6.50%, 09/15/02...      9,912,500
                                              -------------
              TOBACCO -- 0.72%
  4,000,000   Universal Corp., 6.50%,
                02/15/06....................      3,731,516
                                              -------------
              TRANSPORTATION -- 1.89%
 10,000,000   Norfolk Southern Corp., 7.70%,
                05/15/17....................      9,763,730
                                              -------------
              TOTAL CORPORATE BONDS & NOTES
              (Cost $149,836,220)...........    147,236,537
                                              -------------
              FOREIGN GOVERNMENT OBLIGATION -- 0.98%
  5,000,000   Province of Ontario, 7.375%,
                01/27/03 (Cost
                $5,108,100).................      5,053,000
                                              -------------
              SHORT TERM US GOVERNMENT AGENCY
              SECURITIES -- 10.91%
              FANNIE MAE -- 5.73%
 30,000,000   5.54%, 02/08/00...............     29,552,183
                                              -------------
              FREDDIE MAC -- 5.18%
  6,000,000   5.54%, 01/13/00...............      5,908,590
 11,000,000   5.60%, 02/15/00...............     10,883,644
 10,000,000   5.42%, 02/25/00...............      9,914,183
                                              -------------
              TOTAL FREDDIE MAC.............     26,706,417
                                              -------------
              TOTAL SHORT TERM US GOVERNMENT
              AGENCY SECURITIES (Cost
              $56,258,601)..................     56,258,600
                                              -------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 7.32%
 11,772,657   Janus Money Market Fund(b)....     11,772,657
 25,993,451   Merrimac Cash Fund -- Premium
                Class(b)....................     25,993,451
                                              -------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $37,766,108)..................     37,766,108
                                              -------------
 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CERTIFICATES OF DEPOSIT -- 14.37%
$   503,414   American Express Centurion
                Bank, 6.15%, 01/26/00(b)....  $     503,414
 38,876,479   Bank of Nova Scotia, 6.05%,
                01/26/00(b).................     38,876,479
  1,132,684   Den Danske Bank, 6.39%,
                01/20/00(b).................      1,132,684
  1,132,684   Den Danske Bank, 6.41%,
                01/27/00(b).................      1,132,684
    503,414   Royal Bank of Scotland, 6.15%,
                01/20/00(b).................        503,414
  1,132,684   Royal Bank of Scotland, 6.31%,
                01/27/00(b).................      1,132,684
 30,835,992   Toronto Dominion Bank, 6.40%,
                02/24/00(b).................     30,835,992
                                              -------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $74,117,351)............     74,117,351
                                              -------------
              TIME DEPOSIT -- 0.33%
  1,712,666   BankBoston N.A., 4.68%,
                01/03/00(b) (Cost
                $1,712,666).................      1,712,666
                                              -------------
              SHORT TERM CORPORATE NOTES -- 12.51%
 25,000,000   Bear Stearns & Company,
                Floating Rate, 4.75%(++),
                06/26/00(b).................     25,000,000
 15,000,000   Goldman Sachs & Company,
                Floating Rate, 4.75%(++),
                01/03/00(b).................     15,000,000
  7,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 4.605%(++),
                07/07/00(b).................      7,000,000
 17,500,000   Prudential Securities, Inc.,
                Floating Rate, 4.85%(++),
                03/10/00(b).................     17,500,000
                                              -------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $64,500,000)......     64,500,000
                                              -------------
              TOTAL SECURITIES (Cost
              $876,549,268).................    867,437,642
                                              -------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              REPURCHASE AGREEMENT -- 1.44%
$ 7,418,922   With Investors Bank & Trust
                dated 12/31/99, 3.06%, due
                01/03/00, repurchase
                proceeds at maturity
                $7,420,814 (Collateralized
                by Freddie Mac, 7.25%,
                04/25/24, with a value of
                $5,091,116, and Fannie Mae
                Adjustable Rate Mortgage,
                7.238%, 08/01/27, with a
                value of $2,699,532) (Cost
                $7,418,922).................  $   7,418,922
                                              -------------
              Total Investments -- 169.64%
              (Cost $883,968,190)...........    874,856,564
              Liabilities less other
              assets -- (69.64)%............   (359,135,120)
                                              -------------
              NET ASSETS -- 100.00%.........  $ 515,721,444
                                              =============


The aggregate cost of securities for federal income tax
purposes at December 31, 1999, is $884,547,998.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation.........  $     149,692
    Gross unrealized depreciation.........     (9,841,126)
                                            -------------
    Net unrealized depreciation...........  $  (9,691,434)
                                            =============

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 1999.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 61.18%
              ADVERTISING -- 0.18%
      7,600   Interpublic Group of Companies,
                Inc. ........................  $    438,425
      4,800   Omnicom Group, Inc. ...........       480,000
                                               ------------
              TOTAL ADVERTISING..............       918,425
                                               ------------
              AEROSPACE -- 0.62%
     41,000   Boeing Company.................     1,704,063
      4,600   General Dynamics Corp. ........       242,650
      1,700   Goodrich (B.F.) Company........        46,750
      2,000   Northrop Grumman Corp. ........       108,125
      2,700   Raytheon Company -- Class B....        71,719
     17,000   United Technologies Corp. .....     1,105,000
                                               ------------
              TOTAL AEROSPACE................     3,278,307
                                               ------------
              AGRICULTURE EQUIPMENT -- 0.05%
      6,600   Deere & Company................       286,275
                                               ------------
              AIRLINES -- 0.04%
     13,600   Southwest Airlines Company.....       220,150
                                               ------------
              APPAREL -- 0.07%
      1,500   Liz Claiborne, Inc. ...........        56,437
      1,000   Russell Corp. .................        16,750
        300   Springs Industries, Inc. ......        11,981
      8,300   TJX Companies, Inc. ...........       169,631
      2,900   V. F. Corp.....................        87,000
                                               ------------
              TOTAL APPAREL..................       341,799
                                               ------------
              AUTOMOBILES: CARS -- 0.54%
     29,900   Ford Motor Company.............     1,597,781
     17,200   General Motors Corp. ..........     1,250,225
                                               ------------
              TOTAL AUTOMOBILES: CARS........     2,848,006
                                               ------------
              AUTOMOBILES: TRUCKS -- 0.06%
        200   NACCO Industries,
                Inc. -- Class A..............        11,112
      3,500   Navistar International
                Corp.(c).....................       165,813
      3,300   PACCAR, Inc. ..................       146,231
                                               ------------
              TOTAL AUTOMOBILES: TRUCKS......       323,156
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.29%
      4,200   Autozone, Inc.(a)(c)...........       135,712
      1,000   Cummins Engine Company,
                Inc. ........................        48,313
      4,800   Dana Corp. ....................       143,700
     20,793   Delphi Automotive Systems
                Corp. .......................       327,490
      5,600   Genuine Parts Company..........       138,950
      2,600   Johnson Controls, Inc. ........       147,875

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              AUTOMOTIVE EQUIPMENT (CONTINUED)
      6,400   Teradyne, Inc.(c)..............  $    422,400
      2,900   TRW, Inc. .....................       150,619
                                               ------------
              TOTAL AUTOMOTIVE EQUIPMENT.....     1,515,059
                                               ------------
              BANKS -- 2.75%
      5,300   AmSouth Bancorporation.........       102,356
     46,000   Bank of America Corp. .........     2,308,625
     20,400   Bank of New York Company,
                Inc. ........................       816,000
     16,700   Bank One Corp. ................       535,444
      9,600   BB&T Corp. ....................       262,800
     22,200   Chase Manhattan Corp. .........     1,724,662
      4,800   Comerica, Inc. ................       224,100
      8,300   Fifth Third Bancorp............       609,013
     26,345   Firstar Corp. .................       556,538
     27,756   Fleet Boston Financial
                Corp. .......................       966,256
      4,800   Golden West Financial Corp. ...       160,800
      7,150   Huntington Bancshares, Inc. ...       170,706
      6,000   Keycorp........................       132,750
     14,600   Mellon Bank Corp. .............       497,312
      5,000   J.P. Morgan & Company..........       633,125
      6,000   Northern Trust Corp. ..........       318,000
      7,900   PNC Bank Corp. ................       351,550
      2,500   Regions Financial Corp. .......        62,812
      5,100   SouthTrust Corp. ..............       192,844
      4,300   State Street Corp. ............       314,169
      5,400   Summit Bancorp.................       165,375
      7,700   SunTrust Banks, Inc. ..........       529,856
      8,400   Synovus Financial Corp. .......       166,950
      1,700   Union Planters Corp. ..........        67,044
      5,400   Wachovia Corp. ................       367,200
     15,900   Washington Mutual, Inc. .......       413,400
     44,200   Wells Fargo Company............     1,787,337
                                               ------------
              TOTAL BANKS....................    14,437,024
                                               ------------
              BUILDING MATERIALS -- 1.27%
     79,950   Home Depot, Inc. ..............     5,481,572
     16,900   Lowe's Companies, Inc. ........     1,009,775
      6,000   Masco Corp. ...................       152,250
      2,100   Owens Corning..................        40,556
                                               ------------
              TOTAL BUILDING MATERIALS.......     6,684,153
                                               ------------
              CHEMICALS -- 0.76%
      6,700   Air Products and Chemicals,
                Inc. ........................       224,869
      5,800   Dow Chemicals Company..........       775,025
     28,100   du Pont (E. I.) de Nemours.....     1,851,087

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
      3,300   Engelhard Corp. ...............  $     62,287
      1,000   FMC Corp.(c)...................        57,313
      2,000   Grace (W.R.) & Company(c)......        27,750
      1,800   Great Lakes Chemical Corp. ....        68,738
      3,000   Hercules, Inc. ................        83,625
      3,000   International Flavors &
                Fragrances, Inc. ............       113,250
      4,600   Praxair, Inc. .................       231,438
      5,264   Rohm and Haas Company..........       214,179
      1,300   Sigma-Aldrich Corp. ...........        39,081
      3,500   Union Carbide Corp. ...........       233,625
                                               ------------
              TOTAL CHEMICALS................     3,982,267
                                               ------------
              COMMUNICATIONS EQUIPMENT -- 1.14%
      6,400   ADC Telecommunications,
                Inc.(c)......................       464,400
      3,200   Comverse Technology, Inc.(c)...       463,200
     28,800   QUALCOMM, Inc.(c)..............     5,072,400
                                               ------------
              TOTAL COMMUNICATIONS
              EQUIPMENT......................     6,000,000
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.88%
      4,600   Apple Computer, Inc.(a)(c).....       472,937
      2,600   Avery-Dennison Corp. ..........       189,475
      9,200   Gateway, Inc.(a)(c)............       662,975
     27,400   Hewlett-Packard Company........     3,121,888
      5,300   IKON Office Solutions, Inc. ...        36,106
     48,500   International Business Machines
                Corp. .......................     5,238,000
      3,700   Lexmark International Group,
                Inc.(c)......................       334,850
      4,200   Network Appliance, Inc.(c).....       348,862
      7,200   Pitney Bowes, Inc. ............       347,850
      6,100   Seagate Technology, Inc.(c)....       284,031
     52,000   Sun Microsystems, Inc.(c)......     4,026,750
      1,300   Tektronix, Inc. ...............        50,538
                                               ------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT......................    15,114,262
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 10.28%
      4,400   Adaptec, Inc.(c)...............       219,450
      3,800   Adobe Systems, Inc. ...........       255,550
    107,500   America Online, Inc.(c)........     8,109,531
     16,500   Automatic Data Processing,
                Inc. ........................       888,938
      6,000   BMC Software, Inc.(c)..........       479,625
    121,600   Cisco Systems, Inc.(c).........    13,026,400
      2,600   Citrix Systems, Inc.(c)........       319,800

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     14,200   Computer Associates
                International, Inc. .........  $    993,112
      4,300   Computer Sciences Corp.(c).....       406,888
      5,200   Compuware Corp.(c).............       193,700
     12,700   Electronic Data Systems
                Corp. .......................       850,106
     27,100   EMC Corp.(c)...................     2,960,675
     14,900   First Data Corp. ..............       734,756
      7,600   IMS Health, Inc. ..............       206,625
    138,900   Microsoft Corp.(c).............    16,216,575
      9,700   Novell, Inc.(c)................       387,394
     37,500   Oracle Corp.(c)................     4,202,344
      7,800   Parametric Technology
                Corp.(c).....................       211,087
        700   Shared Medical Systems
                Corp. .......................        35,656
      8,100   Unisys Corp.(c)................       258,694
      7,100   Yahoo!, Inc.(c)................     3,072,081
                                               ------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES.......................    54,028,987
                                               ------------
              CONSTRUCTION -- 0.05%
      2,200   Fluor Corp. ...................       100,925
      1,300   Kaufman & Broad Home Corp. ....        31,444
      2,000   Pulte Corp. ...................        45,000
      2,400   Vulcan Materials Company(a)....        95,850
                                               ------------
              TOTAL CONSTRUCTION.............       273,219
                                               ------------
              CONSUMER GOODS AND SERVICES -- 4.37%
        800   Alberto-Culver Company -- Class
                B............................        20,650
      7,000   Avon Products, Inc. ...........       231,000
      2,100   Brunswick Corp. ...............        46,725
     15,700   Colgate-Palmolive Company......     1,020,500
      8,300   Eastman Kodak Company..........       549,875
      4,000   Ecolab, Inc. ..................       156,500
      6,700   Fort James Corp. ..............       183,412
      4,000   Fortune Brands, Inc. ..........       132,250
     88,200   General Electric Company.......    13,648,950
     13,000   Gillette Company...............       535,437
      1,100   Jostens, Inc. .................        26,744
     15,200   Kimberly-Clark Corp. ..........       991,800
      5,900   Leggett & Platt, Inc. .........       126,481
      2,800   Maytag Corp. ..................       134,400
      1,200   National Service Industries,
                Inc. ........................        35,400
      8,200   Newell Rubbermaid, Inc. .......       237,800
      6,900   Nike, Inc. -- Class B..........       341,981

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
      3,600   Paychex, Inc. .................  $    144,000
     34,600   Procter & Gamble Company.......     3,790,862
      9,400   Ralston-Purina Corp. ..........       262,025
      2,500   Stanley Works..................        75,312
      5,400   Tosco Corp. ...................       146,812
      1,800   Tupperware Corp. ..............        30,488
         17   Unilever N.V. (ADR)............           925
      1,800   Whirlpool Corp. ...............       117,112
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.......................    22,987,441
                                               ------------
              ELECTRONICS -- 0.41%
     11,700   Emerson Electric Company.......       671,288
      4,400   Rockwell International
                Corp. .......................       210,650
     13,000   Solectron Corp.(c).............     1,236,625
      1,800   Thomas & Betts Corp. ..........        57,375
                                               ------------
              TOTAL ELECTRONICS..............     2,175,938
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.03%
      9,000   Waste Management, Inc. ........       154,688
                                               ------------
              FINANCIAL SERVICES -- 4.09%
     12,000   American Express Company.......     1,995,000
      7,100   American General Corp. ........       538,713
     19,500   Associates First Capital
                Corp. -- Class A.............       535,031
      3,780   Bear Stearns Companies,
                Inc. ........................       161,595
      8,800   Capital One Financial Corp. ...       424,050
    119,800   Citigroup, Inc. ...............     6,656,387
      2,600   Countrywide Credit Industries,
                Inc. ........................        65,650
      1,900   Deluxe Corp. ..................        52,131
      5,100   Dun & Bradstreet Corp. ........       150,450
     27,600   Fannie Mae.....................     1,723,275
      6,200   Franklin Resources, Inc. ......       198,788
     18,800   Freddie Mac....................       884,775
      3,000   H & R Block, Inc. .............       131,250
     13,950   Household International,
                Inc. ........................       519,638
      5,400   Lehman Brothers Holdings,
                Inc. ........................       457,313
      3,100   MBIA, Inc. ....................       163,719
     21,100   MBNA, Inc. ....................       574,975
      3,100   MGIC Investment Corp. .........       186,581
     10,400   Merrill Lynch & Company,
                Inc. ........................       868,400
     19,400   Morgan Stanley Dean Witter &
                Company......................     2,769,350
      5,200   Paine Webber Group, Inc. ......       201,825

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      5,000   Providian Financial Corp. .....  $    455,313
      5,100   SLM Holding Corp. .............       215,475
     37,300   Schwab (Charles) Corp. ........     1,431,387
      3,500   T. Rowe Price Assoc., Inc. ....       129,281
                                               ------------
              TOTAL FINANCIAL SERVICES.......    21,490,352
                                               ------------
              FOOD AND BEVERAGE -- 1.54%
     12,500   Anheuser-Busch Companies,
                Inc. ........................       885,938
      7,900   Bestfoods......................       415,244
      1,200   Brown-Forman Corp. --
                Class B......................        68,700
      5,200   Campbell Soup Company..........       201,175
     33,200   Coca-Cola Company..............     1,933,900
      7,100   ConAgra, Inc.(a)...............       160,194
      1,500   Coors (Adolph) -- Class B......        78,750
      8,600   General Mills, Inc. ...........       307,450
     10,400   Heinz (H.J.) Company...........       414,050
     11,600   Kellogg Company................       357,425
      3,700   Nabisco Group Holdings
                Corp. .......................        39,313
     38,300   Pepsico, Inc. .................     1,350,075
      3,100   Quaker Oats Company............       203,438
     23,400   Sara Lee Corp. ................       516,262
     12,200   Seagrams Company, Ltd. ........       548,238
      3,700   SUPERVALU, Inc. ...............        74,000
      8,900   Sysco Corp. ...................       352,106
      2,500   Wrigley (Wm.) Jr. Company......       207,344
                                               ------------
              TOTAL FOOD AND BEVERAGE........     8,113,602
                                               ------------
              INSURANCE -- 1.53%
      9,900   AFLAC, Inc. ...................       467,156
      9,500   Allstate Corp. ................       228,000
     41,650   American International Group,
                Inc. ........................     4,503,406
      7,400   Aon Corp.(a)...................       296,000
      6,600   Cigna Corp. ...................       531,712
      4,700   Cincinnati Financial Corp. ....       146,581
      5,800   Hartford Financial Services
                Group, Inc. .................       274,775
      3,300   Jefferson-Pilot Corp. .........       225,225
      2,900   Loews Corp. ...................       175,994
      7,000   Marsh & McLennan Companies,
                Inc. ........................       669,813
      1,000   Progressive Corp. .............        73,125
      2,700   St. Paul Companies, Inc. ......        90,956

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              INSURANCE (CONTINUED)
      4,200   Torchmark Corp. ...............  $    122,063
      7,000   UNUMProvident Corp. ...........       224,437
                                               ------------
              TOTAL INSURANCE................     8,029,243
                                               ------------
              LEISURE AND RECREATION -- 0.22%
     16,500   Carnival Corp. ................       788,906
      3,500   Harrah's Entertainment,
                Inc.(c)......................        92,531
      6,500   Marriott International, Inc. --
                Class A......................       205,156
      5,700   Mirage Resorts, Inc.(c)........        87,281
                                               ------------
              TOTAL LEISURE AND RECREATION...     1,173,874
                                               ------------
              MACHINERY AND OTHER PRODUCTS -- 0.12%
      5,900   Dover Corp. ...................       267,713
      2,400   Grainger (W.W.), Inc. .........       114,750
      4,400   Ingersoll -- Rand Company......       242,275
      1,100   Milacron, Inc. ................        16,913
                                               ------------
              TOTAL MACHINERY AND OTHER
              PRODUCTS.......................       641,651
                                               ------------
              MANUFACTURING -- 1.52%
      6,500   Alcan Aluminium Ltd.(a)........       267,719
      1,000   Ball Corp. ....................        39,375
      1,500   Bemis Company, Inc. ...........        52,312
        700   Briggs & Stratton Corp. .......        37,537
      6,600   Corning, Inc. .................       850,988
      2,100   Crane Co. .....................        41,737
      2,900   Crown Cork & Seal Company......        64,888
      3,100   Danaher Corp. .................       149,575
      1,900   Eaton Corp. ...................       137,987
      1,100   Fleetwood Enterprises, Inc. ...        22,688
     21,275   Honeywell, Inc. ...............     1,227,302
      2,300   ITT Industries, Inc. ..........        76,906
      7,800   Illinois Tool Works, Inc. .....       526,987
     10,600   Minnesota Mining and
                Manufacturing Company........     1,037,475
      4,700   Owens Illinois, Inc. ..........       117,794
      3,200   Parker-Hannifin Corp. .........       164,200
      4,600   PPG Industries, Inc. ..........       287,788
      2,600   Sealed Air Corp.(c)............       134,712
      4,000   Sherwin-Williams Company.......        84,000
      4,000   Textron, Inc. .................       306,750
      1,800   Timken Corp. ..................        36,787
     59,064   Tyco International Ltd. .......     2,296,113
                                               ------------
              TOTAL MANUFACTURING............     7,961,620
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              MEDIA -- 1.17%
     20,039   CBS Corp.(c)...................  $  1,281,244
      8,900   Clear Channel
                Communications(a)(c).........       794,325
     19,200   Comcast Corp. -- Special
                Class A......................       970,800
      2,200   Dow Jones & Company, Inc. .....       149,600
      7,500   Gannett Company, Inc. .........       611,719
      2,400   Knight-Ridder, Inc. ...........       142,800
     16,500   MediaOne Group, Inc.(c)........     1,267,406
      1,100   Meredith Corp. ................        45,856
     14,800   Viacom, Inc. -- Class B(c).....       894,475
                                               ------------
              TOTAL MEDIA....................     6,158,225
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.20%
     15,800   Columbia/HCA Healthcare
                Corp. .......................       463,138
     11,800   HEALTHSOUTH Corp.(c)...........        63,425
      4,200   Tenet Healthcare Corp.(c)......        98,700
      5,800   United HealthCare Corp. .......       308,125
      2,000   Wellpoint Health Networks,
                Inc.(c)......................       131,875
                                               ------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES.......................     1,065,263
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.07%
      5,000   Allergan, Inc. ................       248,750
      1,500   Bard (C.R.), Inc. .............        79,500
      1,700   Bausch & Lomb, Inc. ...........       116,344
      7,800   Baxter International, Inc. ....       489,938
      3,500   Biomet, Inc. ..................       140,000
     12,000   Boston Scientific Corp.(c).....       262,500
      4,100   Guidant Corp.(a)(c)............       192,700
     36,600   Johnson & Johnson..............     3,408,375
      1,700   Mallinckrodt, Inc. ............        54,081
     15,700   Medtronic, Inc. ...............       572,069
      1,400   PerkinElmer, Inc. .............        58,362
                                               ------------
              TOTAL MEDICAL EQUIPMENT AND
              SUPPLIES.......................     5,622,619
                                               ------------
              METALS AND MINING -- 0.47%
     15,900   Alcoa, Inc.(a).................     1,319,700
     10,100   Barrick Gold Corp. ............       178,644
      4,200   Freeport-McMoRan Copper & Gold,
                Inc. -- Class B(c)...........        88,725
      6,600   Homestake Mining Company.......        51,562
      4,300   INCO Ltd.(c)...................       101,050
      2,300   Nucor Corp. ...................       126,069

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              METALS AND MINING (CONTINUED)
      2,200   Phelps Dodge Corp. ............  $    147,675
      1,800   Reynolds Metals Company........       137,925
     11,200   USX-Marathon Group.............       276,500
      2,500   Worthington Industries,
                Inc. ........................        41,406
                                               ------------
              TOTAL METALS AND MINING........     2,469,256
                                               ------------
              OIL AND GAS -- 4.49%
      2,700   Amerada Hess Corp. ............       153,225
      3,600   Anadarko Petroleum Corp. ......       122,850
      4,000   Apache Corp. ..................       147,750
      1,800   Ashland, Inc. .................        59,287
     14,600   Atlantic Richfield Co. ........     1,262,900
      2,900   Burlington Resources, Inc. ....        95,881
     17,700   Chevron Corp. .................     1,533,263
      5,600   Coastal Corp. .................       198,450
        900   Columbia Energy Group..........        56,925
     12,000   Conoco, Inc. -- Class B........       298,500
      3,000   Consolidated Natural Gas
                Company......................       194,812
     17,900   Enron Corp. ...................       794,313
    143,000   Exxon-Mobil Corp. .............    11,520,437
     11,900   Halliburton Company............       478,975
      3,100   Kerr-McGee Corp. ..............       192,200
      1,800   McDermott International,
                Inc. ........................        16,312
     10,100   Occidental Petroleum Corp. ....       218,413
      9,000   Phillips Petroleum Company.....       423,000
     57,700   Royal Dutch Petroleum Company..     3,487,244
     14,800   Schlumberger Ltd. .............       832,500
     14,900   Texaco, Inc. ..................       809,256
      2,865   Transocean Sedco Forex,
                Inc. ........................        96,524
      7,300   Unocal Corp. ..................       245,006
     11,400   Williams Companies, Inc. ......       348,412
                                               ------------
              TOTAL OIL AND GAS..............    23,586,435
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.53%
      1,700   Boise Cascade Corp. ...........        68,850
      2,700   Champion International
                Corp. .......................       167,231
      7,400   Georgia-Pacific Group..........       375,550
     14,700   International Paper Company....       829,631
      3,400   Louisiana-Pacific Corp. .......        48,450
      3,200   Mead Corp. ....................       139,000
        800   Potlatch Corp. ................        35,700
      1,700   Temple-Inland, Inc. ...........       112,094
      2,900   Westvaco Corp. ................        94,613

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
      9,600   Weyerhaeuser Company...........  $    689,400
      4,600   Willamette Industries, Inc. ...       213,613
                                               ------------
              TOTAL PAPER AND FOREST
              PRODUCTS.......................     2,774,132
                                               ------------
              PHARMACEUTICALS -- 2.63%
     18,600   American Home Products.........       733,537
     12,800   Amgen, Inc.(c).................       768,800
     52,200   Bristol-Myers Squibb Company...     3,350,588
     30,800   Merck & Company, Inc. .........     2,065,525
      9,000   Monsanto Company...............       320,625
     13,600   Pharmacia & Upjohn, Inc. ......       612,000
    104,200   Pfizer, Inc. ..................     3,379,988
     19,800   Schering-Plough Corp. .........       835,313
     21,500   Warner-Lambert Company.........     1,761,656
                                               ------------
              TOTAL PHARMACEUTICALS..........    13,828,032
                                               ------------
              PUBLISHING -- 0.21%
      4,700   McGraw-Hill Companies, Inc. ...       289,638
      4,500   New York Times Company -- Class
                A............................       221,063
      1,700   R.R. Donnelley and Sons
                Company......................        42,181
      1,700   Times Mirror Company --
                Class A......................       113,900
      8,300   Tribune Company................       457,019
                                               ------------
              TOTAL PUBLISHING...............     1,123,801
                                               ------------
              RETAIL -- 3.13%
      5,000   Bed Bath & Beyond, Inc.(c).....       173,750
      7,700   Best Buy Company, Inc.(c)......       386,444
      7,300   Circuit City Stores-Circuit
                City Group...................       328,956
      3,200   Consolidated Stores Corp.(c)...        52,000
      6,000   Costco Wholesale Corp.(c)......       547,500
      5,300   CVS Corp. .....................       211,669
     15,600   Dayton-Hudson Corp. ...........     1,145,625
      6,125   Dollar General Corp. ..........       139,344
      9,400   Federated Department Stores,
                Inc.(c)......................       475,287
     28,100   Gap, Inc. .....................     1,292,600
      1,200   Great Atlantic & Pacific Tea
                Company, Inc. ...............        33,450
      1,600   Harcourt General, Inc. ........        64,400
     17,800   Kmart Corp(c)..................       179,112
      4,400   Kohl's Corp.(c)................       317,625
     23,400   Kroger Company(c)..............       441,675

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
      7,900   Limited (The), Inc. ...........  $    342,169
      1,000   Longs Drug Stores Corp. .......        25,813
      4,500   May Department Stores Company..       145,125
      3,300   Nordstrom, Inc. ...............        86,419
      8,900   Office Depot, Inc.(c)..........        97,344
      1,500   Pep Boys.......................        13,688
     14,500   Sears, Roebuck & Co. ..........       441,344
     12,700   Staples, Inc.(c)...............       263,525
      7,300   Tandy Corp.(a).................       359,069
    117,200   Wal-Mart Stores, Inc. .........     8,101,450
     27,000   Walgreen Company...............       789,750
                                               ------------
              TOTAL RETAIL...................    16,455,133
                                               ------------
              RETAIL: RESTAURANTS -- 0.36%
      3,800   Darden Restaurants, Inc. ......        68,875
     36,400   McDonald's Corp. ..............     1,467,375
      7,000   Tricon Global Restaurants,
                Inc.(c)......................       270,375
      5,200   Wendy's International, Inc. ...       107,250
                                               ------------
              TOTAL RETAIL: RESTAURANTS......     1,913,875
                                               ------------
              RUBBER PRODUCTS -- 0.02%
      2,400   Cooper Tire & Rubber Company...        37,350
      2,100   Goodyear Tire & Rubber
                Company......................        59,194
                                               ------------
              TOTAL RUBBER PRODUCTS..........        96,544
                                               ------------
              SCIENTIFIC & TECHNICAL INSTRUMENTS -- 0.08%
      1,300   Millipore Corp. ...............        50,212
      2,900   PE Corp.-PE Biosystems Group...       348,906
                                               ------------
              TOTAL SCIENTIFIC & TECHNICAL
              INSTRUMENTS....................       399,118
                                               ------------
              SEMICONDUCTORS -- 3.05%
      2,200   Advanced Micro Devices,
                Inc.(c)......................        63,662
      6,100   Analog Devices, Inc.(c)........       567,300
     17,000   Applied Materials, Inc.(c).....     2,153,688
     45,000   Intel Corp. ...................     3,704,063
      2,800   KLA-Tencor Corp.(c)............       311,850
      6,300   LSI Logic Corp.(c).............       425,250
      7,400   Micron Technology, Inc.(c).....       575,350
     27,100   Motorola, Inc.(a)..............     3,990,475
      4,800   National Semiconductor
                Corp.(c).....................       205,500

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     34,900   Texas Instruments, Inc. .......  $  3,380,938
     14,200   Xilinx, Inc.(c)................       645,657
                                               ------------
              TOTAL SEMICONDUCTORS...........    16,023,733
                                               ------------
              TELECOMMUNICATIONS -- 7.32%
      8,900   ALLTELL Corp. .................       735,919
     96,450   AT&T Corp. ....................     4,894,838
     44,200   Bell Atlantic Corp. ...........     2,721,063
     50,700   BellSouth Corp. ...............     2,373,394
      2,050   CenturyTel, Inc. ..............        97,119
      5,100   General Instrument Corp.(c)....       433,500
     21,900   Global Crossings Ltd.(c).......     1,095,000
     28,800   GTE Corp. .....................     2,032,200
     91,400   Lucent Technologies, Inc. .....     6,837,862
     76,350   MCI Worldcom, Inc.(c)..........     4,051,322
      9,300   Nextel Communications,
                Inc. -- Class A(c)...........       959,062
     47,500   Nortel Networks Corp. .........     4,797,500
     45,900   SBC Communications, Inc. ......     2,237,625
      4,000   Scientific-Atlanta, Inc. ......       222,500
     21,100   Sprint Corp. (FON Group).......     1,420,294
     15,000   Sprint Corp. (PCS
                Group)(a)(c).................     1,537,500
     16,600   Tellabs, Inc.(c)...............     1,065,512
     13,600   US WEST, Inc. .................       979,200
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    38,491,410
                                               ------------
              TOBACCO -- 0.17%
     31,800   Philip Morris Companies,
                Inc. ........................       737,362
      5,600   UST, Inc. .....................       141,050
                                               ------------
              TOTAL TOBACCO..................       878,412
                                               ------------
              TOOLS -- 0.05%
      2,000   Black & Decker Corp. ..........       104,500
      2,900   Cooper Industries, Inc. .......       117,269
      1,400   Snap-on, Inc. .................        37,188
                                               ------------
              TOTAL TOOLS....................       258,957
                                               ------------
              TOYS -- 0.03%
      4,600   Hasbro, Inc. ..................        87,687
      5,700   Toys "R" Us, Inc.(c)...........        81,581
                                               ------------
              TOTAL TOYS.....................       169,268
                                               ------------
              TRANSPORTATION -- 0.42%
      4,500   AMR Corp.(c)...................       301,500
     13,200   Burlington Northern Santa Fe...       320,100
      5,500   CSX Corp. .....................       172,563

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              TRANSPORTATION (CONTINUED)
      5,100   Delta Air Lines, Inc. .........  $    254,044
      8,300   FDX Corp.(c)...................       339,781
      4,800   Kansas City Southern
                Industries, Inc. ............       358,200
      5,100   Norfolk Southern Corp. ........       104,550
      2,200   Ryder System, Inc. ............        53,763
      7,000   Union Pacific Corp. ...........       305,375
                                               ------------
              TOTAL TRANSPORTATION...........     2,209,876
                                               ------------
              UTILITIES -- 0.97%
      5,400   AES Corp.(c)...................       403,650
      4,300   Ameren Corp.(a)................       140,825
      5,900   American Electric Power
                Company, Inc. ...............       189,537
      2,400   Central & South West Corp. ....        48,000
      1,200   CMS Energy Corp. ..............        37,425
      2,500   Consolidated Edison, Inc. .....        86,250
      3,800   Constellation Energy Group.....       110,200
      3,900   DTE Energy Company.............       122,362
      5,800   Dominion Resources, Inc. ......       227,650
      9,100   Duke Energy Corp. .............       456,138
      8,100   Edison International...........       212,119
      3,100   El Paso Energy Corp. ..........       120,319
      7,600   Entergy Corp. .................       195,700
      7,400   FirstEnergy Corp. .............       167,887
      2,900   Florida Progress Corp. ........       122,706
      5,600   FPL Group, Inc. ...............       239,750
      3,600   GPU, Inc. .....................       107,775
        500   Nicor, Inc. ...................        16,250
      5,300   Peco Energy Company............       184,175
     11,900   PG & E Corp. ..................       243,950
      4,100   PP & L Resources, Inc. ........        93,787
      1,100   Peoples Energy Corp. ..........        36,850
      2,400   Pinnacle West Capital Corp. ...        73,350
      5,800   Public Service Enterprise
                Group, Inc.(a)...............       201,912
      8,800   Reliant Energy, Inc. ..........       201,300
      7,000   Sempra Energy..................       121,625
     18,100   Southern Company...............       425,350
      7,300   Texas Utilities Company........       259,606
      6,700   Unicom Corp. ..................       224,450
                                               ------------
              TOTAL UTILITIES................     5,070,898
                                               ------------
              TOTAL COMMON STOCK (Cost
              $275,325,047)..................   321,574,485
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              PREFERRED STOCK -- 0.14%
              OIL AND GAS
     15,000   Tosco Financing Trust, 5.75%,
                (Cost $715,938)..............  $    710,625
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 0.47%
  1,965,352   Janus Money Market Fund(b).....     1,965,352
    503,448   Merrimac Cash Fund -- Premium
                Class(b).....................       503,448
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $2,468,800)....     2,468,800
                                               ------------
 PRINCIPAL
 ---------
              CORPORATE BONDS AND NOTES -- 10.78%
              AEROSPACE -- 0.56%
$ 3,000,000   Raytheon Company, 6.45%,
                08/15/02(a)..................     2,932,140
                                               ------------
              BANKS -- 1.30%
  3,500,000   Home Savings of America, 6.50%,
                08/15/04.....................     3,353,161
 30,000,000   Spintab, 5.50%, 09/17/03.......     3,493,673
                                               ------------
              TOTAL BANKS....................     6,846,834
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.74%
  1,240,000   Hewlett -- Packard Company,
                0.00%, 10/14/17(a)...........       847,850
  3,500,000   IBM Corp., Medium-Term Note,
                5.40%, 01/26/09..............     3,056,210
                                               ------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT......................     3,904,060
                                               ------------
              CONSTRUCTION -- 0.30%
  1,250,000   Cemex SA, 10.75%, 07/15/00.....     1,269,999
    300,000   Kaufman & Broad Home Corp.,
                9.625%, 11/15/06                    303,000
                                               ------------
              TOTAL CONSTRUCTION.............     1,572,999
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.10%
    600,000   Allied Waste North America,
                7.875%, 01/01/09.............       530,250
                                               ------------
              FINANCE -- 1.41%
  2,000,000   Ford Motor Credit Company,
                7.50%, 01/15/03..............     2,016,578
  3,500,000   General Motors Acceptance
                Corp., 6.625%, 10/20/03......     3,433,661
  2,000,000   MBNA Corp., 6.963%,
                09/12/02.....................     1,961,232
                                               ------------
              TOTAL FINANCE..................     7,411,471
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION -- 0.13%
$   350,000   Harrah's Operating Co., Inc.,
                7.875%, 12/15/05.............  $    338,187
    350,000   Mandalay Resort Group, 9.25%,
                12/01/05.....................       355,688
                                               ------------
              TOTAL LEISURE AND RECREATION...       693,875
                                               ------------
              MACHINERY -- 0.11%
    600,000   American Standard, Inc.,
                7.375%, 02/01/08.............       550,500
                                               ------------
              MANUFACTURING -- 0.21%
    600,000   AK Steel Corp., 7.875%,
                02/15/09.....................       567,000
    600,000   Flag Limited, 8.25%,
                01/30/08.....................       552,000
                                               ------------
              TOTAL MANUFACTURING............     1,119,000
                                               ------------
              MEDIA -- 1.71%
    500,000   Clear Channel Communications,
                (Conv.) 2.625%, 04/01/03.....       739,375
    500,000   Falcon Holding Group L.P.,
                0.00%, 04/15/10..............       374,375
    750,000   Grupo Televisa S.A., 11.375%,
                05/15/03.....................       798,750
    400,000   Multicanal SA, 9.25%,
                02/01/02.....................       372,000
    350,000   Sinclair Broadcast Group,
                9.00%, 07/15/07..............       328,125
  2,500,000   Time Warner Entertainment,
                8.375%, 03/15/23.............     2,607,172
  3,500,000   Walt Disney Company, 6.75%,
                03/30/06.....................     3,420,991
    350,000   Young Broadcasting, Inc.,
                8.75%, 06/15/07..............       331,625
                                               ------------
              TOTAL MEDIA....................     8,972,413
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.07%
    350,000   Tenet Healthcare Corp., 8.625%,
                01/15/07.....................       337,750
                                               ------------
              METAL & GLASS CONTAINERS -- 0.06%
    300,000   Owens-Illinois, Inc. 7.85%,
                05/15/04.....................       290,332
                                               ------------
              PRIVATE ASSET BACKED: FINANCE -- 1.04%
  4,000,000   GMAC Commercial Mortgage
                Securities, Inc. 6.175%,
                05/15/33.....................     3,639,040
  2,000,000   L.A. Arena Funding, LLC,
                7.656%, 12/15/21.............     1,810,000
                                               ------------
              TOTAL PRIVATE ASSET BACKED:
              FINANCE........................     5,449,040
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              RETAIL -- 0.11%
$   600,000   K-Mart Corp., 8.375%,
                12/01/04.....................  $    591,294
                                               ------------
              SPECIAL PURPOSE
                ENTITIES -- 1.32%
  3,500,000   Duke Capital Corp., 7.50%,
                10/01/09.....................     3,454,749
  3,500,000   U.S. West Capital Funding,
                6.571%, 06/15/00.............     3,498,820
                                               ------------
              TOTAL SPECIAL PURPOSE
              ENTITIES.......................     6,953,569
                                               ------------
              TELECOMMUNICATIONS -- 0.96%
    350,000   KPN/Qwest BV, 144A, 8.125%,
                06/01/09.....................       336,000
    350,000   NTL, Inc., 10.00%, 02/15/07....       359,625
    600,000   Nextel Communications, 0.00%,
                10/31/07.....................       429,000
  3,500,000   Sprint Capital Corp., 6.125%,
                11/15/08.....................     3,173,114
    750,000   Telefonica de Argentina, 144A,
                8.375%, 10/01/00.............       750,486
                                               ------------
              TOTAL TELECOMMUNICATIONS.......     5,048,225
                                               ------------
              TRANSPORTATION -- 0.65%
  3,500,000   CSX Corp., 7.45%, 05/01/07.....     3,432,146
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $58,266,592).............    56,635,898
                                               ------------
              FOREIGN GOVERNMENT BONDS AND NOTES -- 2.60%
  3,200,000   Deutschland Republic, 6.00%,
                07/04/07.....................     3,353,299
  6,500,000   New Zealand Government, 8.00%,
                04/15/04.....................     3,499,925
    750,000   Republic of Argentina, Floating
                Rate, 9.25%, 02/23/01........       740,625
    553,500   Republic of Brazil, Floating
                Rate, 7.375%, 01/01/01.......       547,273
    750,000   Republic of Panama, 7.875%,
                02/13/02.....................       723,515
  2,200,000   United Kingdom Gilts, 7.00%,
                06/07/02.....................     3,586,517
  1,250,000   United Mexican States, Floating
                Rate, 7.439%, 06/27/02.......     1,225,296
                                               ------------
              TOTAL FOREIGN GOVERNMENT BONDS
              AND NOTES (Cost $14,374,292)...    13,676,450
                                               ------------
              US GOVERNMENT SECURITIES -- 6.69%
              US TREASURY BONDS -- 1.25%
  6,900,000   6.125%, 08/15/29...............     6,578,722
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT SECURITIES (CONTINUED)
              US TREASURY NOTES -- 5.44%
$16,000,000   5.50%, 12/31/00(a).............  $ 15,905,008
 13,000,000   5.50%, 02/28/03(a).............    12,687,194
                                               ------------
              TOTAL US TREASURY NOTES........    28,592,202
                                               ------------
              TOTAL US GOVERNMENT SECURITIES
              (Cost $35,444,945).............    35,170,924
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 16.15%
              FANNIE MAE -- 9.82%
 10,400,000   6.25%, 05/15/29................     9,243,229
  4,210,053   Series 1993-113, 7.20%,
                07/25/23.....................     4,230,472
  9,300,000   TBA, 6.00%, 01/01/15...........     8,826,281
  9,600,000   TBA, 6.00%, 01/01/30...........     8,782,500
 11,400,000   TBA, 7.00%, 01/01/30...........    11,024,156
  9,600,000   TBA, 7.50%, 01/01/30...........     9,496,500
                                               ------------
              TOTAL FANNIE MAE...............    51,603,138
                                               ------------
              FREDDIE MAC -- 1.31%
  7,300,000   6.75%, 09/15/29................     6,899,230
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 5.02%
  8,268,775   PL# 780743, 8.00%, 12/15/26....     8,357,490
 19,200,000   TBA, 6.50%, 01/15/30...........    18,027,000
                                               ------------
              TOTAL GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION...........    26,384,490
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $86,105,281)...................    84,886,858
                                               ------------
              CERTIFICATES OF DEPOSIT --6.26%
    491,338   American Express Centurion
                Bank, 6.15%, 01/26/00(b).....       491,338
 13,167,550   Bank of Nova Scotia, 6.05%,
                01/26/00(b)..................    13,167,550
  1,105,510   Den Danske Bank, 6.39%,
                01/20/00(b)..................     1,105,510
  1,105,510   Den Danske Bank, 6.41%,
                01/27/00(b)..................     1,105,510
    491,338   Royal Bank Of Scotland PLC,
                6.15%, 01/20/00(b)...........       491,338
  1,105,510   Royal Bank Of Scotland PLC,
                6.31%, 01/27/00(b)...........     1,105,510
 15,417,996   Toronto Dominion Bank, 6.40%,
                02/24/00(b)..................    15,417,996
                                               ------------
              TOTAL CERTIFICATES OF DEPOSITS
              (Cost $32,884,752).............    32,884,752
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSIT -- 0.10%
$   545,598   BankBoston, N.A., 4.68%,
                01/03/00(b) (Cost
                $545,598)....................  $    545,598
                                               ------------
              SHORT TERM CORPORATE NOTES -- 0.76%
  2,000,000   First Union National Bank,
                Floating Rate, 4.765%(++),
                05/01/00(b)..................     2,000,000
  2,000,000   Morgan Stanley Dean Witter &
                Co., Floating Rate,
                4.60%(++), 01/11/00(b).......     2,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $4,000,000)........     4,000,000
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES --
              7.96%
              FEDERAL HOME LOAN BANK -- 5.69%
 30,000,000   5.75%, 01/21/00................    29,904,167
                                               ------------
              FEDERAL HOME LOAN MORTGAGE CORP. -- 2.27%
 12,000,000   5.60%, 02/15/00................    11,916,000
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
              AGENCY SECURITIES (Cost
              $41,820,167)...................    41,820,167
                                               ------------
              SHORT TERM US GOVERNMENT SECURITIES -- 0.28%
              US TREASURY BILLS -- 0.28%
    300,000   4.70%, 02/17/00(d).............       298,159
    100,000   4.71%, 02/17/00(d).............        99,385
    200,000   4.82%, 02/17/00(d).............       198,742
    300,000   4.87%, 02/17/00(d).............       298,093
    500,000   5.00%, 02/17/00(d).............       496,736
    100,000   5.035%, 02/17/00(d)............        99,343
                                               ------------
              TOTAL US TREASURY BILLS (Cost
              $1,490,458)....................     1,490,458
                                               ------------
              TOTAL SECURITIES (Cost
              $553,441,870)..................   595,865,015
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 4.81%
$25,289,441   With Investors Bank & Trust,
                dated 12/31/99, 3.06%, due
                01/03/00, repurchase proceeds
                at maturity $25,295,890,
                (Collateralized by IMPAC
                Secured Assets, 6.30% , due
                01/25/30, with a value of
                $20,013,500 and Small
                Business Administration Loan,
                6.00%, 07/25/22, with a value
                of $6,540,413) (Cost
                $25,289,441).................  $ 25,289,441
                                               ------------
              Total Investments -- 118.18%
              (Cost $578,731,311)............   621,154,456
              Liabilities less other
              assets -- (18.18)%.............   (95,570,553)
                                               ------------
              NET ASSETS -- 100.00%..........  $525,583,903
                                               ============


The aggregate cost of securities for federal income tax
purposes at December 31,1999 is $584,766,764.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $ 57,304,670
    Gross unrealized depreciation..........   (20,916,978)
                                             ------------
    Net unrealized appreciation............  $ 36,387,692
                                             ============

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 1999.
(ADR) American Depository Receipt.

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 98.08%
              AEROSPACE -- 3.64%
    260,000   Northrop Grumman Corp. ......  $   14,056,250
    200,000   Textron, Inc. ...............      15,337,500
    340,000   United Technologies Corp. ...      22,100,000
                                             --------------
              TOTAL AEROSPACE..............      51,493,750
                                             --------------
              AUTOMOBILES -- 2.58%
    330,000   Ford Motor Company...........      17,634,375
    260,000   General Motors Corp. ........      18,898,750
                                             --------------
              TOTAL AUTOMOBILES............      36,533,125
                                             --------------
              BANKS -- 8.63%
    210,000   Bank of America Corp. .......      10,539,375
    420,000   Bank of New York.............      16,800,000
    195,000   Chase Manhattan Corp. .......      15,149,062
    500,000   Citigroup....................      27,781,250
    390,000   Fleet Boston Financial Group,
                Inc. ......................      13,576,875
     50,000   JP Morgan & Company..........       6,331,250
    460,000   Mellon Financial Corp. ......      15,668,750
    400,000   Wells Fargo & Company........      16,175,000
                                             --------------
              TOTAL BANKS..................     122,021,562
                                             --------------
              CHEMICALS -- 3.40%
    150,000   Dow Chemical Company.........      20,043,750
    260,000   du Pont (E.I.) de Nemours....      17,127,500
    270,000   Rohm & Haas Company..........      10,985,625
                                             --------------
              TOTAL CHEMICALS..............      48,156,875
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.32%
    420,000   Pitney Bowes, Inc. ..........      20,291,250
    550,000   Xerox Corp. .................      12,478,125
                                             --------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT....................      32,769,375
                                             --------------
              CONSUMER GOODS AND SERVICES -- 9.90%
    540,000   Avon Products, Inc. .........      17,820,000
    340,000   Colgate-Palmolive Company....      22,100,000
    380,000   Dana Corp. ..................      11,376,250
    380,000   General Electric Company.....      58,805,000
    190,000   Kimberly-Clark Corp. ........      12,397,500
    160,000   Procter & Gamble Company.....      17,530,000
                                             --------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................     140,028,750
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS -- 3.14%
    210,000   Eaton Corp. .................  $   15,251,250
    500,000   Edison International.........      13,093,750
    280,000   Emerson Electric Company.....      16,065,000
                                             --------------
              TOTAL ELECTRONICS............      44,410,000
                                             --------------
              INSURANCE -- 3.78%
    350,000   Chubb Corp...................      19,709,375
    270,000   CIGNA Corp...................      21,751,875
    300,000   Lincoln National Corp........      12,000,000
                                             --------------
              TOTAL INSURANCE..............      53,461,250
                                             --------------
              MACHINERY -- 2.36%
    340,000   Caterpiller Inc..............      16,001,250
    400,000   Deere & Co...................      17,350,000
                                             --------------
              TOTAL MACHINERY..............      33,351,250
                                             --------------
              MANUFACTURING -- 2.48%
    320,000   Honeywell International,
                Inc........................      18,460,000
    170,000   Minnesota Mining &
                Manufacturing Company......      16,638,750
                                             --------------
              TOTAL MANUFACTURING..........      35,098,750
                                             --------------
              MEDICAL PRODUCTS -- 2.56%
    280,000   Baxter International, Inc....      17,587,500
    200,000   Johnson & Johnson............      18,625,000
                                             --------------
              TOTAL MEDICAL PRODUCTS.......      36,212,500
                                             --------------
              METALS AND MINING -- 3.24%
    260,000   Alcoa, Inc.(a)...............      21,580,000
    190,000   Phelps Dodge Corp............      12,753,750
    150,000   Reynolds Metals Company......      11,493,750
                                             --------------
              TOTAL METALS AND MINING......      45,827,500
                                             --------------
              OIL AND GAS -- 16.69%
    280,000   BP Amoco PLC -- (ADR)(a).....      16,607,500
    150,000   Atlantic Richfield Company...      12,975,000
    410,000   Baker Hughes, Inc............       8,635,625
    165,000   Chevron Corp.................      14,293,125
    440,000   CMS Energy Corp..............      13,722,500
    100,000   Consolidated Natural Gas.....       6,493,750
    350,000   Diamond Offshore Drilling,
                Inc........................      10,696,875
    370,000   El Paso Energy Corp..........      14,360,625
    350,000   Enron Corp.(a)...............      15,531,250
    400,000   Exxon-Mobil Corp.............      32,225,000
    270,000   Halliburton Company..........      10,867,500
    270,000   Kerr-McGee Corp..............      16,740,000
    200,000   Royal Dutch Petroleum
                Company....................      12,087,500

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS (CONTINUED)
    170,000   Schlumberger, Ltd............  $    9,562,500
    200,000   Texaco, Inc..................      10,862,500
    290,000   Tidewater, Inc...............      10,440,000
     32,912   Transocean Sedco Forex,
                Inc........................       1,108,723
    620,000   Williams Companies, Inc......      18,948,750
                                             --------------
              TOTAL OIL AND GAS............     236,158,723
                                             --------------
              PAPER AND FOREST PRODUCTS -- 7.30%
    300,000   Bowater, Inc.................      16,293,750
    420,000   Georgia-Pacific Group........      21,315,000
    480,000   International Paper
                Company....................      27,090,000
    290,000   Temple Inland, Inc...........      19,121,875
    270,000   Weyerhauser Company..........      19,389,375
                                             --------------
              TOTAL PAPER AND FOREST
              PRODUCTS.....................     103,210,000
                                             --------------
              PHARMACEUTICALS -- 9.44%
    370,000   Abbott Laboratories..........      13,435,625
    440,000   American Home Products
                Corp.......................      17,352,500
    280,000   Bristol-Myers Squibb
                Company....................      17,972,500
    220,000   Lilly (Eli) & Company........      14,630,000
    300,000   Merck & Company, Inc.........      20,118,750
    330,000   Pharmacia & Upjohn, Inc......      14,850,000
    280,000   SmithKline Beecham PLC
                (ADR)(a)...................      18,042,500
    210,000   Warner-Lambert Company.......      17,206,875
                                             --------------
              TOTAL PHARMACEUTICALS........     133,608,750
                                             --------------
              PUBLISHING -- 1.09%
    250,000   McGraw-Hill Companies,
                Inc........................      15,406,250
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.02%
    220,000   Boston Properties, Inc. .....       6,847,500
    360,000   Crescent Real Estate Equity
                Company....................       6,615,000
    320,000   Equity Office Properties.....       7,880,000
    170,000   Equity Residential
                Properties.................       7,256,875
                                             --------------
              TOTAL REAL ESTATE INVESTMENT
              TRUSTS.......................      28,599,375
                                             --------------
              TELECOMMUNICATIONS -- 12.13%
    480,000   AT & T Corp..................      24,360,000
    380,000   Bell Atlantic Corp...........      23,393,750
    420,000   Bellsouth Corp...............      19,661,250
    500,000   Global Crossing,
                Ltd.(a)(c).................      25,000,000
    290,000   GTE Corp.....................      20,463,125
    450,000   SBC Communications, Inc......      21,937,500

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
    300,000   Sprint Corp. (FON Group).....  $   20,193,750
    230,000   US West, Inc. ...............      16,560,000
                                             --------------
              TOTAL TELECOMMUNICATIONS.....     171,569,375
                                             --------------
              TOBACCO -- 0.21%
    130,000   Philip Morris Companies,
                Inc........................       3,014,375
                                             --------------
              UTILITIES: ELECTRIC -- 1.17%
    330,000   Duke Energy Corp.............      16,541,250
                                             --------------
              TOTAL COMMON STOCK (Cost
              $1,033,026,187)..............   1,387,472,785
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.51%
  1,912,382   Janus Money Market Fund(b)...       1,912,382
  5,317,006   Merrimac Cash Fund -- Premium
                Class(b)...................       5,317,006
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
                $7,229,388)................       7,229,388
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 1.81%
$10,500,000   American Express Credit
                Corp., 5.00%, 01/05/00.....      10,494,167
    325,000   Conagra, Inc., 4.95%,
                01/12/00...................         324,508
  1,875,000   Edison Asset Securitization,
                6.35%, 01/19/00............       1,869,047
  5,000,000   MCI Worldcom, Inc., 5.60%,
                01/27/00...................       4,979,778
    100,000   Merrill Lynch & Company,
                Inc., 5.68%, 01/31/00......          99,527
  3,800,000   Montauk Funding Corp. ,
                5.70%, 01/18/00............       3,789,772
    325,000   Textron, Inc., 5.65%,
                01/18/00...................         324,133
    450,000   TRW, Inc., 5.95%, 01/14/00...         449,033
  3,250,000   Windmill Funding Corp.,
                6.32%, 01/12/00............       3,243,724
                                             --------------
              TOTAL COMMERCIAL PAPER
              (Cost $25,573,689)...........      25,573,689
                                             --------------
              CERTIFICATES OF
                DEPOSIT -- 0.28%
    453,762   American Express Centurion
                Bank, 6.15%, 01/26/00(b)...         453,762
  1,020,961   Den Danske Bank, 6.39%,
                01/20/00(b)................       1,020,961
  1,075,715   Den Danske Bank, 6.41%,
                01/27/00(b)................       1,075,715
    453,762   Royal Bank of Scotland,
                6.15%, 01/20/00(b).........         453,762

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CERTIFICATES OF DEPOSIT (CONTINUED)
$ 1,017,961   Royal Bank of Scotland,
                6.31%, 01/27/00(b).........  $    1,017,961
                                             --------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $4,022,161)............       4,022,161
                                             --------------
              SHORT TERM CORPORATE NOTES -- 1.70%
  3,000,000   Bank of Montreal, Floating
                Rate, 4.33%(++),
                04/05/00(b)................       3,000,000
  3,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 4.605%(++),
                07/07/00(b)................       3,000,000
 10,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.605%(++), 01/03/00(b)....      10,000,000
  3,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.60%(++), 01/11/00(b).....       3,000,000
  5,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.85%(++),
                03/10/00(b)................       5,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $24,000,000).....      24,000,000
                                             --------------
              TIME DEPOSIT -- 0.25%
  3,572,251   BankBoston N.A., 4.68%,
                01/03/00(b) (Cost
                $3,572,251)................       3,572,251
                                             --------------
              Total Investments -- 102.63%
                (Cost $1,097,423,676)......   1,451,870,274
              Liabilities less other
                assets -- (2.63)%..........     (37,236,044)
                                             --------------
              NET ASSETS -- 100.00%........  $1,414,634,230
                                             ==============


The aggregate cost of securities for federal income tax
purposes at December 31, 1999 is $1,096,923,573.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $385,296,368
    Gross unrealized depreciation..........   (30,349,667)
                                             ------------
    Net unrealized appreciation............  $354,946,701
                                             ============

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing securities.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 1999.
(ADR) American Depository Receipts.

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 94.38%
              AEROSPACE -- 0.58%
     19,100   Lockheed Martin Corp. .........  $    417,813
     29,000   United Technologies Corp. .....     1,885,000
                                               ------------
              TOTAL AEROSPACE................     2,302,813
                                               ------------
              AUTOMOBILES -- 1.42%
    104,800   Ford Motor Company.............     5,600,250
                                               ------------
              AUTOMOTIVE PRODUCTS -- 0.86%
    216,000   Delphi Automotive Systems
                Corp. .......................     3,402,000
                                               ------------
              BANKS -- 3.74%
     41,800   Bank of America Corp. .........     2,097,838
     66,600   Household International,
                Inc. ........................     2,480,850
    177,000   KeyCorp. ......................     3,916,125
    240,000   Washington Mutual, Inc. .......     6,240,000
                                               ------------
              TOTAL BANKS....................    14,734,813
                                               ------------
              CHEMICALS -- 7.80%
    201,800   Air Products & Chemicals,
                Inc. ........................     6,772,912
     77,900   Dow Chemical Company...........    10,409,387
    117,500   PPG Industries, Inc. ..........     7,351,094
    123,200   Praxair, Inc. .................     6,198,500
                                               ------------
              TOTAL CHEMICALS................    30,731,893
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 4.06%
    422,700   Compaq Computer Corp. .........    11,439,319
     98,200   Seagate Technology, Inc.(c)....     4,572,438
                                               ------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT......................    16,011,757
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.97%
     85,900   Dana Corp. ....................     2,571,631
     87,900   Eastman Kodak Company..........     5,823,375
    114,800   Newell Rubbermaid, Inc.(a).....     3,329,200
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.......................    11,724,206
                                               ------------
              DEFENSE -- 1.03%
     68,000   Raytheon Company -- Class A....     1,687,250
     89,200   Raytheon Company -- Class B....     2,369,375
                                               ------------
              TOTAL DEFENSE..................     4,056,625
                                               ------------
              ELECTRIC -- INTEGRATED -- 1.34%
    151,100   Public Service Enterprise
                Group, Inc.(a)...............     5,260,169
                                               ------------
              ELECTRONICS -- 1.77%
    121,400   Emerson Electric Company.......     6,965,325
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.15%
    264,400   Waste Management, Inc. ........  $  4,544,375
                                               ------------
              FINANCE -- 0.65%
     42,500   Loews Corp. ...................     2,579,219
                                               ------------
              FOOD AND BEVERAGE -- 8.63%
    612,781   Archer-Daniels Midland
                Company......................     7,468,268
    108,400   Bestfoods......................     5,697,775
    279,100   ConAgra, Inc.(a)...............     6,297,194
    200,400   Heinz (H.J.) Company...........     7,978,425
    221,600   Pepsi Bottling Group, Inc. ....     3,670,250
     82,700   Pepsico, Inc. .................     2,915,175
                                               ------------
              TOTAL FOOD AND BEVERAGE........    34,027,087
                                               ------------
              INSURANCE -- 10.06%
    119,700   Aetna, Inc. ...................     6,680,756
    276,900   Allstate Corp. ................     6,645,600
     51,800   Aon Corp. .....................     2,072,000
    143,000   Chubb Corp. ...................     8,052,687
     34,500   CIGNA Corp. ...................     2,779,406
    211,000   St. Paul Companies.............     7,108,062
    196,700   UnumProvident Corp. ...........     6,306,694
                                               ------------
              TOTAL INSURANCE................    39,645,205
                                               ------------
              MACHINERY -- 2.93%
    179,100   Crown Cork & Seal Company......     4,007,363
    173,900   Deere & Company................     7,542,912
                                               ------------
              TOTAL MACHINERY................    11,550,275
                                               ------------
              MANUFACTURING -- 1.49%
    231,400   Masco Corp. ...................     5,871,775
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.65%
    126,200   Baxter International, Inc. ....     7,926,937
    274,000   Tenet Healthcare Corp.(c)......     6,439,000
                                               ------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES.......................    14,365,937
                                               ------------
              OIL AND GAS -- 15.17%
     43,200   Amerada Hess Corp. ............     2,451,600
    193,600   Burlington Resources, Inc. ....     6,400,900
     76,300   Chevron Corp. .................     6,609,488
    356,900   Conoco, Inc.(a)................     8,833,275
    180,600   Occidental Petroleum Corp. ....     3,905,475
     62,000   Phillips Petroleum Company.....     2,914,000
    134,200   Texaco, Inc. ..................     7,288,737
    131,700   Tosco Corp. ...................     3,580,594

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS (CONTINUED)
    305,900   Union Pacific Resources Group,
                Inc. ........................  $  3,900,225
    199,100   Unocal Corp. ..................     6,682,294
    291,700   USX-Marathon Group.............     7,201,344
                                               ------------
              TOTAL OIL AND GAS..............    59,767,932
                                               ------------
              PAPER AND FOREST PRODUCTS -- 7.09%
     89,000   Champion International
                Corp. .......................     5,512,438
    242,900   Fort James Corp. ..............     6,649,387
    117,800   Georgia-Pacific Group..........     5,978,350
    173,500   International Paper Company....     9,791,906
                                               ------------
              TOTAL PAPER AND FOREST
              PRODUCTS.......................    27,932,081
                                               ------------
              PHARMACEUTICALS -- 1.84%
    199,200   Abbott Laboratories............     7,233,450
                                               ------------
              RETAIL -- 5.26%
    174,200   Federated Department Stores,
                Inc.(a)(c)...................     8,807,987
    247,300   May Department Stores Company..     7,975,425
    192,400   TJX Companies, Inc. ...........     3,932,175
                                               ------------
              TOTAL RETAIL...................    20,715,587
                                               ------------
              TELECOMMUNICATIONS -- 2.60%
    202,000   AT & T Corp. ..................    10,251,500
                                               ------------
              TRANSPORTATION -- 4.55%
    288,900   Burlington Northern Santa Fe
                Corp. .......................     7,005,825
    147,600   CSX Corp. .....................     4,630,950
    307,500   Norfolk Southern Corp. ........     6,303,750
                                               ------------
              TOTAL TRANSPORTATION...........    17,940,525
                                               ------------
              UTILITIES: ELECTRIC -- 3.74%
    215,700   FirstEnergy Corp. .............     4,893,694
    111,900   FPL Group, Inc. ...............     4,790,719
    142,300   Texas Utilities Company........     5,060,544
                                               ------------
              TOTAL UTILITIES: ELECTRIC......    14,744,957
                                               ------------
              TOTAL COMMON STOCK
              (Cost $415,739,863)............   371,959,756
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 1.26%
  1,194,959   Janus Money Market Fund(b).....     1,194,959
  3,761,454   Merrimac Cash Fund -- Premium
                Class(b).....................     3,761,454
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $4,956,413)....     4,956,413
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CERTIFICATES OF
                DEPOSIT -- 1.00%
$   298,740   American Express Centurion
                Bank, 6.15%, 01/26/00(b).....  $    298,740
    672,165   Den Danske Bank, 6.39%,
                01/20/00(b)..................       672,165
  2,011,871   Den Danske Bank, 6.41%,
                01/27/00(b)..................     2,011,871
    298,740   Royal Bank of Scotland, 6.15%,
                01/20/00(b)..................       298,740
    672,165   Royal Bank of Scotland, 6.31%,
                01/27/00(b)..................       672,165
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $3,953,681)..............     3,953,681
                                               ------------
              SHORT TERM CORPORATE NOTES -- 3.05%
  2,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 4.605%(++),
                07/07/00(b)..................     2,000,000
 10,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.85%(++),
                03/10/00(b)..................    10,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES
              (Cost $12,000,000).............    12,000,000
                                               ------------
              TIME DEPOSIT -- 0.85%
  3,349,106   BankBoston, N.A., 4.68%,
                01/03/00 (Cost
                $3,349,106)(b)...............     3,349,106
                                               ------------
              TOTAL SECURITIES
              (Cost $439,999,063)............   396,218,956
                                               ------------
              REPURCHASE AGREEMENT -- 5.38%
 21,212,108   With Investors Bank & Trust
                dated 12/31/99, 3.06%, due
                01/03/00, repurchase proceeds
                at maturity $21,217,517
                (Collateralized by Freddie
                Mac, 5.60%, due 12/15/08,
                with a value of $7,930,276,
                and Freddie Mac, 5.91%,
                02/15/08, with a value of
                $14,342,437) (Cost
                $21,212,108).................    21,212,108
                                               ------------
              Total Investments -- 105.92%
              (Cost $461,211,171)............   417,431,064
              Liabilities less other
              assets -- (5.92)%..............   (23,326,776)
                                               ------------
              NET ASSETS -- 100.00%..........  $394,104,288
                                               ============

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO

                               DECEMBER 31, 1999

    The aggregate cost of securities for federal income tax
         purposes at December 31, 1999 is $463,436,425. The
   following amount is based on cost for federal income tax
                                                  purposes:
    Gross unrealized appreciation............  $ 15,450,263
    Gross unrealized depreciation............   (61,455,624)
                                               ------------
    Net unrealized depreciation..............  $(46,005,361)
                                               ============

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 1999.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 99.44%
              ADVERTISING -- 1.80%
    278,800   Interpublic Group, Inc.......  $   16,083,275
     63,300   Omnicom Group, Inc.(a).......       6,330,000
                                             --------------
              TOTAL ADVERTISING............      22,413,275
                                             --------------
              AEROSPACE -- 0.89%
    170,100   United Technologies Corp. ...      11,056,500
                                             --------------
              BANKS -- 3.60%
     37,200   Comerica, Inc................       1,526,681
    157,100   Fifth Third Bancorp..........      11,527,213
    206,700   First Security Corp..........       5,277,320
    534,800   Firstar Corp.................      11,297,650
     61,800   Northern Trust Corp. ........       3,275,400
    184,100   Wells Fargo Company..........       7,444,544
     73,900   Zions Bancorporation(a)......       4,373,956
                                             --------------
              TOTAL BANKS..................      44,722,764
                                             --------------
              BROADCAST SERVICES -- 4.55%
    502,500   AT&T Corp. -- Liberty Media
                Group -- Class A(a)(c).....      28,516,875
    194,900   Clear Channel Communications,
                Inc.(a)(c).................      17,394,825
    210,600   Comcast Corp.................      10,648,463
                                             --------------
              TOTAL BROADCAST SERVICES.....      56,560,163
                                             --------------
              CHEMICALS -- 0.67%
    166,400   Praxair, Inc. ...............       8,372,000
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 15.96%
    335,100   America Online, Inc.(c)......      25,279,106
    158,200   BMC Software, Inc.(c)........      12,646,113
    298,200   Cisco Systems, Inc.(c).......      31,944,675
     44,150   Comverse Technology,
                Inc.(a)(c).................       6,390,712
     92,800   Electronic Data Systems
                Corp. .....................       6,211,800
    534,700   Microsoft Corp.(c)...........      62,426,225
    165,800   Oracle Corp.(c)..............      18,579,963
    259,500   Sun Microsystems, Inc.(c)....      20,095,031
     33,898   Yahoo!, Inc.(a)(c)...........      14,667,241
                                             --------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES.....................     198,240,866
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT -- 4.19%
    108,200   Apple Computer, Inc.(a)(c)...  $   11,124,312
     30,700   Avery Dennison Corp..........       2,237,262
    252,700   Dell Computer Corp.(c).......      12,887,700
    140,800   EMC Corp.(a)(c)..............      15,382,400
     39,200   Lexmark International Group,
                Inc.(c)....................       3,547,600
     47,700   Veritas Software Corp.(c)....       6,827,062
                                             --------------
              TOTAL COMPUTER AND OFFICE
              EQUIPMENT....................      52,006,336
                                             --------------
              CONSUMER GOODS AND SERVICES -- 5.83%
    188,200   Colgate-Palmolive Company....      12,233,000
    336,500   General Electric Company.....      52,073,375
    125,300   Kimberly-Clark Corp..........       8,175,825
                                             --------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................      72,482,200
                                             --------------
              ELECTRONICS -- 5.94%
     83,200   JDS Uniphase Corp.(a)(c).....      13,421,200
    226,800   Motorola, Inc.(a)............      33,396,300
     58,500   Rockwell International
                Corp.......................       2,800,688
    163,400   Solectron Corp.(c)...........      15,543,425
     89,400   Texas Instruments, Inc.......       8,660,625
                                             --------------
              TOTAL ELECTRONICS............      73,822,238
                                             --------------
              FINANCIAL SERVICES -- 4.85%
     97,400   American Express Company.....      16,192,750
    125,400   Capital One Financial
                Corp.......................       6,042,713
    504,600   Citigroup, Inc. .............      28,036,838
    109,300   Providian Financial Corp.....       9,953,131
                                             --------------
              TOTAL FINANCIAL SERVICES.....      60,225,432
                                             --------------
              FOOD AND BEVERAGE -- 0.84%
     68,900   Anheuser-Busch Companies,
                Inc........................       4,883,288
    139,500   Sysco Corp...................       5,518,969
                                             --------------
              TOTAL FOOD AND BEVERAGE......      10,402,257
                                             --------------
              INSURANCE -- 2.60%
    120,700   American General Corp........       9,158,112
    214,500   American International
                Group......................      23,192,813
                                             --------------
              TOTAL INSURANCE..............      32,350,925
                                             --------------
              LEISURE AND
                RECREATION -- 0.34%
     88,400   Carnival Corp., Class A......       4,226,625
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING -- 3.20%
     54,900   Corning, Inc. ...............  $    7,078,669
     79,500   Sealed Air Corp.(c)..........       4,119,094
    735,400   Tyco International Ltd. .....      28,588,675
                                             --------------
              TOTAL MANUFACTURING..........      39,786,438
                                             --------------
              MEDIA -- 4.25%
    215,900   CBS Corp.(c).................      13,804,106
    223,100   Time Warner, Inc. ...........      16,160,806
    377,000   Viacom, Inc. Class B(c)......      22,784,938
                                             --------------
              TOTAL MEDIA..................      52,749,850
                                             --------------
              MEDICAL -- BIOMEDICAL -- 1.96%
    221,100   Amgen, Inc.(c)...............      13,279,819
     66,900   Biogen, Inc.(c)..............       5,653,050
     50,000   Immunex Corp.(a)(c)..........       5,475,000
                                             --------------
              TOTAL MEDICAL --BIOMEDICAL...      24,407,869
                                             --------------
              MEDICAL PRODUCTS -- 1.82%
     65,200   Bausch & Lomb, Inc. .........       4,462,125
    195,400   Johnson & Johnson............      18,196,625
                                             --------------
              TOTAL MEDICAL PRODUCTS.......      22,658,750
                                             --------------
              OIL AND GAS -- 4.82%
    127,200   Burlington Resources,
                Inc. ......................       4,205,550
    412,800   Conoco, Inc.(a)..............      10,216,800
    364,500   Enron Corp.(a)...............      16,174,688
    223,300   Exxon Mobil Corp. ...........      17,989,606
    186,700   Royal Dutch Petroleum
                Company....................      11,283,681
                                             --------------
              TOTAL OIL AND GAS............      59,870,325
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.47%
     80,900   Weyerhaeuser Company.........       5,809,631
                                             --------------
              PHARMACEUTICALS -- 4.86%
     91,200   Allergan, Inc. ..............       4,537,200
    191,500   Bristol-Myers Squibb
                Company....................      12,291,906
     37,900   Genentech, Inc.(c)...........       5,097,550
    449,400   Schering-Plough Corp. .......      18,959,062
    238,200   Warner-Lambert Company.......      19,517,512
                                             --------------
              TOTAL PHARMACEUTICALS........      60,403,230
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL -- 10.30%
     51,700   Amazon.com, Inc. ............  $    3,935,663
     26,600   Costco Companies, Inc.(c)....       2,427,250
    169,800   CVS Corp. ...................       6,781,388
    171,500   Dayton Hudson Corp. .........      12,594,531
    212,400   Estee Lauder Companies --
                Class A(a).................      10,712,925
    517,200   Home Depot, Inc. ............      35,460,525
    227,600   Tandy Corp.(a)...............      11,195,075
    407,600   TJX Companies, Inc. .........       8,330,325
    526,500   Wal-Mart Stores, Inc. .......      36,394,312
                                             --------------
              TOTAL RETAIL.................     127,831,994
                                             --------------
              SEMICONDUCTORS -- 3.00%
     99,700   Applied Materials, Inc.(c)...      12,630,744
    197,300   Intel Corp. .................      16,240,256
    182,600   Xilinx, Inc.(c)..............       8,302,603
                                             --------------
              TOTAL SEMICONDUCTORS.........      37,173,603
                                             --------------
              TELECOMMUNICATIONS -- 12.70%
    151,900   ALLTEL Corp. ................      12,560,231
    306,400   Lucent Technologies..........      22,922,550
    106,500   MCI Worldcom, Inc.(c)........       5,651,156
    119,300   Nextel Communications,
                Inc.(a)(c).................      12,302,813
    113,500   Nokia Corp. (ADR)(a).........      21,565,000
     41,200   Omnipoint Corp.(c)...........       4,969,750
    114,400   QUALCOMM, Inc.(c)............      20,148,700
    241,700   SBC Communications, Inc. ....      11,782,875
    407,600   Sprint Corp. (Fon Group).....      27,436,575
    102,500   Sprint Corp. (PCS
                Group)(a)(c)...............      10,506,250
     40,600   Tellabs, Inc.(c).............       2,606,012
     37,300   Voicestream Wireless
                Corp.(a)(c)................       5,308,256
                                             --------------
              TOTAL TELECOMMUNICATIONS.....     157,760,168
                                             --------------
              TOTAL COMMON STOCK
              (Cost $863,674,094)..........   1,235,333,439
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 3.63%
  7,197,567   Janus Money Market Fund(b)...       7,197,567
 37,773,007   Merrimac Cash Fund -- Premium
                Class(b)...................      37,773,007
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $44,970,574).................      44,970,574
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CERTIFICATES OF
                DEPOSIT -- 1.87%
$ 2,955,336   American Express Centurion
                Bank, 6.15%, 01/26/00(b)...  $    2,955,336
  6,649,504   Den Danske Bank, 6.39%,
                01/20/00(b)................       6,649,504
  4,048,633   Den Danske Bank, 6.41%,
                01/27/00(b)................       4,048,633
  2,955,336   Royal Bank of Scotland,
                6.15%, 01/20/00(b).........       2,955,336
  6,649,504   Royal Bank of Scotland,
                6.31%, 01/27/00(b).........       6,649,504
                                             --------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $23,258,313)...........      23,258,313
                                             --------------
              SHORT TERM CORPORATE NOTES -- 6.24%
 11,000,000   Bank of Montreal, Floating
                Rate, 4.33%(++),
                04/05/00(b)................      11,000,000
  8,000,000   First Union National Bank,
                Floating Rate, 4.765%(++),
                05/01/00(b)................       8,000,000
  1,000,000   Goldman Sachs & Company,
                Floating Rate, 6.446%(++),
                02/04/00(b)................       1,000,000
 15,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 4.605%(++),
                07/07/00(b)................      15,000,000
  6,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.60%(++), 01/11/00(b).....       6,000,000
 36,500,000   Prudential Securities, Inc.,
                Floating Rate, 4.85%(++),
                03/10/00(b)................      36,500,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $77,500,000).....      77,500,000
                                             --------------
              TIME DEPOSIT -- 0.03%
    390,979   BankBoston N.A., 4.68%,
                01/03/00(b) (Cost
                $390,979)..................         390,979
                                             --------------
              TOTAL SECURITIES
              (Cost $1,009,793,960)........   1,381,453,305
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENT -- 0.95%
$11,777,953   With Investors Bank & Trust,
                dated 12/31/99, 3.06%, due
                01/03/00, repurchase
                proceeds at maturity
                $11,780,956 (Collateralized
                by Government National
                Mortgage Association,
                6.125%, due 10/20/23, with
                a value of $8,688,771 and
                Small Business
                Administration Loan,
                8.125%, due 04/25/24, with
                a value of $3,678,080)
                (Cost $11,777,953).........  $   11,777,953
                                             --------------
              Total Investments -- 112.16%
              (Cost $1,021,571,913)........   1,393,231,258
              Liabilities less other
              assets -- (12.16)%...........    (150,994,815)
                                             --------------
              NET ASSETS -- 100.00%........  $1,242,236,443
                                             ==============

The aggregate cost of securities for federal income tax
purposes at December 31, 1999 is $1,023,222,305.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $386,580,829
    Gross unrealized depreciation..........   (16,571,876)
                                             ------------
    Net unrealized appreciation............  $370,008,953
                                             ============

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing securities.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 1999.
(ADR) American Depository Receipt

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 98.65%
              ADVERTISING -- 2.17%
    145,000   Clear Channel Communications,
                Inc.(a)(c).................  $   12,941,250
    252,700   Interpublic Group, Inc. .....      14,577,631
                                             --------------
              TOTAL ADVERTISING............      27,518,881
                                             --------------
              BANKS -- 1.10%
    125,000   Bank of New York.............       5,000,000
    219,500   Wells Fargo Company..........       8,876,031
                                             --------------
              TOTAL BANKS..................      13,876,031
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 14.36%
    200,000   America Online, Inc.(c)......      15,087,500
    405,000   Cisco Systems, Inc.(c).......      43,385,625
    129,300   Electronic Arts(c)...........      10,861,200
    548,100   Microsoft Corp.(c)...........      63,990,675
    225,200   Oracle Corp.(c)..............      25,236,475
     54,000   Yahoo!, Inc.(a)(c)...........      23,365,125
                                             --------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES.....................     181,926,600
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 7.01%
    283,500   Dell Computer Corp.(c).......      14,458,500
    356,000   EMC/Mass Corp.(a)(c).........      38,893,000
    248,000   Hewlett-Packard Company......      28,256,500
     67,000   International Business
                Machines...................       7,236,000
                                             --------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT....................      88,844,000
                                             --------------
              CONSUMER GOODS AND SERVICES -- 10.92%
    173,000   Colgate-Palmolive Company....      11,245,000
    361,400   General Electric Company.....      55,926,650
    664,800   Gillette Company.............      27,381,450
    277,700   Newell Rubbermaid, Inc. .....       8,053,300
    326,100   Proctor & Gamble Company.....      35,728,331
                                             --------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................     138,334,731
                                             --------------
              DEFENSE -- 0.50%
     75,000   General Dynamics Corp. ......       3,956,250
     38,000   United Technologies Corp. ...       2,470,000
                                             --------------
              TOTAL DEFENSE................       6,426,250
                                             --------------
              ELECTRONICS -- 2.36%
    303,200   Electronic Data Systems
                Corp. .....................      20,295,450
    102,500   Solectron Corp.(c)...........       9,750,313
                                             --------------
              TOTAL ELECTRONICS............      30,045,763
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FINANCE -- 2.26%
     82,500   American Express Company.....  $   13,715,625
    157,000   Citigroup, Inc. .............       8,723,313
    100,000   Fannie Mae...................       6,243,750
                                             --------------
              TOTAL FINANCE................      28,682,688
                                             --------------
              FOOD AND BEVERAGE -- 4.41%
    100,000   Anheuser-Busch Companies,
                Inc. ......................       7,087,500
    182,400   Bestfoods....................       9,587,400
    485,500   Coca-Cola Company............      28,280,375
    200,000   Coca-Cola Enterprises,
                Inc. ......................       4,025,000
    193,700   Pepsico, Inc. ...............       6,827,925
                                             --------------
              TOTAL FOOD AND BEVERAGE......      55,808,200
                                             --------------
              INSURANCE -- 2.45%
    287,550   American International
                Group......................      31,091,344
                                             --------------
              LEISURE AND RECREATION -- 1.80%
    273,800   Carnival Corp. ..............      13,091,063
    308,300   Marriot
                International -- Class A...       9,730,719
                                             --------------
              TOTAL LEISURE AND
              RECREATION...................      22,821,782
                                             --------------
              MANUFACTURING -- 2.57%
     55,000   Honeywell International,
                Inc. ......................       3,172,812
     70,000   PE Corp-PE Biosystems
                Group......................       8,421,875
    540,000   Tyco International Ltd. .....      20,992,500
                                             --------------
              TOTAL MANUFACTURING..........      32,587,187
                                             --------------
              MEDIA -- 0.45%
     78,000   Time Warner, Inc. ...........       5,650,125
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 4.01%
    512,500   Boston Scientific Corp.(c)...      11,210,937
    268,500   Johnson & Johnson............      25,004,063
    401,000   Medtronics, Inc. ............      14,611,438
                                             --------------
              TOTAL MEDICAL AND OTHER
              HEALTH SERVICES..............      50,826,438
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.19%
     50,000   Guidant Corp.(a)(c)..........       2,350,000
                                             --------------
              OIL AND GAS -- 0.69%
    100,000   Conoco, Inc.(a)..............       2,475,000
    140,000   Enron Corp.(a)...............       6,212,500
                                             --------------
              TOTAL OIL AND GAS............       8,687,500
                                             --------------
              PHARMACEUTICALS -- 8.36%
    377,800   Bristol-Myers Squibb
                Company....................      24,250,037
    165,000   Lilly (Eli) & Company........      10,972,500

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    100,000   Merck & Company, Inc. .......  $    6,706,250
  1,034,400   Pfizer, Inc. ................      33,553,350
    240,700   Schering-Plough Corp. .......      10,154,531
     37,000   Sepracor, Inc.(a)(c).........       3,669,938
    202,000   Warner-Lambert Company.......      16,551,375
                                             --------------
              TOTAL PHARMACEUTICALS........     105,857,981
                                             --------------
              RESEARCH AND DEVELOPMENT -- 2.57%
    430,000   Amgen, Inc.(c)...............      25,826,875
     50,000   Genentech, Inc.(c)...........       6,725,000
                                             --------------
              TOTAL RESEARCH AND
              DEVELOPMENT..................      32,551,875
                                             --------------
              RESTAURANTS -- 2.11%
    661,700   McDonald's Corp. ............      26,674,781
                                             --------------
              RETAIL -- 8.76%
    318,900   Circuit City Stores..........      14,370,431
    209,600   Costco Wholesale Corp.(c)....      19,126,000
     65,000   Dayton-Hudson Corp. .........       4,773,437
    336,950   Gap Stores...................      15,499,700
    575,500   Home Depot, Inc. ............      39,457,719
    100,000   Nike, Inc. -- Class B........       4,956,250
     88,000   Safeway, Inc.(c).............       3,129,500
    140,000   Wal-Mart Stores, Inc. .......       9,677,500
                                             --------------
              TOTAL RETAIL.................     110,990,537
                                             --------------
              SEMICONDUCTORS -- 5.73%
     45,000   Applied Materials, Inc.(c)...       5,700,937
    438,600   Intel Corp. .................      36,102,263
     92,000   JDS Uniphase Corp.(a)(c).....      14,840,750
     60,000   STMicroelectronics N.V.(a)...       9,086,250
    150,000   Xilinx, Inc.(c)..............       6,820,320
                                             --------------
              TOTAL SEMICONDUCTORS.........      72,550,520
                                             --------------
              TELECOMMUNICATIONS -- 13.87%
     80,000   GTE Corp. ...................       5,645,000
    259,000   Lucent Technologies..........      19,376,437
    840,850   MCI Worldcom, Inc.(c)........      44,617,603
     92,000   Motorola, Inc.(a)............      13,547,000
     70,000   Nextel Communications, Inc.
                Class A(c).................       7,218,750
    158,000   Nokia Corp.(ADR).............      30,020,000
     41,000   Nortel Networks Corp. .......       4,141,000
    176,000   QUALCOMM, Inc.(c)............      30,998,000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     70,000   SBC Communications, Inc. ....  $    3,412,500
    259,800   Tellabs, Inc.(c).............      16,675,913
                                             --------------
              TOTAL TELECOMMUNICATIONS.....     175,652,203
                                             --------------
              TOTAL COMMON STOCK (Cost
              $840,587,794)................   1,249,755,417
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.98%
  4,017,316   Janus Money Market Fund(b)...       4,017,316
  8,344,524   Merrimac Cash Fund -- Premium
                Class(b)...................       8,344,524
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $12,361,840).................      12,361,840
                                             --------------
 PRINCIPAL
 ---------
              CERTIFICATES OF DEPOSIT -- 0.90%
$ 1,004,329   American Express Centurion
                Bank, 6.15%, 01/26/00(b)...       1,004,329
  2,259,740   Den Danske Bank, 6.39%,
                01/20/00(b)................       2,259,740
  4,860,611   Den Danske Bank, 6.41%,
                01/27/00(b)................       4,860,611
  1,004,329   Royal Bank of Scotland,
                6.15%, 01/20/00(b).........       1,004,329
  2,259,740   Royal Bank of Scotland,
                6.31%, 01/27/00(b).........       2,259,740
                                             --------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $11,388,749)...........      11,388,749
                                             --------------
              SHORT TERM CORPORATE NOTES -- 4.10%
  7,000,000   Bank of Montreal, Floating
                Rate, 4.33%(++),
                04/05/00(b)................       7,000,000
  4,000,000   Goldman Sachs & Company,
                Floating Rate, 6.446%(++),
                02/04/00(b)................       4,000,000
  6,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 4.605%(++),
                07/07/00(b)................       6,000,000
  5,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.60%(++), 01/11/00(b).....       5,000,000
 30,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.85%(++),
                03/10/00(b)................      30,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE NOTES
              (Cost $52,000,000)...........      52,000,000
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSIT -- 0.46%
$ 5,806,052   BankBoston, N.A., 4.68%,
                01/03/00(b) (Cost
                $5,806,052)................  $    5,806,052
                                             --------------
              TOTAL SECURITIES (Cost
              $922,144,435)................   1,331,312,058
                                             --------------
              REPURCHASE AGREEMENTS --2.15%
 17,369,727   With Investors Bank & Trust,
                dated 12/31/99, 3.06%, due
                01/03/00, repurchase
                proceeds at maturity
                $17,374,156 (Collateralized
                by Freddie Mac, 6.23%, due
                03/25/22, with a value of
                $5,464,526, and Ginnie Mae,
                Adjustable Rate Mortgage,
                6.375%, due 04/20/24, with
                a value of $12,773,688)
                (Cost $17,369,727).........      17,369,727
  9,924,680   With Morgan Stanley Dean
                Witter & Company, dated
                12/31/99, 2.03%, due
                01/03/00, repurchase
                proceeds at maturity
                $9,926,359 (Collateralized
                by U.S. Treasury Notes,
                7.25%, due 05/15/04, with a
                value of $10,125,693) (Cost
                $9,924,680)................       9,924,680
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $27,294,407)...........      27,294,407
                                             --------------
              Total Investments -- 107.24%
              (Cost $949,438,842)..........   1,358,606,465
              Liabilities less other
              assets -- (7.24)%............     (91,737,311)
                                             --------------
              NET ASSETS -- 100.00%........  $1,266,869,154
                                             ==============


The aggregate cost of securities for federal income tax
purposes at December 31, 1999, is $953,944,640.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $428,244,710
    Gross unrealized depreciation..........   (23,582,885)
                                             ------------
    Net unrealized appreciation............  $404,661,825
                                             ============

---------------

(a)   All or part of this security is on loan.
(b)   Collateral for securities on loan.
(c)   Non-income producing security.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate
      ("LIBOR"). The rate shown was in effect at December
      31, 1999.
(ADR) American Depository Receipts.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 94.00%
              ADVERTISING -- 0.80%
     66,200   TMP Worldwide, Inc.(c).......  $    9,400,400
                                             --------------
              AEROSPACE -- 0.94%
    219,900   AAR Corp. ...................       3,944,456
    146,700   REMEC, Inc.(c)...............       3,740,850
     70,100   The Titan Corp.(c)...........       3,303,463
                                             --------------
              TOTAL AEROSPACE..............      10,988,769
                                             --------------
              AIRLINES -- 0.14%
     67,900   Atlantic Coast Airlines
                Holdings, Inc.(a)(c).......       1,612,625
                                             --------------
              AUTOMOTIVE SERVICES -- 0.06%
    110,800   Keystone Automotive
                Industries, Inc.(c)........         650,950
                                             --------------
              BANKS -- 2.20%
    246,503   Charter One Financials,
                Inc. ......................       4,714,370
    143,139   Firstar Corp. ...............       3,023,811
    138,160   First Washington Bancorp,
                Inc. ......................       2,037,860
    173,010   Hudson United Bancorp. ......       4,422,568
    325,000   Peoples Bank.................       6,865,625
     16,000   Silicon Valley
                Bancshares(c)..............         792,000
    145,400   Sterling Financial
                Corp.(c)...................       1,672,100
     73,304   Summit Bancorp. .............       2,244,935
                                             --------------
              TOTAL BANKS..................      25,773,269
                                             --------------
              BROADCASTING -- 1.64%
    158,000   Acme Communications,
                Inc.(c)....................       5,253,500
    340,000   Metro-Goldwyn-Mayer,
                Inc.(a)(c).................       8,011,250
    158,000   Salem Communications Corp. --
                Class A(c).................       3,574,750
     57,700   Spanish Broadcasting Systems,
                Inc. -- Class A(c).........       2,322,425
                                             --------------
              TOTAL BROADCASTING...........      19,161,925
                                             --------------
              BUILDING PRODUCTS -- 0.19%
    186,800   U.S. Aggregates, Inc. .......       2,241,600
                                             --------------
              BUSINESS SERVICES -- 5.57%
    154,800   ABM Industries, Inc. ........       3,154,050
    219,700   AHL Services, Inc.(c)........       4,586,237
     75,500   Cornell Corrections,
                Inc.(c)....................         632,313
     94,350   Iron Mountain, Inc.(c).......       3,709,134
    171,900   Manpower, Inc. ..............       6,467,737
     58,200   On Assignment, Inc.(c).......       1,738,725
    123,850   Optimal Robotics Corp.(c)....       4,613,413

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
    273,700   Orthodontic Centers of
                America, Inc.(c)...........  $    3,267,294
    257,500   Protection One, Inc.(c)......         498,906
     36,900   RCM Technologies, Inc.(c)....         636,525
    227,600   RSA Security, Inc.(c)........      17,639,000
    100,000   Reynolds & Reynolds
                Company -- Class A.........       2,250,000
    259,700   Sterling Commerce, Inc.(c)...       8,846,031
    140,100   Superior Consultant Holdings
                Corp.(c)...................       1,996,425
    124,900   The InterCept Group,
                Inc.(c)....................       3,707,969
     60,000   Volt Information Sciences,
                Inc.(c)....................       1,432,500
                                             --------------
              TOTAL BUSINESS SERVICES......      65,176,259
                                             --------------
              CHEMICALS -- 0.20%
     81,300   Chemed Corp. ................       2,327,212
                                             --------------
              COMMERCIAL SERVICES -- 2.16%
    103,800   Central Parking Corp.(a).....       1,985,175
    231,200   Coinmach Laundry
                Corp.(a)(c)................       2,456,500
    115,600   F.Y.I., Inc.(c)..............       3,930,400
     62,200   Innotrac Corp.(c)............         855,250
    197,000   Mac-Gray Corp.(c)............         751,062
    207,600   Marketing Specialists
                Corp.(c)...................         778,500
     43,100   MemberWorks, Inc.(c).........       1,430,381
    201,900   MPW Industrial Services
                Group, Inc.(c).............       1,602,581
    116,561   Nova Corp.(c)................       3,678,957
     77,200   Pierce Leahy Corp.(c)........       3,338,900
     48,500   Student Advantage,
                Inc.(a)(c).................       1,076,094
    270,000   The IT Group, Inc.(c)........       2,480,625
    196,200   Towne Services, Inc.(c)......         784,800
    115,500   United Road Services,
                Inc.(c)....................         187,688
                                             --------------
              TOTAL COMMERCIAL SERVICES....      25,336,913
                                             --------------
              COMMUNICATIONS -- 7.41%
    195,500   Adelphia Communications
                Corp. -- Class A(a)(c).....      12,829,688
     82,000   American Tower Corp. -- Class
                A(a)(c)....................       2,506,125
    315,000   Cabletron Systems, Inc.(c)...       8,190,000
     73,500   Citadel Communications
                Corp.(c)...................       4,768,312
    169,900   Digital Microwave Corp.(c)...       3,982,031

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMMUNICATIONS (CONTINUED)
    222,100   Emmis Communications Corp. --
                Class A(c).................  $   27,682,677
    100,600   Harmonic, Inc.(a)(c).........       9,550,712
     94,400   Insight Communications
                Company, Inc.(c)...........       2,796,600
    140,700   Inter-Tel, Inc. .............       3,517,500
    228,950   Performance Technologies,
                Inc.(c)....................       3,978,006
     55,000   Powerwave Technologies,
                Inc.(a)(c).................       3,210,625
    186,697   Saga Communications,
                Inc.(c)....................       3,780,614
                                             --------------
              TOTAL COMMUNICATIONS.........      86,792,890
                                             --------------
              COMPUTER AND SOFTWARE SERVICES -- 12.27%
    216,600   Actuate Corp.(c).............       9,286,725
     84,650   Advent Software, Inc.(c).....       5,454,634
     67,000   Autoweb.com, Inc.(c).........         728,625
    143,200   Best Software, Inc.(c).......       4,224,400
    140,700   Bindview Development
                Corp.(c)...................       6,991,031
     18,100   Brio Technology, Inc.(c).....         760,200
     95,000   Broadbase Software,
                Inc.(a)(c).................      10,687,500
     87,400   CACI International,
                Inc.(c)....................       1,977,425
    160,000   CNET, Inc.(a)(c).............       9,080,000
     32,171   DoubleClick, Inc.(c).........       8,141,274
     24,600   Exchange Applications,
                Inc.(c)....................       1,374,525
    145,000   GetThere.com, Inc.(a)(c).....       5,836,250
    232,100   Harbinger Corp.(c)...........       7,383,681
     70,500   Legato Systems, Inc.(c)......       4,851,281
     18,900   Loislaw.com, Inc.(c).........         739,462
     85,000   Manugistics Group, Inc.(c)...       2,746,562
     29,100   MedicaLogic, Inc.(c).........         611,100
    110,200   Metamor Worldwide, Inc.(c)...       3,209,575
     39,100   MICROS Systems, Inc.(a)(c)...       2,893,400
    100,000   Mission Critical Software,
                Inc.(c)....................       7,000,000
     56,100   Multex.com, Inc.(c)..........       2,110,763
     18,650   Netegrity, Inc.(c)...........       1,061,884
     73,600   Pinnacle Systems, Inc.(c)....       3,118,800
    200,000   Policy Management Systems
                Corp.(c)...................       5,112,500
     11,700   Pomeroy Computer Resources,
                Inc.(c)....................         155,025
     31,205   PSINet, Inc.(a)(c)...........       1,926,909
     66,000   Puma Technology, Inc.(c).....       8,621,250
     72,300   QRS Corp.(c).................       7,591,500

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER AND SOFTWARE SERVICES (CONTINUED)
     36,600   RadiSys Corp.(c).............  $    1,866,600
    267,800   Rational Software Corp.(c)...      13,155,675
    200,000   Telescan, Inc.(c)............       4,937,500
                                             --------------
              TOTAL COMPUTER AND SOFTWARE
              SERVICES.....................     143,636,056
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.30%
    139,600   Cybex Computer Products
                Corp.(c)...................       5,653,800
    100,000   SanDisk Corp.(c).............       9,625,000
                                             --------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT....................      15,278,800
                                             --------------
              CONSTRUCTION -- 0.14%
    253,500   Michael Baker Corp.(c).......       1,679,437
                                             --------------
              CONSUMER GOODS AND SERVICES -- 0.91%
    329,800   Carriage Services, Inc.(c)...       1,958,187
     64,350   Diamond Technology Partners,
                Inc.(c)....................       5,530,078
     67,600   Glacier Water Services,
                Inc.(a)(c).................       1,094,275
    235,800   Helen of Troy Ltd.(c)........       1,709,550
     89,800   Pameco Corp.(c)..............         364,813
                                             --------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................      10,656,903
                                             --------------
              EDUCATION -- 1.11%
     89,100   Bright Horizons Family
                Solutions, Inc.(c).........       1,670,625
     77,200   Career Education Corp.(c)....       2,962,550
    197,200   Childrens Comprehensive
                Services, Inc.(c)..........       1,109,250
    471,765   ITT Educational Services,
                Inc.(c)....................       7,282,872
                                             --------------
              TOTAL EDUCATION..............      13,025,297
                                             --------------
              ELECTRONICS -- 3.82%
    112,700   Aavid Thermal Technologies,
                Inc.(c)....................       2,768,194
    103,950   ACT Manufacturing, Inc.(c)...       3,898,125
     51,100   ANADIGICS, Inc.(c)...........       2,411,281
     55,100   BOLDER Technologies
                Corp.(c)...................         702,525
     19,900   FARO Technologies, Inc.(c)...          58,456
    280,000   Genesis Microchip,
                Inc.(a)(c).................       5,915,000
    107,550   Hughes Supply, Inc.(c).......       2,319,047

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS (CONTINUED)
    185,000   Maker Communications,
                Inc.(c)....................  $    7,908,750
    146,000   Power Integrations,
                Inc.(c)....................       6,998,875
    105,000   Rogers Corp.(c)..............       4,016,250
    309,300   Sensormatic Electronics
                Corp.(a)(c)................       5,393,419
     75,000   Thomas & Betts Corp. ........       2,390,625
                                             --------------
              TOTAL ELECTRONICS............      44,780,547
                                             --------------
              ENGINEERING -- 0.21%
    111,800   URS Corp.(c).................       2,424,663
                                             --------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.03%
    275,320   Allied Waste Industries,
                Inc.(c)....................       2,426,258
    214,700   Capital Environmental
                Resource, Inc.(c)..........       1,274,781
    151,900   Casella Waste Systems,
                Inc. -- Class A(a)(c)......       2,867,112
    203,000   Waste Connections, Inc.(c)...       2,930,813
    223,100   Waste Industries, Inc.(c)....       2,523,819
                                             --------------
              TOTAL ENVIRONMENTAL
              MANAGEMENT SERVICES..........      12,022,783
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 1.08%
    142,800   Aaron Rents, Inc. -- Class
                B..........................       2,534,700
    140,000   Amplicon, Inc. ..............       1,522,500
    145,000   Electro Rent Corp.(c)........       1,685,625
    177,900   Rent-A-Center, Inc.(a)(c)....       3,524,644
     79,000   XTRA Corp.(c)................       3,367,375
                                             --------------
              TOTAL EQUIPMENT RENTAL AND
              LEASING......................      12,634,844
                                             --------------
              FINANCE -- 2.07%
    320,490   Allied Capital Corp. ........       5,868,973
    145,900   Cash American Investments,
                Inc. ......................       1,422,525
    128,160   CCB Financial Corp. .........       5,582,970
     51,500   Creditrust Corp.(a)(c).......         395,906
    127,340   Metris Companies, Inc. ......       4,544,446
    114,100   NCO Group, Inc.(c)...........       3,437,263
     90,000   Washington Mutual, Inc. .....       2,340,000
     48,800   Web Street, Inc.(c)..........         603,900
                                             --------------
              TOTAL FINANCE................      24,195,983
                                             --------------
              FOOD AND BEVERAGE -- 2.64%
    110,000   Applebees International,
                Inc. ......................       3,245,000
    157,500   Benihana, Inc.(c)............       2,273,906

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     82,000   CEC Entertainment, Inc.(c)...  $    2,326,750
    132,300   Garden Fresh Restaurant
                Corp.(c)...................       2,265,637
    138,000   Morrison Management
                Specialists, Inc. .........       2,975,625
    131,700   Outback Steakhouse,
                Inc.(c)....................       3,415,969
     59,200   P.F. Chang's China Bistro,
                Inc.(c)....................       1,472,600
    159,300   RARE Hospitality
                International, Inc.(c).....       3,447,348
    476,600   Ruby Tuesday, Inc. ..........       8,668,163
     90,800   Sylvan, Inc.(c)..............         771,800
                                             --------------
              TOTAL FOOD AND BEVERAGE......      30,862,798
                                             --------------
              INDUSTRIAL AUTOMATION --0.46%
     58,800   Brooks Automation, Inc.(c)...       1,914,675
     52,400   PRI Automation, Inc.(a)(c)...       3,517,350
                                             --------------
              TOTAL INDUSTRIAL
              AUTOMATION...................       5,432,025
                                             --------------
              INSURANCE -- 0.75%
    103,300   Annuity and Life Re
                (Holdings), Ltd. ..........       2,698,712
     38,600   National Western Life
                Insurance -- Class A(c)....       2,648,925
    149,400   Penn-America Group, Inc. ....       1,157,850
    141,600   Penn Treaty American
                Corp.(a)(c)................       2,230,200
                                             --------------
              TOTAL INSURANCE..............       8,735,687
                                             --------------
              LEISURE AND
                RECREATION -- 0.78%
    173,000   American Coin
                Merchandising(c)...........         475,750
    108,000   Bally Total Fitness
                Holdings(a)(c).............       2,882,250
     83,700   Isle of Capri Casinos,
                Inc.(c)....................       1,103,794
    232,000   Mandalay Resort
                Group(a)(c)................       4,669,000
                                             --------------
              TOTAL LEISURE AND
              RECREATION...................       9,130,794
                                             --------------
              MACHINERY -- 1.14%
    101,400   Asyst Technologies,
                Inc.(c)....................       6,648,037
    207,600   JLG Industries, Inc. ........       3,308,625
    100,000   Kennametal, Inc. ............       3,362,500
                                             --------------
              TOTAL MACHINERY..............      13,319,162
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MAINTENANCE AND SERVICE -- 0.51%
    266,600   Group Maintenance America
                Corp.(c)...................  $    2,849,287
    123,550   The Shaw Group, Inc.(c)......       3,127,359
                                             --------------
              TOTAL MAINTENANCE AND
              SERVICE......................       5,976,646
                                             --------------
              MANUFACTURING -- 4.49%
    300,900   Alpha Industries, Inc.(c)....      17,245,331
    381,800   C&D Technology, Inc. ........      16,226,500
     85,000   E-Tek Dynamics, Inc.(c)......      11,443,125
    139,800   Lydall, Inc.(c)..............         926,175
    151,800   Motorcar Parts and
                Accessories, Inc.(c).......         170,775
    157,600   Rock of Ages Corp.(c)........         719,050
    140,600   Trex Company, Inc.(c)........       3,761,050
    177,075   Watsco, Inc. ................       2,047,430
                                             --------------
              TOTAL MANUFACTURING..........      52,539,436
                                             --------------
              MEDIA -- 3.15%
    185,000   Cumulus Media, Inc. -- Class
                A(c).......................       9,388,750
    614,400   Granite Broadcasting
                Corp.(c)...................       6,220,800
    126,450   Gray Communications Systems,
                Inc. -- Class B............       1,707,075
    171,000   Houghton Mifflin Company.....       7,214,063
     35,500   Liberty Digital, Inc. --
                Class A(c).................       2,635,875
    126,500   NBC Internet, Inc. -- Class
                A(c).......................       9,772,125
                                             --------------
              TOTAL MEDIA..................      36,938,688
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 4.64%
    229,400   American Retirement
                Corp.(a)(c)................       1,820,862
    170,800   Brookdale Living Communities,
                Inc.(c)....................       2,113,650
    231,500   Caredata.com, Inc.(c)........       1,533,687
    267,000   Centennial Healthcare
                Corp.(c)...................         801,000
     99,600   drkoop.com, Inc.(a)(c).......       1,182,750
     25,916   Healtheon/WebMD
                Corp.(a)(c)................         971,850
    168,800   Horizon Health Corp.(c)......       1,202,700
     99,500   Lifeline Systems, Inc.(c)....       1,492,500
    106,600   National Dentex Corp.(c).....       1,785,550
    284,500   Orthalliance, Inc. -- Class
                A(a)(c)....................       1,778,125
    285,000   Owens & Minor Holding
                Company....................       2,547,188

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
    255,700   Prime Medical Service,
                Inc.(c)....................  $    2,333,263
     96,800   Province Healthcare
                Company(c).................       1,839,200
    585,600   Quorum Health Group,
                Inc.(c)....................       5,453,400
    481,600   Res-Care, Inc.(a)(c).........       6,140,400
    157,100   Rural/Metro Corp.(c).........         672,592
    226,400   Shared Medical Systems
                Corp. .....................      11,532,250
    254,000   Universal Health Services --
                Class B(c).................       9,144,000
                                             --------------
              TOTAL MEDICAL AND OTHER
              HEALTH SERVICES..............      54,344,967
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.31%
     31,400   ArthroCare Corp.(c)..........       1,915,400
    107,400   Candela Corp.(a)(c)..........       2,000,325
    121,200   Closure Medical
                Corp.(a)(c)................       1,560,450
     65,600   Cytyc Corp.(a)(c)............       4,005,700
    112,200   Molecular Devices Corp.(c)...       5,834,400
                                             --------------
              TOTAL MEDICAL EQUIPMENT AND
              SUPPLIES.....................      15,316,275
                                             --------------
              METALS AND MINING -- 0.09%
     78,600   Wolverine Tube, Inc.(c)......       1,110,225
                                             --------------
              OIL AND GAS -- 2.54%
    221,800   Berry Petroleum..............       3,354,725
     71,600   Devon Energy Corp. ..........       2,353,850
    360,000   Marine Drilling Companies,
                Inc.(c)....................       8,077,500
    200,000   Pride International,
                Inc.(c)....................       2,925,000
    330,000   Rowan Companies, Inc.(c).....       7,156,875
    216,700   Tosco Corp. .................       5,891,531
                                             --------------
              TOTAL OIL AND GAS............      29,759,481
                                             --------------
              PHARMACEUTICALS -- 2.25%
     52,700   Alkermes, Inc.(c)............       2,588,888
     57,900   Celgene Corp.(a)(c)..........       4,053,000
    207,100   Duane Reade, Inc.(a)(c)......       5,708,194
    135,600   Jones Pharma, Inc. ..........       5,890,125
    125,900   Medicis Pharmaceutical
                Corp. -- Class A(c)........       5,358,619
    214,300   Natrol, Inc.(c)..............       1,500,100
     71,400   Noven Pharmaceuticals,
                Inc.(c)....................       1,294,125
                                             --------------
              TOTAL PHARMACEUTICALS........      26,393,051
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 1.24%
     22,200   Alexandria Real Estate
                Equities, Inc. ............  $      706,238
    108,569   Chateau Communities, Inc. ...       2,816,008
    232,100   Equity Inns, Inc. ...........       1,566,675
     77,700   Health Care Property
                Investments, Inc. .........       1,855,088
     61,600   National Health Investors,
                Inc. ......................         916,300
    129,400   Pacific Gulf Properties,
                Inc. ......................       2,620,350
     97,900   Sovran Self Storage, Inc. ...       1,853,981
     69,200   Sun Communities, Inc. .......       2,227,375
                                             --------------
              TOTAL REAL ESTATE INVESTMENT
              TRUSTS.......................      14,562,015
                                             --------------
              RESEARCH AND DEVELOPMENT -- 0.74%
    104,900   Albany Molecular Research,
                Inc.(c)....................       3,199,450
     30,300   CuraGen Corp.(c).............       2,113,425
    223,000   Kendle International,
                Inc.(c)....................       2,202,125
    102,000   PAREXEL International
                Corp.(c)...................       1,204,875
                                             --------------
              TOTAL RESEARCH AND
              DEVELOPMENT..................       8,719,875
                                             --------------
              RETAIL -- 2.79%
    176,300   Blue Rhino Corp.(a)(c).......       1,718,925
    353,850   Consolidated Stores
                Corp.(c)...................       5,750,063
     50,925   Cost Plus, Inc.(c)...........       1,814,203
    184,200   Duckwall-Alco Stores,
                Inc.(c)....................       1,404,525
    187,100   Fred's, Inc. ................       2,981,906
     98,600   Hibbet Sporting Goods,
                Inc.(c)....................       1,676,200
    196,400   Hot Topic, Inc.(a)(c)........       4,566,300
    108,300   Michael Anthony Jewelers,
                Inc.(c)....................         318,131
    164,900   Regis Corp. .................       3,112,488
     31,200   SCP Pool Corp.(c)............         809,250
    134,400   Shop At Home, Inc.(c)........       1,335,600
    145,500   The Men's Wearhouse,
                Inc.(c)....................       4,274,063
     66,600   Tweeter Home Entertainment
                Group, Inc.(c).............       2,364,300
    208,100   U.S. Vision, Inc.(c).........         533,256
                                             --------------
              TOTAL RETAIL.................      32,659,210
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SECURITY -- 0.62%
    128,000   Burns International Services
                Corp.(c)...................  $    1,384,000
    265,500   Pittston Brink's Group.......       5,841,000
                                             --------------
              TOTAL SECURITY...............       7,225,000
                                             --------------
              SEMICONDUCTORS -- 8.30%
     67,800   American Xtal Technology,
                Inc.(a)(c).................       1,182,262
    137,500   ATMI, Inc.(c)................       4,546,094
     69,700   Credence Systems Corp.(c)....       6,029,050
    234,600   Cree Research, Inc.(a)(c)....      20,028,975
    116,000   DuPont Photomasks, Inc.(c)...       5,597,000
    230,000   Fairchild Semiconductor
                Corp. -- Class A(c)........       6,842,500
    347,200   Integrated Device Technology,
                Inc.(c)....................      10,068,800
     85,000   National Semiconductor
                Corp.(c)...................       3,639,063
    300,000   PLX Technology, Inc.(c)......       5,681,250
     60,400   Qlogic Corp.(c)..............       9,656,450
    105,000   TranSwitch Corp.(c)..........       7,619,063
     62,000   TriQuint Semiconductor,
                Inc.(c)....................       6,897,500
    275,000   Varian Semiconductor
                Equipment Associates,
                Inc.(c)....................       9,350,000
                                             --------------
              TOTAL SEMICONDUCTORS.........      97,138,007
                                             --------------
              TELECOMMUNICATIONS -- 6.04%
    119,600   Adaptive Broadband
                Corp.(c)...................       8,827,975
     94,400   CFW Communications Company...       3,280,400
    176,700   Classic Communications,
                Inc. -- Class A(a)(c)......       6,460,594
    234,100   Comdial Corp.(a)(c)..........       2,326,369
    238,727   Davel Communications Group...       1,133,953
    270,000   ICG Communications,
                Inc.(c)....................       5,062,500
    153,800   Leap Wireless International,
                Inc.(c)....................      12,073,300
    253,190   Metrocall, Inc.(c)...........         427,258
    172,200   Metro One Telecommunications,
                Inc.(c)....................       2,238,600
    249,900   P-Com, Inc.(a)(c)............       2,210,066
    154,930   Price Communications
                Corp.(c)...................       4,308,991
     35,600   Primus Telecommunications
                Group, Inc.(c).............       1,361,700
     93,600   Rural Cellular Corp. -- Class
                A(c).......................       8,470,800

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     79,500   SeaChange International,
                Inc.(c)....................  $    2,812,313
     61,800   Somera Communications,
                Inc.(c)....................         768,638
    135,000   Western Wireless Corp. --
                Class A(c).................       9,011,250
                                             --------------
              TOTAL TELECOMMUNICATIONS.....      70,774,707
                                             --------------
              TRANSPORT SERVICES -- 0.44%
    105,200   Monaco Coach Corp.(c)........       2,689,175
     49,350   Oshkosh Truck Corp. .........       1,446,572
      4,000   Petroleum Helicopters, Inc.
                (Voting)...................          37,000
     96,200   Petroleum Helicopters, Inc.
                (Non-Voting)...............         937,950
                                             --------------
              TOTAL TRANSPORT SERVICES.....       5,110,697
                                             --------------
              TRANSPORTATION: FREIGHT -- 3.12%
    204,900   Air Express International
                Corp. .....................       6,620,831
    430,000   Airborne Freight Corp. ......       9,460,000
    296,300   Circle International Group,
                Inc. ......................       6,592,675
    148,700   CNF Transportation, Inc. ....       5,130,150
     76,000   Forward Air Corp.(c).........       3,296,500
    115,474   Fritz Companies, Inc.(c).....       1,212,477
    238,300   Pittston BAX Group...........       2,531,938
     65,000   Sea Containers Ltd.(a).......       1,730,625
                                             --------------
              TOTAL TRANSPORTATION:
              FREIGHT......................      36,575,196
                                             --------------
              UTILITIES: ELECTRIC -- 0.71%
    850,000   El Paso Electric
                Company(c).................       8,340,625
                                             --------------
              TOTAL COMMON STOCK
              (Cost $851,817,359)..........   1,100,762,692
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 1.61%
  5,677,316   Janus Money Market Fund(b)...       5,677,316
 13,207,608   Merrimac Cash Fund -- Premium
                Class(b)...................      13,207,608
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $18,884,924).................      18,884,924
                                             --------------
 PRINCIPAL
 ---------
              CERTIFICATES OF
                DEPOSIT -- 1.16%
$ 2,014,753   American Express Centurion
                Bank, 6.15%, 01/26/00(b)...       2,014,753
  3,193,490   Den Danske Bank, 6.39%,
                01/20/00(b)................       3,193,490

 PRINCIPAL                                       VALUE
 ---------                                   --------------

              CERTIFICATES OF DEPOSIT (CONTINUED)
$ 3,193,490   Den Danske Bank, 6.41%,
                01/27/00(b)................  $    3,193,490
  2,014,753   Royal Bank of Scotland,
                6.15%, 01/20/00(b).........       2,014,753
  3,193,490   Royal Bank of Scotland,
                6.31%, 01/27/00(b).........       3,193,490
                                             --------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $13,609,976)...........      13,609,976
                                             --------------
              TIME DEPOSITS -- 1.18%
 13,761,867   BankBoston, N.A., 4.68%,
                01/03/00(b) (Cost
                $13,761,867)...............      13,761,867
                                             --------------
              SHORT TERM CORPORATE NOTES -- 5.89%
  6,000,000   Bank of Montreal, Floating
                Rate, 4.33%(++),
                04/05/00(b)................       6,000,000
 10,000,000   First Union National Bank,
                Floating Rate, 4.765%(++),
                05/01/00(b)................      10,000,000
  7,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 4.605%(++),
                07/07/00(b)................       7,000,000
 18,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.60%(++), 01/11/00(b).....      18,000,000
 28,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.85%(++),
                03/10/00(b)................      28,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $69,000,000).....      69,000,000
                                             --------------
              TOTAL SECURITIES
              (Cost $967,074,126)..........   1,216,019,459
                                             --------------
              REPURCHASE AGREEMENTS --5.51%
 21,761,202   With Investors Bank & Trust
                dated 12/31/99, 3.06%, due
                01/03/00, repurchase
                proceeds at maturity,
                $21,766,751 (Collateralized
                by Freddie Mac, 7.70%, due
                03/15/24, with a value of
                $8,422,979, and Ginnie Mae,
                Adjustable Rate Mortgage,
                6.375%, due 04/20/22, with
                a value of $14,428,376)
                (Cost $21,761,202).........      21,761,202

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$ 9,935,394   With Investors Bank & Trust,
                dated 12/31/99, 3.06%, due
                01/03/00, repurchase
                proceeds at maturity,
                $9,937,927 (Collateralized
                by Fannie Mae, 7.00%, due
                04/01/09, with a value of
                $4,323,381, and Student
                Loan Marketing Association,
                5.685%, due 10/25/05, with
                a value of $6,108,855)
                (Cost $9,935,394)..........  $    9,935,394
 22,745,452   With Investors Bank & Trust,
                dated 12/31/99, 3.06%, due
                01/03/00, repurchase
                proceeds at maturity
                $22,751,252 (Collateralized
                by Ginnie Mae, Adjustable
                Rate Mortgage, 6.375% , due
                01/20/24, with a value of
                $17,640,747, and Small
                Business Administration
                Loan, 6.125%, due 03/25/24,
                with a value of $6,241,978)
                (Cost $22,745,452).........      22,745,452
 10,028,630   With Investors Bank & Trust,
                dated 12/31/99, 3.06%, due
                01/03/00, repurchase
                proceeds at maturity
                $10,031,187 (Collateralized
                by various Small Business
                Administration Loans,
                8.125% - 8.375%, due
                11/25/10 to 02/25/24, with
                a total value of
                $10,530,062) (Cost
                $10,028,630)...............      10,028,630
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $64,470,678)...........      64,470,678
                                             --------------
              Total Investments -- 109.35%
              (Cost $1,031,544,804)........   1,280,490,137
              Liabilities less other
              assets -- (9.35)%............    (109,455,856)
                                             --------------
              NET ASSETS -- 100.00%........  $1,171,034,281
                                             ==============


The aggregate cost of securities for federal income tax
purposes at December 31, 1999, is $1,036,760,410.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $330,649,712
    Gross unrealized depreciation..........   (86,919,985)
                                             ------------
    Net unrealized appreciation............  $243,729,727
                                             ============

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 1999.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 100.52%
              ACCOUNTING SERVICES -- 1.53%
    150,000   Profit Recovery Group
                International, Inc.(c).......  $  3,984,375
                                               ------------
              ADVERTISING -- 1.95%
     88,000   Interpublic Group of Companies,
                Inc. ........................     5,076,500
                                               ------------
              BANKS -- 1.56%
    100,000   Wells Fargo Company............     4,043,750
                                               ------------
              COMMUNICATIONS EQUIPMENT -- 6.89%
     60,000   Harmonic, Inc.(c)..............     5,696,250
     70,000   Powerwave Technologies,
                Inc.(c)......................     4,086,250
     46,200   QUALCOMM, Inc.(c)..............     8,136,975
                                               ------------
              TOTAL COMMUNICATIONS
              EQUIPMENT......................    17,919,475
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.41%
     80,920   Sun Microsystems, Inc.(c)......     6,266,243
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 15.15%
     31,500   America Online, Inc.(c)........     2,376,281
     62,000   Cisco Systems, Inc.(c).........     6,641,750
     11,000   Check Point Software
                Technologies Ltd.(a)(c)......     2,186,250
     80,000   Entrust Technologies,
                Inc.(c)......................     4,795,000
     41,000   Exodus Communications,
                Inc.(c)......................     3,641,313
     28,500   Microsoft Corp.(c).............     3,327,375
     62,000   Siebel Systems, Inc.(c)........     5,208,000
    100,000   Synopsys, Inc.(c)..............     6,675,000
     10,500   Yahoo!, Inc.(a)(c).............     4,543,219
                                               ------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES.......................    39,394,188
                                               ------------
              CONSUMER GOODS AND SERVICES -- 4.81%
     51,500   General Electric Company.......     7,969,625
     41,500   Procter & Gamble Company.......     4,546,844
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.......................    12,516,469
                                               ------------
              ELECTRONICS -- 4.33%
     25,000   Oak Industries, Inc.(c)........     2,653,125
     46,500   Sanmina Corp. (a)(c)...........     4,644,188
     41,500   Solectron Corp.(c).............     3,947,687
                                               ------------
              TOTAL ELECTRONICS..............    11,245,000
                                               ------------
              FINANCIAL SERVICES -- 1.69%
     26,500   American Express Company.......     4,405,625
                                               ------------
              INSURANCE -- 1.73%
     41,500   American International Group...     4,487,188
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING -- 4.18%
     36,000   Corning, Inc. .................  $  4,641,750
     21,000   Optical Coating Laboratory,
                Inc. ........................     6,216,000
                                               ------------
              TOTAL MANUFACTURING............    10,857,750
                                               ------------
              MEDIA -- 8.46%
     40,000   AMFM, Inc.(c)..................     3,130,000
    150,000   AT & T Corp.-Liberty Media
                Group -- Class A(a)(c).......     8,512,500
     51,500   Clear Channel
                Communications(c)............     4,596,375
    114,000   Comcast Corp. -- Class A
                (Special)....................     5,764,125
                                               ------------
              TOTAL MEDIA....................    22,003,000
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.34%
     95,000   MedQuist, Inc.(c)..............     2,452,187
     77,500   Medtronic, Inc. ...............     2,823,906
     15,700   VISX, Inc.(c)..................       812,475
                                               ------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES.......................     6,088,568
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.88%
     80,000   ArthroCare Corp.(c)............     4,880,000
                                               ------------
              PHARMACEUTICALS -- 9.27%
     36,000   Bristol-Myers Squibb Company...     2,310,750
     26,000   Johnson & Johnson..............     2,421,250
     77,500   Jones Pharma, Inc. ............     3,366,406
    100,000   King Pharmaceuticals, Inc.
                (a)(c).......................     5,606,250
     20,000   MedImmune, Inc.(c).............     3,317,500
    114,000   Pfizer, Inc. ..................     3,697,875
     41,225   Warner-Lambert Company.........     3,377,873
                                               ------------
              TOTAL PHARMACEUTICALS..........    24,097,904
                                               ------------
              RESTAURANTS -- 0.64%
     41,500   McDonald's Corp. ..............     1,672,969
                                               ------------
              RETAIL -- 5.26%
     51,500   Costco Wholesale Corp.(c)......     4,699,375
     50,000   Dayton-Hudson Corp. ...........     3,671,875
     77,250   Home Depot, Inc. ..............     5,296,453
                                               ------------
              TOTAL RETAIL...................    13,667,703
                                               ------------
              SCIENTIFIC EQUIPMENT -- 0.87%
    100,000   Varian, Inc.(c)................     2,250,000
                                               ------------
              SEMICONDUCTORS -- 11.09%
    103,500   Amkor Technology, Inc.(c)......     2,923,875
     31,000   Applied Materials, Inc.(c).....     3,927,312
     16,000   Broadcom Corp. -- Class A
                (c)..........................     4,358,000
    103,500   Conexant Systems, Inc.(a)(c)...     6,869,812

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
    180,000   LTX Corp.(c)...................  $  4,027,500
     42,000   QLogic Corp.(c)................     6,714,750
                                               ------------
              TOTAL SEMICONDUCTORS...........    28,821,249
                                               ------------
              TELECOMMUNICATIONS -- 12.39%
     61,000   Carrier Access Corp.(a)(c).....     4,106,063
     54,000   MCI Worldcom, Inc.(c)..........     2,865,375
     84,325   Polycom, Inc.(c)...............     5,370,448
     46,500   Tellabs, Inc.(c)...............     2,984,719
     60,000   VoiceStream Wireless
                Corp.(a)(c)..................     8,538,750
    125,000   Western Wireless Corp. -- Class
                A(c).........................     8,343,750
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    32,209,105
                                               ------------
              UTILITIES -- 2.09%
     85,000   Calpine Corp.(c)...............     5,440,000
                                               ------------
              TOTAL COMMON STOCK
              (Cost $174,109,459)............   261,327,061
                                               ------------
              REGULATED INVESTMENT COMPANY -- 0.00%
      3,455   Janus Money Market Fund(b)
                (Cost $3,455)................         3,455
                                               ------------
 PRINCIPAL
 ---------
              CERTIFICATES OF DEPOSIT -- 1.69%
$   500,866   American Express Centurion
                Bank, 6.15%, 01/26/00(b).....       500,866
  1,126,944   Den Danske Bank, 6.39%,
                01/20/00(b)..................     1,126,944
  1,126,944   Den Danske Bank, 6.41%,
                01/27/00(b)..................     1,126,944
    500,865   Royal Bank Of Scotland, 6.15%,
                01/20/00(b)..................       500,865
  1,126,944   Royal Bank Of Scotland, 6.31%,
                01/27/00(b)..................     1,126,944
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $4,382,563)..............     4,382,563
                                               ------------
              TIME DEPOSIT -- 0.30%
    786,682   BankBoston, N.A., 4.68%,
                01/03/00(b) (Cost
                $786,682)....................       786,682
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 13.66%
$ 3,000,000   Bank of Montreal, Floating
                Rate, 4.33%(++),
                04/05/00(b)..................  $  3,000,000
  2,000,000   First Union National Bank,
                Floating Rate, 4.765%(++),
                05/01/00(b)..................     2,000,000
 11,500,000   JP Morgan Securities, Inc.,
                Floating Rate, 4.605%(++),
                07/07/00(b)..................    11,500,000
  9,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.60%(++), 01/11/00(b).......     9,000,000
 10,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.85%(++),
                03/10/00(b)..................    10,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $35,500,000).......    35,500,000
                                               ------------
              Total Investments -- 116.17%
              (Cost $214,782,159)............  $301,999,761
              Liabilities less other
              assets -- (16.17%).............   (42,025,339)
                                               ------------
              NET ASSETS -- 100.00%..........  $259,974,422
                                               ============
    The aggregate cost of securities for federal income tax
         purposes at December 31, 1999 is $214,903,431.

    The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $ 91,065,180
    Gross unrealized depreciation............    (3,968,850)
                                               ------------
    Net unrealized appreciation..............  $ 87,096,330
                                               ============

---------------

(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 1999.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 95.70%
             AEROSPACE -- 2.95%
$2,000,000   BE Aerospace, 8.00%, 03/01/08...  $  1,740,000
 1,375,000   BE Aerospace, 9.50%, 11/01/08...     1,292,500
 1,200,000   Compass Aerospace, 10.125%,
               04/15/05......................       660,000
                                               ------------
             TOTAL AEROSPACE.................     3,692,500
                                               ------------
             AUTOMOTIVE PARTS AND EQUIPMENT -- 1.38%
 1,900,000   Accuride Corp., 9.25%,
               02/01/08......................     1,729,000
                                               ------------
             AUTOMOTIVE RENTAL -- 3.24%
 1,650,000   Avis Rent A Car, Inc., 11.00%,
               05/01/09......................     1,732,500
 1,300,000   Budget Group, Inc., 9.125%,
               04/01/06......................     1,209,000
 1,150,000   United Rentals, Inc., 9.25%,
               01/15/09......................     1,104,000
                                               ------------
             TOTAL AUTOMOTIVE RENTAL.........     4,045,500
                                               ------------
             BROADCASTING -- 2.87%
 1,500,000   Echostar DBS Corp., 9.25%,
               02/01/06......................     1,507,500
 2,100,000   Sinclair Broadcast Group,
               10.00%, 09/30/05..............     2,079,000
                                               ------------
             TOTAL BROADCASTING..............     3,586,500
                                               ------------
             BUILDING PRODUCTS -- 0.84%
 1,100,000   American Standard, Inc., 8.25%,
               06/01/09......................     1,054,625
                                               ------------
             BUSINESS SERVICES -- 2.00%
 1,600,000   Fisher Scientific International,
               9.00%, 02/01/08...............     1,534,000
 1,000,000   Fisher Scientific
               International -- 144A, 9.00%,
               02/01/08......................       958,750
                                               ------------
             TOTAL BUSINESS SERVICES.........     2,492,750
                                               ------------
             CHEMICALS -- 4.56%
 1,175,000   General Chemical Industrial
               Products, 10.625%, 05/01/09...     1,163,250
 1,150,000   Lyondell Chemical Company --
               144A, 9.625%, 05/01/07........     1,175,875
 1,300,000   Octel Developments, PLC, 10.00%,
               05/01/06......................     1,287,000
 2,000,000   ZSC Speciality Chemical PLC --
               144A, 11.00%, 07/01/09........     2,075,000
                                               ------------
             TOTAL CHEMICALS.................     5,701,125
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             COMMERCIAL SERVICES -- 2.57%
$2,200,000   Mail-Well Corp., 8.75%,
               12/15/08......................  $  2,090,000
 1,225,000   Pierce Leahy Command Company,
               8.125%, 05/15/08..............     1,120,875
                                               ------------
             TOTAL COMMERCIAL SERVICES.......     3,210,875
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 2.13%
 1,400,000   Psinet, Inc., 10.50%,
               12/01/06......................     1,410,500
 1,300,000   Unisys Corp., 7.875%,
               04/01/08......................     1,254,500
                                               ------------
             TOTAL COMPUTER SOFTWARE AND
             SERVICES........................     2,665,000
                                               ------------
             CONSTRUCTION -- 5.07%
 1,400,000   D.R. Horton, Inc., 8.375%,
               06/15/04......................     1,356,250
 1,850,000   Kaufman and Broad Home Corp.,
               7.75%, 10/15/04...............     1,739,000
 1,700,000   Nortek, Inc., 8.875%,
               08/01/08......................     1,615,000
 1,750,000   Toll Corp., 8.125%, 02/01/09....     1,627,500
                                               ------------
             TOTAL CONSTRUCTION..............     6,337,750
                                               ------------
             CONSUMER GOODS AND SERVICES -- 2.82%
 1,800,000   Huntsman Packaging Corp.,
               9.125%, 10/01/07..............     1,782,000
 1,800,000   Scotts Company -- 144A, 8.625%,
               01/15/09......................     1,746,000
                                               ------------
             TOTAL CONSUMER GOODS AND
             SERVICES........................     3,528,000
                                               ------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 1.59%
 2,250,000   Allied Waste North America
               Industries, Inc., 7.875%,
               01/01/09......................     1,988,438
                                               ------------
             FINANCE -- 1.15%
 1,500,000   Williams Scotsman, Inc., 9.875%,
               06/01/07......................     1,440,000
                                               ------------
             FOOD AND BEVERAGE -- 3.05%
 2,600,000   Canandaigua Brands, Inc., 8.50%,
               03/01/09......................     2,489,500
 1,250,000   Chiquita Brands International,
               Inc., 10.00%, 06/15/09........       903,125
   100,000   Cott Corp., 9.375%, 07/01/05....        98,500
   325,000   Delta Beverage Group, 9.75%,
               12/15/03......................       325,000
                                               ------------
             TOTAL FOOD AND BEVERAGE.........     3,816,125
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 1999

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             INDUSTRIAL -- 12.34%
$1,000,000   AK Steel Corp., 9.125%,
               12/15/06......................  $  1,017,500
 1,000,000   American Pacific Corp., 9.25%,
               03/01/05......................     1,005,000
 1,300,000   Atlas Air, Inc. -- 144A, 9.375%,
               11/15/06......................     1,254,500
 1,800,000   Building Materials Corp., 8.00%,
               12/01/08......................     1,629,000
   450,000   Burke Industries, Inc., 10.00%,
               08/15/07......................       184,500
 2,000,000   Carrols Corp., 9.50%,
               12/01/08......................     1,820,000
 1,075,000   Classic Cable, Inc., 9.375%,
               08/01/09......................     1,056,187
 1,125,000   Geologistics Corp., 9.75%,
               10/15/07......................       337,500
 1,975,000   HMH Properties, 7.875%,
               08/01/08......................     1,760,219
 1,850,000   Muzak LLC, 9.875%, 03/15/09.....     1,776,000
   920,000   P&L Coal Holdings Corp., 8.875%,
               05/15/08......................       899,300
   625,000   Pronet, Inc., 11.875%,
               06/15/05......................       425,000
 1,100,000   Republic Group, Inc., 9.50%,
               07/15/08......................     1,034,000
 1,300,000   Wesco Distribution, Inc.,
               9.125%, 06/01/08..............     1,222,000
                                               ------------
             TOTAL INDUSTRIAL................    15,420,706
                                               ------------
             LEISURE AND RECREATION -- 8.63%
 2,000,000   Bally Total Fitness Holding,
               9.875%, 10/15/07..............     1,940,000
 2,025,000   Cinemark USA, 9.625%, 08/01/08..     1,822,500
 1,600,000   Harrahs Operating Company, Inc.,
               7.875%, 12/15/05..............     1,546,000
 1,100,000   Mohegan Tribal Gaming, 8.75%,
               01/01/09......................     1,083,500
 1,800,000   Park Place Entertainment Corp.,
               7.875%, 12/15/05..............     1,723,500
   150,000   Riddell Sports, Inc., 10.50%,
               07/15/07......................       129,750
 1,200,000   Six Flags Entertainment, 8.875%,
               04/01/06......................     1,171,500
 1,400,000   Town Sports International,
               9.75%, 10/15/04...............     1,365,000
                                               ------------
             TOTAL LEISURE AND RECREATION....    10,781,750
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             MACHINERY -- 2.94%
$1,975,000   Advanced Lighting Technologies,
               Inc. -- 144A, 8.00%,
               03/15/08......................  $  1,678,750
 2,000,000   National Equipment Services,
               10.00%, 11/30/04..............     2,000,000
                                               ------------
             TOTAL MACHINERY.................     3,678,750
                                               ------------
             MANAGEMENT SERVICES -- 1.13%
 1,550,000   Iron Mountain, Inc., 8.25%,
               07/01/11......................     1,406,625
                                               ------------
             MANUFACTURING -- 7.19%
 2,100,000   AEP Industries, 9.875%,
               11/15/07......................     2,021,250
 1,550,000   Consumers Packaging,
               Inc. -- 144A, 9.75%,
               02/01/07......................     1,085,000
   625,000   Dyersburg Corp., 9.75%,
               09/01/07......................       250,000
   700,000   Fedders North America, 9.375%,
               8/15/07.......................       686,000
 2,575,000   Federal-Mogul Corp., 7.50%,
               01/15/09......................     2,293,712
 1,600,000   Mark IV Industries, Inc., 7.75%,
               04/01/06......................     1,496,240
 1,150,000   Portola Packaging, 10.75%,
               10/01/05......................     1,150,000
                                               ------------
             TOTAL MANUFACTURING.............     8,982,202
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 1.93%
 2,500,000   Tenet Healthcare Corp., 8.625%,
               01/15/07......................     2,412,500
                                               ------------
             METALS AND MINING -- 0.64%
   800,000   Kaiser Aluminum and Chemicals,
               10.875%, 10/15/06.............       802,000
                                               ------------
             OIL AND GAS -- 3.46%
 2,000,000   Gulf Canada Resources Ltd.,
               9.25%, 01/15/04...............     2,020,000
 2,375,000   Plains Resources, Inc., 10.25%,
               03/15/06......................     2,303,750
                                               ------------
             TOTAL OIL AND GAS...............     4,323,750
                                               ------------
             PAPER AND FOREST
               PRODUCTS -- 0.55%
   750,000   US Timberlands, 9.625%,
               11/15/07......................       692,812
                                               ------------
             PUBLISHING -- 1.74%
 2,175,000   American Media Operations, Inc.,
               10.25%, 05/01/09..............     2,180,438
                                               ------------
             RETAIL -- 0.74%
 1,000,000   Ameriking, Inc., 10.75%,
               12/01/06......................       920,000
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 1999

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             SPECIAL PURPOSE ENTITY -- 2.02%
$2,000,000   Caithness Coso Funding Corp.,
               9.05%, 12/15/09...............  $  1,990,000
   500,000   RBF Finance Company, 11.375%,
               03/15/09......................       535,000
                                               ------------
             TOTAL SPECIAL PURPOSE ENTITY....     2,525,000
                                               ------------
             TELECOMMUNICATIONS -- 13.15%
 1,300,000   Adelphia Communications Corp.,
               9.375%, 11/15/09..............     1,274,000
   900,000   Call-Net Enterprises, Inc.,
               9.375%, 05/15/09..............       740,250
 2,600,000   Charter Communications Holdings,
               LLC, 8.625%, 04/01/09.........     2,401,750
 1,900,000   Global Crossing Holding, LTD.,
               9.625%, 05/15/08..............     1,900,000
 2,475,000   Intermedia Communications, Inc.,
               9.50%, 03/01/09...............     2,363,625
 2,000,000   Level 3 Communications, Inc.,
               9.125%, 05/01/08..............     1,885,000
 1,650,000   McLeodUSA, Inc., 8.125%,
               02/15/09......................     1,538,625
 2,000,000   Nextel Communications, 9.375%,
               11/15/09......................     1,960,000
   700,000   Nextlink Communications, 9.625%,
               10/01/07......................       682,500
   550,000   Nextlink Communications, 10.50%,
               12/01/09......................       558,250
   500,000   Rural Cellular Corp., 9.625%,
               05/15/08......................       511,250
   600,000   Voicestream Wireless Corp.,
               10.375%, 11/15/09.............       618,000
                                               ------------
             TOTAL TELECOMMUNICATIONS........    16,433,250
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             TRANSPORTATION -- 1.15%
$1,500,000   American Commercial Lines, LLC,
               10.25%, 06/30/08..............  $  1,440,000
                                               ------------
             UTILITIES: ELECTRIC -- 1.87%
 2,200,000   AES Corp., 10.25%, 07/15/06.....     2,233,000
   100,000   Calpine Corp., 9.25%,
               02/01/04......................       100,750
                                               ------------
             TOTAL UTILITIES: ELECTRIC.......     2,333,750
                                               ------------
             TOTAL SECURITIES (Cost
             $126,172,168)...................   119,621,721
                                               ------------
             REPURCHASE AGREEMENT -- 1.96%
 2,447,625   With Investors Bank & Trust,
               dated 12/31/99, 3.06%, due
               01/03/00, repurchase proceeds
               at maturity $2,448,249
               (Collateralized by Fannie Mae
               Adjustable Rate Mortgage,
               6.437%, due 01/01/20, with a
               value of $2,570,021) (Cost
               $2,447,625)...................     2,447,625
                                               ------------
             Total Investments -- 97.66%
             (Cost $128,619,793).............   122,069,346
             Other assets less
             liabilities -- 2.34%............     2,921,062
                                               ------------
             NET ASSETS -- 100.00%...........  $124,990,408
                                               ============

The aggregate cost of securities for federal income tax
purposes at December 31, 1999, is $128,673,751.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $    322,158
    Gross unrealized depreciation..........    (6,926,563)
                                             ------------
    Net unrealized depreciation............  $ (6,604,405)
                                             ============

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS  -- 97.63%
              AUTOMOBILE  -- 3.32%
     70,200   Bayerische Motoren Werke
               AG(a)....................  $  2,181,205     GER
     18,000   DaimlerChrysler AG........     1,389,190     GER
     97,000   Fiat SpA..................     1,395,151     ITA
     43,000   Fiat SpA..................     1,221,854     ITA
    135,900   GKN PLC...................     2,135,546      UK
    218,000   Mitsubishi Motors
               Corp.(c).................       743,315     JPN
    337,000   Nissan Motor Company,
               Ltd.(c)..................     1,323,567     JPN
     21,800   Peugeot SA................     4,925,025     FRA
    193,000   Suzuki Motor Corp. .......     2,811,412     JPN
     20,444   Valeo SA..................     1,569,615     FRA
                                          ------------
              TOTAL AUTOMOBILE..........    19,695,880
                                          ------------
              BANKS -- 6.62%
    121,234   ABN AMRO Holding N.V. ....     3,013,526     NET
     26,000   Allied Irish Banks PLC....       294,476     IRE
    281,490   Australia & New Zealand
               Bank Group, Ltd. ........     2,041,000     AUS
     52,000   Banco Bilbao Vizcaya SA...       736,970     SPA
     35,000   Bank of Scotland..........       405,583      UK
     18,265   Banque National de Paris
               (BNP)....................     1,676,924     FRA
     65,000   Canadian Imperial Bank of
               Commerce.................     1,543,750     CDA
     36,666   Deutsche Bank AG..........     3,077,476     GER
    127,050   ForeningsSparbanken --
               Class A..................     1,858,970     SWE
    176,000   Fuji Bank, Ltd.(a)........     1,707,464     JPN
      3,020   Holderbank Financial
               Glaris -- Class B........     4,112,868     SWI
     40,352   ING Groep N.V. ...........     2,424,263     NET
    746,000   Keppel Tatlee Bank,
               Ltd. ....................     1,647,839     SIN
    343,600   Lloyds TSB Group PLC......     4,289,021      UK
     50,246   Royal Bank of Scotland
               Group PLC................       889,178      UK
    185,000   Svenska Handelsbanken
               AB -- Class A............     2,317,088     SWE
    275,000   Toyo Trust & Banking Co.,
               Ltd. ....................     1,128,435     JPN
    714,960   Turkiye Is Bankasi
               (Isbank) (GDR)...........     2,752,596     TUR
    487,329   Westpac Banking Corp. ....     3,350,436     AUS
                                          ------------
              TOTAL BANKS...............    39,267,863
                                          ------------

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              CHEMICALS -- 1.08%
     70,905   DSM NV....................  $  2,828,514     NET
    162,000   Mitsui Chemicals, Inc. ...     1,302,577     JPN
        300   Norsk Hydro ASA (ADR).....        12,825     NOR
     53,400   Norsk Hydro ASA...........     2,232,430     NOR
                                          ------------
              TOTAL CHEMICALS...........     6,376,346
                                          ------------
              COMPUTER EQUIPMENT -- 1.04%
     45,000   Fujitsu, Ltd. ............     2,048,751     JPN
     14,300   Nidec Corporation.........     4,121,439     JPN
                                          ------------
              TOTAL COMPUTER
              EQUIPMENT.................     6,170,190
                                          ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.37%
     20,000   Meitec Corp. .............       635,044     JPN
     68,000   Newbridge Networks
               Corp.(c).................     1,534,250     CDA
                                          ------------
              TOTAL COMPUTER SOFTWARE
              AND SERVICES..............     2,169,294
                                          ------------
              CONSTRUCTION -- 2.49%
      7,700   Bouygues SA...............     4,869,880     FRA
    134,000   Okumura Corp. ............       451,660     JPN
     22,000   Rohm Company, Ltd. .......     9,027,403     JPN
      7,444   Sanitec Oyj(c)............        96,995     FIN
     37,000   Sekisui House, Ltd. ......       327,147     JPN
                                          ------------
              TOTAL CONSTRUCTION........    14,773,085
                                          ------------
              CONSUMER GOODS AND SERVICES -- 9.72%
      7,900   Christian Dior SA.........     1,947,871     FRA
    153,300   Cifra SA (ADR)(a)(c)......     3,072,454     MEX
     76,000   Hennes & Mauritz..........     2,535,398     SWE
     53,000   Kao Corp. ................     1,509,403     JPN
    268,000   Nikon Corp. ..............     7,855,000     JPN
     29,700   Nintendo Corp., Ltd. .....     4,927,028     JPN
    125,344   Reckitt Benckiser PLC.....     1,172,706      UK
      6,500   Sony Corp. (ADR)..........     1,850,875     JPN
     76,700   Sony Corp. ...............    22,705,378     JPN
     35,000   Sony Music Entertainment,
               Inc. ....................     6,968,881     JPN
    380,000   Storehouse PLC............       284,772      UK
     20,000   TDK Corp. ................     2,757,070     JPN
                                          ------------
              TOTAL CONSUMER GOODS AND
              SERVICES..................    57,586,836
                                          ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 12.58%
     19,800   ASM Lithography Holding
               N.V.(c)..................  $  2,188,965     NET
     79,200   ASM Lithography Holding
               N.V.(a)(c)...............     9,009,000     NET
    400,000   Caradon PLC...............       999,240      UK
     18,500   Epcos AG(c)...............     1,390,693     GER
     31,000   FANUC, Ltd. ..............     3,940,305     JPN
    231,000   Hitachi, Ltd. ............     3,701,244     JPN
    271,000   Johnson Electric Holdings,
               Ltd. ....................     1,739,603     HNG
     17,500   Keyence Corp. ............     7,095,401     JPN
     74,000   Murata Manufacturing
               Company, Ltd. ...........    17,351,372     JPN
    392,000   NEC Corp. ................     9,325,562     JPN
     51,599   Samsung Electronics
               (GDR)(a).................     6,154,409     KOR
      6,200   STMicroelectronics
               N.V.(c)..................       949,540     NET
     65,600   STMicroelectronics N.V. --
               New York Shares(a)(c)....     9,934,300     NET
     13,000   Taiyo Yuden Company,
               Ltd. ....................       769,674     JPN
                                          ------------
              TOTAL ELECTRONICS.........    74,549,308
                                          ------------
              ENGINEERING -- 0.06%
     24,261   Chudenko Corp. ...........       368,105     JPN
                                          ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.00%
        900   Kurita Water Industries...        14,280     JPN
                                          ------------
              FINANCE -- 3.22%
      8,600   AIFUL Corp. ..............     1,050,266     JPN
      2,284   CIE Financial Richemont...     5,422,019     SWI
     64,100   De Beers Consolidated
               Mines, Ltd. (ADR)........     1,854,894     SOA
      3,600   Fairfax Financial
               Holdings, Ltd.(c)........       608,961     CDA
    115,396   Lend Lease Corp., Ltd. ...     1,611,344     AUS
      6,800   Nichiei Company, Ltd. ....       147,487     JPN
    152,000   Nomura Securities Co.,
               Ltd. ....................     2,739,876     JPN
     12,400   Orix Corp. ...............     2,788,803     JPN
      6,000   Shohkoh Fund & Company,
               Ltd. ....................     2,371,159     JPN
    181,000   Wako Securities Company,
               Ltd.(a)(c)...............       479,216     JPN
                                          ------------
              TOTAL FINANCE.............    19,074,025
                                          ------------

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 3.86%
     71,000   Asahi Breweries, Ltd. ....  $    775,519     JPN
    676,000   Cadbury Schweppes PLC.....     4,074,793      UK
    464,753   Coca-Cola Amatil, Ltd. ...     1,265,058     AUS
    216,988   Coca-Cola Beverages
               PLC(c)...................       411,756     AUS
    333,200   Coca-Cola Beverages
               PLC(c)...................       633,680     AUS
      7,500   Groupe Danone.............     1,759,038     FRA
     77,175   Heineken N.V. ............     3,745,411     NET
     30,000   Heineken N.V. -- Class
               A........................  1,050,912...     NET
      2,700   Louis Vuitton Moet
               Hennessy.................     1,203,453     FRA
      1,270   Nestle(a).................     2,314,310     SWI
     95,000   Panamerican Beverages,
               Inc. -- Class A..........     1,953,437     MEX
    275,000   Tate & Lyle PLC...........     1,764,015      UK
    265,000   Unilever PLC..............     1,945,444      UK
                                          ------------
              TOTAL FOOD AND BEVERAGE...    22,896,826
                                          ------------
              INDUSTRIAL -- 3.59%
     50,322   Advantest Corp. ..........    13,274,325     JPN
     16,200   Compagnie de
               Saint-Gobain.............     3,031,500     FRA
     29,361   Preussag AG...............     1,665,362     GER
      1,525   SGS Societe Generale de
               Surveillance Holding
               SA(c)....................     1,933,959     SWI
    430,000   Tomkins PLC...............     1,386,062      UK
                                          ------------
              TOTAL INDUSTRIAL..........    21,291,208
                                          ------------
              INSURANCE -- 2.42%
     80,000   Assicurazioni Generali,
               Ltd. ....................     2,630,040     ITA
    480,000   Mitsui Marine and Fire
               Insurance Company,
               Ltd. ....................     2,841,888     JPN
    629,030   QBE Insurance Group,
               Ltd. ....................     2,922,348     AUS
    407,964   Royal & Sun Alliance
               Insurance Group PLC......     3,100,200      UK
        802   Schweizerische
               Rueckversicherungs-
               Gesellschaft(a)..........     1,638,839     SWI
    210,000   Yasuda Fire and Marine
               Insurance................     1,185,870     JPN
                                          ------------
              TOTAL INSURANCE...........    14,319,185
                                          ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              INVESTMENT HOLDING COMPANIES -- 0.80%
    325,000   Hutchison Whampoa.........  $  4,724,362     HNG
                                          ------------
              LEISURE AND RECREATION -- 0.26%
     32,500   Accor SA(a)...............     1,562,613     FRA
                                          ------------
              MANUFACTURING -- 9.81%
     26,549   ABB AB -- Class A(c)......     3,230,034     SWI
  1,041,100   Invensys PLC..............     5,654,630      UK
    106,161   Mannesmann AG.............    25,750,182     GER
     80,000   Metra Oy..................     1,483,408     FIN
    120,863   Morgan Crucible Company
               PLC......................       562,956      UK
     44,500   Pohang Iron & Steel
               Company, Ltd. (ADR)(a)...     1,557,500     KOR
     77,000   Siemens AG................     9,801,499     GER
     75,000   THK Company, Ltd.(a)......     3,026,235     JPN
    135,000   Thyssen Krupp AG(c).......     4,079,619     GER
    390,900   TI Group PLC..............     2,992,574      UK
                                          ------------
              TOTAL MANUFACTURING.......    58,138,637
                                          ------------
              MEDIA -- 2.96%
        176   Canal Plus................        25,491     FRA
     17,100   Grupo Televisa
               (GDR)(a)(c)..............     1,167,075     MEX
    140,137   News Corp., Ltd. .........     1,356,204     AUS
     29,750   News Corp., Ltd. (ADR)....     1,137,937     AUS
    390,806   Reuters Group PLC.........     5,350,681      UK
        433   Reuters Group PLC (ADR)...        34,992      UK
    177,207   Singapore Press Holdings,
               Ltd. ....................     3,839,828     SIN
    176,224   Thomson Corp. ............     4,614,073     CDA
                                          ------------
              TOTAL MEDIA...............    17,526,281
                                          ------------
              METALS AND MINING -- 1.60%
     38,050   Broken Hill Proprietary
               (ADR)....................     1,010,703     AUS
    410,302   Broken Hill Proprietary...     5,369,786     AUS
     43,663   Pechiney SA -- Class A....     3,105,020     FRA
                                          ------------
              TOTAL METALS AND MINING...     9,485,509
                                          ------------
              OIL AND GAS -- 3.33%
    583,600   Eni Spa...................     3,193,809     ITA
    164,000   Enterprise Oil PLC........     1,110,132      UK
    880,000   Santos, Ltd. .............     2,389,640     AUS
    281,000   Sasol Beperk Ltd. ........     2,304,565     SOA
    395,000   Shell Transport &
               Trading..................     3,275,419      UK
     16,000   Suncor Energy, Inc. ......       665,875     CDA

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              OIL AND GAS (CONTINUED)
     19,300   Suncor Energy, Inc. ......  $    805,775     CDA
     48,000   Talisman Energy,
               Inc.(c)..................     1,220,400     CDA
     15,000   Total Fina S.A. -- Series
               B........................     1,992,073     FRA
     29,500   Veba AG...................     1,432,564     GER
    180,800   Woodside Petroleum,
               Ltd. ....................     1,330,923     AUS
                                          ------------
              TOTAL OIL AND GAS.........    19,721,175
                                          ------------
              PAPER AND FOREST PRODUCTS -- 1.17%
    189,000   Sumitomo Forestry.........     1,458,740     JPN
    137,000   UPM-Kymmeme...............     5,492,604     FIN
                                          ------------
              TOTAL PAPER AND FOREST
              PRODUCTS..................     6,951,344
                                          ------------
              PHARMACEUTICALS -- 4.83%
     31,062   AstraZeneca PLC (ADR).....     1,296,838      UK
    136,100   AstraZeneca PLC...........     5,632,975      UK
    128,328   AstraZeneca PLC...........     5,407,691      UK
    130,200   BOC Group.................     2,790,915      UK
      3,244   Novartis AG...............     4,738,127     SWI
     60,000   Sankyo Company, Ltd. .....     1,231,008     JPN
    105,480   Sanofi-Synthelabo SA(c)...     4,370,574     FRA
     18,000   Shionogi & Company,
               Ltd. ....................       218,241     JPN
     60,000   Takeda Chemical
               Industries, Ltd. ........     2,960,286     JPN
                                          ------------
              TOTAL PHARMACEUTICALS.....    28,646,655
                                          ------------
              REAL ESTATE -- 0.56%
    188,000   Cheung Kong Holdings,
               Ltd. ....................     2,388,239     HNG
    134,000   Mitsui Fudosan............       905,947     JPN
                                          ------------
              TOTAL REAL ESTATE.........     3,294,186
                                          ------------
              RETAIL -- 0.22%
    121,000   Kingfisher PLC............     1,339,760      UK
                                          ------------
              SEMICONDUCTORS -- 2.64%
    114,300   Tokyo Electron, Ltd. .....    15,633,817     JPN
                                          ------------
              TELECOMMUNICATIONS -- 18.24%
      6,819   Cable & Wireless HKT, Ltd.
               (ADR)(a).................       198,603     USA
    641,600   Cable & Wireless HKT,
               Ltd. ....................     1,852,941     HNG
     55,000   Cable & Wireless PLC(a)...       929,868      UK
    116,300   Deutsche Telekom AG.......     8,276,303     GER
     48,800   Eircom PLC................       211,792     IRE
     13,400   Ericsson AB -- Class B....       857,986     SWE

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1999

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     34,400   Ericsson L M Telephone
               (ADR)....................  $  2,259,650     SWE
      5,500   Korea Telecom Corp.
               (ADR)....................       411,125     KOR
        293   Nippon Telegraph and
               Telephone Corp. .........     5,017,614     JPN
     26,400   Nokia Corp. (ADR).........     5,016,000     FIN
    106,800   Nokia Oyj.................    19,268,237     FIN
     46,000   Nortel Networks Corp. ....     4,646,000     CDA
        531   NTT Mobile Communications
               Network, Inc. ...........    20,421,078     JPN
    160,000   Portugal Telecom SA.......     1,746,416     POR
     11,000   Societe Europeenne des
               Satellites (FDR).........     1,598,670     LUX
     15,247   Swisscom AG...............     6,134,111     SWI
    523,000   Telecom Italia Mobile.....     2,479,491     ITA
    179,000   Telecom Italia Mobile.....     1,989,674     ITA
    698,000   Telecom Italia Spa........     4,232,602     ITA
    102,555   Telecom Italia Spa(a).....     1,439,072     ITA
    260,861   Telefonica S.A.(c)........     6,484,248     SPA
     80,300   Telefonos De Mexico
               (ADR)(a).................     9,033,750     MEX
     88,900   Teleglobe, Inc. ..........     2,015,265     CDA
      3,800   Teleglobe, Inc. (ADR).....        86,212     CDA
     31,000   Vodafone AirTouch PLC
               (ADR)(a).................     1,534,500      UK
                                          ------------
              TOTAL
              TELECOMMUNICATIONS........   108,141,208
                                          ------------
              TIRE AND RUBBER -- 0.10%
     26,000   Bridgestone Corp. ........       571,540     JPN
                                          ------------
              TRANSPORTATION -- 0.74%
    130,000   Bombardier Inc., Class
               B........................     2,661,580     CDA
     83,200   Bombardier Inc., Class
               B........................     1,699,743     CDA
                                          ------------
              TOTAL TRANSPORTATION......     4,361,323
                                          ------------
              TOTAL COMMON STOCK
              (Cost $341,050,434).......   578,650,841
                                          ------------
              PREFERRED STOCK -- 0.24%
              CHEMICALS -- 0.24%
     22,000   Henkel KGaA (Cost
               $1,738,214)..............     1,459,751     GER
                                          ------------

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              WARRANTS -- 0.01%
              BANKS -- 0.01%
     10,205   Banque National de Paris
               CVG (expire 07/15/02)(c)
               (Cost $547,301)..........  $     46,846     FRA
                                          ------------
 PRINCIPAL
 ---------
              NON-CONVERTIBLE BOND -- 0.03%
              CONSTRUCTION -- 0.03%
$   146,785   Sekisui House, 2.50%,
              01/31/02 (Cost
              $160,403).................       174,390     JPN
                                          ------------
              CONVERTIBLE BONDS AND NOTES -- 0.09%
              FOOD AND BEVERAGE -- 0.09%
    215,285   Asahi Breweries Series 8,
               0.90%, 12/26/01..........       231,484     JPN
     48,928   Asahi Breweries Series 9,
               0.95%, 12/26/02..........        53,000     JPN
    225,071   Asahi Breweries Series 10,
               1.00%, 12/26/03..........       245,387     JPN
                                          ------------
              TOTAL FOOD AND BEVERAGE
              (Cost $495,634)...........       529,871
                                          ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 0.48%
  2,378,970   Janus Money Market
               Fund(b)..................     2,378,970     USA
    500,000   Merrimac Cash Fund --
               Premium Class(b).........       500,000     USA
                                          ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES
              (Cost $2,878,970).........     2,878,970
                                          ------------
 PRINCIPAL
 ---------
              CERTIFICATES OF DEPOSIT -- 1.33%
$   594,742   American Express Centurion
               Bank, 6.15%,
               01/26/00(b)..............       594,742     USA
  2,677,877   Den Danske Bank, 6.39%,
               01/20/00(b)..............     2,677,877     USA
  1,338,171   Den Danske Bank, 6.41%,
               01/27/00(b)..............     1,338,171     USA
    594,742   Royal Bank of Scotland,
               6.15%, 01/20/00(b).......       594,742     USA
  2,677,877   Royal Bank of Scotland,
               6.31%, 01/27/00(b).......     2,677,877     USA
                                          ------------
              TOTAL CERTIFICATES OF
              DEPOSIT
              (Cost $7,883,409).........     7,883,409
                                          ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 1999

 PRINCIPAL                                   VALUE       COUNTRY
 ---------                                ------------   -------
              TIME DEPOSIT -- 0.01%
$    33,748   BankBoston, N.A., 4.68%,
               01/03/00(b) (Cost
               $33,748).................  $     33,748     USA
                                          ------------
              SHORT TERM CORPORATE NOTES -- 6.33%
 10,500,000   JP Morgan Securities,
               Inc., Floating Rate,
               4.605%(++),
               07/07/00(b)..............    10,500,000     USA
  5,000,000   Morgan Stanley Dean Witter
               & Company, Floating Rate,
               4.60%(++), 01/11/00(b)...     5,000,000     USA
 22,000,000   Prudential Securities,
               Inc., Floating Rate,
               4.85%(++), 03/10/00(b)...    22,000,000     USA
                                          ------------
              TOTAL SHORT TERM CORPORATE
              NOTES
              (Cost $37,500,000)........    37,500,000
                                          ------------
              TOTAL SECURITIES
              (Cost $392,288,113).......   629,157,826
                                          ------------
              REPURCHASE AGREEMENT -- 2.27%
 13,474,597   With Investors Bank and
               Trust, dated 12/31/99,
               3.06%, due 01/03/00,
               repurchase proceeds at
               maturity $13,478,033
               (Collateralized by Small
               Business Administration
               Loan, 8.125%, due
               10/25/21, with a value of
               $3,964,609, and a Fannie
               Mae, 5.40%, due 06/25/23,
               with a value of
               $10,183,717) (Cost
               $13,474,597).............    13,474,597     USA
                                          ------------
              Total Investments -- 108.42%
              (Cost $405,762,710).......   642,632,423
              Liabilities less other
              assets -- (8.42)%.........   (49,918,782)
                                          ------------
              NET ASSETS  -- 100.00%....  $592,713,641
                                          ============

The aggregate cost of securities for federal income tax purposes at December 31, 1999 is $409,641,506.
The following amount is based on cost for federal income tax purposes:
   Gross unrealized appreciation........  $256,376,848
   Gross unrealized depreciation........   (23,385,931)
                                          ------------
   Net unrealized appreciation..........  $232,990,917
                                          ============

---------------
(a)  All or part of the security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing securities.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 1999.
(ADR) American Depository Receipt.
(FDR) Foreign Depository Receipt.
(GDR) Global Depository Receipt.

                                          PERCENT OF TOTAL
         COUNTRY COMPOSITION             SECURITIES AT VALUE
         -------------------             -------------------
Australia (AUS)......................            3.86%
Canada (CDA).........................            3.44%
Finland (FIN)........................            4.88%
France (FRA).........................            4.99%
Germany (GER)........................            9.42%
Hong Kong (HNG)......................            1.67%
Ireland (IRE)........................            0.08%
Italy (ITA)..........................            2.89%
Japan (JPN)..........................           30.59%
Korea (KOR)..........................            1.27%
Luxembourg (LUX).....................            0.25%
Mexico (MEX).........................            2.37%
Netherlands (NET)....................            5.47%
Norway (NOR).........................            0.35%
Portugal (POR).......................            0.27%
Singapore (SIN)......................            0.85%
South Africa (SOA)...................            0.65%
Spain (SPA)..........................            1.12%
Sweden (SWE).........................            1.53%
Switzerland (SWI)....................            4.59%
Turkey (TUR).........................            0.43%
United Kingdom (UK)..................            9.39%
United States (USA)..................            9.64%
                                               -------
TOTAL PERCENTAGE.....................          100.00%
                                               =======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         Notes to Financial Statements
1.  ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of thirteen different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Core Bond Series (formerly the Government/Corporate Bond Series), the Balanced Series, the Equity Income Series, the Equity Value Series, the Growth & Income Series, the Equity Growth Series, the Special Equity Series, the Aggressive Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2.  SIGNIFICANT ACCOUNTING POLICIES

     A.  SECURITY VALUATION

          Short-term securities having remaining maturities of 60 days or less are valued at amortized cost which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

     B.  REPURCHASE AGREEMENTS

          Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to 102% and 105% of domestic and international securities, respectively, of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C.  FOREIGN CURRENCY TRANSLATION

          The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the

                        DIVERSIFIED INVESTORS PORTFOLIOS

     C. FOREIGN CURRENCY TRANSLATION (CONTINUED) difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D.  FOREIGN CURRENCY FORWARD CONTRACTS

          Each Series may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a foreign currency forward contract is extinguished, through delivery or offset by entering into another foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E.  OPTIONS

          Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

     F.  FUTURES CONTRACTS

          Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

          Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

          Variation margin payments are received or made by the Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Series recognizes a gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series basis in the contract.

                        DIVERSIFIED INVESTORS PORTFOLIOS

     F.  FUTURES CONTRACTS (CONTINUED)
          Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

     G.  FEDERAL INCOME TAXES

          It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     H.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

          All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     I.  OPERATING EXPENSES

          The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among them.

     J.  OTHER

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND TRANSACTIONS WITH AFFILIATES

     AUSA Life Insurance Company, Inc. ("AUSA") is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invest in the corresponding Portfolios as follows:

                                                                PERCENTAGE INVESTMENT
AUSA SUB-ACCOUNT                                                    IN PORTFOLIO
----------------                                                ---------------------
Money Market................................................            21.73
High Quality Bond...........................................            42.02
Intermediate Government Bond................................            39.73
Core Bond...................................................            30.54
Balanced....................................................            56.67
Equity Income...............................................            53.89
Equity Value................................................            18.51
Growth & Income.............................................            43.30
Equity Growth...............................................            56.12
Special Equity..............................................            38.14
Aggressive Equity...........................................            36.96
High Yield Bond.............................................            24.39
International Equity........................................            35.95

                        DIVERSIFIED INVESTORS PORTFOLIOS

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fee to certain Series.

     For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. For its services the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                                      ADVISOR    SUBADVISOR
PORTFOLIO SERIES                                     PORTFOLIO SUBADVISORS            FEE(%)       FEE(%)
----------------                                     ---------------------            -------    ----------
Money Market Series.......................  Capital Management Group                   0.25         0.05
High Quality Bond Series..................  Merganser Capital Management Corporation   0.35       (2)
Intermediate Government Bond Series.......  Capital Management Group                  0.35(1)       0.15
Core Bond Series..........................  Payden & Rygel Investment Counsel          0.35       (3)
Balanced Series...........................  (4)                                       0.45(1)     (5)
Equity Income Series......................  Asset Management Group                     0.45       (6)
Equity Value Series.......................  Ark Asset Management Company, Inc.        0.57(1)     (7)
Growth & Income Series....................  Putnam Advisory Company, Inc.             0.60(1)     (8)
Equity Growth Series......................  (9)                                       0.62(1)    (10)
Special Equity Series.....................  (11)                                      0.80(1)    (12)
Aggressive Equity Series..................  McKinley Capital Management               0.97(1)    (13)
High-Yield Bond Series....................  Delaware Investment Advisors              0.55(1)    (14)
International Equity Series...............  Capital Guardian Trust Company            0.75(1)    (15)

---------------
 (1) The Advisor is currently waiving a portion of its fee.

 (2) The High Quality Bond Series changed its fee schedule with Merganser Capital Management on December 1, 1999. For the period from January 1 through November 30, 1999, the Subadvisor received 0.25% on the first $100,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $100,000,000. For the period from December 1 through December 31, 1999, Merganser Capital Management received 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets, and 0.05% on all daily average net assets in excess of $300,000,000.

 (3) The Core Bond Series (formerly Government/Corporate Bond), changed its subadvisor on August 18, 1999 from Capital Management Group to Payden & Rygel Investment Counsel. For the period from January 1 through August 17, 1999, the Subadvisor received 0.15% of average daily net assets. For the period from August 18 through December 31, 1999, the net assets of the Core Bond and Balanced Series -- fixed income securities, were combined to determine the fee. 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all daily average net assets in excess of $500,000,000 in accordance with the subadvisory agreement.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

 (4) The Balanced Series changed subadvisors on March 31, 1999. Aeltus Investment Management, Inc. and Payden & Rygel Investment Counsel replaced Institutional Capital Corporation for equity and fixed income securities, respectively.

 (5) For the period from January 1 through March 30, 1999, the Subadvisor received 0.35% on the first $500,000,000 in average daily net assets, 0.30% on the next $500,000,000 in average daily net assets, and 0.25% on all average daily net assets in excess of $1,000,000,000. For the period from March 31 through December 31, 1999, Aeltus Investment Management, Inc. received 0.20% on the first $200,000,000 in average daily net assets, 0.15% on the next $300,000,000 in average daily net assets, 0.125% on the next $500,000,000 in average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. For the period from March 31 through August 17, 1999, Payden & Rygel Investment Counsel received 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 of average daily net assets, and 0.10% on all average daily net assets in excess of $100,000,000. For the period from August 18 through December 31, 1999, Payden & Rygel received a fee of 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all daily average net assets in excess of $500,000,000 on the combined net assets of the Core Bond Series and the Balanced Series (fixed income securities).

 (6) 0.25% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (7) 0.45% on the first $100,000,000 in average daily net assets, and 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on the next $50,000,000 in average daily net assets; when average daily net assets reach $200,000,000, 0.40% on the first $200,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $200,000,000.

 (8) 0.30% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (9) The Equity Growth Series has two subadvisors: Montag & Caldwell, Inc. and Dresdner RCM Global Investors, Inc.

(10) 0.50% on the first $50,000,000 in average daily net assets, 0.25% on the next $50,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

(11) The Special Equity Series has four Subadvisors: Husic Capital; Robertson, Stephens; Liberty Investment Management, Inc.; and Westport Asset Management, Inc. On March 26, 1999, Robertson, Stephens replaced Ark Asset Management Co., Inc. and on November 16, 1999, Husic Capital replaced Pilgrim Baxter & Associates.

(12) 0.50% of average daily net assets for the two Subadvisors: Liberty Investment Management, Inc., and Westport Asset Management.

    For the period from January 1 through March 25, 1999, Ark Asset Management Co., Inc. received 0.50% of average daily net assets. For the period from March 26 through December 31, 1999, Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000. For the period from January 1 through November 15, 1999, Pilgrim Baxter & Associates, received 0.50% of average daily net assets. For the period from November 16 through December 31, 1999, Husic Capital received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $350,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

(13) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

(14) 0.40% on the first $20,000,000 in average daily net assets, 0.30% on the next $20,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $40,000,000.

(15) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% from $50,000,000 to $250,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

     For the period ended December 31, 1999, the Advisor has voluntarily undertaken to waive fees in accordance with the following expense caps:

 FUND                                                                 EXPENSE CAP
 ----                                                            ----------------------
 Money Market Series.........................................    30 basis points (b.p.)
 High Quality Bond Series....................................    40 b.p.
 Intermediate Government Bond Series.........................    40 b.p.
 Core Bond Series............................................    40 b.p.
 Balanced Series.............................................    50 b.p.
 Equity Income Series........................................    50 b.p.
 Equity Value Series.........................................    60 b.p.
 Growth & Income Series......................................    65 b.p.
 Equity Growth Series........................................    65 b.p.
 Special Equity Series.......................................    85 b.p.
 Aggressive Equity Series....................................    100 b.p.
 High-Yield Bond Series......................................    60 b.p.
 International Equity Series.................................    90 b.p.

     Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration incurred to non-affiliated trustees of the trust for the period ended December 31, 1999, amounted to $32,109.

4.  SECURITIES LENDING

     All but the High Yield Bond Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Series receives compensation, net of related

                        DIVERSIFIED INVESTORS PORTFOLIOS

4.  SECURITIES LENDING (CONTINUED)
expenses, for lending its securities which is included in interest income on the Statements of Operations. At December 31, 1999, the Series loaned securities having market values as follows:

                                                              MARKET VALUE    COLLATERAL
                                                              ------------   ------------
High Quality Bond Series....................................  $  4,950,589   $  5,100,000
Intermediate Government Bond Series.........................    36,036,130     37,078,875
Core Bond Series............................................   174,374,302    178,096,125
Balanced Series.............................................    38,971,455     39,899,150
Equity Income Series........................................    37,774,450     38,823,800
Equity Value Series.........................................    23,407,988     24,259,200
Growth & Income Series......................................   142,298,143    146,119,866
Equity Growth Series........................................    79,207,727     81,556,641
Special Equity Series.......................................   110,786,790    115,256,767
Aggressive Equity Series....................................    39,738,750     40,672,700
International Equity Series.................................    46,700,352     48,296,127

5.  PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 1999, were as follows:

                                                                   COST OF           PROCEEDS
                                                                  PURCHASES         FROM SALES
                                                                --------------    --------------
High Quality Bond Series............  Government Obligations    $    7,963,439    $   18,378,186
                                      Other                        112,555,841       124,531,852
Intermediate Government Bond          Government Obligations        73,227,101        38,000,668
  Series............................
                                      Other                         10,000,000           504,790
Core Bond Series....................  Government Obligations     1,700,229,693     1,368,710,844
                                      Other                        277,627,355       428,568,240
Balanced Series.....................  Government Obligations       624,796,062       664,679,086
                                      Other                        728,751,481       713,327,783
Equity Income Series................  Other                        599,826,080       612,087,097
Equity Value Series.................  Other                        326,032,659       320,020,142
Growth & Income Series..............  Other                      1,015,736,628       842,248,718
Equity Growth Series................  Other                        645,516,164       402,122,068
Special Equity Series...............  Other                      1,518,506,457     1,501,352,759
Aggressive Equity Series............  Other                        273,265,811       185,811,897
High-Yield Bond Series..............  Other                        196,264,932       148,264,159
International Equity Series.........  Other                        182,600,953       142,363,504

                        DIVERSIFIED INVESTORS PORTFOLIOS

6. FOREIGN CURRENCY FORWARD CONTRACTS

     At December 31, 1999, the Balanced Series and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                         FOREIGN       IN EXCHANGE      SETTLEMENT                          NET UNREALIZED
      BALANCED          CURRENCY           FOR             DATE           VALUE       APPRECIATION/(DEPRECIATION)
      --------         -----------   ---------------   -------------   ------------   ---------------------------
SALE CONTRACTS:
British Pound
  Sterling...........    2,230,000     $3,571,077        3/07/2000      $3,601,959            $   (30,882)
Euro.................    3,500,000      3,571,855        1/13/2000       3,530,575                 41,280
New Zealand Dollar...    6,800,000      3,496,832        2/22/2000       3,559,021                (62,189)
Swedish Krona........   30,000,000      3,609,891        2/17/2000       3,541,820                 68,071
                                                                                              -----------
          TOTAL......                                                                         $    16,280
                                                                                              ===========
INTERNATIONAL EQUITY
--------------------
SALE CONTRACTS:
Japanese Yen.........  332,578,560     $3,084,000        2/28/2000      $3,285,447            $  (201,447)
                                                                                              ===========

FOREIGN CURRENCY CROSS CONTRACTS:

                                       SETTLEMENT        PURCHASE          SALE             NET UNREALIZED
    PURCHASE/SALE                         DATE         CURRENT VALUE   CURRENT SALE   APPRECIATION/(DEPRECIATION)
    -------------                    ---------------   -------------   ------------   ---------------------------
Euro/Australian
  Dollar.............                  01/19/2000       $2,626,404      $2,667,485            $   (41,081)
Euro/Canadian
  Dollar.............                  01/28/2000          951,975       1,033,826                (81,851)
Euro/Canadian
  Dollar.............                  03/07/2000        1,090,495       1,107,085                (16,590)
Euro/Canadian
  Dollar.............                  03/23/2000        1,832,776       1,956,048               (123,272)
Euro/British Pound...                  01/28/2000        1,625,694       1,680,534                (54,840)
Euro/British Pound...                  02/04/2000          438,750         451,710                (12,960)
Euro/Korean Won......                  03/31/2000        1,585,101       1,774,182               (189,081)
Euro/Japanese Yen....                  01/20/2000        5,757,432       6,420,481               (663,049)
Euro/Japanese Yen....                  01/20/2000        2,256,909       2,515,946               (259,037)
Euro/Japanese Yen....                  02/28/2000        2,738,832       2,829,768                (90,936)
Euro/Japanese Yen....                  05/26/2000        2,896,660       2,994,825                (98,165)
                                                                                              -----------
          TOTAL......                                                                         $(1,630,862)
                                                                                              ===========

7. FUTURES CONTRACTS

     At December 31, 1999, the Balanced Series entered into a futures contract. The open contracts were as follows:

BALANCED FUTURES                     EXPIRATION DATE     CONTRACTS                      UNREALIZED APPRECIATION
----------------                     ---------------   -------------                  ---------------------------
S&P 500 Future.......                  03/17/2000               73                            $   185,836
                                                                                              ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

8. FINANCIAL HIGHLIGHTS

                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
    YEAR            END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED            YEAR        NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
-------------   --------------   -----------   ---------------   ------------   ---------------   ---------
 MONEY MARKET
12/31/1999      $  416,768,827      0.28%           0.28%            5.06%           5.06%           N/A
12/31/1998         292,437,753      0.28            0.28             5.32            5.32            N/A
12/31/1997         232,312,458      0.28            0.28             5.33            5.33            N/A
12/31/1996         185,012,254      0.30            0.30             5.19            5.19            N/A
12/31/1995         141,638,248      0.31            0.30             5.69*           5.70*           N/A
HIGH QUALITY BOND
12/31/1999         199,906,097      0.38            0.38             5.78            5.78             56%
12/31/1998         227,463,134      0.39            0.39             5.90            5.90             68
12/31/1997         218,169,438      0.39            0.39             6.12            6.12             62
12/31/1996         197,294,663      0.40            0.40             6.14            6.14             66
12/31/1995         172,526,103      0.41            0.40            5.82*            5.83*            25
INTERMEDIATE GOVERNMENT BOND
12/31/1999         174,804,385      0.39            0.39             5.46            5.46             25
12/31/1998         158,574,467      0.39            0.39             5.46            5.46             70
12/31/1997         129,186,397      0.41            0.39             5.61            5.62             45
12/31/1996         103,059,880      0.43            0.40             5.63            5.66             60
12/31/1995          85,991,614      0.45            0.40             5.52*           5.57*            59
CORE BOND**
12/31/1999         515,721,444      0.37            0.37             5.86            5.86            307
12/31/1998         551,935,530      0.38            0.38             5.98            5.98            102
12/31/1997         361,632,885      0.38            0.38             6.49            6.49             64
12/31/1996         322,676,017      0.39            0.39             6.30            6.30            146
12/31/1995         336,539,410      0.39            0.39             5.90            5.90            122
BALANCED
12/31/1999         525,583,903      0.52            0.50             2.46            2.48            256
12/31/1998         505,995,739      0.48            0.48             3.22            3.22             91
12/31/1997         394,769,913      0.48            0.48             3.55            3.55             87
12/31/1996         264,909,839      0.50            0.50             3.39            3.39            113
12/31/1995         167,032,955      0.54            0.50             4.15*           4.19*           124
EQUITY INCOME
12/31/1999       1,414,634,230      0.46            0.46             1.75            1.75             43
12/31/1998       1,367,107,496      0.47            0.47             2.23            2.23             31
12/31/1997       1,215,071,169      0.47            0.47             2.27            2.27             33
12/31/1996         956,820,669      0.48            0.48             2.97            2.97             26
12/31/1995         764,302,530      0.49            0.49             3.37            3.37             23
EQUITY VALUE+
12/31/1999         394,104,288      0.60            0.60             1.70            1.70             80
12/31/1998         389,859,775      0.61            0.60             1.46            1.47            107
12/31/1997         234,983,715      0.63            0.60             1.43            1.46            120
12/31/1996***       29,033,513      1.06            0.60             1.60            2.07             65

---------------

*    Ratios have been restated.
**   Formerly Government/Corporate Bond.
***  Annualized (except for Portfolio turnover)
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                        DIVERSIFIED INVESTORS PORTFOLIOS

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 RATIO OF NET
                                                                 RATIO OF NET     INVESTMENT
                                                  RATIO OF        INVESTMENT        INCOME
                                  RATIO OF       EXPENSES TO        INCOME         (LOSS) TO
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO       AVERAGE NET
    YEAR            END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED            YEAR        NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
-------------   --------------   -----------   ---------------   ------------   ---------------   ---------
 GROWTH & INCOME
12/31/1999      $1,242,236,443      0.62%           0.62%            0.07%            0.07%           86%
12/31/1998         771,268,461      0.63            0.63             0.30             0.30            75
12/31/1997         376,260,408      0.64            0.64             0.65             0.65            87
12/31/1996         207,612,426      0.67            0.65             1.02             1.04           142
12/31/1995         124,811,731      0.68            0.65             1.47*            1.49*          155
EQUITY GROWTH
12/31/1999       1,266,869,154      0.64            0.64             0.12             0.12            44
12/31/1998         688,448,565      0.64            0.64             0.22             0.22           104
12/31/1997         426,312,188      0.65            0.65             0.43             0.43            91
12/31/1996         299,127,686      0.73            0.73(1)         (0.17)           (0.17)          133
12/31/1995         222,362,390      0.75            0.75             0.41             0.41            62
SPECIAL EQUITY
12/31/1999       1,171,034,281      0.84            0.84             0.13             0.13           171
12/31/1998         924,089,884      0.83            0.83             0.14             0.14           173
12/31/1997         743,388,261      0.84            0.84             0.41             0.41           146
12/31/1996         507,264,243      0.86            0.85             0.24             0.25           140
12/31/1995         315,458,225      0.88            0.85             0.30*            0.33*          155
AGGRESSIVE EQUITY+
12/31/1999         259,974,422      1.01            1.00            (0.47)           (0.46)          132
12/31/1998          81,327,707      1.10            1.00            (0.41)           (0.31)          121
12/31/1997          25,857,650      1.33            1.00            (0.52)           (0.19)          243
12/31/1996***       15,479,130      1.59            1.00            (0.72)           (0.13)          186
HIGH YIELD BOND++
12/31/1999         124,990,408      0.61            0.60             8.45             8.46           145
12/31/1998          94,870,981      0.63            0.60             8.64             8.67            83
12/31/1997          39,700,131      0.74            0.60             8.46             8.60           109
12/31/1996          15,372,686      1.25            0.60             8.34             9.00           107
12/31/1995***        8,997,595      1.32            0.60             7.73*            8.45*           21
INTERNATIONAL EQUITY+++
12/31/1999         592,713,641      0.86            0.86             0.74             0.74            35
12/31/1998         320,218,173      0.88            0.87             1.05             1.06            33
12/31/1997         205,306,068      0.88            0.87             0.90             0.91            31
12/31/1996         148,184,897      0.96            0.90             1.12             1.18            29
12/31/1995***       83,446,315      0.83            0.80             0.50*            0.53*            7

---------------

*    Ratios have been restated.
**   Formerly Government/Corporate Bond.
***  Annualized (except for Portfolio turnover)
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Investors Portfolios (comprising, the Money Market Portfolio, High Quality Bond Portfolio, Intermediate Government Bond Portfolio, Core Bond Portfolio (formerly Government/Corporate Bond Portfolio), Balanced Portfolio, Equity Income Portfolio, Equity Value Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Special Equity Portfolio, Aggressive Equity Portfolio, High Yield Bond Portfolio and International Equity Portfolio) (collectively the "Portfolios") at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                          PricewaterhouseCoopers LLP

New York, New York
February 18, 2000

                     (This page intentionally left blank.)

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX

TO OUR SHAREHOLDERS

     The 1999 fiscal year was one of significant change, growth, and opportunity. Highlights from the year include:

     - The Funds' fiscal year end was changed from February 28 to December 31. Accordingly, this report covers the ten-month period ending December 31. Future semi-annual reports will cover the six-month period ending June 30, and future annual reports will cover the 12-month period ending December 31.

     - The Dow Jones Industrial Average, which measures the value of 30 actively traded, well-established U.S. companies, surpassed 10,000 points on March 16, 1999.

     - The return of the Standard and Poor's 500 index, which measures the performance of 500 widely-held industrial, transportation, financial, and utility stocks of U.S. companies, surpassed 20% for the fifth consecutive year.

     - The Federal Reserve Board raised short-term interest rates three times during the year.

     As we look back on another year in which the Dow Jones Industrial Average and the S&P 500 Index reached record-high levels, we urge investors to maintain a long-term perspective when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

     The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

BARCLAYS GLOBAL INVESTORS FAMILY OF FUNDS                          FEBRUARY 2000

BARCLAYS GLOBAL INVESTORS FUNDS MARKET OVERVIEW
TEN-MONTH PERIOD ENDING DECEMBER 31, 1999

U.S. EQUITY MARKETS

     The fiscal year that began March 1, 1999 opened on a positive note for large-cap stocks. The Dow Jones Industrial Average reached a new milestone on March 16, breaking through the 10,000-point barrier. A healthy U.S. economy and an appetite for technology stocks drove the market, with an emphasis on rising earnings that left value stocks largely ignored in favor of growth stocks.

     During the months of April and May, concern surfaced about an overheated economy. Although unemployment figures remained benign, consumer and wholesale prices had begun to heat up. A recovery in European countries compounded worries of potential inflation and corresponding Federal Reserve intervention. Markets reflected this apprehension, as investors shunned growth stocks for value: within the S&P 500, value stocks returned 10.80%, vs. growth stocks' return of 3.83% for the quarter ending June 30. The S&P 500 Index returned 7.05% overall, closing the quarter at a new high.

     Although it raised short-term interest rates by 0.25% on June 30, the Federal Reserve Board indicated that there would not be additional increases in the near future. The markets welcomed the news and enjoyed a brief rally. However, worries over higher interest rates were rekindled as many companies released favorable earnings reports in July. After reaching new highs on July 16, U.S. equities tumbled through the end of the third quarter and into the second week of October, giving back some of the gains they had accumulated for the year. Tightening labor markets and strong domestic demand figures released in August contributed to the decline. For the quarter ended September 30, the S&P 500 Index lost 6.24%. Only the technology-driven Nasdaq posted positive returns for the quarter.

     October began on a negative note as high producer price reports provided further indications of an overheated economy. However, the tide soon changed and markets rebounded sharply during the second half of the month. The S&P 500 Index returned 6.33% for October, one of its best monthly returns in a decade. The technology sector propelled the Nasdaq to new highs, setting 16 record closing highs in November. The surge in equities continued through year end, and the S&P 500 Index gained 14.88% for the quarter. Its return of 21.04% for the year marked the fifth year in a row that its performance has exceeded 20%. For the Nasdaq, results were even more stunning, as technology stocks drove the index up 22% for the month of December alone, returning 86% for the year.

     Not surprisingly, the technology sector was the largest contributor to U.S. equity performance for the year. Although value stocks and growth stocks fell alternately in and out of favor, growth stocks overwhelmingly outperformed value stocks.

U.S. FIXED-INCOME MARKETS

     The 1999 fiscal year began with a dramatic shift in the economic landscape that 1998 experienced. The turmoil sparked by Russia's devaluation of the ruble and default on its debt in August 1998, had ultimately led to the Federal Reserve Board's three consecutive monthly short-term interest rate cuts, a cumulative 0.75%, in the fall of 1998. By January 1999, many investors had anticipated an economic slowdown in the U.S., and expectations of further easing of monetary policy were predominant.

     However, investors were soon to learn that the U.S. economy had grown a staggering 6.0% in the fourth quarter of 1998. Coupled with reports of the lowest unemployment rates since 1970, the economic outlook caused market participants to rethink their position.

     As investors' fears about inflation mounted, interest rates rose. During the second quarter of 1999, the yields on 30-year Treasury bonds rose to just over 6%. On June 30, the Federal Reserve Board raised short-term interest rates 0.25%, citing improved global conditions, recovering foreign economies, and continued strength in the domestic economy. However, the bond market rallied in response to the Fed's move to a neutral stance in regard to further tightening.

     In the third quarter, tightness in the labor market and weakness in the dollar drove yields higher. The employment cost index, released at the end of July, rose at its fastest rate in eight years. By August 6, the 30-year Treasury bond yield had risen to 6.28%, its highest level in 20 months. In the midst of these inflationary pressures, the Federal Reserve Board increased rates another 0.25% on July 16. After a bleak August, bonds staged a brief rally in September as nervousness about technology stocks heightened and reassuring Gross Domestic Product figures were released. The 30-year Treasury yield dropped to 6.05%

     Discouraging manufacturing reports released on October 1 sent bond prices falling sharply, as inflation fears resurfaced. Yields continued rising through the month, reaching their highest levels since September 1997. On November 16, the Federal Reserve Board raised short-term interest rates for a third time. The cumulative 0.75% hike for the year exactly reversed the cuts made in the fall of 1998. Bonds reacted by falling for the remainder of the month. December marked the ninth consecutive monthly decline in bond prices for 1999, as further signs of a strong economy compounded existing inflation concerns. The 30-year Treasury bonds finished the year with an annual return of -8.74%, making the worst returns in over twenty years.

S&P 500 STOCK FUND

     The goal of the S&P 500 Fund is to hold all of the stocks in -- and match as closely as possible the performance of -- the Standard & Poor's 500 Index. For the 10 months ended December 31, 1999, the Fund returned 19.67%, compared to the index's return of 19.90%. As can be expected, the Fund's performance lagged slightly, largely due to administrative and management fees that are deducted from the Fund.

     "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $0.29 per share during this period. Of course, past performance is no guarantee of future results.

     The S&P 500 Index's rise of 21.04% for the 1999 calendar year marked its fifth consecutive year of returns exceeding 20%, unprecedented in the history of the index. The technology stock sector of the index returned 75.13% for the year. For example, QUALCOMM Inc., a manufacturer of communications technologies and products, returned 94.50% for the month of December and 2,617.9% for the year. Nortel Networks, a leading global supplier of data and telephone network solutions and services, also contributed to the index's strong performance, gaining 304.0% for the year. Although value and growth stocks were alternately in and out of favor during the year, growth strongly outperformed value for the year, gaining 28.25% compared to 12.72% for value stocks.

     The year witnessed continued economic growth. Signs of a healthy economy that prevailed early in the year turned intermittently to indications of an overheated one throughout the year. As a result, the Federal Reserve Board increased short-term interest rates three times in 1999, in June, August, and November, effectively reversing the three interest rate cuts implemented in 1998.

     Inflationary concerns briefly interrupted the general upward trend in the index in the third and fourth quarters. The index plunged 6.24% during the third quarter, falling from an all-time high in July. Strong economic reports in early October sent the index tumbling again, only to surge ahead and close the month up 6.33%. The markets responded to the November 16 rate hike with mild indifference, and the index continued its climb through year-end, returning an impressive 14.88% for the fourth quarter.

     The Fund will continue to track the S&P 500 Index as closely as possible, by investing in the same companies that make up the index.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

ASSETS
INVESTMENTS:
In securities, at market value (see cost below) (Note 1)....  $4,872,292,818
RECEIVABLES:
     Dividends and interest.................................       4,418,560
     Receivable for daily variation margin on open financial
      futures contracts.....................................         413,112
                                                              --------------
TOTAL ASSETS................................................   4,877,124,490
                                                              --------------
LIABILITIES
PAYABLES:
     Collateral for securities loaned (Note 4)..............      49,172,532
     Due to Bank............................................           4,859
     Due to BGI (Note 2)....................................         422,073
                                                              --------------
TOTAL LIABILITIES...........................................      49,599,464
                                                              --------------
TOTAL NET ASSETS............................................  $4,827,525,026
                                                              --------------
INVESTMENTS AT COST.........................................  $3,180,701,263
                                                              ==============

   The accompanying notes are an integral part of these financial statements.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO

                            STATEMENTS OF OPERATIONS

                                                            FOR THE PERIOD ENDED   FOR THE YEAR ENDED
                                                             DECEMBER 31, 1999*    FEBRUARY 28, 1999
                                                            --------------------   ------------------
NET INVESTMENT INCOME
  Dividends...............................................      $ 44,329,664          $ 36,647,898
  Interest................................................         9,795,587             8,379,792
                                                                ------------          ------------
          TOTAL INVESTMENT INCOME.........................        54,125,251            45,027,690
                                                                ------------          ------------
EXPENSES (NOTE 2)
  Advisory Fees...........................................         1,821,793             1,353,414
                                                                ------------          ------------
          TOTAL EXPENSES..................................         1,821,793             1,353,414
                                                                ------------          ------------
NET INVESTMENT INCOME.....................................        52,303,458            43,674,276
                                                                ------------          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments.........       147,202,745           143,991,139
  Net realized gain (loss) on sale of futures contracts...        23,076,772            37,982,701
  Net change in unrealized appreciation (depreciation) of
     investments..........................................       549,246,681           265,023,900
  Net change in unrealized appreciation (depreciation) of
     future contract......................................        12,849,150           (14,225,550)
                                                                ------------          ------------
NET GAIN (LOSS) ON INVESTMENTS............................       732,375,348           432,772,190
                                                                ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................      $784,678,806          $476,446,466
                                                                ============          ============

---------------

 + Net of foreign withholding tax of:                           $     28,773          $      5,288
++ Interest income includes securities lending income of:       $    272,312          $     78,935
 * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from
   February 28 to December 31.

   The accompanying notes are an integral part of these financial statements.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                            FOR THE PERIOD ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                             DECEMBER 31, 1999*    FEBRUARY 28, 1999    FEBRUARY 28, 1998
                                            --------------------   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)............     $   52,303,458        $   43,674,276       $   35,530,147
  Net realized gain (loss) on sales of
     investments..........................        170,279,517           181,973,840           71,368,439
  Net change in unrealized appreciation
     (depreciation) of investments........        562,095,831           250,798,350          463,085,650
                                               --------------        --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...............        784,678,806           476,446,466          569,984,236
                                               --------------        --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM BENEFICIAL INTEREST
  TRANSACTIONS............................        355,753,442           856,583,098          299,742,532
                                               --------------        --------------       --------------
INCREASE (DECREASE) IN NET ASSETS.........      1,140,432,248         1,333,029,564          869,726,768
                                               --------------        --------------       --------------
NET ASSETS:
Beginning net assets......................      3,687,092,778         2,354,063,214        1,484,336,446
                                               --------------        --------------       --------------
ENDING NET ASSETS.........................     $4,827,525,026        $3,687,092,778       $2,354,063,214
                                               ==============        ==============       ==============

---------------
* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

   The accompanying notes are an integral part of these financial statements.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 96.26%
              ADVERTISING -- 0.27%
    107,383   Interpublic Group Co Inc.....  $    6,194,657
     67,509   Omnicom Group................       6,750,900
                                             --------------
              TOTAL ADVERTISING (Cost
              $6,043,792)..................      12,945,557
                                             --------------
              AEROSPACE/DEFENSE -- 1.18%
    356,357   Boeing Co....................      14,811,088
     71,266   General Dynamics Corp........       3,759,281
     34,653   Goodrich (B F) Co............         952,957
    299,106   Honeywell International
                Inc........................      17,254,677
    151,413   Lockheed Martin Corp.........       3,312,159
     26,579   Northrop Grumman Corp........       1,436,927
    129,063   Raytheon Co Class B..........       3,428,236
    182,808   United Technologies Corp.....      11,882,520
                                             --------------
              TOTAL AEROSPACE/DEFENSE (Cost
              $50,908,685).................      56,837,845
                                             --------------
              AIRLINES -- 0.22%
     57,567   AMR Corp+....................       3,856,989
     53,167   Delta Air Lines Inc..........       2,648,381
    193,037   Southwest Airlines Co........       3,124,786
     28,465   USAirways Group Inc+.........         912,659
                                             --------------
              TOTAL AIRLINES (Cost
              $9,589,571)..................      10,542,815
                                             --------------
              APPAREL -- 0.17%
     24,271   Liz Claiborne Inc............         913,196
    107,232   Nike Inc Class B.............       5,314,686
     22,146   Reebok International Ltd+....         181,320
     13,707   Russell Corp.................         229,592
     46,290   VF Corp......................       1,388,700
                                             --------------
              TOTAL APPAREL (Cost
              $8,026,371)..................       8,027,494
                                             --------------
              AUTO MANUFACTURERS -- 0.93%
    458,260   Ford Motor Co................      24,488,269
    243,639   General Motors Corp Class
                A..........................      17,709,510
     25,666   Navistar International
                Corp+......................       1,215,927
     30,273   PACCAR Inc...................       1,341,472
                                             --------------
              TOTAL AUTO MANUFACTURERS
              (Cost $31,543,211)...........      44,755,178
                                             --------------
              AUTO PARTS & EQUIPMENT -- 0.20%
     29,617   Cooper Tire & Rubber Co......         460,915
     64,030   Dana Corp....................       1,916,898
    216,361   Delphi Automotive Systems
                Corp.......................       3,407,686

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              AUTO PARTS & EQUIPMENT (CONTINUED)
     60,125   Goodyear Tire & Rubber Co....  $    1,694,773
     46,477   TRW Inc......................       2,413,899
                                             --------------
              TOTAL AUTO PARTS & EQUIPMENT
              (Cost $11,608,581)...........       9,894,171
                                             --------------
              BANKS -- 4.96%
    133,902   Amsouth Bancorp..............       2,585,982
    279,156   Bank of New York Co Inc......      11,166,240
    437,601   Bank One Corp................      14,030,582
    647,205   BankAmerica Corp.............      32,481,601
    120,484   BB&T Corp....................       3,298,250
    313,185   Chase Manhattan Corp.........      24,330,560
     59,938   Comerica Inc.................       2,798,355
    109,658   Fifth Third Bancorp..........       8,046,156
    362,892   First Union Corp.............      11,907,394
    374,181   Firstar Corp.................       7,904,574
    349,568   FleetBoston Financial Corp...      12,169,336
     63,654   Golden West Financial........       2,132,409
     88,677   Huntington Bancshares Inc....       2,117,163
    171,409   KeyCorp......................       3,792,424
    195,583   Mellon Financial Corp........       6,662,046
     66,489   Morgan (J P) & Co Inc........       8,419,170
    235,464   National City Corp...........       5,577,554
     85,146   Northern Trust Corp..........       4,512,738
     34,400   Old Kent Financial Corp......       1,216,900
    114,295   PNC Bank Corp................       5,086,127
     85,833   Regions Financial Corp.......       2,156,554
     40,184   Republic New York Corp.......       2,893,248
     63,289   SouthTrust Corp..............       2,393,115
     61,542   State Street Boston Corp.....       4,496,412
     66,056   Summit Bancorp...............       2,022,965
    122,242   SunTrust Banks Inc...........       8,411,778
    103,581   Synovus Financial Corp.......       2,058,672
    278,309   U.S. Bancorp.................       6,627,233
     53,845   Union Planters Corp..........       2,123,512
     77,040   Wachovia Corp................       5,238,720
    220,472   Washington Mutual Inc........       5,732,272
    623,474   Wells Fargo & Co.............      25,211,730
                                             --------------
              TOTAL BANKS (Cost
              $226,819,971)................     239,601,772
                                             --------------
              BEVERAGES -- 1.91%
    177,324   Anheuser-Busch Inc...........      12,567,839
     26,460   Brown-Forman Corp Class B....       1,514,835

   The accompanying notes are an integral part of these financial statements.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BEVERAGES (CONTINUED)
    934,391   Coca-Cola Co.................  $   54,428,276
    162,898   Coca-Cola Enterprises Co.....       3,278,322
     14,382   Coors (Adolph) Co Class B....         755,055
         17   Diageo PLC ADR (UK)..........             544
    553,554   Pepsico Inc..................      19,512,779
                                             --------------
              TOTAL BEVERAGES (Cost
              $80,351,664).................      92,057,650
                                             --------------
              BIOTECHNOLOGY -- 0.66%
    386,562   Amgen Inc+...................      23,217,880
    240,552   Monsanto Co..................       8,569,739
                                             --------------
              TOTAL BIOTECHNOLOGY (Cost
              $15,323,757).................      31,787,619
                                             --------------
              BUILDING MATERIALS -- 0.13%
     15,543   Armstrong World Industries
                Inc........................         518,748
    156,883   Masco Corp...................       3,980,906
     20,986   Owens Corning Fiberglas
                Corp.......................         405,292
     32,120   Vulcan Materials Co..........       1,282,793
                                             --------------
              TOTAL BUILDING MATERIALS
              (Cost $6,873,934)............       6,187,739
                                             --------------
              CHEMICALS -- 1.20%
     87,959   Air Products & Chemicals
                Inc........................       2,952,124
     28,437   Ashland Inc..................         936,644
     83,558   Dow Chemical Co..............      11,165,438
    394,057   Du Pont (E I) de Nemours.....      25,958,505
     30,282   Eastman Chemical Co..........       1,444,073
     48,653   Engelhard Corp...............         918,325
     27,178   Grace (W R) Co+..............         377,095
     22,691   Great Lakes Chemical Corp....         866,513
     38,616   Hercules Inc.................       1,076,421
     60,801   Praxair Inc..................       3,059,050
     81,296   Rohm & Haas Co...............       3,307,731
     65,777   Sherwin Williams Co..........       1,381,317
     39,041   Sigma-Aldrich Corp...........       1,173,670
     51,017   Union Carbide Corp...........       3,405,385
                                             --------------
              TOTAL CHEMICALS (Cost
              $47,443,341).................      58,022,291
                                             --------------
              COMMERCIAL SERVICES -- 0.49%
     37,527   Block (H R) Inc..............       1,641,806
    274,479   Cendant Corp+................       7,290,848
     30,074   Deluxe Corp..................         825,155
     49,915   Donnelley (R R) & Sons Co....       1,238,516

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMMERCIAL SERVICES (CONTINUED)
     62,396   Dun & Bradstreet Corp........  $    1,840,682
     50,020   Ecolab Inc...................       1,957,033
     55,846   Equifax Inc..................       1,315,871
    105,816   McKesson HBOC Inc............       2,387,474
     94,001   Paychex Inc..................       3,760,040
     25,800   Quintiles Transnational
                Corp+......................         482,137
    101,954   Service Corp International...         707,306
                                             --------------
              TOTAL COMMERCIAL SERVICES
              (Cost $28,439,975)...........      23,446,868
                                             --------------
              COMPUTERS -- 9.58%
    133,118   3Com Corp+...................       6,256,546
     31,300   Adaptec Inc+.................       1,561,087
     60,296   Apple Computer Inc+..........       6,199,183
     62,807   Cabletron Systems Inc+.......       1,632,982
     55,853   Ceridian Corp+...............       1,204,330
  1,229,986   Cisco Systems Inc+...........     131,762,250
    644,412   Compaq Computer Corp.........      17,439,400
     61,031   Computer Sciences Corp+......       5,775,058
    961,746   Dell Computer Corp+..........      49,049,046
    179,898   Electronic Data Systems
                Corp.......................      12,041,922
    383,629   EMC Corp+....................      41,911,468
    119,048   Gateway Inc+.................       8,578,897
    383,434   Hewlett-Packard Co...........      43,687,511
    681,649   International Business
                Machine Corp...............      73,618,092
     44,975   Lexmark International Group
                Class A+...................       4,070,237
     53,250   Network Appliance Inc+.......       4,423,078
     79,776   Seagate Technology Inc+......       3,714,570
     73,128   Silicon Graphics Inc+........         717,569
    585,786   Sun Microsystems Inc+........      45,361,803
    108,675   Unisys Corp+.................       3,470,808
                                             --------------
              TOTAL COMPUTERS (Cost
              $176,115,888)................     462,475,837
                                             --------------
              COSMETICS/PERSONAL CARE -- 2.16%
     21,777   Alberto-Culver Co Class B....         562,119
     96,143   Avon Products Inc............       3,172,719
    221,134   Colgate-Palmolive Co.........      14,373,710
    408,333   Gillette Co..................      16,818,215
     40,998   International Flavor &
                Fragrances Inc.............       1,547,674

   The accompanying notes are an integral part of these financial statements.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COSMETICS/PERSONAL CARE (CONTINUED)
    202,091   Kimberly-Clark Corp..........  $   13,186,438
    497,231   Procter & Gamble Co..........      54,477,871
                                             --------------
              TOTAL COSMETICS/PERSONAL CARE
              (Cost $68,964,678)...........     104,138,746
                                             --------------
              DISTRIBUTION/WHOLESALE -- 0.19%
     83,938   Costco Wholesale Corp+.......       7,659,342
     69,138   Genuine Parts Co.............       1,715,489
                                             --------------
              TOTAL DISTRIBUTION/WHOLESALE
              (Cost $5,792,322)............       9,374,831
                                             --------------
              DIVERSIFIED FINANCIAL SERVICES -- 4.91%
    169,847   American Express Corp........      28,237,064
    276,610   Associates First Capital
                Corp.......................       7,589,487
     47,199   Bear Stearns Co Inc..........       2,017,757
     75,490   Capital One Financial Corp...       3,637,674
  1,275,154   Citigroup Inc................      70,850,744
     43,374   Countrywide Credit Industries
                Inc........................       1,095,193
    263,711   Federal Home Loan Mortgage
                Corporation................      12,410,899
    388,233   Federal National Mortgage
                Association................      24,240,298
     96,631   Franklin Resources Inc.......       3,098,231
    181,216   Household International
                Inc........................       6,750,296
     45,325   Lehman Brothers Holdings.....       3,838,461
    304,775   MBNA Corp....................       8,305,119
    140,237   Merrill Lynch & Co Inc.......      11,709,789
    211,367   Morgan Stanley Dean Witter...      30,172,639
     55,154   Paine Webber Group Inc.......       2,140,665
     35,000   Price (T Rowe) &
                Associates.................       1,292,812
     54,109   Providian Financial Corp.....       4,927,301
    310,318   Schwab (Charles) Corp........      11,908,453
     61,684   SLM Holding Corp.............       2,606,149
                                             --------------
              TOTAL DIVERSIFIED FINANCIAL
              SERVICES (Cost
              $143,235,527)................     236,829,031
                                             --------------
              ELECTRIC -- 1.56%
     73,105   AES Corp+....................       5,464,599
     52,966   Ameren Corp..................       1,734,636
     74,389   American Electric Power
                Inc........................       2,389,747
     59,226   Carolina Power & Light Co....       1,802,691
     82,182   Central & South West Corp....       1,643,640
     61,411   Cinergy Corp.................       1,481,540
     43,993   CMS Energy Corp..............       1,372,032

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              ELECTRIC (CONTINUED)
     84,720   Consolidated Edison Inc......  $    2,922,840
     57,860   Constellation Energy Group...       1,677,940
     73,506   Dominion Resources Inc.......       2,885,110
     56,010   DTE Energy Co................       1,757,314
    138,806   Duke Energy Corp.............       6,957,651
    132,874   Edison International.........       3,479,638
     94,882   Entergy Corp.................       2,443,211
     90,161   FirstEnergy Corp.............       2,045,528
     37,858   Florida Progress Corp........       1,601,867
     68,706   FPL Group Inc................       2,941,476
     48,607   GPU Inc......................       1,455,172
     44,293   New Century Energies Inc.....       1,345,400
     72,680   Niagra Mohawk Holdings
                Inc+.......................       1,012,978
     58,795   Northern States Power Co.....       1,146,502
     71,748   PECO Energy Co...............       2,493,243
    147,012   PG&E Corp....................       3,013,746
     23,500   Pinnacle West Capital Corp...         718,219
     59,377   PP & L Resources Inc.........       1,358,249
     84,063   Public Service Enterprise
                Group......................       2,926,443
    112,934   Reliant Energy Inc...........       2,583,365
    260,050   Southern Co..................       6,111,175
    105,661   Texas Utilities Co...........       3,757,569
     83,448   Unicom Corp..................       2,795,508
                                             --------------
              TOTAL ELECTRIC (Cost
              $77,602,095).................      75,319,029
                                             --------------
              ELECTRICAL COMPONENTS & EQUIPMENT -- 0.25%
    165,032   Emerson Electric Co..........       9,468,711
     50,600   Molex Inc....................       2,868,387
                                             --------------
              TOTAL ELECTRICAL COMPONENTS &
              EQUIPMENT (Cost
              $10,607,048).................      12,337,098
                                             --------------
              ELECTRONICS -- 0.66%
     59,990   Analog Devices Inc+..........       5,579,070
     32,858   Johnson Controls Inc.........       1,868,799
     17,225   Millipore Corp...............         665,316
     41,831   Parker Hannifin Corp.........       2,146,453
     38,586   PE Corp -- PE Biosystems
                Group......................       4,642,378
     17,648   PerkinElmer Inc..............         735,701
    106,352   Solectron Corp+..............      10,116,734
     18,410   Tektronix Inc................         715,689
     56,740   Teradyne Inc+................       3,744,840

   The accompanying notes are an integral part of these financial statements.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
     61,303   Thermo Electron Corp+........  $      919,545
     21,793   Thomas & Betts Corp..........         694,652
                                             --------------
              TOTAL ELECTRONICS (Cost
              $20,085,745).................      31,829,177
                                             --------------
              ENGINEERING & CONSTRUCTION -- 0.03%
29,408.....   Fluor Corp...................       1,349,107
     15,952   Foster Wheeler Corp..........         141,574
                                             --------------
              TOTAL ENGINEERING &
              CONSTRUCTION (Cost
              $1,940,013)..................       1,490,681
                                             --------------
              ENTERTAINMENT -- 0.05%
     48,115   Harrah's Entertainment
                Inc+.......................       1,272,040
     73,225   Mirage Resorts Inc+..........       1,121,258
                                             --------------
              TOTAL ENTERTAINMENT (Cost
              $2,764,549)..................       2,393,298
                                             --------------
              ENVIRONMENTAL CONTROL -- 0.09%
     50,915   Allied Waste Industries
                Inc+.......................         448,688
    234,418   Waste Management Inc.........       4,029,059
                                             --------------
              TOTAL ENVIRONMENTAL CONTROL
              (Cost $12,258,279)...........       4,477,747
                                             --------------
              FOOD -- 1.92%
    160,326   Albertson's Inc..............       5,170,514
    236,583   Archer-Daniels-Midland Co....       2,883,355
    106,212   Bestfoods....................       5,582,768
    165,111   Campbell Soup Co.............       6,387,732
    186,381   ConAgra Inc..................       4,205,221
    116,686   General Mills Inc............       4,171,524
     14,838   Great Atlantic & Pacific Tea
                Co.........................         413,609
    136,452   Heinz (H J) Co...............       5,432,495
     53,535   Hershey Foods Corp...........       2,542,913
    154,449   Kellogg Co...................       4,758,960
    316,160   Kroger Co+...................       5,967,520
    125,413   Nabisco Group Holdings
                Corp.......................       1,332,513
     51,208   Quaker Oats Co...............       3,360,525
    123,746   Ralston-Purina Group.........       3,449,420
    190,959   Safeway Inc+.................       6,790,979
    343,377   Sara Lee Corp................       7,575,755
     46,279   Super Value Inc..............         925,580
    126,212   Sysco Corp...................       4,993,262
    216,889   Unilever NV..................      11,806,895

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FOOD (CONTINUED)
     57,358   Winn-Dixie Stores Inc........  $    1,373,007
     44,437   Wrigley (W M) Jr Co..........       3,685,494
                                             --------------
              TOTAL FOOD (Cost
              $95,478,258).................      92,810,041
                                             --------------
              FOREST PRODUCTS & PAPER -- 0.65%
     22,043   Boise Cascade Corp...........         892,742
     36,981   Champion International
                Corp.......................       2,290,511
     85,028   Fort James Corp..............       2,327,642
     65,839   Georgia-Pacific Corp.........       3,341,329
    157,147   International Paper Co.......       8,868,984
     41,771   Louisiana-Pacific Corp.......         595,237
     39,296   Mead Corp....................       1,706,920
     11,371   Potlatch Corp................         507,431
     21,587   Temple-Inland Inc............       1,423,393
     38,863   Westvaco Corp................       1,267,905
     83,345   Weyerhauser Co...............       5,985,213
     42,972   Willamette Industries Inc....       1,995,512
                                             --------------
              TOTAL FOREST PRODUCTS & PAPER
              (Cost $24,681,546)...........      31,202,819
                                             --------------
              GAS -- 0.07%
      8,432   Eastern Enterprises..........         484,313
     18,445   NICOR Inc....................         599,463
     12,234   ONEOK Inc....................         307,379
     13,909   Peoples Energy Corp..........         465,952
     92,729   Sempra Energy................       1,611,166
                                             --------------
              TOTAL GAS (Cost
              $3,873,551)..................       3,468,273
                                             --------------
              HAND/MACHINE TOOLS -- 0.11%
     33,627   Black & Decker Corp..........       1,757,011
     36,123   Grainger (W W) Inc...........       1,727,131
     14,859   Milacron Inc.................         228,457
     23,453   Snap-On Inc..................         622,970
     34,452   Stanley Works................       1,037,867
                                             --------------
              TOTAL HAND/MACHINE TOOLS
              (Cost $4,908,947)............       5,373,436
                                             --------------
              HEALTH CARE -- 2.24%
     50,800   Allergan Inc.................       2,527,300
     19,978   Bard (C R) Inc...............       1,058,834
     21,821   Bausch & Lomb Inc............       1,493,375
    110,721   Baxter International Inc.....       6,954,663
     96,061   Becton Dickinson & Co........       2,569,632
     43,468   Biomet Inc...................       1,738,720
    152,221   Boston Scientific Corp+......       3,329,834

   The accompanying notes are an integral part of these financial statements.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
    214,786   Columbia/HCA Healthcare
                Corp.......................  $    6,295,915
    115,111   Guidant Corp+................       5,410,217
    160,259   Healthsouth Corp+............         861,392
     64,704   Humana Inc+..................         529,764
    520,147   Johnson & Johnson............      48,438,689
     27,624   Mallinckrodt Group Inc.......         878,789
     42,886   Manor Care Inc+..............         686,176
    444,856   Medtronics Inc...............      16,209,441
     32,653   St Jude Medical Inc+.........       1,002,039
    119,123   Tenet Healthcare Corp+.......       2,799,391
     66,303   United Healthcare Corp.......       3,522,347
     25,355   Wellpoint Health Networks+...       1,671,845
                                             --------------
              TOTAL HEALTH CARE (Cost
              $84,180,983).................     107,978,363
                                             --------------
              HOLDING COMPANIES -- DIVERSIFIED -- 0.15%
    164,437   Seagrams Co Ltd..............       7,389,388
                                             --------------
              TOTAL HOLDING COMPANIES --
              DIVERSIFIED (Cost
              $6,502,452)..................       7,389,388
                                             --------------
              HOME BUILDERS -- 0.03%
     23,215   Centex Corp..................         573,120
     13,708   Fleetwood Enterprises Inc....         282,728
     17,979   Kaufman & Broad Home Corp....         434,867
     17,087   Pulte Corp...................         384,458
                                             --------------
              TOTAL HOME BUILDERS (Cost
              $1,648,851)..................       1,675,173
                                             --------------
              HOME FURNISHINGS -- 0.10%
     56,700   Leggett & Platt Inc..........       1,215,506
     33,811   Maytag Corp..................       1,622,928
     29,131   Whirlpool Corp...............       1,895,336
                                             --------------
              TOTAL HOME FURNISHINGS (Cost
              $4,062,818)..................       4,733,770
                                             --------------
              HOUSEHOLD PRODUCTS/WARES -- 0.30%
     26,270   American Greetings Corp Class
                A..........................         620,629
     43,633   Avery-Dennison Corp..........       3,179,755
     90,052   Clorox Co....................       4,536,370
     64,148   Fortune Brands Inc...........       2,120,893
     13,796   Jostens Inc..................         335,415

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              HOUSEHOLD PRODUCTS/WARES (CONTINUED)
    107,840   Newell Rubbermaid Inc........  $    3,127,360
     22,621   Tupperware Corp..............         383,143
                                             --------------
              TOTAL HOUSEHOLD PRODUCTS/
              WARES (Cost $12,785,042).....      14,303,565
                                             --------------
              INSURANCE -- 2.91%
     54,289   Aetna Inc....................       3,030,005
    101,382   AFLAC Corp...................       4,783,963
    303,349   Allstate Corp................       7,280,376
     94,773   American General Corp........       7,190,901
    585,625   American International Group
                Inc........................      63,320,703
     98,022   Aon Corp.....................       3,920,860
     63,769   Chubb Corp...................       3,590,992
     70,827   CIGNA Corp...................       5,706,000
     63,644   Cincinnati Financial Corp....       1,984,897
    123,646   Conseco Inc..................       2,210,172
     86,412   Hartford Financial Services
                Group......................       4,093,769
     40,464   Jefferson-Pilot Corp.........       2,761,668
     76,197   Lincoln National Corp........       3,047,880
     41,313   Loews Corp...................       2,507,183
    100,335   Marsh & McLennan Companies
                Inc........................       9,600,805
     38,539   MBIA Inc.....................       2,035,341
     41,931   MGIC Investment Corp.........       2,523,722
     28,125   Progressive Corp Ohio........       2,056,641
     51,422   SAFECO Corp..................       1,279,122
     86,993   St Paul Cos..................       2,930,577
     51,586   Torchmark Corp...............       1,499,218
     91,610   UNUMProvident Corp...........       2,937,246
                                             --------------
              TOTAL INSURANCE (Cost
              $108,341,003)................     140,292,041
                                             --------------
              IRON/STEEL -- 0.07%
     50,451   Bethlehem Steel Corp+........         422,527
     33,724   Nucor Corp...................       1,848,497
     34,183   USX-U.S. Steel Group.........       1,128,039
                                             --------------
              TOTAL IRON/STEEL (Cost
              $3,375,440)..................       3,399,063
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              LEISURE TIME -- 0.25%
     35,682   Brunswick Corp...............  $      793,925
    232,789   Carnival Corp Class A........      11,130,224
                                             --------------
              TOTAL LEISURE TIME (Cost
              $11,133,423).................      11,924,149
                                             --------------
              LODGING -- 0.08%
    100,112   Hilton Hotels Corp...........         963,578
     95,283   Marriott International.......       3,007,370
                                             --------------
              TOTAL LODGING (Cost
              $3,919,019)..................       3,970,948
                                             --------------
              MACHINERY -- 0.46%
      9,122   Briggs & Stratton Corp.......         489,167
    135,328   Caterpillar Inc..............       6,368,874
     15,900   Cummins Engine Co Inc........         768,169
     89,327   Deere & Co...................       3,874,559
     79,663   Dover Corp...................       3,614,709
     63,286   Ingersoll-Rand Co............       3,484,685
     23,106   McDermott International
                Inc........................         209,398
      3,027   NACCO Industries Inc Class
                A..........................         168,188
     73,145   Rockwell International
                Corp.......................       3,501,817
                                             --------------
              TOTAL MACHINERY (Cost
              $18,440,998).................      22,479,566
                                             --------------
              MANUFACTURERS -- 5.74%
     36,420   Cooper Industries Inc........       1,472,734
     92,903   Corning Inc..................      11,978,681
     26,543   Crane Co.....................         527,542
     51,856   Danaher Corp.................       2,502,052
    120,341   Eastman Kodak Co.............       7,972,591
     27,696   Eaton Corp...................       2,011,422
     12,392   FMC Corp+....................         710,217
  1,239,186   General Electric Co..........     191,764,034
    107,786   Illinois Tool Works Inc......       7,282,292
     34,073   ITT Industries Inc...........       1,139,316
    152,721   Minnesota Mining &
                Manufacturing Co...........      14,947,568
     15,998   National Service Industries
                Inc........................         471,941
     48,399   Pall Corp....................       1,043,603
     17,470   Polaroid Corp................         328,654
     66,344   PPG Industries Inc...........       4,150,647
     57,334   Textron Inc..................       4,396,801
    633,078   Tyco International Ltd.......      24,610,907
                                             --------------
              TOTAL MANUFACTURERS (Cost
              $143,990,320)................     277,311,002
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MEDIA -- 3.40%
    288,983   CBS Corp+....................  $   18,476,851
    127,745   Clear Channel Communications
                Inc+.......................      11,401,241
    284,258   Comcast Corp Class A.........      14,372,795
    781,324   Disney (Walt) Co.............      22,853,727
     34,936   Dow Jones & Co Inc...........       2,375,648
    106,280   Gannett Co Inc...............       8,668,463
     30,498   Knight-Ridder Inc............       1,814,631
     75,095   McGraw-Hill Inc..............       4,627,729
    229,855   MediaOne Group Inc+..........      17,655,737
     20,197   Meredith Corp................         841,962
     66,704   New York Times Co Class A....       3,276,834
    487,770   Time Warner Inc..............      35,332,839
     23,181   Times Mirror Co Class A......       1,553,127
     90,382   Tribune Co...................       4,976,659
    264,159   Viacom Inc Class B+..........      15,965,110
                                             --------------
              TOTAL MEDIA (Cost
              $91,189,951).................     164,193,353
                                             --------------
              METAL FABRICATE/HARDWARE -- 0.04%
     37,270   Allegheny Technologies Inc...         836,246
     24,501   Timken Co....................         500,739
     36,040   Worthington Industries Inc...         596,913
                                             --------------
              TOTAL METAL
              FABRICATE/HARDWARE (Cost
              $2,569,460)..................       1,933,898
                                             --------------
              METALS -- DIVERSIFIED -- 0.47%
     86,465   Alcan Aluminum Ltd...........       3,561,277
    139,199   Alcoa Inc....................      11,553,517
     63,424   Freeport McMoRan Inc+........       1,339,832
     70,437   Inco Ltd+....................       1,655,270
     22,901   Phelps Dodge Corp............       1,537,230
    120,056   Placer Dome Inc..............       1,290,602
     24,353   Reynolds Metals Co...........       1,866,049
                                             --------------
              TOTAL METALS -- DIVERSIFIED
              (Cost $15,205,426)...........      22,803,777
                                             --------------
              MINING -- 0.10%
    147,998   Barrick Gold Corp............       2,617,715
     92,085   Homestake Mining Co..........         719,414
     64,155   Newmont Mining Corp..........       1,571,798
                                             --------------
              TOTAL MINING (Cost
              $6,518,262)..................       4,908,927
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              OFFICE/BUSINESS EQUIPMENT -- 0.22%
    102,053   Pitney Bowes Inc.............  $    4,930,436
    252,366   Xerox Corp...................       5,725,554
                                             --------------
              TOTAL OFFICE/BUSINESS
              EQUIPMENT (Cost
              $13,290,457).................      10,655,990
                                             --------------
              OIL & GAS PRODUCERS -- 4.87%
     34,891   Amerada Hess Corp............       1,980,064
     46,745   Anadarko Petroleum Corp......       1,595,173
     41,497   Apache Corp..................       1,532,795
    122,330   Atlantic Richfield Corp......      10,581,545
     70,978   Burlington Resources Inc.....       2,346,710
    248,501   Chevron Corp.................      21,526,399
     81,860   Coastal Corp.................       2,900,914
    238,785   Conoco Inc Class B...........       5,939,776
  1,305,075   Exxon Mobil Corp.............     105,140,105
     19,470   Helmerich & Payne Inc........         424,689
     32,874   Kerr-McGee Corp..............       2,038,188
    133,734   Occidental Petroleum Corp....       2,891,998
     96,587   Phillips Petroleum Co........       4,539,589
     32,475   Rowan Co Inc+................         704,302
    811,574   Royal Dutch Petroleum Corp...      49,049,504
     35,137   Sunoco Inc...................         825,720
    206,300   Texaco Inc...................      11,204,669
     43,600   Tosco Corp...................       1,185,375
     40,219   Transocean Sedco Forex Inc...       1,354,873
     97,483   Union Pacific Resources
                Group......................       1,242,908
     92,813   Unocal Corp..................       3,115,036
    118,377   USX -- Marathon Group........       2,922,432
                                             --------------
              TOTAL OIL & GAS PRODUCERS
              (Cost $170,481,951)..........     235,042,764
                                             --------------
              OIL & GAS SERVICES -- 0.44%
    126,058   Baker Hughes Inc.............       2,655,097
    167,918   Halliburton Co...............       6,758,700
    207,742   Schlumberger Ltd.............      11,685,488
                                             --------------
              TOTAL OIL & GAS SERVICES
              (Cost $18,232,858)...........      21,099,285
                                             --------------
              PACKAGING & CONTAINERS -- 0.13%
     11,780   Ball Corp....................         463,838
     20,358   Bemis Co.....................         709,985
     47,391   Crown Cork & Seal Co.........       1,060,374
     60,369   Owens Illinois Inc+..........       1,512,998

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              PACKAGING & CONTAINERS (CONTINUED)
     65,875   Pactiv Corp+.................  $      699,922
     32,207   Sealed Air Corp+.............       1,668,725
                                             --------------
              TOTAL PACKAGING & CONTAINERS
              (Cost $9,121,867)............       6,115,842
                                             --------------
              PHARMACEUTICALS -- 5.99%
    576,420   Abbott Laboratories..........      20,931,251
     37,839   ALZA Corp+...................       1,310,175
    494,953   American Home Products Corp..      19,519,709
    750,938   Bristol-Myers Squibb Co......      48,200,833
    103,852   Cardinal Health Inc..........       4,971,915
    413,744   Lilly (Eli) & Co.............      27,513,976
    884,208   Merck & Co Inc...............      59,297,199
  1,465,296   Pfizer Inc...................      47,530,539
    192,356   Pharmacia & Upjohn Inc.......       8,656,020
    556,114   Schering-Plough Corp.........      23,461,059
    323,703   Warner Lambert Co............      26,523,415
     35,421   Watson Pharmaceutical Inc+...       1,268,515
                                             --------------
              TOTAL PHARMACEUTICALS (Cost
              $213,451,375)................     289,184,606
                                             --------------
              PIPELINES -- 0.51%
     32,122   Columbia Energy Group........       2,031,717
     36,891   Consolidated Natural Gas
                Co.........................       2,395,609
     77,357   El Paso Energy Corp..........       3,002,419
    271,020   Enron Corp...................      12,026,513
    165,460   Williams Co Inc..............       5,056,871
                                             --------------
              TOTAL PIPELINES (Cost
              $17,444,082).................      24,513,129
                                             --------------
              RETAIL -- 6.40%
     57,606   AutoZone Inc+................       1,861,381
     41,600   Bed Bath & Beyond Inc+.......       1,445,600
     77,898   Best Buy Co Inc+.............       3,909,506
     77,063   Circuit City Stores Inc......       3,472,651
     42,302   Consolidated Stores Corp+....         687,408
    149,244   CVS Corp.....................       5,960,432
     51,880   Darden Restaurants Inc.......         940,325
    167,774   Dayton-Hudson Corp...........      12,320,903
     41,422   Dillards Inc Class A.........         836,207
     85,424   Dollar General Corp..........       1,943,396
     79,767   Federated Department Stores
                Inc+.......................       4,033,219
    325,148   Gap Inc......................      14,956,808
     27,581   Harcourt General Inc.........       1,110,135

   The accompanying notes are an integral part of these financial statements.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
    862,041   Home Depot Inc...............  $   59,103,686
     53,983   IKON Office Solutions Inc....         367,759
    190,809   Kmart Corp+..................       1,920,016
     62,134   Kohls Corp+..................       4,485,298
     81,938   Limited Inc..................       3,548,940
     15,054   Longs Drug Stores Corp.......         388,581
    142,840   Lowe's Co Inc................       8,534,690
    127,673   May Department Stores Co.....       4,117,454
    513,168   McDonald's Corp..............      20,687,085
     54,615   Nordstrom Inc................       1,430,230
    138,149   Office Depot Inc+............       1,511,005
    101,249   Penney (J C) Co Inc..........       2,018,652
     20,775   Pep Boys (The) -- Manny Moe &
                Jack.......................         189,572
    100,031   Rite Aid Corp................       1,119,097
    145,124   Sears Roebuck & Co...........       4,417,212
    177,729   Staples Inc+.................       3,687,877
     73,625   Tandy Corp...................       3,621,430
    122,203   TJX Companies Inc............       2,497,524
     96,075   Toys R Us Inc+...............       1,375,073
     59,032   Tricon Global Restaurants+...       2,280,111
  1,681,610   Wal-Mart Stores Inc..........     116,241,291
    380,778   Walgreen Co..................      11,137,757
     47,843   Wendy's International Inc....         986,762
                                             --------------
              TOTAL RETAIL (Cost
              $172,421,820)................     309,145,073
                                             --------------
              SEMICONDUCTORS -- 3.62%
     55,827   Advanced Micro Devices
                Inc+.......................       1,615,494
    142,318   Applied Materials Inc+.......      18,029,912
  1,255,365   Intel Corp...................     103,332,232
     33,748   KLA Instruments Corp+........       3,758,684
     55,154   LSI Logic Corp+..............       3,722,895
     95,676   Micron Technology Inc+.......       7,438,779
     64,381   National Semiconductor+......       2,756,312
    298,263   Texas Instruments Inc........      28,894,228
    111,400   Xilinx Inc+..................       5,065,224
                                             --------------
              TOTAL SEMICONDUCTORS (Cost
              $75,366,825).................     174,613,760
                                             --------------
              SOFTWARE -- 9.57%
     46,726   Adobe Systems Inc............       3,142,324
    838,542   America Online Inc+..........      63,257,512
     20,332   Autodesk Inc.................         686,205
    234,757   Automatic Data Processing....      12,647,533

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SOFTWARE (CONTINUED)
     90,534   BMC Software Inc+............  $    7,237,062
     30,070   Citrix Systems Inc+..........       3,698,610
    203,896   Computer Associates
                International Inc..........      14,259,977
    136,195   Compuware Corp+..............       5,073,264
    161,323   First Data Corp..............       7,955,240
    119,883   IMS Health Inc...............       3,259,319
  1,943,474   Microsoft Corp+..............     226,900,590
    128,514   Novell Inc+..................       5,132,528
    538,861   Oracle Corp+.................      60,386,111
    103,203   Parametric Technology
                Corp+......................       2,792,931
     90,560   PeopleSoft Inc+..............       1,930,060
     10,340   Shared Medical System Corp...         526,694
     99,540   Yahoo! Inc+..................      43,069,714
                                             --------------
              TOTAL SOFTWARE (Cost
              $206,608,210)................     461,955,674
                                             --------------
              TELECOMMUNICATION EQUIPMENT -- 4.97%
     49,901   ADC Telecommunications+......       3,620,941
     32,217   Andrew Corp+.................         610,109
     23,500   Comverse Technology Inc+.....       3,401,625
     65,466   General Instrument Corp+.....       5,564,610
  1,176,833   Lucent Technologies Inc......      88,041,819
    229,918   Motorola Inc.................      33,855,426
    502,367   Nortel Networks Corp.........      50,739,067
    245,196   QUALCOMM Inc+................      43,185,146
     28,973   Scientific-Atlanta Inc.......       1,611,623
    148,663   Tellabs Inc+.................       9,542,306
                                             --------------
              TOTAL TELECOMMUNICATION
              EQUIPMENT (Cost
              $85,508,910).................     240,172,672
                                             --------------
              TELECOMMUNICATIONS -- 0.93%
    283,449   Global Crossing Ltd+.........      14,172,450
    133,682   NEXTEL Communications Class
                A+.........................      13,785,956
    164,107   Sprint Corp (PCS Group)+.....      16,820,957
                                             --------------
              TOTAL TELECOMMUNICATIONS
              (Cost $15,127,390)...........      44,779,363
                                             --------------
              TELEPHONE -- 6.71%
    114,284   Alltel Corp..................       9,449,858
  1,208,638   AT&T Corp....................      61,338,379
    587,785   Bell Atlantic Corp...........      36,185,514
    713,419   BellSouth Corp...............      33,396,927
     52,469   CenturyTel Inc...............       2,485,719

   The accompanying notes are an integral part of these financial statements.

                  MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX
                                MASTER PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TELEPHONE (CONTINUED)
    368,665   GTE Corp.....................  $   26,013,924
  1,063,259   MCI WorldCom Inc+............      56,419,154
  1,290,288   SBC Communications Inc.......      62,901,540
    328,630   Sprint Corp..................      22,120,907
    191,430   U.S. West Inc................      13,782,960
                                             --------------
              TOTAL TELEPHONE (Cost
              $209,737,582)................     324,094,882
                                             --------------
              TEXTILES -- 0.01%
      7,142   Springs Industries Inc Class
                A..........................         285,234
                                             --------------
              TOBACCO -- 0.47%
    899,120   Philip Morris Co Inc.........      20,848,345
     67,406   UST Inc......................       1,697,789
                                             --------------
              TOTAL TOBACCO (Cost
              $33,540,360).................      22,546,134
                                             --------------
              TOYS/GAMES/HOBBIES -- 0.07%
     75,412   Hasbro Inc...................       1,437,541
    159,572   Mattel Inc...................       2,094,383
                                             --------------
              TOTAL TOYS/GAMES/HOBBIES
              (Cost $5,755,424)............       3,531,924
                                             --------------
              TRANSPORTATION -- 0.45%
    177,184   Burlington Northern Santa Fe
                Corp.......................       4,296,712
     83,427   CSX Corp.....................       2,617,522
    113,457   FDX Corp+....................       4,644,646
     41,791   Kansas City Southern
                Industries Inc.............       3,118,653
    145,750   Norfolk Southern Corp........       2,987,875
     94,580   Union Pacific Corp...........       4,126,053
                                             --------------
              TOTAL TRANSPORTATION (Cost
              $23,262,453).................      21,791,461
                                             --------------
              TRUCKING & LEASING -- 0.01%
     26,060   Ryder System Inc.............         636,841
                                             --------------
              TOTAL COMMON STOCKS (Cost
              $2,955,509,045)..............   4,647,088,660
                                             --------------
 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM INSTRUMENTS -- 4.67%
              CASH EQUIVALENTS -- 1.02%
$44,072,532   Goldman Sachs Financial
                Square Prime Obligation
                Fund, 5.40%,
                01/03/2000++...............      44,072,532
  5,100,000   Investors Bank & Trust
                Depositary Receipt, 5.53%,
                01/03/2000++...............       5,100,000
                                             --------------
                                                 49,172,532
                                             --------------
              REPURCHASE AGREEMENTS -- 3.33%
160,459,092   Morgan Stanley Tri-party
                Repurchase Agreement dated
                12/31/99, due 01/03/00 with
                a maturity value of
                $160,491,184 and an
                effective yield of 2.40%,
                collateralized by U.S.
                Treasury Notes with a rate
                of 6.25%, a maturity of
                04/30/01 and market value
                of $163,671,231............     160,459,092
                                             --------------
              U.S. TREASURY BILLS -- 0.32%
 15,750,000   U.S. Treasury Bills, 5.04%,
                03/23/2000*+++.............      15,572,534
                                             --------------
              TOTAL SHORT TERM INSTRUMENTS
              (Cost $225,192,218)               225,204,158
                                             --------------
              Total Investments -- 100.93%
              (Cost $3,180,701,263) (Notes
              1 and 3)**...................   4,872,292,818
              Other Assets and Liabilities,
              Net -- (0.93)%...............     (44,767,792)
                                             --------------
              NET ASSETS -- 100.00%........  $4,827,525,026
                                             ==============

Cost for federal income tax purposes is $3,183,525,561
and net unrealized appreciation consists of:
    Gross Unrealized Appreciation........  $1,830,907,457
    Gross Unrealized Depreciation........    (142,140,200)
                                           --------------
    Net Unrealized Appreciation..........  $1,688,767,257
                                           ==============

---------------
  + Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of S&P 500 futures contracts. See Note 1.
  * Yield to Maturity.

   The accompanying notes are an integral part of these financial statements.

             MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues, the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath Income (formerly Lifepath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, Extended Index, International Index and U.S. Equity Index Master Portfolios. These financial statements relate to the S&P 500 Index Master Portfolio.

     The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     The Board of Trustees of MIP approved a change in fiscal year-end from February 28 to December 31 for the S&P 500 Index Master Portfolio on February 10, 1999. Accordingly, the financial statements are presented for the ten-month period ended December 31, 1999.

  SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are not amortized.

  FEDERAL INCOME TAXES

     The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Internal Revenue Code of 1986, as amended (the "Code").

             MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX PORTFOLIO

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the regulated investment company invested all of its assets in the Master Portfolio.

  FUTURES CONTRACTS

     The S&P 500 Index Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the S&P 500 Index Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of December 31, 1999, the S&P 500 Index Master Portfolio had the following open long futures contracts outstanding.

S&P 500 INDEX MASTER PORTFOLIO

NUMBER OF                                                  EXPIRATION      NOTIONAL      NET UNREALIZED
CONTRACTS                       TYPE                          DATE      CONTRACT VALUE    APPRECIATION
---------                       ----                       ----------   --------------   --------------
   484     S & P 500 Index...............................   3/17/00      $179,588,200      $9,872,575

     The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $15,750,000.

  REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999, by the Master Portfolio are collateralized by U.S. Government Securities.

             MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX PORTFOLIO

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as SubAdministrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolios.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the ten months ended December 31, 1999, were as follows:

                                                                                S&P 500 INDEX
                                                                               MASTER PORTFOLIO
                                                                               ----------------
                    AGGREGATE PURCHASES                        PERIOD ENDED       YEAR ENDED
                       AND SALES OF:                          DEC. 31, 1999*    FEB. 28, 1999
                    -------------------                       --------------   ----------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost...........................................   $          0     $            0
Sales proceeds..............................................              0                  0
OTHER SECURITIES:
Purchases at cost...........................................   $751,324,556     $1,187,951,471
Sales proceeds..............................................    269,734,128        275,613,257

---------------
* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

4. PORTFOLIO SECURITIES LOANED

     As of December 31, 1999, the S&P 500 Index Master Portfolio had loaned securities which were collateralized by cash. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risk to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                              SECURITIES    COLLATERAL
                                                              ----------    ----------
S&P 500 Index Master Portfolio..............................  $47,645,223   $49,172,532

             MASTER INVESTMENT PORTFOLIO -- S&P 500 INDEX PORTFOLIO

5. FINANCIAL HIGHLIGHTS

     The ratios of expenses and net investment income to average net assets and portfolio turnover rates, excluding short-term securities, for the Master Portfolio are as follows:

                                                              FOR THE        FOR THE        FOR THE
                                                            PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                                            DECEMBER 31,   FEBRUARY 28,   FEBRUARY 29,
                                                               1999*           1999           1998
                                                            ------------   ------------   ------------
S&P 500 Index Master Portfolio
  Ratio of expenses to average net assets+................      0.05%          0.05%          0.05%
  Ratio of net investment income to average net assets+...      1.44%          1.61%          1.89%
  Portfolio turnover......................................         7%            11%             6%

---------------
* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

+ Annualized for period of less that one year.

                          INDEPENDENT AUDITORS' REPORT

To the Interestholders and Board of Trustees
Master Investment Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the S&P 500 Index Master Portfolio (one portfolio of Master Investment Portfolio) as of December 31, 1999, and the related statements of operations for the ten-month period then ended and for the year-ended February 28, 1999, and the statements of changes in net assets for the ten-month period then ended and for each of the years in the two-year period ended February 28, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio as of December 31, 1999, the results of its operations and the changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.

                                                                [KPMG Signature]

San Francisco, California
February 11, 2000

                                                      -------------------
DISTRIBUTOR:                                          |    BULK RATE    |
Diversified Investors Securities Corp. (DISC)         |   US POSTAGE    |
4 Manhattanville Road, Purchase, New York 10577       |      PAID       |
914-697-8000  www.divinvest.com                       |  NEW YORK, NY   |
                                                      | PERMIT NO 8048  |
                                                      -------------------















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